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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 to June 30, 2005

ITEM 1.                             REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2005

Classes I, S and ADV

ING Partners, Inc.

•             ING American Century Large Company Value Portfolio (Formerly, ING Salomon Brothers Investors Value Portfolio)

•             ING American Century Select Portfolio

•             ING American Century Small Cap Value Portfolio

•             ING Baron Small Cap Growth Portfolio

•             ING Fundamental Research Portfolio (Formerly, ING Aeltus Enhanced Index Portfolio)

•             ING Goldman Sachs® Capital Growth Portfolio

•             ING Goldman Sachs® Core Equity Portfolio

•             ING JPMorgan Fleming International Portfolio

•             ING JPMorgan Mid Cap Value Portfolio

•             ING MFS Capital Opportunities Portfolio

•             ING OpCap Balanced Value Portfolio

•             ING Oppenheimer Global Portfolio

•             ING Oppenheimer Strategic Income Portfolio

•             ING PIMCO Total Return Portfolio

•             ING Salomon Brothers Aggressive Growth Portfolio

•             ING Salomon Brothers Fundamental Value Portfolio

•             ING Salomon Brothers Large Cap Growth Portfolio

•             ING T. Rowe Price Diversified Mid Cap Growth Portfolio

•             ING T. Rowe Price Growth Equity Portfolio

•             ING UBS U.S. Large Cap Equity Portfolio

•             ING Van Kampen Comstock Portfolio

•             ING Van Kampen Equity and Income Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OFCONTENTS

President’s Letter	1

Market Perspective	2

Shareholder Expense Examples	4

Statements of Assets and Liabilities	12

Statements of Operations	19

Statements of Changes in Net Assets	25

Financial Highlights	36

Notes to Financial Statements	80

Portfolios of Investments	101

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrants use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrants’ website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrants voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrants’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrants file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrants’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrants’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrants by calling Shareholder Services toll-free at 800-992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent[1]. It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy President ING Funds July 27, 2005

1               Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings.

A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then trading at just under 13 times current fiscal year

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2005

earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth in check. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1)  The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4)  The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5)  The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6)  The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7)  The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
ING American Century Large Company Value Portfolio	Account	Account	Annualized	During the Six
	Value	Value	Expense	Months Ended
	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 975.40	1.00%	$4.90
Class S	1,000.00	974.60	1.25	6.12
Class ADV	1,000.00	973.70	1.50	7.34
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING American Century Select Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 966.80	0.66%	$3.22
Class S	1,000.00	965.50	0.91	4.43
Class ADV	1,000.00	964.10	1.16	5.65
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.04	1.16	5.81

ING American Century Small Cap Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,024.50	1.30%	$6.53
Class S	1,000.00	1,022.90	1.55	7.77
Class ADV	1,000.00	1,022.30	1.80	9.03
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.35	1.30%	$6.51
Class S	1,000.00	1,017.11	1.55	7.75
Class ADV	1,000.00	1,015.87	1.80	9.00

ING Baron Small Cap Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,039.20	1.20%	$6.07
Class S	1,000.00	1,038.10	1.45	7.33
Class ADV	1,000.00	1,037.00	1.70	8.59
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,018.84	1.20%	$6.01
Class S	1,000.00	1,017.60	1.45	7.17
Class ADV	1,000.00	1,016.36	1.70	8.50

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Fundamental Research Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 982.80	0.80%	$3.93
Class S	1,000.00	981.60	1.05	5.16
Class ADV	1,000.00	980.30	1.30	6.38
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.83	0.80%	$4.01
Class S	1,000.00	1,019.59	1.05	5.26
Class ADV	1,000.00	1,018.35	1.30	6.51

ING Goldman Sachs® Capital Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 968.20	1.05%	$5.12
Class S	1,000.00	967.10	1.30	6.34
Class ADV	1,000.00	966.20	1.55	7.56
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class S	1,000.00	1,018.35	1.30	6.51
Class ADV	1,000.00	1,017.11	1.55	7.75

ING Goldman Sachs® Core Equity Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 968.00	0.90%	$4.39
Class S	1,000.00	967.10	1.15	5.61
Class ADV	1,000.00	965.40	1.40	6.82
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class ADV	1,000.00	1,017.85	1.40	7.00

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING JPMorgan Fleming International Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 974.80	1.00%	$4.90
Class S	1,000.00	973.00	1.25	6.11
Class ADV	1,000.00	972.10	1.50	7.33
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

ING JPMorgan Mid Cap Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,048.10	1.10%	$5.59
Class S	1,000.00	1,046.80	1.35	6.85
Class ADV	1,000.00	1,045.50	1.60	8.11
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.34	1.10%	$5.51
Class S	1,000.00	1,018.10	1.35	6.76
Class ADV	1,000.00	1,016.86	1.60	8.00

ING MFS Capital Opportunities Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 976.50	0.90%	$4.41
Class S	1,000.00	975.20	1.15	5.63
Class ADV	1,000.00	973.90	1.40	6.85
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class S	1,000.00	1,019.09	1.15	5.76
Class ADV	1,000.00	1,017.85	1.40	7.00

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING OpCap Balanced Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,002.20	1.00%	$4.96
Class S	1,000.00	1,000.70	1.25	6.20
Class ADV	1,000.00	1,000.00	1.50	7.44
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class S	1,000.00	1,018.60	1.25	6.26
Class ADV	1,000.00	1,017.36	1.50	7.50

ING Oppenheimer Global Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 990.60	0.66%	$3.26
Class S	1,000.00	988.90	0.91	4.49
Class ADV	1,000.00	988.80	1.15	5.67
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.09	1.15	5.76

ING Oppenheimer Strategic Income Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,002.00	0.54%	$2.68
Class S	1,000.00	1,001.00	0.75	3.72
Class ADV	1,000.00	1,000.00	1.00	4.96
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,022.12	0.54%	$2.71
Class S	1,000.00	1,021.08	0.75	3.76
Class ADV	1,000.00	1,019.84	1.00	5.01

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING PIMCO Total Return Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,026.40	0.85%	$4.27
Class S	1,000.00	1,024.60	1.10	5.52
Class ADV	1,000.00	1,022.90	1.35	6.77
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

ING Salomon Brothers Aggressive Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 975.70	0.81%	$3.97
Class S	1,000.00	974.50	1.06	5.19
Class ADV	1,000.00	973.30	1.31	6.41
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.78	0.81%	$4.06
Class S	1,000.00	1,019.54	1.06	5.31
Class ADV	1,000.00	1,018.30	1.31	6.56

ING Salomon Brothers Fundamental Value Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 980.10	1.10%	$5.40
Class S	1,000.00	978.90	1.35	6.62
Class ADV	1,000.00	977.60	1.60	7.85
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,019.34	1.10%	$5.51
Class S	1,000.00	1,018.10	1.35	6.76
Class ADV	1,000.00	1,016.86	1.60	8.00

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Salomon Brothers Large Cap Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 958.50	0.84%	$4.08
Class S	1,000.00	956.60	1.09	5.52
Class ADV	1,000.00	955.70	1.34	6.50
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.63	0.84%	$4.21
Class S	1,000.00	1,019.39	1.09	5.46
Class ADV	1,000.00	1,018.15	1.34	6.71

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 988.80	0.66%	$3.25
Class S	1,000.00	988.70	0.91	4.49
Class ADV	1,000.00	987.40	1.15	5.67
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class S	1,000.00	1,020.28	0.91	4.56
Class ADV	1,000.00	1,019.09	1.15	5.76

ING T. Rowe Price Growth Equity Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 986.70	0.75%	$3.69
Class S	1,000.00	985.70	1.00	4.92
Class ADV	1,000.00	984.50	1.25	6.15
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class S	1,000.00	1,019.84	1.00	5.01
Class ADV	1,000.00	1,018.60	1.25	6.26

*                 Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING UBS U.S. Large Cap Equity Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,017.50	0.85%	$4.25
Class S	1,000.00	1,015.30	1.10	5.50
Class ADV	1,000.00	1,014.10	1.35	6.74
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class S	1,000.00	1,019.34	1.10	5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

ING Van Kampen Comstock Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$ 987.00	0.88%	$4.34
Class S	1,000.00	985.40	1.13	5.56
Class ADV	1,000.00	984.50	1.38	6.79
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class S	1,000.00	1,019.19	1.13	5.66
Class ADV	1,000.00	1,017.95	1.38	6.90

ING Van Kampen Equity and Income Portfolio	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2005*
Actual Fund Return
Class I	$1,000.00	$1,018.80	0.57%	$2.85
Class S	1,000.00	1,017.40	0.82	4.10
Class ADV	1,000.00	1,016.30	1.07	5.35
Hypothetical (5% return before expenses)
Class I	$1,000.00	$1,021.97	0.57%	$2.86
Class S	1,000.00	1,020.73	0.82	4.11
Class ADV	1,000.00	1,019.49	1.07	5.36

*          Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING American
	Century Large	ING American	ING American	ING Baron
	Company	Century Select	Century Small Cap	Small Cap Growth
	Value Portfolio	Portfolio	Value Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$67,456,813	$477,775,788	$79,033,195	$214,750,618
Short-term investments**	7,969,422	57,073,182	19,418,464	63,140,873
Cash	3,901,981	3,187,501	4,276,006	4,995,583
Receivables:
Investment securities sold	133,453	1,166,071	506,920	1,329,089
Fund shares sold	627,926	—	—	1,259,121
Dividends and interest	92,337	168,738	72,734	66,274
Unrealized appreciation on forward foreign currency contracts	—	46,328	—	—
Total assets	80,181,932	539,417,608	103,307,319	285,541,558
LIABILITIES:
Payable for investment securities purchased	645,945	514,038	1,193,777	8,800,046
Payable for fund shares redeemed	8,665	—	—	531,040
Payable upon receipt of securities loaned	7,969,422	57,073,182	19,418,464	49,141,767
Payable to custodian due to overdraft foreign currencies***	—	285	—	—
Unrealized depreciation on forward currency contracts	—	21,973	—	—
Payable to affiliates	70,799	277,763	97,315	247,960
Other accrued expenses and liabilities	—	212	—	—
Total liabilities	8,694,831	57,887,453	20,709,556	58,720,813
NET ASSETS	$71,487,101	$481,530,155	$82,597,763	$226,820,745
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$62,220,197	$477,850,563	$72,695,547	$181,039,158
Undistributed net investment income (accumulated net investment loss)	1,088,524	948,533	228,340	(975,844)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	4,314,078	(3,242,258)	5,405,637	(340,407)
Net unrealized appreciation on investments and foreign currency related transactions	3,864,302	5,973,317	4,268,239	47,097,838
NET ASSETS	$71,487,101	$481,530,155	$82,597,763	$226,820,745

+ Including securities loaned at value	$7,698,845	$55,367,626	$18,869,064	$47,681,465
* Cost of investments in securities	$63,592,511	$471,823,560	$74,764,956	$167,651,886
** Cost of short-term investments	$7,969,422	$57,073,182	$19,418,464	$63,141,767
*** Cost of foreign currencies	$—	$285	$—	$—
Class I:
Net Assets	$13,267,385	$448,235,521	$34,226,363	$50,702,917
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	956,291	49,590,566	2,729,344	3,239,393
Net asset value and redemption price per share	$13.87	$9.04	$12.54	$15.65
Class S:
Net Assets	$50,342,011	$8,329,850	$41,804,338	$151,639,841
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,646,013	931,023	3,345,344	9,766,359
Net asset value and redemption price per share	$13.81	$8.95	$12.50	$15.53
Class ADV:
Net Assets	$7,877,705	$24,964,784	$6,567,062	$24,477,987
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	575,978	2,813,447	529,766	1,589,603
Net asset value and redemption price per share	$13.68	$8.87	$12.40	$15.40

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

				ING JPMorgan
	ING	ING Goldman	ING Goldman	Fleming
	Fundamental	Sachs® Capital	Sachs® Core	International
	Research Portfolio	Growth Portfolio	Equity Portfolio	Portfolio
ASSETS:
Investments in securities at value+*	$37,875,097	$80,664,321	$102,683,155	$731,999,618
Short-term investments at amortized cost	—	17,843,183	15,974,850	31,183,563
Repurchase agreement	2,113,000	—	—	—
Cash	2,573	994,395	422,162	31,255,061
Cash collateral for futures	53,550	—	72,327	—
Foreign currencies at value**	—	—	—	1,543,312
Receivables:
Investment securities sold	1,650,187	110,165	—	—
Fund shares sold	—	15,817	—	1,203,298
Dividends and interest	55,350	44,669	131,574	2,022,945
Total assets	41,749,757	99,672,550	119,284,068	799,207,797
LIABILITIES:
Payable for investment securities purchased	2,237,565	—	—	—
Payable for fund shares redeemed	—	966,326	—	24,967,726
Payable for futures variation margin	6,000	—	2,625	—
Payable upon receipt of securities loaned	—	17,843,183	15,974,850	31,183,563
Payable to affiliates	34,342	88,053	98,535	708,591
Other accrued expenses and liabilities	—	—	—	1,052
Total liabilities	2,277,907	18,897,562	16,076,010	56,860,932
NET ASSETS	$39,471,850	$80,774,988	$103,208,058	$742,346,865
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$39,562,906	$94,095,208	$83,662,159	$778,228,481
Undistributed net investment income	564,078	154,715	1,169,170	12,578,031
Accumulated net realized gain (loss) on investments, foreign currency related transactions and futures	(1,657,167)	(17,890,198)	12,283,954	(166,281,451)
Net unrealized appreciation on investments, foreign currency related transactions and futures	1,002,033	4,415,263	6,092,775	117,821,804
NET ASSETS	$39,471,850	$80,774,988	$103,208,058	$742,346,865

+ Including securities loaned at value	$—	$17,336,329	$15,471,847	$29,899,710
* Cost of investments in securities	$36,859,939	$76,249,058	$96,583,728	$614,094,460
** Cost of foreign currencies	$—	$—	$—	$1,566,560
Class I:
Net Assets	$3,707,397	$1,706,337	$1,364	$343,684,830
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	433,026	155,825	105	28,662,992
Net asset value and redemption price per share	$8.56	$10.95	$12.99	$11.99
Class S:
Net Assets	$32,218,281	$75,310,558	$102,528,604	$395,994,435
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,772,123	6,915,533	7,925,389	33,237,115
Net asset value and redemption price per share	$8.54	$10.89	$12.94	$11.91
Class ADV:
Net Assets	$3,546,172	$3,758,093	$678,090	$2,667,600
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	419,309	346,197	52,768	225,409
Net asset value and redemption price per share	$8.46	$10.86	$12.85	$11.83

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING JPMorgan	ING MFS Capital	ING OpCap	ING
	Mid Cap Value	Opportunities	Balanced Value	Oppenheimer
	Portfolio	Portfolio	Portfolio	Global Portfolio
ASSETS:
Investments in securities at value+*	$146,142,901	$206,579,903	$138,882,453	$2,102,142,859
Short-term investments**	29,620,284	55,037,819	33,617,997	262,654,043
Cash	5,550,664	1,150,341	4,508,071	5,961,302
Foreign currencies at value***	—	—	—	5,970,572
Receivables:
Investment securities sold	119,463	—	4,244,911	—
Fund shares sold	414,548	—	33,004	327,932
Dividends and interest	194,396	161,259	577,025	3,795,502
Total assets	182,042,256	262,929,322	181,863,461	2,380,852,210
LIABILITIES:
Payable for investment securities purchased	277,984	408,141	—	3,209,860
Payable for fund shares redeemed	400,697	—	3,913,497	4,517,555
Payable upon receipt of securities loaned	29,620,284	55,037,819	33,617,997	238,655,576
Payable to affiliates	151,921	156,320	152,051	1,214,351
Other accrued expenses and liabilities	—	—	—	262,421
Total liabilities	30,450,886	55,602,280	37,683,545	247,859,763
NET ASSETS	$151,591,370	$207,327,042	$144,179,916	$2,132,992,447
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$131,106,050	$388,127,220	$140,014,808	$2,061,916,623
Undistributed net investment income	216,944	2,148,603	1,074,951	12,142,671
Accumulated net realized gain (loss) on investments and foreign currency related transactions	7,686,014	(199,408,566)	(5,782,574)	(14,247,297)
Net unrealized appreciation on investments and foreign currency related transactions	12,582,362	16,459,785	8,872,731	73,180,450
NET ASSETS	$151,591,370	$207,327,042	$144,179,916	$2,132,992,447

+ Including securities loaned at value	$28,833,492	$53,132,748	$32,566,889	$229,937,397
* Cost of investments in securities	$133,560,539	$190,120,118	$130,009,722	$2,028,901,586
** Cost of short-term investments	$29,620,284	$55,037,819	$33,617,997	$262,655,576
*** Cost of foreign currencies	$—	$—	$—	$6,030,302
Class I:
Net Assets	$64,649,874	$206,747,482	$4,306,923	$1,998,388,612
Shares authorized	100,000,000	100,000,000	100,000,000	250,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,427,551	7,784,313	319,018	157,612,247
Net asset value and redemption price per share	$14.60	$26.56	$13.50	$12.68
Class S:
Net Assets	$78,367,420	$341,558	$136,214,855	$9,129,731
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,388,331	12,955	10,131,820	733,711
Net asset value and redemption price per share	$14.54	$26.37	$13.44	$12.44
Class ADV:
Net Assets	$8,574,076	$238,002	$3,658,138	$125,474,104
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	592,661	9,098	274,655	10,153,869
Net asset value and redemption price per share	$14.47	$26.16	$13.32	$12.36

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING Oppenheimer	ING PIMCO	ING Salomon	ING Salomon
	Strategic Income	Total Return	Brothers Aggressive	Brothers Fundamental
	Portfolio	Portfolio	Growth Portfolio	Value Portfolio
ASSETS:
Investments in securities at value+*	$274,398,979	$229,350,509	$818,386,217	$60,156,810
Short-term investments**	135,312,140	105,483,512	298,006,606	—
Cash	41,001,952	13,250,012	5,609,278	5,925,946
Foreign currencies at value***	59,187	1,473,365	—	—
Receivables:
Investment securities sold	5,870,119	2,737,782	—	10,569
Fund shares sold	157,664	—	884,365	1,822
Dividends and interest	3,776,551	1,139,895	236,823	97,771
Variation margin	74,515	82,927	—	—
Unrealized appreciation on forward foreign currency contracts	2,264,265	169,200	—	—
Upfront payments made on swap agreements	550,000	—	—	—
Unrealized appreciation on swap agreements	294,878	77,263	—	—
Total assets	463,760,250	353,764,465	1,123,123,289	66,192,918
LIABILITIES:
Payable for investment securities purchased	25,934,506	78,762,757	—	157,061
Payable for fund shares redeemed	2,704,004	—	125,064,292	1,486,968
Payable for futures variation margin	22,581	25,858	—	—
Payable upon receipt of securities loaned	61,938,050	42,614,602	176,014,401	—
Payable to custodian due to foreign currency overdraft***	—	—	—	90,339
Unrealized depreciation on forward foreign currency contracts	1,812,033	293,110	—	—
Payable to affiliates	177,919	180,853	712,560	74,620
Options written	37,904	109,949	—	—
Upfront payments received on swap agreements	99,935	1,142,692	—	—
Unrealized depreciation on swap agreements	151,506	291,220	—	—
Total liabilities	92,878,438	123,421,041	301,791,253	1,808,988
NET ASSETS	$370,881,812	$230,343,424	$821,332,036	$64,383,930
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$367,901,313	$219,529,329	$936,404,386	$57,249,542
Undistributed net investment income (accumulated net investment loss)	3,327,609	5,933,018	(2,166,503)	34,455
Accumulated net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(656,473)	2,764,923	(262,622,642)	(2,782,040)
Net unrealized appreciation on investments, foreign currency related transactions, futures, options and swaps	309,363	2,116,154	149,716,795	9,881,973
NET ASSETS	$370,881,812	$230,343,424	$821,332,036	$64,383,930

+ Including securities loaned at value	$60,519,471	$41,728,734	$169,975,972	$—
* Cost of investments in securities	$274,549,328	$227,724,003	$668,661,627	$50,274,837
** Cost of short-term investments	$135,316,538	$105,493,210	$298,014,401	$—
*** Cost of foreign currencies	$41,852	$1,270,154	$—	$90,339

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

	ING Oppenheimer	ING PIMCO	ING Salomon	ING Salomon
	Strategic Income	Total Return	Brothers Aggressive	Brothers Fundamental
	Portfolio	Portfolio	Growth Portfolio	Value Portfolio
Class I:
Net Assets	$306,713,654	$133,226,760	$499,557,102	$3,323,791
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	30,250,458	11,803,536	12,817,215	187,463
Net asset value and redemption price per share	$10.14	$11.29	$38.98	$17.73
Class S:
Net Assets	$59,592,647	$77,744,035	$317,082,239	$44,860,733
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,888,756	6,921,100	8,206,125	2,547,193
Net asset value and redemption price per share	$10.12	$11.23	$38.64	$17.61
Class ADV:
Net Assets	$4,575,511	$19,372,629	$4,692,695	$16,199,406
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	452,695	1,735,522	122,525	929,744
Net asset value and redemption price per share	$10.11	$11.16	$38.30	$17.42

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING Salomon	ING T. Rowe	ING T. Rowe
	Brothers Large Cap	Price Diversified Mid Cap	Price Growth
	Growth Portfolio	Growth Portfolio	Equity Portfolio
ASSETS:
Investments in securities at value+*	$63,561,304	$1,099,994,172	$913,494,339
Short-term investments at amortized cost	—	44,145,876	158,610,296
Cash	227,703	3,666,325	22,806,566
Foreign currencies at value**	—	—	99,294
Receivables:
Investment securities sold	—	763,898	600,453
Fund shares sold	—	—	74,627,780
Dividends and interest	29,705	556,255	947,161
Total assets	63,818,712	1,149,126,526	1,171,185,889
LIABILITIES:
Payable for investment securities purchased	—	3,108,179	4,914,845
Payable for fund shares redeemed	—	—	658,663
Payable upon receipt of securities loaned	—	44,145,876	158,610,296
Payable to custodian due to foreign currency overdraft**	—	4,145	—
Payable to affiliates	59,839	630,053	611,825
Total liabilities	59,839	47,888,253	164,795,629
NET ASSETS	$63,758,873	$1,101,238,273	$1,006,390,260

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$58,149,180	$1,034,510,865	$930,767,652
Undistributed net investment income (accumulated net investment loss)	(93,073)	(290,494)	6,471,528
Accumulated net realized gain (loss) on investments and foreign currency related transactions	5,836,564	16,739,478	(37,777,001)
Net unrealized appreciation (depreciation) on investments and foreign currency related transactions	(133,798)	50,278,424	106,928,081
NET ASSETS	$63,758,873	$1,101,238,273	$1,006,390,260

+ Including securities loaned at value	$—	$42,475,721	$153,734,548
* Cost of investments in securities	$63,695,102	$1,049,715,802	$806,557,090
** Cost of foreign currencies	$—	$4,199	$100,455
Class I:
Net Assets	$20,986,183	$1,014,554,535	$825,756,909
Shares authorized	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,783,409	127,154,381	16,799,508
Net asset value and redemption price per share	$11.77	$7.98	$49.15
Class S:
Net Assets	$13,956,104	$20,534,716	$96,009,730
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,193,575	2,598,476	1,968,620
Net asset value and redemption price per share	$11.69	$7.90	$48.77
Class ADV:
Net Assets	$28,816,586	$66,149,022	$84,623,621
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,475,960	8,439,122	1,749,222
Net asset value and redemption price per share	$11.64	$7.84	$48.38

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING UBS	ING Van Kampen	ING Van Kampen
	U.S. Large Cap	Comstock	Equity and
	Equity Portfolio	Portfolio	Income Portfolio
ASSETS:
Investments in securities at value+*
Short-term investments**	$258,030,594	$487,615,538	$1,036,614,159
Cash	47,426,461	51,005,227	51,496,710
Foreign currencies at value***	4,744,845	5,019,062	5,294,946
Receivables:	—	—	1,339
Investment securities sold	399,211	173,782	1,203,232
Fund shares sold	20,872	—	—
Dividends and interest	231,100	1,018,619	4,272,853
Total assets	310,853,083	544,832,228	1,098,883,239
LIABILITIES:
Payable for investment securities purchased	308,543	574,857	2,941,527
Payable for fund shares redeemed	1,272,476	—	—
Payable upon receipt of securities loaned	47,426,461	2,008,358	—
Payable to affiliates	185,904	480,648	523,809
Total liabilities	49,193,384	3,063,863	3,465,336
NET ASSETS	$261,659,699	$541,768,365	$1,095,417,903
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$336,500,179	$476,732,551	$1,054,403,465
Undistributed net investment income	3,573,217	6,206,462	10,000,781
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(103,914,428)	33,398,728	(99,874)
Net unrealized appreciation on investments and foreign currency related transactions	25,500,731	25,430,624	31,113,531
NET ASSETS	$261,659,699	$541,768,365	$1,095,417,903

+ Including securities loaned at value	$46,035,683	$1,956,459	$—
* Cost of investments in securities	$232,529,863	$462,181,783	$1,005,497,185
** Cost of short-term investments	$47,426,461	$51,008,358	$51,500,000
*** Cost of foreign currencies	$—	$—	$1,492
Class I:
Net Assets	$257,069,655	$91,310,885	$1,049,939,534
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	29,442,495	7,500,689	30,802,565
Net asset value and redemption price per share	$8.73	$12.17	$34.09
Class S:
Net Assets	$4,466,637	$433,969,151	$32,736,782
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	516,302	35,824,577	964,396
Net asset value and redemption price per share	$8.65	$12.11	$33.95
Class ADV:
Net Assets	$123,407	$16,488,329	$12,741,587
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	14,283	1,370,717	378,792
Net asset value and redemption price per share	$8.64	$12.03	$33.64

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING American
	Century Large	ING American	ING American	ING Baron
	Company	Century Select	Century Small Cap	Small Cap Growth
	Value Portfolio	Portfolio	Value Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$745,842	$1,897,848	$751,405	$228,123
Interest	13,702	20,300	12,280	71,127
Securities lending income	80	4,503	3,493	42,871
Total investment income	759,624	1,922,651	767,178	342,121
EXPENSES:
Investment management fees	283,171	1,042,512	368,678	784,825
Distribution and service fees:
Class S	69,846	13,552	48,299	156,517
Class ADV	20,972	66,416	13,764	53,462
Administrative service fees	70,793	32,576	147,470	369,328
Total expenses	444,782	1,155,056	578,211	1,364,132
Net waived and reimbursed fees	—	—	(36,867)	(46,167)
Net expenses	444,782	1,155,056	541,344	1,317,965
Net investment income (loss)	314,842	767,595	225,834	(975,844)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	5,558,415	(410,055)	4,452,859	3,820,989
Foreign currency related transactions	—	2,168,921	—	—
Payment by affiliate from net loss realized on disposal of investments in violation of restrictions	—	389	—	—
Net realized gain on investments, foreign currency related transactions and payment by affiliate	5,558,415	1,759,255	4,452,859	3,820,989
Net change in unrealized appreciation
or depreciation on:
Investments	(7,843,850)	(1,025,783)	(2,647,417)	5,150,186
Foreign currency related transactions	—	199,194	—	—
Net change in unrealized appreciation
or depreciation on investments and foreign
currency related transactions	(7,843,850)	(826,589)	(2,647,417)	5,150,186
Net realized and unrealized gain (loss) on
investments, foreign currency related
transactions and payment by affiliate	(2,285,435)	932,666	1,805,442	8,971,175
Increase (decrease) in net assets resulting from operations	$(1,970,593)	$1,700,261	$2,031,276	$7,995,331

* Foreign taxes	$16,393	$67,090	$—	$92

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

				ING JPMorgan
	ING	ING Goldman	ING Goldman	Fleming
	Fundamental	Sachs® Capital	Sachs® Core	International
	Research Portfolio	Growth Portfolio	Equity Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$361,796	$467,009	$875,899	$10,916,206
Interest	11,628	1,543	3,785	116,183
Securities lending income	—	687	2,591	31,521
Total investment income	373,424	469,239	882,275	11,063,910
EXPENSES:
Investment management fees	128,149	364,660	372,778	2,606,968
Distribution and service fees:
Class S	44,420	99,611	132,541	360,654
Class ADV	8,792	11,162	1,182	6,004
Administrative service fees	42,717	85,752	106,508	651,748
Total expenses	224,078	561,185	613,009	3,625,374
Net investment income (loss)	149,346	(91,946)	269,266	7,438,536
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	2,001,904	475,507	1,364,045	4,817,479
Foreign currency related transactions	—	—	—	(304,152)
Futures	10,684	—	(21,792)	—
Net realized gain on investments, foreign currency related transactions and futures	2,012,588	475,507	1,342,253	4,513,327
Net change in unrealized appreciation or depreciation on:
Investments	(3,035,806)	(3,634,172)	(5,438,084)	(27,199,521)
Foreign currency related transactions	(2,245)	—	(3,301)	(79,606)
Futures	(13,125)	—	(6,652)	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(3,051,176)	(3,634,172)	(5,448,037)	(27,279,127)

Net realized and unrealized loss on investments, foreign currency related transactions and futures	(1,038,588)	(3,158,665)	(4,105,784)	(22,765,800)

Decrease in net assets resulting from operations	$(889,242)	$(3,250,611)	$(3,836,518)	$(15,327,264)

* Foreign taxes	$2,368	$331	$—	$1,329,607

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	JPMorgan	MFS Capital	OpCap	Oppenheimer
	Mid Cap Value	Opportunities	Balanced Value	Global
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,007,826	$1,409,872	$720,124	$16,814,345
Interest	22,193	6,432	746,671	340,622
Securities lending income	3,168	27,279	12,799	11,812
Other	—	—	—	(1,764)
Total investment income	1,033,187	1,443,583	1,479,594	17,165,015

EXPENSES:
Investment management fees	485,851	702,257	614,204	4,186,734
Distribution and service fees:
Class S	88,253	516	182,257	17,874
Class ADV	15,409	598	9,134	305,880
Administrative service fees	226,730	270,099	153,552	418,663
Total expenses	816,243	973,470	959,147	4,929,151
Net waived and reimbursed fees	—	—	—	(6,118)
Net expenses	816,243	973,470	959,147	4,923,033
Net investment income	216,944	470,113	520,447	12,241,982

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	6,685,113	8,106,478	3,204,667	(15,359,230)
Foreign currency related transactions	—	(37)	—	122,816
Net realized gain (loss) on investments and foreign currency related transactions	6,685,113	8,106,441	3,204,667	(15,236,414)
Net change in unrealized appreciation or depreciation on:
Investments	(521,086)	(14,374,801)	(3,933,814)	52,365,274
Foreign currency related transactions	—	—	—	(154,137)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(521,086)	(14,374,801)	(3,933,814)	52,211,137
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	6,164,027	(6,268,360)	(729,147)	36,974,723
Increase (decrease) in net assets resulting from operations	$6,380,971	$(5,798,247)	$(208,700)	$49,216,705

* Foreign taxes	$2,125	$22,631	$9,676	$1,709,460

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING	ING
	Oppenheimer	PIMCO	Salomon Brothers	Salomon Brothers
	Strategic Income	Total Return	Aggressive Growth	Fundamental Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,053	$18,348	$1,839,710	$448,987
Interest	3,969,981	3,099,095	207,953	30,268
Securities lending income	29,178	9,024	78,005	303
Other	—	467	—	—
Total investment income	4,000,212	3,126,934	2,125,668	479,558

EXPENSES:
Investment management fees	605,372	499,819	3,166,279	295,561
Distribution and service fees:
Class S	74,379	95,566	507,290	59,917
Class ADV	9,522	40,050	10,148	36,242
Administrative service fees	48,430	349,872	608,454	65,681
Total expenses	737,703	985,307	4,292,171	457,401
Net waived and reimbursed fees	(12,677)	—	—	—
Net expenses	725,026	985,307	4,292,171	457,401
Net investment income (loss)	3,275,186	2,141,627	(2,166,503)	22,157

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES, OPTIONS AND SWAPS:
Net realized gain (loss) on:
Investments	(870,975)	(219,077)	33,524,334	2,040,517
Foreign currency related transactions	742,736	659,676	—	(1,156)
Futures, options and swaps	(220,999)	410,786	—	—
Net gain realized on disposal of investments in violation of restrictions	—	—	19,448	—
Net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(349,238)	851,385	33,543,782	2,039,361
Net change in unrealized appreciation or depreciation on:
Investments	(889,093)	901,157	(58,906,618)	(3,782,623)
Foreign currency related transactions	452,492	1,308,719	—	—
Futures, options and swaps	87,526	48,794	—	—
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(349,075)	2,258,670	(58,906,618)	(3,782,623)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(698,313)	3,110,055	(25,362,836)	(1,743,262)
Increase (decrease) in net assets resulting from operations	$2,576,873	$5,251,682	$(27,529,339)	$(1,721,105)

* Foreign taxes	$83,753	$—	$23,180	$12,082

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING T. Rowe Price	ING
	Salomon Brothers	Diversified	T. Rowe Price
	Large Cap Growth	Mid Cap Growth	Growth Equity
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$266,563	$2,378,770	$5,170,520
Interest	522	278	166,156
Securities lending income	—	26,276	11,335
Total investment income	267,085	2,405,324	5,348,011

EXPENSES:
Investment management fees	203,107	2,415,725	2,691,212
Distribution and service fees:
Class S	18,401	30,843	24,125
Class ADV	75,178	177,268	196,652
Administrative service fees	63,472	75,486	672,793
Total expenses	360,158	2,699,322	3,584,782
Net waived and reimbursed fees	—	(3,504)	—
Net expenses	360,158	2,695,818	3,584,782
Net investment income (loss)	(93,073)	(290,494)	1,763,229

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	(186,504)	(1,829,290)	20,985,230
Foreign currency related transactions	—	18,858	(208,333)
Net realized gain (loss) on investments and foreign currency related transactions	(186,504)	(1,810,432)	20,776,897
Net change in unrealized appreciation or depreciation on: Investments	(2,499,375)	31,696,529	(35,258,309)
Foreign currency related transactions	—	54	(12,820)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,499,375)	31,696,583	(35,271,129)
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	(2,685,879)	29,886,151	(14,494,232)
Increase (decrease) in net assets resulting from operations	$(2,778,952)	$29,595,657	$(12,731,003)

* Foreign taxes	$—	$25	$167,351

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

	ING	ING	ING
	UBS U.S.	Van Kampen	Van Kampen
	Large Cap Equity	Comstock	Equity & Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,303,106	$5,453,066	$7,461,485
Interest	17,037	209,800	3,869,244
Securities lending income	7,790	10,749	49
Total investment income	2,327,933	5,673,615	11,330,778

EXPENSES:
Investment management fees	908,770	1,365,760	2,122,414
Distribution and service fees:
Class S	3,601	454,258	40,330
Class ADV	154	34,112	27,616
Administrative service fees	194,737	796,688	77,173
Total expenses	1,107,262	2,650,818	2,267,533
Net waived and reimbursed fees	—	(159,337)	—
Net expenses	1,107,262	2,491,481	2,267,533
Net investment income	1,220,671	3,182,134	9,063,245

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	5,060,751	12,713,904	(922,573)
Foreign currency related transactions	—	—	47,928
Net realized gain (loss) on investments and foreign currency related transactions	5,060,751	12,713,904	(874,645)
Net change in unrealized appreciation or depreciation on:
Investments	(1,826,826)	(20,755,298)	18,652,348
Foreign currency related transactions	—	—	(153)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(1,826,826)	(20,755,298)	18,652,195
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	3,233,925	(8,041,394)	17,777,550
Increase (decrease) in net assets resulting from operations	$4,454,596	$(4,859,260)	$26,840,795

* Foreign taxes	$—	$84,274	$220,359

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Large Company Value Portfolio		ING American Century Select Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$314,842	$774,263	$767,595	$(202,910)
Net realized gain on investments, foreign currency transactions and payment by affiliate	5,558,415	3,164,747	1,759,255	9,509,329
Net change in unrealized appreciation or depreciation on investments and foreign currency transactions	(7,843,850)	2,972,327	(826,589)	(2,714,442)
Net increase (decrease) in net assets resulting from operations	(1,970,593)	6,911,337	1,700,261	6,591,977

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(19,821)	—	—
Class S	—	(499,364)	—	—
Class ADV	—	(49,520)	—	—
Total distributions	—	(568,705)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,769,616	14,836,273	278,136,431	228,406,674
Dividends reinvested	—	568,705	—	—
	15,769,616	15,404,978	278,136,431	228,406,674
Cost of shares redeemed	(20,218,726)	(15,777,594)	(44,377,146)	(46,520,781)
Net increase (decrease) in net assets resulting from capital share transactions	(4,449,110)	(372,616)	233,759,285	181,885,893
Net increase (decrease) in net assets	(6,419,703)	5,970,016	235,459,546	188,477,870

NET ASSETS:
Beginning of period	77,906,804	71,936,788	246,070,609	57,592,739
End of period	$71,487,101	$77,906,804	$481,530,155	$246,070,609
Undistributed net investment income at end of period	$1,088,524	$773,682	$948,533	$180,938

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING American Century Small Cap Value Portfolio		ING Baron Small Cap Growth Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$225,834	$70,477	$(975,844)	$(915,140)
Net realized gain (loss) on investments and foreign currency related transactions	4,452,859	5,269,264	3,820,989	(3,243,640)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,647,417)	4,289,625	5,150,186	31,610,332
Net increase in net assets resulting from operations	2,031,276	9,629,366	7,995,331	27,451,552

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(53,804)	—	—
Class S	—	(9,978)	—	—
Net realized gains:
Class I	—	(1,720,743)	—	—
Class S	—	(2,337,402)	—	—
Class ADV	—	(327,424)	—	—
Total distributions	—	(4,449,351)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,854,271	49,551,353	72,140,364	91,041,407
Dividends reinvested	—	4,449,351	—	—
	15,854,271	54,000,704	72,140,364	91,041,407
Cost of shares redeemed	(6,802,527)	(10,879,758)	(14,486,698)	(15,993,010)
Net increase in net assets resulting from capital share transactions	9,051,744	43,120,946	57,653,666	75,048,397
Net increase in net assets	11,083,020	48,300,961	65,648,997	102,499,949

NET ASSETS:
Beginning of period	71,514,743	23,213,782	161,171,748	58,671,799
End of period	$82,597,763	$71,514,743	$226,820,745	$161,171,748
Undistributed net investment income (accumulated net investment loss) at end of period	$228,340	$2,506	$(975,844)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Fundamental Research Portfolio		ING Goldman Sachs® Capital Growth Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$149,346	$416,677	$(91,946)	$251,129
Net realized gain (loss) on investments, foreign currency related transactions and futures	2,012,588	1,119,788	475,507	(2,116,669)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(3,051,176)	2,699,833	(3,634,172)	9,678,762
Net increase (decrease) in net assets resulting from operations	(889,242)	4,236,298	(3,250,611)	7,813,222

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(30,448)	—	(5,353)
Class S	—	(221,996)	—	(38,908)
Class ADV	—	(14,333)	—	—
Total distributions	—	(266,777)	—	(44,261)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,044,300	12,671,341	3,650,366	8,567,337
Dividends reinvested	—	266,777	—	44,261
	3,044,300	12,938,118	3,650,366	8,611,598
Cost of shares redeemed	(10,011,990)	(12,508,582)	(14,856,520)	(17,662,517)
Net increase (decrease) in net assets resulting from capital share transactions	(6,967,690)	429,536	(11,206,154)	(9,050,919)
Net increase (decrease) in net assets	(7,856,932)	4,399,057	(14,456,765)	(1,281,958)

NET ASSETS:
Beginning of period	47,328,782	42,929,725	95,231,753	96,513,711
End of period	$39,471,850	$47,328,782	$80,774,988	$95,231,753
Undistributed net investment income at end of period	$564,078	$414,732	$154,715	$246,661

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Goldman Sachs® Core Equity Portfolio		ING JPMorgan Fleming International Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$269,266	$907,307	$7,438,536	$5,600,715
Net realized gain on investments, foreign currency related transactions and futures	1,342,253	11,223,685	4,513,327	9,822,077
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and futures	(5,448,037)	566,328	(27,279,127)	68,725,679
Net increase (decrease) in net assets resulting from operations	(3,836,518)	12,697,320	(15,327,264)	84,148,471

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(6)	—	(3,834,376)
Class S	—	(317,101)	—	(965,386)
Class ADV	—	(68)	—	(16,919)
Net realized gains:
Class I	—	(56)	—	—
Class S	—	(4,264,459)	—	—
Class ADV	—	(657)	—	—
Total distributions	—	(4,582,347)	—	(4,816,681)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,751,975	19,953,344	279,289,178	271,489,659
Dividends reinvested	—	4,582,347	—	4,816,681
	5,751,975	24,535,691	279,289,178	276,306,340
Cost of shares redeemed	(11,819,465)	(16,037,730)	(99,801,110)	(125,236,722)
Net increase (decrease) in net assets resulting from capital share transactions	(6,067,490)	8,497,961	179,488,068	151,069,618
Net increase (decrease) in net assets	(9,904,008)	16,612,934	164,160,804	230,401,408

NET ASSETS:
Beginning of period	113,112,066	96,499,132	578,186,061	347,784,653
End of period	$103,208,058	$113,112,066	$742,346,865	$578,186,061
Undistributed net investment income at end of period	$1,169,170	$899,904	$12,578,031	$5,139,495

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING JPMorgan Mid Cap Value Portfolio		ING MFS Capital Opportunities Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$216,944	$232,441	$470,113	$2,024,912
Net realized gain on investments and foreign currency related transactions	6,685,113	4,594,684	8,106,441	30,511,144
Net change in unrealized appreciation or depreciation on investments, and foreign currency related transactions	(521,086)	9,418,762	(14,374,801)	(4,586,292)
Net increase (decrease) in net assets resulting from operations	6,380,971	14,245,887	(5,798,247)	27,949,764

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(146,244)	—	(1,043,438)
Class S	—	(90,240)	—	(1,317)
Class ADV	—	—	—	(939)
Net realized gains:
Class I	—	(1,604,710)	—	—
Class S	—	(1,866,604)	—	—
Class ADV	—	(143,820)	—	—
Total distributions	—	(3,851,618)	—	(1,045,694)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,705,531	86,225,669	3,172,897	5,104,811
Dividends reinvested	—	3,851,618	—	1,045,694
	39,705,531	90,077,287	3,172,897	6,150,505
Cost of shares redeemed	(19,058,267)	(10,296,101)	(25,366,560)	(45,826,717)
Net increase (decrease) in net assets resulting from capital share transactions	20,647,264	79,781,186	(22,193,663)	(39,676,212)
Net increase (decrease) in net assets	27,028,235	90,175,455	(27,991,910)	(12,772,142)

NET ASSETS:
Beginning of period	124,563,135	34,387,680	235,318,952	248,091,094
End of period	$151,591,370	$124,563,135	$207,327,042	$235,318,952
Undistributed net investment income at end of period	$216,944	$—	$2,148,603	$1,678,490

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING OpCap Balanced Value Portfolio		ING Oppenheimer Global Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$520,447	$554,508	$12,241,982	$750,696
Net realized gain (loss) on investments and foreign currency related	3,204,667	17,732,737	(15,236,414)	1,515,571
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(3,933,814)	(2,872,304)	52,211,137	19,246,415
Net increase (decrease) in net assets resulting from operations	(208,700)	15,414,941	49,216,705	21,512,682

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(34,098)	—	(366,693)
Class S	—	(1,427,497)	—	(3,190)
Class ADV	—	(28,287)	—	(9,068)
Net realized gains:
Class I	—	—	—	(778,632)
Class S	—	—	—	(166,005)
Class ADV	—	—	—	(127,791)
Total distributions	—	(1,489,882)	—	(1,451,379)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,675,743	31,380,980	1,185,860,473	971,601,118
Dividends reinvested	—	1,489,882	—	1,451,379
	5,675,743	32,870,862	1,185,860,473	973,052,497
Cost of shares redeemed	(29,258,757)	(23,107,632)	(92,133,628)	(18,638,346)
Net increase (decrease) in net assets resulting from capital share transactions	(23,583,014)	9,763,230	1,093,726,845	954,414,151
Net increase (decrease) in net assets	(23,791,714)	23,688,289	1,142,943,550	974,475,454

NET ASSETS:
Beginning of period	167,971,630	144,283,341	990,048,897	15,573,443
End of period	$144,179,916	$167,971,630	$2,132,992,447	$990,048,897
Undistributed net investment income (accumulated
net investment loss) at end of period	$1,074,951	$554,504	$12,142,671	$(99,311)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Oppenheimer Strategic Income Portfolio		ING PIMCO Total Return Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income	$3,275,186	$290,483	$2,141,627	$1,877,340
Net realized gain (loss) on investments, foreign currency related transactions, futures, options and swaps	(349,238)	(244,797)	851,385	5,075,591
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures, options and swaps	(349,075)	658,438	2,258,670	(711,203)
Net increase in net assets resulting from operations	2,576,873	704,124	5,251,682	6,241,728

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(194,710)	—	—
Class S	—	(103,399)	—	—
Class A	—	(5,702)	—	—
Net realized gains:
Class I	—	—	—	(669,551)
Class S	—	—	—	(597,319)
Class A	—	—	—	(138,031)
Total distributions	—	(303,811)	—	(1,404,901)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	232,008,491	182,185,564	81,012,574	118,610,539
Dividends reinvested	—	294,361	—	1,404,901
	232,008,491	182,479,925	81,012,574	120,015,440
Cost of shares redeemed	(31,477,712)	(15,106,078)	(37,693,725)	(47,628,925)
Net increase in net assets resulting from capital share transactions	200,530,779	167,373,847	43,318,849	72,386,515
Net increase in net assets	203,107,652	167,774,160	48,570,531	77,223,342

NET ASSETS:
Beginning of period	167,774,160	—	181,772,893	104,549,551
End of period	$370,881,812	$167,774,160	$230,343,424	$181,772,893
Undistributed net investment income at end of period	$3,327,609	$52,423	$5,933,018	$3,791,391

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Salomon Brothers Aggressive Growth Portfolio		ING Salomon Brothers Fundamental Value Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$(2,166,503)	$310,362	$22,157	$12,313
Net realized gain on investments and foreign currency related transactions	33,543,782	11,495,281	2,039,361	3,852,778
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(58,906,618)	66,881,864	(3,782,623)	1,249,516
Net increase (decrease) in net assets resulting from operations	(27,529,339)	78,687,507	(1,721,105)	5,114,607

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	206,234,773	353,252,299	12,907,690	20,253,033
Dividends reinvested	—	—	—	—
	206,234,773	353,252,299	12,907,690	20,253,033
Cost of shares redeemed	(292,329,043)	(122,559,959)	(16,450,936)	(17,278,626)
Net increase (decrease) in net assets resulting from capital share transactions	(86,094,270)	230,692,340	(3,543,246)	2,974,407
Net increase (decrease) in net assets	(113,623,609)	309,379,847	(5,264,351)	8,089,014

NET ASSETS:
Beginning of period	934,955,645	625,575,798	69,648,281	61,559,267
End of period	$821,332,036	$934,955,645	$64,383,930	$69,648,281
Undistributed net investment income (accumulated net investment loss) at end of period	$(2,166,503)	$—	$34,455	$12,298

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Salomon Brothers Large Cap Growth Portfolio		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment loss	$(93,073)	$(226,938)	$(290,494)	$(1,287,517)
Net realized gain (loss) on investments and foreign currency related transactions	(186,504)	6,250,008	(1,810,432)	26,980,149
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(2,499,375)	(3,299,831)	31,696,583	(4,016,793)
Net increase (decrease) in net assets resulting from operations	(2,778,952)	2,723,239	29,595,657	21,675,839

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gains:
Class I	—	(56)	—	—
Class S	—	(56)	—	—
Class ADV	—	(1,902,819)	—	—
Total distributions	—	(1,902,931)	—	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,444,593	40,323,776	581,380,345	480,424,948
Dividends reinvested	—	1,902,931	—	—
	7,444,593	42,226,707	581,380,345	480,424,948
Cost of shares redeemed	(9,019,528)	(17,871,217)	(94,102,860)	(90,452,549)
Net increase (decrease) in net assets resulting from capital share transactions	(1,574,935)	24,355,490	487,277,485	389,972,399
Net increase (decrease) in net assets	(4,353,887)	25,175,798	516,873,142	411,648,238

NET ASSETS:
Beginning of period	68,112,760	42,936,962	584,365,131	172,716,893
End of period	$63,758,873	$68,112,760	$1,101,238,273	$584,365,131
Accumulated net investment loss at end of period	$(93,073)	$—	$(290,494)	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING T. Rowe Price Growth Equity Portfolio		ING UBS U.S. Large Cap Equity Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$1,763,229	$5,330,870	$1,220,671	$3,166,091
Net realized gain on investments and foreign currency related transactions	20,776,897	41,153,242	5,060,751	29,862,666
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(35,271,129)	34,583,274	(1,826,826)	3,164,759
Net increase (decrease) in net assets resulting from operations	(12,731,003)	81,067,386	4,454,596	36,193,516

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(1,272,937)	—	(2,047,360)
Class S	—	(4,880)	—	(11,802)
Class ADV	—	—	—	(173)
Total distributions	—	(1,277,817)	—	(2,059,335)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	132,707,258	198,580,862	13,253,420	10,253,458
Dividends reinvested	—	1,277,817	—	2,059,335
	132,707,258	199,858,679	13,253,420	12,312,793
Cost of shares redeemed	(41,131,966)	(90,490,737)	(25,701,104)	(42,939,834)
Net increase (decrease) in net assets resulting from capital share transactions	91,575,292	109,367,942	(12,447,684)	(30,627,041)
Net increase (decrease) in net assets	78,844,289	189,157,511	(7,993,088)	3,507,140

NET ASSETS:
Beginning of period	927,545,971	738,388,460	269,652,787	266,145,647
End of period	$1,006,390,260	$927,545,971	$261,659,699	$269,652,787
Undistributed net investment income at end of period	$6,471,528	$4,708,299	$3,573,217	$2,352,546

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Van Kampen Comstock Portfolio		ING Van Kampen Equity and Income Portfolio
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004

FROM OPERATIONS:
Net investment income	$3,182,134	$3,047,871	$9,063,245	$972,892
Net realized gain (loss) on investments and foreign currency related transactions	12,713,904	21,126,731	(874,645)	1,907,315
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(20,755,298)	21,244,254	18,652,195	11,488,066
Net increase (decrease) in net assets resulting from operations	(4,859,260)	45,418,856	26,840,795	14,368,273

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	—	(22,124)
Class S	—	—	—	(61,002)
Class ADV	—	—	—	(258)
Net realized gains:
Class I	—	(258,350)	—	—
Class S	—	(969,765)	—	—
Class ADV	—	(49,401)	—	—
Total distributions	—	(1,277,516)	—	(83,384)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	165,203,077	192,149,706	517,524,306	579,104,218
Dividends reinvested	—	1,277,516	—	83,384
	165,203,077	193,427,222	517,524,306	579,187,602
Cost of shares redeemed	(19,250,097)	(18,083,859)	(43,524,066)	(19,644,769)
Net increase in net assets resulting from capital share transactions	145,952,980	175,343,363	474,000,240	559,542,833
Net increase in net assets	141,093,720	219,484,703	500,841,035	573,827,722

NET ASSETS:
Beginning of period	400,674,645	181,189,942	594,576,868	20,749,146
End of period	$541,768,365	$400,674,645	$1,095,417,903	$594,576,868
Undistributed net investment income at end of period	$6,206,462	$3,024,328	$10,000,781	$937,536

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.22	13.03	9.97	12.90	12.92
Income (loss) from investment operations:
Net investment income	$0.09 †	0.17	0.06	0.03	0.01
Net realized and unrealized gain (loss) on investments	$(0.44)	1.15	3.09	(2.94)	(0.03)
Total from investment operations	$(0.35)	1.32	3.15	(2.91)	(0.02)
Less distributions:
Net investment income	$—	(0.13)	(0.09)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.01)	—
Total distributions	$—	(0.13)	(0.09)	(0.02)	—
Net asset value, end of period	$13.87	14.22	13.03	9.97	12.90
Total Return(2)%	(2.46)	10.24	31.74	(22.59)	(0.15)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	13,267	2,956	1,077	35	10
Ratios to average net assets:
Expenses(3)%	1.00	1.00	1.00	1.00	1.00
Net investment income(3)%	1.25	1.39	1.20	0.98	0.83
Portfolio turnover rate %	95	38	38	47	1

	Class S
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.17	12.98	9.94	12.89	12.92
Income (loss) from investment operations:
Net investment income	$0.06 †	0.15	0.11	0.07	0.00 *
Net realized and change in unrealized gain (loss) on investments	$(0.42)	1.14	3.00	(3.01)	(0.03)
Total from investment operations	$(0.36)	1.29	3.11	(2.94)	(0.03)
Less distributions:
Net investment income	$—	(0.10)	(0.07)	(0.00)*	—
Net realized gain on investments	$—	—	—	(0.01)	—
Total distributions	$—	(0.10)	(0.07)	(0.01)	—
Net asset value, end of period	$13.81	14.17	12.98	9.94	12.89
Total Return(2)%	(2.54)	10.05	31.34	(22.84)	(0.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,342	66,267	63,547	46,345	50,415
Ratios to average net assets:
Expenses(3)%	1.25	1.25	1.25	1.25	1.25
Net investment income(3)%	0.88	1.05	1.00	0.70	0.58
Portfolio turnover rate %	95	38	38	47	1

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$14.05	12.89	9.90	12.89	12.92
Income (loss) from investment operations:
Net investment income	$0.05	0.10	0.08	0.03	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.42)	1.14	2.99	(3.00)	(0.03)
Total from investment operations	$(0.37)	1.24	3.07	(2.97)	(0.03)
Less distributions:
Net investment income	$—	(0.08)	(0.08)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.01)	—
Total distributions	$—	(0.08)	(0.08)	(0.02)	—
Net asset value, end of period	$13.68	14.05	12.89	9.90	12.89
Total Return(2)%	(2.63)	9.70	31.13	(23.08)	(0.23)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$7,878	8,684	7,313	5,197	10
Ratios to average net assets:
Expenses(3)%	1.50	1.50	1.50	1.50	1.50
Net investment income(3)%	0.65	0.81	0.75	0.99	0.41
Portfolio turnover rate %	95	38	38	47	1

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01.

See Notes to Financial Statements.

ING AMERICAN CENTURY SELECT PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months					December 10,
	Ended					2001(1) to
	June 30,	Year Ended December 31,				December 31,
	2005	2004		2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.35	8.90		6.62	9.85	9.92
Income (loss) from investment operations:
Net investment income (loss)	$0.02 **	0.00	*	(0.01)	(0.00)*	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.33)	0.45		2.29	(3.23)	(0.07)
Total from investment operations	$(0.31)	0.45		2.28	(3.23)	(0.07)
Net asset value, end of period	$9.04	9.35		8.90	6.62	9.85
Total Return(2)%	(3.32)†	5.06		34.44	(32.79)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$448,236	202,265		721	82	10
Ratios to average net assets:
Expenses(3)%	0.66	0.90		1.00	1.00	1.00
Net investment income(3)%	0.53	0.38		(0.21)	(0.09)	0.50
Portfolio turnover rate %	100	506		169	245	6

	Class S
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.27	8.85	6.60	9.85	9.92
Income (loss) from investment operations:
Net investment income (loss)	$0.01	(0.00)†	(0.02)	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.33)	0.42	2.27	(3.24)	(0.07)
Total from investment operations	$(0.32)	0.42	2.25	(3.25)	(0.07)
Net asset value, end of period	$8.95	9.27	8.85	6.60	9.85
Total Return(2)%	(3.45)†	4.75	34.29	(33.10)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,330	13,482	2,874	321	10
Ratios to average net assets:
Expenses(3)%	0.91	1.15	1.25	1.25	1.25
Net investment income(3)%	0.14	(0.10)	(0.45)	(0.31)	0.17
Portfolio turnover rate %	100	506	169	245	6

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount less than $0.01 or $(0.01).

**          Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  In 2005, the Sub-Adviser fully reimbursed the Portfolio for a loss on a transaction not meeting the Portfolio’s investment guidelines, which did not impact total return.

See Notes to Financial Statements.

ING AMERICAN CENTURY SELECT PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$9.20	8.81	6.58	9.85	9.92
Income (loss) from investment operations:
Net investment loss	$(0.00)*	(0.08)	(0.05)	(0.05)	(0.00)*
Net realized and unrealized gain (loss) on investments	$(0.33)	0.47	2.28	(3.22)	(0.07)
Total from investment operations	$(0.33)	0.39	2.23	(3.27)	(0.07)
Net asset value, end of period	$8.87	9.20	8.81	6.58	9.85
Total Return(2)%	(3.59)†	4.43	33.89	(33.20)	(0.71)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,965	30,324	53,998	45,533	38,319
Ratios to average net assets:
Expenses(3)%	1.16	1.40	1.50	1.50	1.48
Net investment income(3)%	(0.08)	(0.60)	(0.70)	(0.65)	(0.06)
Portfolio turnover rate %	100	506	169	245	6

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount more than $(0.01).

†                  In 2005, the Sub-Adviser fully reimbursed the Portfolio for a loss on a transaction not meeting the Portfolio’s investment guidelines, which did not impact total return.

See Notes to Financial Statements.

ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.24	10.77	8.16	10.00
Income (loss) from investment operations:
Net investment income	$0.04	0.03	0.02	0.01
Net realized and unrealized gain (loss) on investments	$0.26	2.28	2.89	(1.84)
Total from investment operations	$0.30	2.31	2.91	(1.83)
Less distributions:
Net investment income	$—	(0.02)	(0.03)	(0.01)
Net realized gain on investments	$—	(0.82)	(0.27)	—
Total distributions	$—	(0.84)	(0.30)	(0.01)
Net asset value, end of period	$12.54	12.24	10.77	8.16
Total Return(2)%	2.45	21.61	35.84	(18.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,226	28,433	8,007	669
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.30	1.30	1.32	1.40
Gross expenses prior to expense reimbursement(3)%	1.30	1.30	1.40	1.40
Net investment income(3)%	0.79	0.35	0.53	0.48
Portfolio turnover rate %	53	107	137	70

	Class S
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.22	10.76	8.15	10.00
Income (loss) from investment operations:
Net investment income	$0.03	0.00 *	0.02	0.00 *
Net realized and unrealized gain (loss) on investments	$0.25	2.28	2.87	(1.85)
Total from investment operations	$0.28	2.28	2.89	(1.85)
Less distributions:
Net investment income	$—	(0.00)*	(0.01)	(0.00)*
Net realized gain on investments	$—	(0.82)	(0.27)	—
Total distributions	$—	(0.82)	(0.28)	(0.00)
Net asset value, end of period	$12.50	12.22	10.76	8.15
Total Return(2)%	2.29	21.34	35.49	(18.48)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$41,804	37,816	12,363	6,324
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.55	1.55	1.57	1.65
Gross expenses prior to expense reimbursement(3)%	1.55	1.55	1.65	1.65
Net investment income(3)%	0.52	0.09	0.23	0.09
Portfolio turnover rate %	53	107	137	70

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

See Notes to Financial Statements.

ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$12.13	10.71	8.13	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.02	(0.02)	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	$0.25	2.26	2.84	(1.86)
Total from investment operations	$0.27	2.24	2.85	(1.86)
Less distributions:
Net investment income	$—	—	(0.00)*	(0.01)
Net realized gain on investments	$—	(0.82)	(0.27)	—
Total distributions	$—	(0.82)	(0.27)	(0.01)
Net asset value, end of period	$12.40	12.13	10.71	8.13
Total Return(2)%	2.23	21.03	35.08	(18.62)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$6,567	5,266	2,843	815
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.80	1.80	1.82	1.90
Gross expenses prior to expense reimbursement(3)%	1.80	1.80	1.90	1.90
Net investment income(3)%	0.29	(0.14)	0.00 *	0.06
Portfolio turnover rate %	53	107	137	70

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount in less than $0.01, $(0.01) or 0.01%.

See Notes to Financial Statements.

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$15.06	11.74	8.77	10.00
Income (loss) from investment operations:
Net investment loss	$(0.09)*	(0.07)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	$0.68	3.39	3.02	(1.20)
Total from investment operations	$0.59	3.32	2.97	(1.23)
Net asset value, end of period	$15.65	15.06	11.74	8.77
Total Return %	3.92	28.28	33.87	(12.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$50,703	29,954	10,522	706
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.20	1.20	1.21	1.25
Gross expenses prior to expense reimbursement(3)%	1.25	1.20	1.25	1.25
Net investment income(3)%	(1.27)	(0.71)	(0.90)	(1.01)
Portfolio turnover rate %	5	19	19	12

	Class S
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$14.96	11.69	8.76	10.00
Income (loss) from investment operations:
Net investment loss	$(0.06)	(0.09)	(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	$0.63	3.36	3.00	(1.18)
Total from investment operations	$0.57	3.27	2.93	(1.24)
Net asset value, end of period	$15.53	14.96	11.69	8.76
Total Return %	3.81	27.97	33.45	(12.40)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$151,640	114,112	44,200	7,793
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.45	1.45	1.46	1.50
Gross expenses prior to expense reimbursement(3)%	1.50	1.45	1.50
Net investment income(3)%	(0.95)	(0.96)	(1.15)	(1.23)
Portfolio turnover rate %	5	19	19	12

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING BARON SMALL CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$14.85	11.64	8.74	10.00
Income (loss) from investment operations:
Net investment loss	$(0.09)	(0.09)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	$0.64	3.30	3.02	(1.24)
Total from investment operations	$0.55	3.21	2.90	(1.26)
Net asset value, end of period	$15.40	14.85	11.64	8.74
Total Return(2)%	3.70	27.58	33.18	(12.60)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$24,478	17,106	3,950	2,131
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.70	1.70	1.71	1.75
Gross expenses prior to expense reimbursements(3)%	1.75	1.70	1.75	1.75
Net investment loss %	(1.33)	(1.22)	(1.42)	(1.56)
Portfolio turnover rate %	5	19	19	12

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

See Notes to Financial Statements.

ING FUNDAMENTAL RESEARCH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.71	7.97	6.30	8.16	8.23
Income (loss) from investment operations:
Net investment income	$0.05	0.07	0.04	0.03	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.20)	0.73	1.70	(1.89)	(0.07)
Total from investment operations	$(0.15)	0.80	1.74	(1.86)	(0.07)
Less distributions:
Net investment income	$—	(0.06)	(0.07)	(0.00)*	—
Net realized gain on investments	$—	—	—	(0.00)*	—
Total distributions	$—	(0.06)	(0.07)	(0.00)	—
Net asset value, end of period	$8.56	8.71	7.97	6.30	8.16
Total Return(2)%	(1.72)	10.19	27.74	(22.76)	(0.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,707	4,047	650	199	10
Ratios to average net assets:
Expenses(3)%	0.80	0.80	0.80	0.80	0.80
Net investment income(3)%	0.94	1.33	1.03	1.08	0.66
Portfolio turnover rate %	114	91	35	60	0

	Class S
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.70	7.96	6.29	8.16	8.23
Income (loss) from investment operations:
Net investment income	$0.03 †	0.08	0.06	0.05	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.19)	0.71	1.66	(1.92)	(0.07)
Total from investment operations	$(0.16)	0.79	1.72	(1.87)	(0.07)
Less distributions:
Net investment income	$—	(0.05)	(0.05)	(0.00)*	—
Net realized gain on investments	$—	—	—	(0.00)*	—
Total distributions	$—	(0.05)	(0.05)	(0.00)	—
Net asset value, end of period	$8.54	8.70	7.96	6.29	8.16
Total Return(2)%	(1.84)	9.95	27.38	(22.89)	(0.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$32,218	39,657	37,612	32,443	43,927
Ratios to average net assets:
Expenses(3)%	1.05	1.05	1.05	1.05	1.05
Net investment income(3)%	0.70	0.93	0.74	0.57	0.44
Portfolio turnover rate %	114	91	35	60	0

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING FUNDAMENTAL RESEARCH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.63	7.90	6.28	8.16	8.23
Income (loss) from investment operations:
Net investment income	$0.02	0.05	0.05	0.00 *	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.19)	0.71	1.64	(1.88)	(0.07)
Total from investment operations	$(0.17)	0.76	1.69	(1.88)	(0.07)
Less distributions:
Net investment income	$—	(0.03)	(0.07)	(0.00)*	—
Net realized gain on investments	$—	—	—	(0.00)*	—
Total distributions	$—	(0.03)	(0.07)	(0.00)	—
Net asset value, end of period	$8.46	8.63	7.90	6.28	8.16
Total Return(2)%	(1.97)	9.73	26.99	(23.03)	(0.85)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,546	3,625	4,669	1,036	10
Ratios to average net assets:
Expenses(3)%	1.30	1.30	1.30	1.30	1.30
Net investment income(3)%	0.45	0.61	0.50	0.53	0.17
Portfolio turnover rate %	114	91	35	60	0

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

See Notes to Financial Statements.

ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.31	10.40	8.40	11.15	11.24
Income (loss) from investment operations:
Net investment income	$0.00 *	0.05	0.02	0.01	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.36)	0.89	1.98	(2.76)	(0.09)
Total from investment operations	$(0.36)	0.94	2.00	(2.75)	(0.09)
Less distributions:
Net investment income	$—	(0.03)	—	(0.00)*	—
Total distributions	$—	(0.03)	—	(0.00)	—
Net asset value, end of period	$10.95	11.31	10.40	8.40	11.15
Total Return(2)%	(3.18)	9.08	23.81	(24.65)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,706	1,761	1,210	173	10
Ratios to net assets:
Expenses(3)	$1.05	1.05	1.05	1.05	1.05
Net investment income(3)	$0.04	0.54	0.30	0.45	0.50
Portfolio turnover rate	$16	46	23	32	1

	Class S
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.26	10.36	8.38	11.15	11.24
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	0.02	0.01	(0.01)	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.36)	0.88	1.97	(2.76)	(0.09)
Total from investment operations	$(0.37)	0.90	1.98	(2.77)	(0.09)
Less distributions:
Net investment income	$—	(0.00)†	—	(0.00)*	—
Total distributions	$—	(0.00)	—	(0.00)	—
Net asset value, end of period	$10.89	11.26	10.36	8.38	11.15
Total Return(2)%	(3.29)	8.74	23.63	(24.84)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$75,311	87,353	90,005	78,023	103,118
Ratios to net assets:
Expenses(3)%	1.30	1.30	1.30	1.30	1.30
Net investment income(3)%	(0.21)	0.28	0.06	(0.08)	0.07
Portfolio turnover rate %	16	46	23	32	1

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

See Notes to Financial Statements.

ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$11.24	10.36	8.41	11.15	11.24
Income (loss) from investment operations:
Net investment income (loss)	$(0.02)†	0.01	(0.02)	(0.00)*	(0.00)*
Net realized and unrealized gain (loss) on investments	$(0.36)	0.87	1.97	(2.74)	(0.09)
Total from investment operations	$(0.38)	0.88	1.95	(2.74)	(0.09)
Less distributions:
Net investment income	$—	—	—	(0.00)*	—
Total distributions	$—	—	—	(0.00)	—
Net asset value, end of period	$10.86	11.24	10.36	8.41	11.15
Total Return(2)%	(3.38)	8.49	23.19	(24.56)	(0.80)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,758	6,117	5,299	4,124	10
Ratios to average net assets:
Expenses(3)%	1.55	1.55	1.55	1.55	1.55
Net investment income(3)%	(0.45)	0.06	(0.19)	(0.09)	(0.03)
Portfolio turnover rate %	16	46	223	32	1

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $(0.01).

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING GOLDMAN SACHS® CORE EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months		May 1,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.42	12.46	10.00
Income (loss) from investment operations:
Net investment income	$0.06	0.14	0.06
Net realized and unrealized gain on investments	$(0.49)	1.44	2.40
Total from investment operations	$(0.43)	1.58	2.46
Less distributions:
Net investment income	$—	(0.06)	—
Net realized gain on investments	$—	(0.56)	—
Total distributions	$—	(0.62)	—
Net asset value, end of period	$12.99	13.42	12.46
Total Return(2)%	(3.20)	13.32	24.60

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	1	1
Ratios to average net assets:
Expenses(3)%	0.90	0.90	0.90
Net investment income(3)%	0.88	1.16	0.80
Portfolio turnover rate %	57	120	66

	Class S
	Six Months		May 1,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.38	12.44	10.00
Income (loss) from investment operations:
Net investment income	$0.04	0.11	0.04
Net realized and unrealized gain on investments	$(0.48)	1.43	2.40
Total from investment operations	$(0.44)	1.54	2.44
Less distributions:
Net investment income	$—	(0.04)	—
Net realized gain on investments	$—	(0.56)	—
Total distributions	$—	(0.60)	—
Net asset value, end of period	$12.94	13.38	12.44
Total Return(2)%	(3.29)	13.00	24.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$102,529	113,003	96,497
Ratios to average net assets:
Expenses(3)%	1.15	1.15	1.15
Net investment income(3)%	0.51	0.91	0.53
Portfolio turnover rate %	57	120	66

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

See Notes to Financial Statements.

ING GOLDMAN SACHS® CORE EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months		May 1,
	Ended	Year Ended	2003(1) to
	June 30,	December 31,	December 31,
	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$13.31	12.42	10.00
Income (loss) from investment operations:
Net investment income	$0.02 *	0.08	0.02
Net realized and unrealized gain on investments	$(0.48)	1.43	2.40
Total from investment operations	$(0.46)	1.51	2.42
Less distributions:
Net investment income	$—	(0.06)	—
Net realized gain on investments	$—	(0.56)	—
Total distributions	$—	(0.62)	—
Net asset value, end of period	$12.85	13.31	12.42
Total Return(2)%	(3.46)	12.76	24.20

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$678	108	1
Ratios to average net assets:
Expenses(3)%	1.40	1.40	1.40
Net investment income(3)%	0.31	1.14	0.27
Portfolio turnover rate %	57	120	66

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$12.31	10.47	8.16	10.03	18.44	25.49
Income (loss) from investment operations:
Net investment income	$0.15	0.18	0.14	0.06 *	0.06	0.04
Net realized and unrealized gain (loss) on investments	$(0.47)	1.79	2.26	(1.88)	(4.64)	(4.91)
Total from investment operations	$(0.32)	1.97	2.40	(1.82)	(4.58)	(4.87)
Less distributions:
Net investment income	$—	(0.13)	(0.09)	(0.05)	(0.05)	(0.11)
Net realized gain on investments	$—	—	—	—	(3.78)	(2.07)
Total distributions	$—	(0.13)	(0.09)	(0.05)	(3.83)	(2.18)
Net asset value, end of period	$11.99	12.31	10.47	8.16	10.03	18.44
Total Return(1)%	(2.60)	18.89	29.45	(18.08)	(26.93)	(19.59)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$343,685	374,309	338,566	282,054	369,992	557,941
Ratios to average net assets:
Expenses(2)%	1.00	1.00	1.00	1.00	1.01	1.00
Net investment income(2)%	2.25	1.46	1.56	0.65	0.44	0.22
Portfolio turnover rate %	3	12	23	174	97	77

	Class S
	Six Months				December 10,
	Ended				2001(3) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$12.24	10.44	8.15	10.04	10.18
Income (loss) from investment operations:
Net investment income (loss)	$0.14 *	0.11	(0.05)	0.02 *	(0.00)†
Net realized and unrealized gain (loss) on investments	$(0.47)	1.81	2.43	(1.86)	(0.14)
Total from investment operations	$(0.33)	1.92	2.38	(1.84)	(0.14)
Less distributions:
Net investment income	$—	(0.12)	(0.09)	(0.05)	—
Total distributions	$—	(0.12)	(0.09)	(0.05)	—
Net asset value, end of period	$11.91	12.24	10.44	8.15	10.04
Total Return(1)%	(2.70)	18.65	29.38	(18.29)	(1.38)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$395,994	201,653	8,034	18	10
Ratios to average net assets:
Expenses(2)%	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)(2)%	2.32	0.85	(0.21)	0.24	(0.34)
Portfolio turnover rate %	3	12	23	174	97

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than one year.

(3)              Commencement of operations.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  Amount is more than $(0.01).

See Notes to Financial Statements.

ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$12.18	10.40	8.13	10.03	10.18
Income (loss) from investment operations:
Net investment income (loss)	$0.11 *	0.08	0.05	(0.04)*	(0.00)†
Net realized and unrealized gain (loss) on investments	$(0.46)	1.81	2.30	(1.81)	(0.15)
Total from investment operations	$(0.35)	1.89	2.35	(1.85)	(0.15)
Less distributions:
Net investment income	$—	(0.11)	(0.08)	(0.05)	—
Total distributions	$—	(0.11)	(0.08)	(0.05)	—
Net asset value, end of period	$11.83	12.18	10.40	8.13	10.03
Total Return(2)%	(2.87)	18.34	28.98	(18.48)	(1.47)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,668	2,224	1,184	485	10
Ratios to average net assets:
Expenses(3)%	1.50	1.50	1.50	1.50	1.50
Net investment income (loss)(3)%	1.88	0.85	0.86	(0.45)	(0.67)
Portfolio turnover rate %	3	12	23	174	97

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  Amount is more than $(0.01).

See Notes to Financial Statements.

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.93	11.91	9.24	10.00
Income (loss) from investment operations:
Net investment income	$0.03	0.04	0.05	0.02
Net realized and unrealized gain (loss) on investments	$0.64	2.44	2.75	(0.75)
Total from investment operations	$0.67	2.48	2.80	(0.73)
Less distributions:
Net investment income	$—	(0.04)	(0.05)	(0.03)
Net realized gain on investments	$—	(0.42)	(0.08)
Total distributions	$—	(0.46)	(0.13)	(0.03)
Net asset value, end of period	$14.60	13.93	11.91	9.24
Total Return(2)%	4.81	20.88	30.31	(7.30)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$64,650	55,163	16,662	957
Ratios to average net assets:
Expenses(3)%	1.10	1.10	1.10	1.10
Net investment income(3)%	0.50	0.49	1.04	0.85
Portfolio turnover rate %	26	45	44	31

	Class S
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.89	11.89	9.23	10.00
Income (loss) from investment operations:
Net investment income	$0.02	0.02	0.04	0.02
Net realized and unrealized gain (loss) on investments	$0.63	2.42	2.73	(0.77)
Total from investment operations	$0.65	2.44	2.77	(0.75)
Less distributions:
Net investment income	$—	(0.02)	(0.03)	(0.02)
Net realized gain on investments	$—	(0.42)	(0.08)	—
Total distributions	$—	(0.44)	(0.11)	(0.02)
Net asset value, end of period	$14.54	13.89	11.89	9.23
Total Return(2)%	4.68	20.59	30.05	(7.53)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$78,367	64,420	16,372	6,027
Ratios to average net assets:
Expenses(3)%	1.35	1.35	1.35	1.35
Net investment income(3)%	0.24	0.26	0.61	0.35
Portfolio turnover rate %	26	45	44	31

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

See Notes to Financial Statements.

ING JPMORGAN MID CAP VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months			May 1,
	Ended			2002(1) to
	June 30,	Year Ended December 31,		December 31,
	2005	2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$13.84	11.86	9.22	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	(0.00)*	0.03	0.01
Net realized and unrealized gain (loss) on investments	$0.63	2.40	2.70	(0.77)
Total from investment operations	$0.63	2.40	2.73	(0.76)
Less distributions:
Net investment income	$—	—	(0.01)	(0.02)
Net realized gain on investments	$—	(0.42)	(0.08)	—
Total distributions	$—	(0.42)	(0.09)	(0.02)
Net asset value, end of period	$14.47	13.84	11.86	9.22
Total Return(2)%	4.55	20.31	29.68	(7.64)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$8,574	4,980	1,354	331
Ratios to average net assets:
Expenses(3)%	1.60	1.60	1.60	1.60
Net investment income (loss)(3)%	0.02	(0.02)	0.36	0.26
Portfolio turnover rate %	26	45	44	31

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is more than $0.00 or $(0.01).

See Notes to Financial Statements.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months
	Ended
	June 30,	Year Ended December 31,
	2005	2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$27.20	24.21	18.94	27.12	44.41	54.77
Income (loss) from investment operations:
Net investment income (loss)	$0.06 *	0.24 *	0.10 *	0.04 *	(0.03)	(0.12)
Net realized and unrealized gain (loss) on investments	$(0.70)	2.86	5.21	(8.22)	(10.25)	(2.08)
Total from investment operations	$(0.64)	3.10	5.31	(8.18)	(10.28)	(2.20)
Less distributions:
Net investment income	$—	(0.11)	(0.04)	—	—	—
Net realized gain on investments	$—	—	—	—	(7.01)	(8.16)
Total distributions	$—	(0.11)	(0.04)	—	(7.01)	(8.16)
Net asset value, end of period	$26.56	27.20	24.21	18.94	27.12	44.41
Total Return(1)%	(2.35)	12.88	28.07	(30.16)	(24.75)	(5.72)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$206,747	234,606	247,542	212,841	351,204	440,433
Ratios to average net assets:
Expenses(3)%	0.90	0.90	0.90	0.90	0.90	0.90
Net investment income (loss)(3)%	0.45	0.85	0.47	0.19	(0.09)	(0.28)
Portfolio turnover rate %	36	74	65	151	106	120

	Class S
	Six Months				December 10,
	Ended				2001(2) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$27.04	24.09	18.89	27.11	27.21
Income (loss) from investment operations:
Net investment income (loss)	$0.03 *	0.16 *	0.05 *	0.02 *	(0.00)†
Net realized and unrealized gain (loss) on investments	$(0.70)	2.87	5.19	(8.24)	(0.10)
Total from investment operations	$(0.67)	3.03	5.24	(8.22)	(0.10)
Less distributions:
Net investment income	$—	(0.08)	(0.04)	—	—
Total distributions	$—	(0.08)	(0.04)	—	—
Net asset value, end of period	$26.37	27.04	24.09	18.89	27.11
Total Return(2)%	(2.48)	12.63	27.74	(30.35)	(0.37)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$342	445	391	80	10
Ratios to average net assets:
Expenses(3)%	1.15	1.15	1.15	1.15	1.15
Net investment income (loss)(3)%	0.20	0.62	0.21	0.08	(0.03)
Portfolio turnover rate %	36	74	65	151	106

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  Amount is more than $(0.01).

See Notes to Financial Statements.

ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$26.86	23.98	18.84	27.11	27.21
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)*	0.03 *	(0.01)*	(0.01)*	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.69)	2.92	5.17	(8.26)	(0.09)
Total from investment operations	$(0.70)	2.95	5.16	(8.27)	(0.10)
Less distributions:
Net investment income	$—	(0.07)	(0.02)	—	—
Total distributions	$—	(0.07)	(0.02)	—	—
Net asset value, end of period	$26.16	26.86	23.98	18.84	27.11
Total Return(2)%	(2.61)	12.36	27.39	(30.51)	(0.37)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$238	267	159	54	10
Ratios to average net assets:
Expenses(3)%	1.40	1.40	1.40	1.40	1.40
Net investment income (loss)(3)%	(0.06)	0.27	(0.04)	(0.06)	(0.33)
Portfolio turnover rate %	36	74	65	151	106

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.47	12.32	9.66	12.40	12.55
Income (loss) from investment operations:
Net investment income	$0.06	0.14	0.10	0.07	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.03)	1.15	2.84	(2.68)	(0.15)
Total from investment operations	$0.03	1.29	2.94	(2.61)	(0.15)
Less distributions:
Net investment income	$—	(0.14)	(0.28)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.12)	—
Total distributions	$—	(0.14)	(0.28)	(0.13)	—
Net asset value, end of period	$13.50	13.47	12.32	9.66	12.40
Total Return(2)%	0.22	10.58	30.72	(21.06)	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,307	4,046	1,064	196	10
Ratios to average net assets:
Expenses(3)%	1.00	1.00	1.00	1.00	1.00
Net investment income(3)%	0.93	0.59	1.12	2.11	0.67
Portfolio turnover rate %	42	110	125	133	8

	Class S
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.43	12.29	9.64	12.40	12.55
Income (loss) from investment operations:
Net investment income	$0.06	0.04	0.11	0.23	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.05)	1.22	2.79	(2.86)	(0.15)
Total from investment operations	$0.01	1.26	2.90	(2.63)	(0.15)
Less distributions:
Net investment income	$—	(0.12)	(0.25)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.12)	—
Total distributions	$—	(0.12)	(0.25)	(0.13)	—
Net asset value, end of period	$13.44	13.43	12.29	9.64	12.40
Total Return(2)%	0.07	10.32	30.32	(21.23)	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$136,215	160,159	140,554	102,619	143,306
Ratios to average net assets:
Expenses(3)%	1.25	1.25	1.25	1.25	1.27
Net investment income(3)%	0.68	0.35	1.00	1.85	0.52
Portfolio turnover rate %	42	110	125	133	8

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01.

See Notes to Financial Statements.

ING OPCAP BALANCED VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1) to
	June 30,	Year Ended December 31,			December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$13.32	12.21	9.61	12.40	12.55
Income (loss) from investment operations:
Net investment income	$0.03	0.04	0.09	0.05	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.03)	1.17	2.77	(2.71)	(0.15)
Total from investment operations	$0.00 *	1.21	2.86	(2.66)	(0.15)
Less distributions:
Net investment income	$—	(0.10)	(0.26)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.12)	—
Total distributions	$—	(0.10)	(0.26)	(0.13)	—
Net asset value, end of period	$13.32	13.32	12.21	9.61	12.40
Total Return(2)%	0.00	10.00	30.08	(21.46)	(1.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,658	3,767	2,665	1,756	10
Ratios to average net assets:
Expenses(3)%	1.50	1.50	1.50	1.50	1.50
Net investment income(3)%	0.43	0.10	0.74	1.40	0.21
Portfolio turnover rate %	42	110	125	133	8

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01.

See Notes to Financial Statements.

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,			May 1, 2002(1) to December 31, 2002
		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.80	11.23	8.40		10.00
Income (loss) from investment operations:
Net investment income	$0.11 †	0.01	0.00	*	0.02
Net realized and unrealized gain (loss) on investments	$(0.23)	1.69	2.83		(1.62)
Total from investment operations	$(0.12)	1.70	2.83		(1.60)
Less distributions:
Net investment income	$—	(0.01)	(0.00	)*	—
Net realized gain on investments	$—	(0.12)	—		—
Total distributions	$—	(0.13)	(0.00)		—
Net asset value, end of period	$12.68	12.80	11.23		8.40
Total Return(2)%	(0.94)	15.28	33.73		(16.00)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,998,389	843,253	426		89
Ratios to average net assets:
Expenses(3)%	0.66	0.77	1.20		1.20
Net investment income(3)%	1.83	1.11	0.22		0.33
Portfolio turnover rate %	40	390	157		87

	Class S
	Six Months Ended June 30, 2005	Year Ended December 31,			May 1, 2002(1) to December 31, 2002
		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.58	11.06		8.39	10.00
Income (loss) from investment operations:
Net investment income	$0.07 †	0.02		0.02	0.00*
Net realized and unrealized gain (loss) on investments	$(0.21)	1.62		2.65	(1.61)
Total from investment operations	$(0.14)	1.64		2.67	(1.61)
Less distributions:
Net investment income	$—	(0.00	) *	—	—
Net realized gain on investments	$—	(0.12)		—	—
Total distributions	$—	(0.12)		—	—
Net asset value, end of period	$12.44	12.58		11.06	8.39
Total Return(2)%	(1.11)	15.01		31.82	(16.10)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$9,130	19,143		14,291	8,516
Ratios to average net assets:
Expenses(3)%	0.91	1.02		1.45	1.45
Net investment income(3)%	1.18	0.19		0.19	0.07
Portfolio turnover rate %	40	390		157	87

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING OPPENHEIMER GLOBAL PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005	Year Ended December 31,			May 1, 2002(1) to December 31, 2002
		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.50	11.02	8.38		10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.07	0.03	0.00	*	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.21)	1.57	2.64		(1.61)
Total from investment operations	$(0.14)	1.60	2.64		(1.62)
Less distributions:
Net investment income	$—	(0.00)*	—		—
Net realized gain on investments	$—	(0.12)	—		—
Total distributions	$—	(0.12)	—		—
Net asset value, end of period	$12.36	12.50	11.02		8.38
Total Return(2)%	(1.12)	14.71	31.50		(16.20)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$125,474	127,653	856		665
Ratios to net assets:
Net expenses after expense reimbursement(3)%	1.15	1.27	1.70		1.70
Gross expenses prior to expense reimbursement(3)	$1.16	1.28	—		—
Net investment income (loss)(3)%	1.08	0.55	0.01		(0.43)
Portfolio turnover rate %	40	390	157		87

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01 or $(0.01).

See Notes to Financial Statements.

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	November 8, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.12	10.00
Income (loss) from investment operations:
Net investment income	$0.14 *	0.02
Net realized and unrealized gain (loss) on investments	$(0.12)	0.12
Total from investment operations	$0.02	0.14
Less distributions:
Net investment income	$—	(0.02)
Total distributions	$—	(0.02)
Net asset value, end of period	$10.14	10.12
Total Return(2)%	0.20	1.39

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$306,714	103,283
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	0.54	0.52
Net investment income(3)%	2.84	2.56
Portfolio turnover rate(1)%	116	145

	Class S
	Six Months Ended June 30, 2005	November 8, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.11	10.00
Income (loss) from investment operations:
Net investment income	$0.12	0.02
Net realized and unrealized gain (loss) on investments	$(0.11)	0.11
Total from investment operations	$0.01	0.13
Less distributions:
Net investment income	$—	(0.02)
Total distributions	$—	(0.02)
Net asset value, end of period	$10.12	10.11
Total Return(2)%	0.10	1.27

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$59,593	60,836
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	0.75	0.77
Gross expenses prior to expense reimbursement(3)%	0.79	0.81
Net investment income(3)%	2.33	2.40
Portfolio turnover rate %	116	145

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005		November 8, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.11		10.00
Income (loss) from investment operations:
Net investment income	$0.11	*	0.02
Net realized and unrealized gain (loss) on investments	$(0.11)		0.11
Total from investment operations	$0.00	†	0.13
Less distributions:
Net investment income	$—		(0.02)
Total distributions	$—		(0.02)
Net asset value, end of period	$10.11		10.11
Total Return(2)%	0.00	†	1.26

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,576		3,655
Ratios to net assets:
Net expenses after expense reimbursement(3)%	1.00		1.02
Gross expenses prior to expense reimbursement(3)%	1.04		1.06
Net investment income(3)%	2.30		2.15
Portfolio turnover rate %	116		145

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  Amount is less than $0.01.

See Notes to Financial Statements.

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005		Year Ended December 31,		May 1, 2002(1) to December 31, 2002
			2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$11.00		10.62	10.55	10.00
Income from investment operations:
Net investment income	$0.12	*	0.16 *	0.29 *	0.09
Net realized and unrealized gain on investments	$0.17		0.33	0.17	0.73
Total from investment operations	$0.29		0.49	0.46	0.82
Less distributions:
Net investment income	$—		—	(0.32)	(0.16)
Net realized gain on investments	$—		(0.11)	(0.07)	(0.11)
Total distributions	$—		(0.11)	(0.39)	(0.27)
Net asset value, end of period	$11.29		11.00	10.62	10.55
Total Return(2)%	2.64		4.61	4.36	8.21

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$133,227		78,521	43,987	8,026
Ratios to average net assets:
Expenses(3)%	0.85		0.85	0.85	0.85
Net investment income(3)%	2.30		1.51	2.67	2.99
Portfolio turnover rate %	389		377	471	419

	Class S
	Six Months Ended June 30, 2005		Year Ended December 31,		May 1, 2002(1) to December 31, 2002
			2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.96		10.61	10.55	10.00
Income from investment operations:
Net investment income	$0.11	*	0.14 *	0.22 *	0.14
Net realized and unrealized gain on investments	$0.16		0.32	0.21	0.67
Total from investment operations	$0.27		0.46	0.43	0.81
Less distributions:
Net investment income	$—		—	(0.30)	(0.15)
Net realized gain on investments	$—		(0.11)	(0.07)	(0.11)
Total distributions	$—		(0.11)	(0.37)	(0.26)
Net asset value, end of period	$11.23		10.96	10.61	10.55
Total Return(2)%	2.46		4.33	4.06	8.07

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$77,744		88,424	50,174	25,186
Ratios to average net assets:
Expenses(3)%	1.10		1.10	1.10	1.10
Net investment income(3)%	1.99		1.32	2.07	2.60
Portfolio turnover rate %	389		377	471	419

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING PIMCO TOTAL RETURN PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005		Year Ended December 31,		May 1, 2002(1) to December 31, 2002
			2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.91		10.59	10.53	10.00
Income from investment operations:
Net investment income	$0.10	*	0.09 *	0.20 *	0.07
Net realized and unrealized gain on investments	$0.15		0.34	0.20	0.72
Total from investment operations	$0.25		0.43	0.40	0.79
Less distributions:
Net investment income	$—		—	(0.27)	(0.15)
Net realized gain on investments	$—		(0.11)	(0.07)	(0.11)
Total distributions	$—		(0.11)	(0.34)	(0.26)
Net asset value, end of period	$11.16		10.91	10.59	10.53
Total Return(2)%	2.29		4.06	3.86	7.88

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$19,373		14,827	10,388	4,880
Ratios to average net assets:
Expenses(3)%	1.35		1.35	1.35	1.35
Net investment income(3)%	1.79		0.81	1.84	2.40
Portfolio turnover rate %	389		377	471	419

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,
		2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$39.95	36.41	26.35	40.73	58.36	82.83
Income (loss) from investment operations:
Net investment income (loss)	$(0.07)	0.03	(0.14)*	(0.11)	(0.22)	(0.53)
Net realized and unrealized gain (loss) on investments	$(0.90)	3.51	10.20	(14.27)	(14.22)	(23.10)
Total from investment operations	$(0.97)	3.54	10.06	(14.38)	(14.44)	(23.63)
Less distributions:
Net realized gain on investments	$—	—	—	—	(3.19)	(0.84)
Total distributions	$—	—	—	—	(3.19)	(0.84)
Net asset value, end of period	$38.98	39.95	36.41	26.35	40.73	58.36
Total Return(1)%	(2.43)†	9.72	38.18	(35.31)	(25.21)	(28.78)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$499,557	575,903	610,593	452,465	805,194	1,116,966
Ratios to average net assets:
Expenses(2)%	0.81	0.82	0.83	0.82	0.81	0.79
Net investment income (loss)(2)%	(0.34)	0.06	(0.46)	(0.31)	(0.48)	(0.68)
Portfolio turnover rate %	10	3	0	174	160	13

	Class S
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(3) to December 31, 2001
		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$39.65	36.23	26.28	40.72	41.09
Income (loss) from investment operations:
Net investment loss	$(0.11)*	(0.01)	(0.28)*	(0.18)	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.90)	3.43	10.23	(14.26)	(0.36)
Total from investment operations	$(1.01)	3.42	9.95	(14.44)	(0.37)
Net asset value, end of period	$38.64	39.65	36.23	26.28	40.72
Total Return(1)%	(2.55)†	9.44	37.86	(35.46)	(0.90)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$317,082	355,857	13,970	7	10
Ratios to average net assets:
Expenses(2)%	1.06	1.07	1.12	1.07	1.04
Net investment loss(2)%	(0.59)	(0.04)	(0.82)	(0.57)	(0.50)
Portfolio turnover rate %	10	3	0	174	160

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than one year.

(3)              Commencement of operations.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.

See Notes to Financial Statements.

ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$39.35	36.04	26.22	40.71	41.09
Income (loss) from investment operations:
Net investment loss	$(0.16)*	(0.12)	(0.28)*	(0.25)	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.89)	3.43	10.10	(14.24)	(0.36)
Total from investment operations	$(1.05)	3.31	9.82	(14.49)	(0.38)
Net asset value, end of period	$38.30	39.35	36.04	26.22	40.71
Total Return(2)%	(2.67)†	9.18	37.45	(35.59)	0.92

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,693	3,196	1,014	489	10
Ratios to average net assets:
Expenses(3)%	1.31	1.32	1.33	1.32	1.29
Net investment loss(3)%	(0.84)	(0.45)	(0.88)	(0.76)	(0.66)
Portfolio turnover rate %	10	3	0	174	160

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Per share numbers have been calculated using the average number of shares outstanding throughout the period.

†                  In 2005, there was no impact on total return from the gain realized on the disposal of investments made in violation of the Portfolio’s investment restrictions.

See Notes to Financial Statements.

ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$18.09	16.64	12.00	16.01	15.86
Income (loss) from investment operations:
Net investment income (loss)	$0.03	0.05	(0.03)†	0.10	0.01
Net realized and unrealized gain (loss) on investments	$(0.39)	1.40	4.92	(4.01)	0.14
Total from investment operations	$(0.36)	1.45	4.89	(3.91)	0.15
Less distributions:
Net investment income	$—	—	(0.25)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.09)	—
Total distributions	$—	—	(0.25)	(0.10)	—
Net asset value, end of period	$17.73	18.09	16.64	12.00	16.01
Total Return(2)%	(1.99)	8.71	41.06	(24.42)	0.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,324	3,295	2,102	62	10
Ratios to average net assets:
Expenses(3)%	1.10	1.10	1.10	1.10	1.10
Net investment income (loss)(3)%	0.38	0.31	(0.21)	2.13	1.00
Portfolio turnover rate %	16	33	105	114	4

	Class S
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.99	16.59	11.97	16.01	15.86
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.00 *	(0.02)†	0.21	0.01
Net realized and unrealized gain (loss) on investments	$(0.39)	1.40	4.86	(4.15)	0.14
Total from investment operations	$(0.38)	1.40	4.84	(3.94)	0.15
Less distributions:
Net investment income	$—	—	(0.22)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.09)	—
Total distributions	$—	—	(0.22)	(0.10)	—
Net asset value, end of period	$17.61	17.99	16.59	11.97	16.01
Total Return(2)%	(2.11)	8.44	40.68	(24.62)	0.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$44,861	56,159	56,159	34,833	40,370
Ratios to average net assets:
Expenses(3)%	1.35	1.35	1.35	1.35	1.35
Net investment income (loss)(3)%	0.10	0.02	(0.17)	1.48	0.87
Portfolio turnover rate %	16	33	105	114	4

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01.

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$17.82	16.47	11.94	16.01	15.86
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)	(0.02)	(0.07)†	0.06	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.39)	1.37	4.85	(4.03)	0.15
Total from investment operations	$(0.40)	1.35	4.78	(3.97)	0.15
Less distributions:
Net investment income	$—	—	(0.25)	(0.01)	—
Net realized gain on investments	$—	—	—	(0.09)	—
Total distributions	$—	—	(0.25)	(0.10)	—
Net asset value, end of period	$17.42	17.82	16.47	11.94	16.01
Total Return(2)%	(2.24)	8.20	40.31	(24.79)	0.95

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,199	10,195	3,299	535	10
Ratios to average net assets:
Expenses(3)%	1.60	1.60	1.60	1.60	1.60
Net investment income (loss)(3)%	(0.12)	(0.18)	(0.51)	1.79	0.50
Portfolio turnover rate %	16	33	105	114	4

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01.

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	May 1, 2003(1) to December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.28	12.13	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.00 *	0.00 *	(0.02)
Net realized and unrealized gain (loss) on investments	$(0.51)	0.71	2.15
Total from investment operations	$(0.51)	0.71	2.13
Less distributions:
Net realized gain on investments	$—	(0.56)	—
Total distributions	$—	(0.56)	—
Net asset value, end of period	$11.77	12.28	12.13
Total Return(2)%	(4.15)	6.69	21.30

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$20,986	18,587	1
Ratios to average net assets:
Expenses(3)%	0.84	0.89	0.90
Net investment income (loss)(3)%	0.00 *	0.04	(0.26)
Portfolio turnover rate %	18	291	116

	Class S
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	May 1, 2003(1) to December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.22	12.11	10.00
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.00)*	(0.04)
Net realized and unrealized gain (loss) on investments	$(0.51)	0.67	2.15
Total from investment operations	$(0.53)	0.67	2.11
Less distributions:
Net realized gain on investments	$—	(0.56)	—
Total distributions	$—	(0.56)	—
Net asset value, end of period	$11.69	12.22	12.11
Total Return(2)%	(4.34)	6.45	21.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$13,956	16,118	1
Ratios to average net assets:
Expenses(3)%	1.09	1.14	1.15
Net investment loss(3)%	(0.25)	(0.21)	(0.53)
Portfolio turnover rate %	18	291	116

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $0.01, $(0.01) or 0.01%.

See Notes to Financial Statements.

ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005	Year Ended December 31, 2004	May 1, 2003(1) to December 31, 2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.18	12.09	10.00
Income (loss) from investment operations:
Net investment loss	$(0.03)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	$(0.51)	0.73	2.15
Total from investment operations	$(0.54)	0.65	2.09
Less distributions:
Net realized gain on investments	$—	(0.56)	—
Total distributions	$—	(0.56)	—
Net asset value, end of period	$11.64	12.18	12.09
Total Return(2)%	(4.43)	6.21	20.90

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$28,817	33,408	42,935
Ratios to average net assets:
Expenses(3)%	1.34	1.39	1.40
Net investment loss(3)%	(0.50)	(0.57)	(0.78)
Portfolio turnover rate %	18	291	116

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

See Notes to Financial Statements.

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

		Class I
		Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
			2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		$8.06	7.40	5.11	7.29	7.23
Income (loss) from investment operations:
Net investment loss		$(0.00)*	(0.00)*	(0.02)	(0.01)	(0.00)*
Net realized and unrealized gain (loss) on investments		$(0.08)	0.66	2.31	(2.17)	0.06
Total from investment operations		$(0.08)	0.66	2.29	(2.18)	0.06
Net asset value, end of period		$7.98	8.06	7.40	5.11	7.29
Total Return	%	(0.99)	9.05	44.81	(29.90)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$1,014,555	474,397	35,010	2,644	10
Ratios to average net assets:
Expenses(3)%		0.66	0.96	1.05	1.05	1.05
Net investment loss(3)%		(0.01)	(0.06)	(0.76)	(0.68)	(0.82)
Portfolio turnover rate	%	74	441	187	328	58

		Class S
		Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
			2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		$7.99	7.36	5.09	7.29	7.23
Income (loss) from investment operations:
Net investment loss		$(0.02)	(0.07)	(0.04)	(0.02)	(0.00)*
Net realized and unrealized gain (loss) on investments		$(0.07)	0.70	2.31	(2.18)	0.06
Total from investment operations		$(0.09)	0.63	2.27	(2.20)	0.06
Net asset value, end of period		$7.90	7.99	7.36	5.09	7.29
Total Return	%	(1.13)	8.56	44.60	(30.18)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$20,535	29,155	30,354	1,110	10
Ratios to average net assets:
Expenses(3)%		0.91	1.21	1.30	1.30	1.30
Net investment loss(3)%		(0.34)	(0.88)	(1.00)	(0.90)	(0.99)
Portfolio turnover rate	%	74	441	187	328	58

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is less than $(0.01).

See Notes to Financial Statements.

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$7.94	7.33	5.08	7.29	7.23
Income (loss) from investment operations:
Net investment loss	$(0.02)	(0.10)	(0.07)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.08)	0.71	2.32	(2.14)	0.07
Total from investment operations	$(0.10)	0.61	2.25	(2.21)	0.06
Net asset value, end of period	$7.84	7.94	7.33	5.08	7.29
Total Return(2)%	(1.26)	8.32	44.29	(30.32)	0.83

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$66,149	80,813	107,353	71,775	80,999
Ratios to net assets:
Net expenses after expense reimbursement(3)%	1.15	1.46	1.55	1.55	1.53
Gross expenses prior to expense reimbursement(3)%	1.16	1.47	—	—	—
Net investment loss(3)%	(0.57)	(1.13)	(1.24)	(1.19)	(1.28)
Portfolio turnover rate %	74	441	187	328	58

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

See Notes to Financial Statements.

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,
		2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$49.81	45.35	34.69	45.32	60.44	66.00
Income (loss) from investment operations:
Net investment income	$0.10	0.29	0.09	0.08 †	0.09	0.10
Net realized and unrealized gain (loss) on investments	$(0.76)	4.24	10.63	(10.63)	(6.23)	0.30
Total from investment operations	$(0.66)	4.53	10.72	(10.55)	(6.14)	0.40
Less distributions:
Net investment income	$—	(0.07)	(0.06)	(0.08)	(0.07)	(0.18)
Net realized gain on investments	$—	—	—	—	(8.91)	(5.78)
Total distributions	$—	(0.07)	(0.06)	(0.08)	(8.98)	(5.96)
Net asset value, end of period	$49.15	49.81	45.35	34.69	45.32	60.44
Total Return(1)%	(1.33)	10.02	30.93	(23.29)	(10.21)	(0.04)

Ratios and Supplemental Data:	$825,757	830,034	669,956	429,634	592,879	687,940
Net assets, end of period (000’s)
Ratios to average net assets:
Expenses(2)%	0.75	0.75	0.75	0.75	0.75	0.75
Net investment income(2)%	0.44	0.66	0.30	0.21	0.20	0.15
Portfolio turnover rate %	21	39	34	49	65	75

	Class S
	Six Months				December 10,
	Ended				2001(3)
	June 30,	Year Ended December 31,			to December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$49.48	45.12	34.59	45.31	45.44
Income (loss) from investment operations:
Net investment income	$0.05 †	0.22	0.06	0.03 †	0.00 *
Net realized and unrealized gain (loss) on investments	$(0.76)	4.16	10.52	(10.67)	(0.13)
Total from investment operations	$(0.71)	4.38	10.58	(10.64)	(0.13)
Less distributions:
Net investment income	$—	(0.02)	(0.05)	(0.08)	—
Total distributions	$—	(0.02)	(0.05)	(0.08)	—
Net asset value, end of period	$48.77	49.48	45.12	34.59	45.31
Total Return(1)%	(1.43)	9.74	30.58	(23.50)	(0.29)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$96,010	18,642	8,251	1,530	10
Ratios to average net assets:
Expenses(2)%	1.00	1.00	1.00	1.00	1.00
Net investment income(2)%	0.21	0.62	0.04	0.09	0.17
Portfolio turnover rate %	21	39	34	49	65

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than one year.

(3)              Commencement of operations.

*                 Amount is less than $0.01.

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(3)
	June 30,	Year Ended December 31,			to December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$49.14	44.89	34.50	45.30	45.44
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)†	0.11	(0.01)	(0.06)†	(0.00)*
Net realized and unrealized gain (loss) on investments	$(0.75)	4.14	10.44	(10.66)	(0.14)
Total from investment operations	$(0.76)	4.25	10.43	(10.72)	(0.14)
Less distributions:
Net investment income	$—	—	(0.04)	(0.08)	—
Total distributions	$—	—	(0.04)	(0.08)	—
Net asset value, end of period	$48.38	49.14	44.89	34.50	45.30
Total Return(2)%	(1.55)	9.47	30.27	(23.70)	(0.31)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$84,624	78,870	60,182	13,601	10
Ratios to average net assets:
Expenses(3)%	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)(3)%	(0.05)	0.19	(0.24)	(0.18)	(0.00)*
Portfolio turnover rate %	21	39	34	49	65

(1)              Commencement of operations.

(2)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)              Annualized for periods less than one year.

*                 Amount is more than $(0.01) or (0.01)%

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,
		2004	2003	2002	2001	2000
Per Share Operating Performance:
Net asset value, beginning of period	$8.58	7.54	6.07	8.11	13.08	14.78
Income (loss) from investment operations:
Net investment income (loss)	$0.05	0.10	0.06	0.03	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	$0.10	1.00	1.45	(2.06)	(2.58)	(0.53)
Total from investment operations	$0.15	1.10	1.51	(2.03)	(2.57)	(0.55)
Less distributions:
Net investment income	$—	(0.06)	(0.04)	(0.01)	—	—
Net realized gain on investments	$—	—	—	—	(2.40)	(1.15)
Total distributions	$—	(0.06)	(0.04)	(0.01)	(2.40)	(1.15)
Net asset value, end of period	$8.73	8.58	7.54	6.07	8.11	13.08
Total Return(1)%	1.75	14.76	24.95	(24.89)	(20.78)	(4.48)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$257,070	267,249	264,755	245,281	384,924	528,582
Ratios to average net assets:
Expenses(2)%	0.85	0.85	0.85	0.85	0.85	0.84
Net investment income (loss)(2)%	0.94	1.22	0.83	0.50	0.15	(0.14)
Portfolio turnover rate %	21	140	126	106	92	93

	Class S
	Six Months				December 10,
	Ended				2001(3)
	June 30,	Year Ended December 31,			to December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.52	7.49	6.05	8.10	8.12
Income (loss) from investment operations:
Net investment income (loss)	$0.03 †	0.09	0.01	0.01	(0.00)*
Net realized and unrealized gain (loss) on investments	$0.10	1.00	1.47	(2.05)	(0.02)
Total from investment operations	$0.13	1.09	1.48	(2.04)	(0.02)
Less distributions:
Net investment income	$—	(0.06)	(0.04)	(0.01)	—
Total distributions	$—	(0.06)	(0.04)	(0.01)	—
Net asset value, end of period	$8.65	8.52	7.49	6.05	8.10
Total Return(1)%	1.53	14.59	24.54	(25.15)	(0.25)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$4,467	2,356	1,352	8	10
Ratios to average net assets:
Expenses(2)%	1.10	1.10	1.10	1.09	1.09
Net investment income (loss)(2)%	0.63	1.06	0.37	0.26	(0.17)
Portfolio turnover rate %	21	140	126	106	92

(1)              Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(2)              Annualized for periods less than one year.

(3)              Commencement of operations.

*                 Amount is less than $(0.01).

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING UBS U.S. LARGE CAP EQUITY PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months				December 10,
	Ended				2001(1)
	June 30,	Year Ended December 31,			to December 31,
	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$8.52	7.49	6.04	8.10	8.12
Income (loss) from investment operations:
Net investment income (loss)	$0.02 †	0.05	0.02	0.02	(0.00)*
Net realized and unrealized gain (loss) on investments	$0.10	1.01	1.45	(2.07)	(0.02)
Total from investment operations	$0.12	1.06	1.47	(2.05)	(0.02)
Less distributions:
Net investment income	$—	(0.03)	(0.02)	(0.01)	—
Total distributions	$—	(0.03)	(0.02)	(0.01)	—
Net asset value, end of period	$8.64	8.52	7.49	6.04	8.10
Total Return(2)%	1.41	14.21	24.42	(25.29)	(0.25)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$123	48	39	39	10
Ratios to average net assets:
Expenses(3)%	1.35	1.35	1.35	1.34	1.34
Net investment income (loss)(3)%	0.41	0.73	0.33	0.29	(0.33)
Portfolio turnover rate %	21	140	126	106	92

(1)          Commencement of operations.

(2)          Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)          Annualized for periods less than one year.

*                 Amount is more than $(0.01).

†                  Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,		May 1, 2002(1) to December 31, 2002
		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.33	10.60	8.35	10.00
Income (loss) from investment operations:
Net investment income	$0.10 *	0.12	0.09	0.04
Net realized and unrealized gain (loss) on investments	$(0.26)	1.66	2.41	(1.64)
Total from investment operations	$(0.16)	1.78	2.50	(1.60)
Less distributions:
Net investment income	$—	—	(0.08)	(0.05)
Net realized gain on investments	$—	(0.05)	(0.17)	—
Total distributions	$—	(0.05)	(0.25)	(0.05)
Net asset value, end of period	$12.17	12.33	10.60	8.35
Total Return(2)%	(1.30)	16.90	29.92	(16.01)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$91,311	70,308	33,398	3,874
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	0.88	0.90	0.95	0.95
Gross expenses prior to expense reimbursement(3)%	0.95	0.90	0.95	0.95
Net investment income(3)%	1.60	1.40	1.28	1.70
Portfolio turnover rate %	10	30	32	47

	Class S
	Six Months Ended June 30, 2005	Year Ended December 31,		May 1, 2002(1) to December 31, 2002
		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.29	10.58	8.34	10.00
Income (loss) from investment operations:
Net investment income	$0.08 *	0.09	0.05	0.05
Net realized and unrealized gain (loss) on investments	$(0.26)	1.67	2.42	(1.67)
Total from investment operations	$(0.18)	1.76	2.47	(1.62)
Less distributions:
Net investment income	$—	—	(0.06)	(0.04)
Net realized gain on investments	$—	(0.05)	(0.17)	—
Total distributions	$—	(0.05)	(0.23)	(0.04)
Net asset value, end of period	$12.11	12.29	10.58	8.34
Total Return(2)%	(1.46)	16.74	29.67	(16.22)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$433,969	317,797	139,236	12,723
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.13	1.15	1.20	1.20
Gross expenses prior to expense reimbursement(3)%	1.20	1.15	1.20	1.20
Net investment income(3)%	1.36	1.15	1.06	1.23
Portfolio turnover rate %	10	30	32	47

(1)	Commencement of operations.

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING VAN KAMPEN COMSTOCK PORTFOLIO (UNAUDITED) (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class ADV
	Six Months Ended June 30, 2005	Year Ended December 31,		May 1, 2002(1) to December 31, 2002
		2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$12.22	10.55	8.32	10.00
Income (loss) from investment operations:
Net investment income	$0.07 *	0.08	0.07	0.01
Net realized and unrealized gain (loss) on investments	$(0.26)	1.64	2.37	(1.65)
Total from investment operations	$(0.19)	1.72	2.44	(1.64)
Less distributions:
Net investment income	$—	—	(0.04)	(0.04)
Net realized gain on investments	$—	(0.05)	(0.17)	—
Total distributions	$—	(0.05)	(0.21)	(0.04)
Net asset value, end of period	$12.03	12.22	10.55	8.32
Total Return(2)%	(1.55)	16.41	29.34	(16.36)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$16,488	12,569	8,556	3,699
Ratios to average net assets:
Net expenses after expense reimbursement(3)%	1.38	1.40	1.45	1.45
Gross expenses prior to expense reimbursement(3)%	1.45	1.40	1.45	1.45
Net investment income(3)%	1.11	0.86	0.77	1.75
Portfolio turnover rate %	10	30	32	47

(1)	Commencement of operations.

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

*	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

	Class I
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001

		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$33.47	30.35	23.94	31.14	31.41
Income (loss) from investment operations:
Net investment income	$0.39	0.14	0.14	0.07	0.00 *
Net realized and unrealized gain (loss) on investments	$0.23	3.15	6.40	(7.22)	(0.27)
Total from investment operations	$0.62	3.29	6.54	(7.15)	(0.27)
Less distributions:
Net investment income	$—	(0.17)	(0.13)	(0.00)†	—
Net realized gain on investments	$—	—	—	(0.05)	—
Total distributions	$—	(0.17)	(0.13)	(0.05)	—
Net asset value, end of period	$34.09	33.47	30.35	23.94	31.14
Total Return(2)%	1.85	10.86	27.37	(22.92)	(0.86)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,049,940	551,489	2,883	1,378	10
Ratios to average net assets:
Expenses(3)%	0.57	0.74	1.10	1.10	1.10
Net investment income(3)%	2.37	1.88	0.72	0.73	0.17
Portfolio turnover rate %	77	797	17	15	5

	Class S
	Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001

		2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period	$33.37	30.27	23.88	31.14	31.41
Income (loss) from investment operations:
Net investment income	$0.36	0.17	0.12	0.07	0.00 *
Net realized and unrealized gain (loss) on investments	$0.22	3.03	6.33	(7.28)	(0.27)
Total from investment operations	$0.58	3.20	6.45	(7.21)	(0.27)
Less distributions:
Net investment income	$—	(0.10)	(0.06)	(0.00)†	—
Net realized gain on investments	$—	—	—	(0.05)	—
Total distributions	$—	(0.10)	(0.06)	(0.05)	—
Net asset value, end of period	$33.95	33.37	30.27	23.88	31.14
Total Return(2)%	1.74	10.62	27.04	(23.13)	(0.86)

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$32,737	34,477	17,744	13,685	13,660
Ratios to average net assets:
Expenses(3)%	0.82	0.99	1.35	1.35	1.34
Net investment income(3)%	2.13	0.99	0.46	0.27	0.04
Portfolio turnover rate %	77	797	17	15	5

(1)	Commencement of operations.

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

*	Amount is less than $0.01.

†	Per share numbers have been calculated using the average number of shares outstanding throughout the period.

See Notes to Financial Statements.

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (UNAUDITED)(CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for each period.

		Class ADV
		Six Months Ended June 30, 2005	Year Ended December 31,			December 10, 2001(1) to December 31, 2001
			2004	2003	2002
Per Share Operating Performance:
Net asset value, beginning of period		$33.11	30.07	23.81	31.13	31.41
Income (loss) from investment operations:
Net investment income (loss)		$0.29	0.15	0.06	0.02	(0.00)*
Net realized and unrealized gain (loss) on investments		$0.24	2.96	6.30	(7.29)	(0.28)
Total income (loss) from investment operations		$0.53	3.11	6.36	(7.27)	(0.28)
Less distributions:
Net investment income		$—	(0.07)	(0.10)	—	—
Net realized gain on investments		$—	—	—	(0.05)	—
Total distributions		$—	(0.07)	(0.10)	(0.05)	—
Net asset value, end of period		$33.64	33.11	30.07	23.81	31.13
Total Return	%	1.60	10.32	26.76	(23.35)	(0.89)

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$12,742	8,611	123	22	10
Ratios to average net assets:
Expenses(3)%		1.07	1.24	1.60	1.60	1.60
Net investment income (loss)(3)%		1.82	1.29	0.22	0.09	(0.17)
Portfolio turnover rate	%	77	797	17	15	5

(1)	Commencement of operations.

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract changes. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.

*	Amount is more than $(0.01).

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Life Insurance and Annuity Company (“ILIAC” or the “Investment Advisor”) created ING Partners, Inc. (the “Fund”) to serve as an investment option underlying variable insurance products offered by ILIAC and its insurance company affiliates. The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (“Portfolios”), each of which has its own investment objective, policies and restrictions.

The Fund currently consists of twenty-nine diversified Portfolios and two non-diversified Portfolios. The twenty-two included in this report are: ING American Century Large Company Value Portfolio (formerly, ING Salomon Brothers Investors Value Portfolio, “American Century Large Company Value”); ING American Century Select Portfolio (“American Century Select”); ING American Century Small Cap Value Portfolio (“American Century Small Cap Value”); ING Baron Small Cap Growth Portfolio (“Baron Small Cap Growth”); ING Fundamental Research Portfolio (formerly, ING Aeltus Enhanced Index Portfolio, “Fundamental Research”); ING Goldman Sachs® Capital Growth Portfolio (“Goldman Sachs® Capital Growth”); ING Goldman Sachs® Core Equity Portfolio (“Goldman Sachs® Core Equity”); ING JPMorgan Fleming International Portfolio (“JPMorgan Fleming International”); ING JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”); ING MFS Capital Opportunities Portfolio (“MFS Capital Opportunities”); ING OpCap Balanced Value Portfolio (“OpCap Balanced Value”); ING Oppenheimer Global Portfolio (“Oppenheimer Global”); ING Oppenheimer Strategic Income Portfolio (“Oppenheimer Strategic Income”); ING PIMCO Total Return Portfolio (“PIMCO Total Return”); ING Salomon Brothers Aggressive Growth Portfolio (“Salomon Brothers Aggressive Growth”); ING Salomon Brothers Fundamental Value Portfolio (“Salomon Brothers Fundamental Value”); ING Salomon Brothers Large Cap Growth Portfolio (“Salomon Brothers Large Cap Growth”); ING T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”); ING T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”); ING UBS U.S. Large Cap Equity Portfolio (“UBS U.S. Large Cap Equity”); ING Van Kampen Comstock Portfolio (“Van Kampen Comstock”) and ING Van Kampen Equity and Income Portfolio (“Van Kampen Equity and Income”).

ING JPMorgan Mid Cap Value and ING Salomon Brothers Fundamental Value are classified as “non-diversified” portfolios under the 1940 Act.

The following is a brief description of each Portfolio’s investment objective:

• American Century Large Company Value seeks long-term capital growth;

• American Century Select seeks long-term capital appreciation;

• American Century Small Cap Value seeks long-term growth of capital, income is a secondary objective;

• Baron Small Cap Growth seeks capital appreciation;

• Fundamental Research seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks;

•Goldman Sachs® Capital Growth seeks long-term growth of capital;

•Goldman Sachs® Core Equity seeks long-term growth of capital and dividend income;

•JPMorgan Fleming International seeks long-term growth of capital;

•JPMorgan Mid Cap Value seeks growth from capital appreciation;

•MFS Capital Opportunities seeks capital appreciation;

•OpCap Balanced Value seeks capital growth and, secondarily, investment income;

•Oppenheimer Global seeks capital appreciation;

•Oppenheimer Strategic Income seeks a high level of current income principally derived from interest on debt securities;

•PIMCO Total Return seeks maximum total return, consistent with capital preservation and prudent investment management;

•Salomon Brothers Aggressive Growth seeks to provide long-term growth of capital;

•Salomon Brothers Fundamental Value seeks capital appreciation;

•Salomon Brothers Large Cap Growth seeks long-term capital appreciation;

•T. Rowe Price Diversified Mid Cap Growth seeks long-term capital appreciation;

•T. Rowe Price Growth Equity seeks long-term capital growth and, secondarily, increased dividend income;

•UBS U.S. Large Cap Equity seeks long-term growth of capital and future income;

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 1 — ORGANIZATION (continued)

•Van Kampen Comstock seeks capital growth and income; and

•Van Kampen Equity and Income seeks total return that consists of long-term capital appreciation and current income.

The Fund offers three classes of shares, referred to as Initial Class (Class “I”), Service Class (Class “S”) and Adviser Class (Class “ADV”). The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees. Class I shares are intended for distribution networks including non-qualified annuity and life insurance contracts and qualified retirement plans offered through an annuity contract, as well as qualified retirement plans offered through a custodial account where the sale is made on a direct basis without the involvement of a financial intermediary or where the qualified retirement plan has assets of $50 million or more. Classes S and ADV shares of a Portfolio are intended for distribution networks including qualified retirement plans offered through an annuity contract or custodial account. Shareholders of the Class I shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class I shares of other Portfolios that offer Class I shares. Shareholders of the Class ADV shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class ADV shares of other Portfolios that offer Class ADV shares. Shareholders of the Class ADV shares continue to be subject to the Rule 12b-1 Plan fee applicable to Class ADV shares after the exchange. Shareholders of Class S shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Class S shares of other Portfolios that offer Class S shares. Each Portfolio’s shares may be offered to variable annuity and variable life insurance separate accounts, qualified pension and retirement plans outside the separate account context, and to certain investment advisers and their affiliates.

ILIAC serves as the Investment Adviser to the Portfolios. ILIAC has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as the Sub-Adviser to the Fundamental Research. ING Financial Advisers, LLC (“IFA” or the “Distributor”) serves as the principal underwriter to the Portfolios. ILIAC, ING IM and IFA are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.           Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined in good faith by or under the supervision of a Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less at the date of valuation are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.             Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.             Foreign Currency Translation. The books and records of the portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. Government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.            Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.              Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.              Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.             Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

H.            Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                 Securities Lending. Each Portfolio has the option to temporarily loan up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. Government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.                Illiquid and Restricted Securities. The Portfolios may not invest more than 15% of their net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. The Portfolios may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

K.            Delayed Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

L.              Mortgage Dollar Roll Transactions. In connection with a portfolio’s ability to purchase or sell securities on a when-issued basis, Fundamental Research, Goldman Sachs® Core Equity, MFS Capital Opportunities, Oppenheimer Global, Oppenheimer Strategic Income, PIMCO Total Return, Salomon Brothers Aggressive Growth and Van Kampen Equity and Income may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

M.         Options Contracts. Each Portfolio, with the exception of Baron Small Cap Growth, may purchase put and call options and may write (sell) put options and covered call options. MFS Capital Opportunities may only write or sell calls on

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities if the calls are covered. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

N.            Futures Contracts. Each Portfolio, with the exception of Baron Small Cap Growth, may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Goldman Sachs® Core Equity may enter into futures transactions only with respect to the S&P 500 Index. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Portfolio is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Portfolio. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

O.            Swap Contracts. Certain Portfolios may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2005, the cost of purchases and the proceeds from the sales of securities, excluding U.S. Government and short-term securities, were as follows:

	Purchases	Sales
American Century Large Company Value	$62,160,807	$66,645,716
American Century Select	556,268,691	327,783,923
American Century Small Cap Value	45,294,282	38,492,369
Baron Small Cap Growth	66,118,386	9,202,341
Fundamental Research	45,970,018	54,009,982
Goldman Sachs® Capital Growth	13,729,729	24,601,950
Goldman Sachs® Core Equity	61,255,310	67,158,366
JPMorgan Fleming International	202,749,442	17,235,392
JPMorgan Mid Cap Value	52,112,620	32,743,748
MFS Capital Opportunities	78,488,411	96,287,985
OpCap Balanced Value	63,402,196	85,663,740
Oppenheimer Global	1,673,371,913	561,454,069
Oppenheimer Strategic Income	188,064,062	69,443,026
PIMCO Total Return	32,685,257	22,062,906
Salomon Brothers Aggressive Growth	84,768,424	114,838,768
Salomon Brothers Fundamental Value	9,789,162	12,709,240
Salomon Brothers Large Cap Growth	11,462,223	12,359,125
T. Rowe Price Diversified Mid Cap Growth	1,048,871,504	567,564,150
T. Rowe Price Growth Equity	210,464,212	188,128,450
UBS U.S. Large Cap Equity	53,238,074	61,652,055
Van Kampen Comstock	175,512,830	43,356,647
Van Kampen Equity and Income	824,386,938	436,725,965

U.S. Government securities not included above were as follows:

	Purchases	Sales
Oppenheimer Strategic Income	$175,500,520	$118,371,468
OpCap Balanced Value	—	1,168,436
PIMCO Total Return	694,272,964	621,173,290
Van Kampen Equity and Income	147,178,028	133,940,275

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES

For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to the following as a percentage of the Portfolio’s average daily net assets during the month:

Portfolio	Fee
American Century Large Company Value	0.80%
American Century Select	0.64%
American Century Small Cap Value	1.00%
Baron Small Cap Growth	0.85%
Fundamental Research	0.60%
Goldman Sachs® Capital Growth	0.85%
Goldman Sachs® Core Equity	0.70%
JPMorgan Fleming International	0.80%
JPMorgan Mid Cap Value	0.75%
MFS Capital Opportunities	0.65%
OpCap Balanced Value	0.80%
Oppenheimer Global	0.60%
Oppenheimer Strategic Income	0.50%
PIMCO Total Return	0.50%
Salomon Brothers Aggressive Growth	0.70%	on the first
		$500 million
	0.65%	on assets over
		$500 million
Salomon Brothers Fundamental Value	0.90%
Salomon Brothers Large Cap Growth	0.64%
T. Rowe Price Diversified Mid Cap Growth	0.64%
T. Rowe Price Growth Equity	0.60%
UBS U.S. Large Cap Equity	0.70%	on the first
		$500 million
	0.65%	on assets over
		$500 million
Van Kampen Comstock	0.60%
Van Kampen Equity and Income	0.55%

American Century Investment Management, Inc. serves as Sub-Adviser to American Century Large Company Value, American Century Select and American Century Small Cap Value. BAMCO, Inc. serves as Sub-Adviser to Baron Small Cap Growth. Goldman Sachs® Asset Management, L.P. serves as Sub-Adviser to Goldman Sachs® Capital Growth and Goldman Sachs® Core Equity. J.P. Morgan Fleming Asset Management (London) Ltd. serves as Sub-Adviser to JPMorgan Fleming International. J.P. Morgan Investment Management Inc. serves as Sub-Adviser to JPMorgan Mid Cap Value. Massachusetts Financial Services Company serves as Sub-Adviser to MFS Capital Opportunities. OpCap Advisors LLC serves as Sub-Adviser to OpCap Balanced Value. OppenheimerFunds, Inc. serves as Sub-Adviser to Oppenheimer Global and Oppenheimer Strategic Income. Pacific Investment Management Company LLC serves as Sub-Adviser to PIMCO Total Return. Salomon Brothers Asset Management Inc. serves as Sub-Adviser to Salomon Brothers Aggressive Growth, Salomon Brothers Fundamental Value, and Salomon Brothers Large Cap Growth. T. Rowe Price Associates, Inc. serves as Sub-Adviser to T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. UBS Global Asset Management (Americas) Inc. serves as Sub-Adviser to UBS U.S. Large Cap Equity. Morgan Stanley Investment Management Inc. doing business as Van Kampen serves as Sub-Adviser to Van Kampen Comstock and Van Kampen Equity and Income.

Prior to April 29, 2005, Salomon Brothers Asset Management Inc. served as Sub-Adviser to American Century Large Company Value.

Under an Administrative Services Agreement between the Fund and ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Fund’s operations and is responsible for the supervision of the Fund’s other service providers. IFS also assumes all ordinary recurring direct costs of the Fund, such as custodian fees, director’s fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each Portfolio at an annual rate based on the average daily net assets of each Portfolio as follows:

Portfolio	Rate
American Century Large Company Value	0.20%
American Century Select	0.02%
American Century Small Cap Value*	0.40%
Baron Small Cap Growth*	0.40%
Fundamental Research	0.20%
Goldman Sachs® Capital Growth	0.20%
Goldman Sachs® Core Equity	0.20%
JPMorgan Fleming International	0.20%
JPMorgan Mid Cap Value	0.35%
MFS Capital Opportunities	0.25%
OpCap Balanced Value	0.20%
Oppenheimer Global	0.06%
Oppenheimer Strategic Income	0.04%
PIMCO Total Return	0.35%
Salomon Brothers Aggressive Growth	0.13%
Salomon Brothers Fundamental Value	0.20%
Salomon Brothers Large Cap Growth	0.20%
T. Rowe Price Diversified Mid Cap Growth	0.02%
T. Rowe Price Growth Equity	0.15%
UBS U.S. Large Cap Equity	0.15%
Van Kampen Comstock*	0.35%
Van Kampen Equity and Income	0.02%

* A portion of the administrative fees may be waived to limit total net expenses.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 (“the Plan”) for the Adviser Class shares of each Portfolio. The Plan provides for a distribution fee, payable to the Distributor. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement as described under the Plan. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Adviser Class shares. Effective December 1, 2004, the Distributor has voluntarily agreed to waive distribution fees for the Oppenheimer Global and the T. Rowe Price Diversified Mid Cap Growth Portfolios at an annual rate of 0.01% of average daily net assets attributable to their respective Adviser Class Shares.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT ADVISORY AND ADMINISTRATIVE FEES (continued)

Service and Adviser Classes of shares are further subject to a shareholder servicing fee payable to Shareholder Organizations pursuant to the Shareholder Servicing Plan adopted for Service and Adviser Classes which shall not initially exceed an annual rate of 0.25% of the average daily net assets of each of the Service and Adviser Classes.

Fees paid to the Distributor and Shareholder Organizations by class during the six months ended June 30, 2005 are shown in the accompanying Statements of Operations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2005, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Notes 4 and 5):

			Accrued
	Accrued		Shareholder
	Investment	Accrued	Service and
	Management	Administrative	Distribution
	Fees	Fees	Fees	Total
American Century Large Company Value	$45,846	$11,462	$13,491	$70,799
American Century Select	257,533	8,047	12,183	277,763
American Century Small Cap Value	66,333	19,900	11,082	97,315
Baron Small Cap Growth	148,050	60,961	38,949	247,960
Fundamental Research	19,644	6,548	8,150	34,342
Goldman Sachs® Capital Growth	57,312	13,466	17,275	88,053
Goldman Sachs® Core Equity	59,889	17,112	21,534	98,535
JPMorgan Fleming International	499,630	124,909	84,052	708,591
JPMorgan Mid Cap Value	90,509	42,237	19,175	151,921
MFS Capital Opportunities	112,776	43,375	169	156,320
OpCap Balanced Value	97,382	24,346	30,323	152,051
Oppenheimer Global	1,056,943	105,692	51,716	1,214,351
Oppenheimer Strategic Income	153,464	12,277	12,179	177,920
PIMCO Total Return	92,588	64,812	23,453	180,853
Salomon Brothers Aggressive Growth	522,559	100,401	89,600	712,560
Salomon Brothers Fundamental Value	47,967	10,659	15,994	74,620
Salomon Brothers Large Cap Growth	34,163	10,676	15,000	59,839
T. Rowe Price Diversified Mid Cap Growth	581,061	18,157	30,835	630,053
T. Rowe Price Growth Equity	458,337	114,584	38,904	611,825
UBS U.S. Large Cap Equity	152,363	32,649	892	185,904
Van Kampen Comstock	263,184	122,819	94,645	480,648
Van Kampen Equity and Income	494,311	17,974	11,524	523,809

At June 30, 2005 all shares of the Portfolios were owned by 1) separate accounts of ILIAC and its insurance company affiliates for the benefit of variable contract policyholders 2) ING National Trust, an indirect, wholly-owned subsidiary of ING Groep, as trustee or custodian of qualified pension and retirement plans that invest in the Portfolios directly and 3) ILIAC in connection with seed capital contributions made to the Portfolios.

During the six months ended June 30, 2005, the Sub-Adviser reimbursed American Century Select $389 for losses realized on the disposal of an investment made in violation of the Portfolio’s investment restrictions.

During the six months ended June 30, 2005, the Salomon Brothers Aggressive Growth realized a gain of $19,448 on the disposal of investments made in violation of the Portfolio’s investment restrictions.

NOTE 6 — CALL OPTIONS WRITTEN

Written option activity for the Oppenheimer Strategic Income and PIMCO Total Return Portfolios for the six months ended June 30, 2005 was as follows:

	Number of	Premiums
	Contracts	Received
Oppenheimer Strategic
Income
Options outstanding at December 31, 2004	37	$27,277
Options written	125	123,404
Options terminated in closing purchase transactions	(66)	(105,257)
Options expired	(43)	(27,459)
Options outstanding at June 30, 2005	53	$17,965

PIMCO Total Return
Options outstanding at December 31, 2004	410	$450,080
Options written	546	220,475
Options terminated in closing purchase transactions	(84)	(68,865)
Options expired	(312)	(158,740)
Options exercised	(47)	(13,043)
Options outstanding at June 30, 2005	513	$429,907

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
American Century Large Company Value (Number of Shares)
Shares sold	756,258	148,751	194,828	839,017	186,913	117,723
Dividends reinvested	—	1,552	—	39,197	—	3,915
Shares redeemed	(7,920)	(25,062)	(1,227,027)	(1,094,339)	(229,082)	(70,895)
Net increase (decrease) in shares outstanding	748,338	125,241	(1,032,199)	(216,125)	(42,169)	50,743

American Century Large Company Value ($)
Shares sold	$10,493,835	$1,966,782	$2,716,833	$11,272,945	$2,558,948	$1,566,546
Dividends reinvested	—	19,821	—	499,364	—	49,520
Shares redeemed	(111,470)	(337,852)	(17,035,055)	(14,513,641)	(3,072,201)	(926,101)
Net increase (decrease)	$10,382,365	$1,648,751	$(14,318,222)	$(2,741,332)	$(513,253)	$689,965

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
American Century Select (Number of Shares)
Shares sold	31,377,182	22,620,173	391,509	1,451,458	147,726	991,938
Shares redeemed	(3,415,950)	(1,071,859)	(915,345)	(321,500)	(629,277)	(3,826,255)
Net increase (decrease) in shares outstanding	27,961,232	21,548,314	(523,836)	1,129,958	(481,551)	(2,834,317)

American Century Select ($)
Shares sold	$273,340,378	$206,472,495	$3,488,561	$13,091,503	$1,307,492	$8,842,676
Shares redeemed	(30,733,744)	(9,923,972)	(8,071,187)	(2,836,199)	(5,572,215)	(33,760,610)
Net increase (decrease)	$242,606,634	$196,548,523	$(4,582,626)	$10,255,304	$(4,264,723)	$(24,917,934)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
American Century Small Cap Value
(Number of Shares)
Shares sold	698,534	1,602,807	453,881	2,323,856	164,612	346,623
Dividends reinvested	—	146,081	—	194,144	—	27,280
Shares redeemed	(291,325)	(170,244)	(204,075)	(571,631)	(68,866)	(205,307)
Net increase in shares outstanding	407,209	1,578,644	249,806	1,946,369	95,746	168,596

American Century Small Cap Value ($)
Shares sold	$8,448,494	$18,900,807	$5,442,118	$26,715,877	$1,963,659	$3,934,669
Dividends reinvested	—	1,774,547	—	2,347,380	—	327,424
Shares redeemed	(3,520,283)	(1,969,616)	(2,471,975)	(6,602,869)	(810,269)	(2,307,273)
Net increase	$4,928,211	$18,705,738	$2,970,143	$22,460,388	$1,153,390	$1,954,820

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Baron Small Cap Growth (Number of Shares)
Shares sold	1,361,688	1,337,197	2,765,590	4,649,190	660,833	1,011,904
Shares redeemed	(111,052)	(244,633)	(627,972)	(801,347)	(222,856)	(199,682)
Net increase in shares outstanding	1,250,636	1,092,564	2,137,618	3,847,843	437,977	812,222

Baron Small Cap Growth ($)
Shares sold	$20,663,441	$17,318,049	$41,730,145	$60,740,062	$9,746,778	$12,983,296
Shares redeemed	(1,682,377)	(3,304,000)	(9,459,294)	(10,169,278)	(3,345,027)	(2,519,732)
Net increase	$18,981,064	$14,014,049	$32,270,851	$50,570,784	$6,401,751	$10,463,564

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Fundamental Research (Number of Shares)
Shares sold	30,871	451,577	295,381	1,001,814	29,715	113,866
Dividends reinvested	—	3,914	—	28,534	—	1,857
Shares redeemed	(62,405)	(72,429)	(1,080,507)	(1,198,761)	(30,625)	(286,485)
Net increase (decrease) in shares outstanding	(31,534)	383,062	(785,126)	(168,413)	(910)	(170,762)

Fundamental Research ($)
Shares sold	$263,921	$3,664,370	$2,527,003	$8,091,737	$253,376	$915,234
Dividends reinvested	—	30,448	—	221,996	—	14,333
Shares redeemed	(526,871)	(583,080)	(9,225,801)	(9,651,053)	(259,318)	(2,274,449)
Net increase (decrease)	$(262,950)	$3,111,738	$(6,698,798)	$(1,337,320)	$(5,942)	$(1,344,882)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Goldman Sachs® Capital Growth
(Number of Shares)
Shares sold	15,333	76,985	287,502	650,799	36,018	84,873
Dividends reinvested	—	526	—	3,841	—	—
Shares redeemed	(15,203)	(38,108)	(1,126,626)	(1,589,477)	(233,822)	(52,372)
Net increase (decrease) in shares outstanding	130	39,403	(839,124)	(934,837)	(197,804)	32,501

Goldman Sachs® Capital Growth ($)
Shares sold	$165,530	$818,914	$3,098,029	$6,851,055	$386,807	$897,368
Dividends reinvested	—	5,353	—	38,908	—	—
Shares redeemed	(165,194)	(400,434)	(12,157,540)	(16,711,121)	(2,533,786)	(550,962)
Net increase (decrease)	$336	$423,833	$(9,059,511)	$(9,821,158)	$(2,146,979)	$346,406

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

Goldman Sachs® Core Equity
(Number of Shares)
Shares sold	—	—	382,763	1,570,839	61,867	8,416
Dividends reinvested	—	5	—	387,939	—	62
Shares redeemed	—	—	(901,611)	(1,269,272)	(17,205)	(472)
Net increase (decrease) in shares outstanding	—	5	(518,848)	689,506	44,662	8,006

Goldman Sachs® Core Equity ($)
Shares sold	$—	$—	$4,956,549	$19,848,494	$795,426	$104,850
Dividends reinvested	—	62	—	4,581,560	—	725
Shares redeemed	—	—	(11,598,320)	(16,031,736)	(221,145)	5,994
Net increase (decrease)	$—	$62	$(6,641,771)	$8,398,318	$574,281	$111,569

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
JPMorgan Fleming International
(Number of Shares)
Shares sold	1,692,066	4,828,032	21,571,172	19,751,827	56,824	191,469
Dividends reinvested	—	367,982	—	93,004	—	1,638
Shares redeemed	(3,447,674)	(7,107,002)	(4,807,432)	(4,140,652)	(14,099)	(124,331)
Net increase (decrease) in shares outstanding	(1,755,608)	(1,910,988)	16,763,740	15,704,179	42,725	68,776

JPMorgan Fleming International ($)
Shares sold	$20,569,174	$52,846,466	$258,042,171	$216,596,515	$677,833	$2,046,678
Dividends reinvested	—	3,834,376	—	965,386	—	16,919
Shares redeemed	(41,735,159)	(77,960,663)	(57,898,158)	(45,930,044)	(167,793)	(1,346,015)
Net increase (decrease)	$(21,165,985)	$(21,279,821)	$200,144,013	$171,631,857	$510,040	$717,582

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
JPMorgan Mid Cap Value
(Number of Shares)
Shares sold	1,354,104	2,824,865	1,214,910	3,464,084	257,552	283,469
Dividends reinvested	—	126,196	—	141,376	—	10,444
Shares redeemed	(886,716)	(389,997)	(464,004)	(344,727)	(24,839)	(48,150)
Net increase in shares outstanding	467,388	2,561,064	750,906	3,260,733	232,713	245,763

JPMorgan Mid Cap Value ($)
Shares sold	$19,109,784	$37,085,709	$16,985,420	$45,498,414	$3,610,327	$3,641,546
Dividends reinvested	—	1,750,954	—	1,956,844	—	143,820
Shares redeemed	(12,231,179)	(5,061,165)	(6,476,774)	(4,622,553)	(350,314)	(612,383)
Net increase	$6,878,605	$33,775,498	$10,508,646	$42,832,705	$3,260,013	$3,172,983

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

MFS Capital Opportunities
(Number of Shares)
Shares sold	119,914	189,115	255	2,607	617	10,994
Dividends reinvested	—	44,008	—	56	—	40
Shares redeemed	(959,673)	(1,834,165)	(3,764)	(2,413)	(1,476)	(7,702)
Net increase (decrease) in shares outstanding	(839,759)	(1,601,042)	(3,509)	250	(859)	3,332

MFS Capital Opportunities ($)
Shares sold	$3,150,239	$4,761,822	$6,721	$64,766	$15,937	$278,223
Dividends reinvested	—	1,043,438	—	1,317	—	939
Shares redeemed	(25,228,682)	(45,580,002)	(99,117)	(57,772)	(38,761)	(188,943)
Net increase (decrease)	$(22,078,443)	$(39,774,742)	$(92,396)	$8,311	$(22,824)	$90,219

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004

OpCap Balanced Value (Number of Shares)
Shares sold	40,531	243,128	362,379	2,113,164	26,917	107,448
Dividends reinvested	—	2,739	—	114,935	—	2,294
Shares redeemed	(21,798)	(31,902)	(2,153,455)	(1,738,538)	(35,004)	(45,271)
Net increase (decrease) in shares outstanding	18,733	213,965	(1,791,076)	489,561	(8,087)	64,471

OpCap Balanced Value ($)
Shares sold	$532,205	$3,117,586	$4,789,848	$26,896,461	$353,690	$1,366,933
Dividends reinvested	—	34,098	—	1,427,497	—	28,287
Shares redeemed	(288,519)	(407,429)	(28,510,334)	(22,131,191)	(459,904)	(569,012)
Net increase (decrease)	$243,686	$2,744,255	$(23,720,486)	$6,192,767	$(106,214)	$826,208

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Oppenheimer Global (Number of Shares)
Shares sold	96,750,950	66,743,847	973,600	541,553	648,743	10,333,622
Dividends reinvested	—	89,713	—	15,688	—	11,097
Shares redeemed	(5,042,510)	(967,702)	(1,761,325)	(327,715)	(706,606)	(210,710)
Net increase (decrease) in shares outstanding	91,708,440	65,865,858	(787,725)	229,526	(57,863)	10,134,009

Oppenheimer Global ($)
Shares sold	$1,165,963,729	$838,298,498	$12,016,592	$6,266,786	$7,880,152	$127,035,834
Dividends reinvested	—	1,145,325	—	169,195	—	136,859
Shares redeemed	(62,783,887)	(12,286,322)	(20,785,197)	(3,777,493)	(8,564,544)	(2,574,531)
Net increase (decrease)	$1,103,179,842	$827,157,501	$(8,768,605)	$2,658,488	$(684,392)	$124,598,162

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	November 5,	Six Months	November 5,	Six Months	November 5,
	Ended	2004(1) to	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Oppenheimer Strategic Income
(Number of Shares)
Shares sold	22,100,580	10,708,088	907,072	6,939,750	127,162	402,039
Dividends reinvested	—	18,306	—	10,227	—	564
Shares redeemed	(2,055,769)	(520,747)	(1,035,627)	(932,666)	(36,014)	(41,056)
Net increase (decrease) in shares outstanding	20,044,811	10,205,647	(128,555)	6,017,311	91,148	361,547

Oppenheimer Strategic Income ($)
Shares sold	$221,610,947	$108,109,338	$9,119,472	$70,019,685	$1,278,072	$4,056,541
Dividends reinvested	—	185,260	—	103,399	—	5,702
Shares redeemed	(20,696,237)	(5,263,620)	(10,420,108)	(9,427,990)	(361,367)	(414,468)
Net increase (decrease)	$200,914,710	$103,030,978	$(1,300,636)	$60,695,094	$916,705	$3,647,775

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
PIMCO Total Return (Number of Shares)
Shares sold	5,188,140	3,947,212	1,588,340	4,646,455	546,395	2,392,874
Dividends reinvested	—	61,996	—	55,461	—	12,864
Shares redeemed	(520,703)	(1,015,254)	(2,732,388)	(1,367,170)	(169,955)	(2,028,008)
Net increase (decrease) in shares outstanding	4,667,437	2,993,954	(1,144,048)	3,334,746	376,440	377,730

PIMCO Total Return ($)
Shares sold	$57,472,908	$42,657,879	$17,541,041	$50,221,723	$5,998,625	$25,730,937
Dividends reinvested	—	669,551	—	597,319	—	138,031
Shares redeemed	(5,750,318)	(11,026,626)	(30,088,719)	(14,681,347)	(1,854,688)	(21,920,952)
Net increase (decrease)	$51,722,590	$32,300,804	$(12,547,678)	$36,137,695	$4,143,937	$3,948,016

(1) Commencement of operations.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Salomon Brothers Aggressive Growth
(Number of Shares)
Shares sold	141,068	427,898	5,189,688	9,075,422	51,668	64,521
Dividends reinvested	—	—	—	—	—	—
Shares redeemed	(1,740,155)	(2,782,866)	(5,957,487)	(487,121)	(10,348)	(11,436)
Net increase (decrease) in shares outstanding	(1,599,087)	(2,354,968)	(767,799)	8,588,301	41,320	53,085

Salomon Brothers Aggressive Growth ($)
Shares sold	$5,457,749	$16,246,871	$198,796,481	$334,650,664	$1,980,543	$2,354,764
Dividends reinvested	—	—	—	—	—	—
Shares redeemed	(66,798,045)	(103,994,271)	(225,133,872)	(18,143,172)	(397,126)	(422,516)
Net increase (decrease)	$(61,340,296)	$(87,747,400)	$(26,337,391)	$316,507,492	$1,583,417	$1,932,248

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Salomon Brothers Fundamental Value
(Number of Shares)
Shares sold	23,878	90,373	223,891	641,823	485,278	444,017
Dividends reinvested	—	—	—	—	—	—
Shares redeemed	(18,514)	(34,621)	(797,858)	(906,728)	(127,573)	(72,248)
Net increase (decrease) in shares outstanding	5,364	55,752	(573,967)	(264,905)	357,705	371,769

Salomon Brothers Fundamental Value ($)
Shares sold	$420,630	$1,546,968	$3,952,887	$10,993,620	$8,534,173	$7,712,445
Dividends reinvested	—	—	—	—	—	—
Shares redeemed	(326,509)	(586,779)	(13,935,834)	(15,468,573)	(2,188,593)	(1,223,274)
Net increase (decrease)	$94,121	$960,189	$(9,982,947)	$(4,474,953)	$6,345,580	$6,489,171

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Salomon Brothers Large Cap Growth
(Number of Shares)
Shares sold	402,993	1,538,270	74,860	1,360,858	173,620	469,837
Dividends reinvested	—	5	—	5	—	182,963
Shares redeemed	(132,960)	(24,999)	(200,423)	(41,825)	(441,102)	(1,460,940)
Net increase (decrease) in shares outstanding	270,033	1,513,276	(125,563)	1,319,038	(267,482)	(808,140)

Salomon Brothers Large Cap Growth ($)
Shares sold	$4,562,853	$18,423,562	$873,755	$16,218,615	$2,007,985	$5,681,599
Dividends reinvested	—	56	—	56	—	1,902,819
Shares redeemed	(1,556,370)	(301,960)	(2,346,416)	(502,726)	(5,116,742)	(17,066,531)
Net increase (decrease)	$3,006,483	$18,121,658	$(1,472,661)	$15,715,945	$(3,108,757)	$(9,482,113)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
T. Rowe Price Diversified Mid Cap Growth
(Number of Shares)
Shares sold	76,683,759	56,923,070	643,754	1,310,554	389,197	2,826,239
Shares redeemed	(8,351,545)	(2,830,650)	(1,692,337)	(1,790,374)	(2,127,803)	(7,303,573)
Net increase (decrease) in shares outstanding	68,332,214	54,092,420	(1,048,583)	(479,820)	(1,738,606)	(4,477,334)

T. Rowe Price Diversified Mid Cap Growth ($)
Shares sold	$573,348,862	$448,863,731	$5,047,433	$10,074,983	$2,984,050	$21,486,234
Shares redeemed	(64,978,970)	(22,047,983)	(12,727,571)	(13,296,866)	(16,396,319)	(55,107,700)
Net increase (decrease)	$508,369,892	$426,815,748	$(7,680,138)	$(3,221,883)	$(13,412,269)	$(33,621,466)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
T. Rowe Price Growth Equity
(Number of Shares)
Shares sold	837,329	3,614,473	1,619,819	233,199	272,965	468,928
Dividends reinvested	—	29,142	—	112	—	—
Shares redeemed	(702,038)	(1,752,164)	(27,942)	(39,458)	(128,587)	(204,594)
Net increase in shares outstanding	135,291	1,891,451	1,591,877	193,853	144,378	264,334

T. Rowe Price Growth Equity ($)
Shares sold	$40,696,738	$166,701,460	$78,972,518	$10,578,860	$13,038,002	$21,300,542
Dividends reinvested	—	1,272,937	—	4,880	—	—
Shares redeemed	(33,670,621)	(79,405,553)	(1,338,082)	(1,795,611)	(6,123,263)	(9,289,573)
Net increase	$7,026,117	$88,568,844	$77,634,436	$8,788,129	$6,914,739	$12,010,969

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
UBS U.S. Large Cap Equity
(Number of Shares)
Shares sold	1,247,671	1,132,421	311,310	143,657	8,875	29,545
Dividends reinvested	—	272,255	—	1,580	—	23
Shares redeemed	(2,936,419)	(5,385,859)	(71,652)	(49,058)	(236)	(29,090)
Net increase (decrease) in shares outstanding	(1,688,748)	(3,981,183)	239,658	96,179	8,639	478

UBS U.S. Large Cap Equity ($)
Shares sold	$10,527,723	$8,885,946	$2,650,520	$1,123,691	$75,177	$243,821
Dividends reinvested	—	2,047,360	—	11,802	—	173
Shares redeemed	(25,085,888)	(42,323,371)	(613,177)	(376,132)	(2,039)	(240,331)
Net increase (decrease)	$(14,558,165)	$(31,390,065)	$2,037,343	$759,361	$73,138	$3,663

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Van Kampen Comstock (Number of Shares)
Shares sold	2,144,258	3,006,385	11,127,992	13,321,253	428,576	653,919
Dividends reinvested	—	23,877	—	89,876	—	4,600
Shares redeemed	(344,505)	(481,233)	(1,167,730)	(702,510)	(86,770)	(440,571)
Net increase in shares outstanding	1,799,753	2,549,029	9,960,262	12,708,619	341,806	217,948

Van Kampen Comstock ($)
Shares sold	$26,050,435	$33,558,478	$133,991,726	$151,378,954	$5,160,916	$7,212,274
Dividends reinvested	—	258,350	—	969,765	—	49,401
Shares redeemed	(4,196,951)	(5,431,315)	(14,016,785)	(7,789,976)	(1,036,361)	(4,862,568)
Net increase	$21,853,484	$28,385,513	$119,974,941	$144,558,743	$4,124,555	$2,399,107

	Class I Shares		Class S Shares		Class ADV Shares
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004	2005	2004
Van Kampen Equity and Income
(Number of Shares)
Shares sold	15,161,185	16,685,648	357,891	734,569	162,585	273,893
Dividends reinvested	—	731	—	2,019	—	9
Shares redeemed	(837,516)	(302,461)	(426,665)	(289,561)	(43,896)	(17,888)
Net increase (decrease) in shares outstanding	14,323,669	16,383,918	(68,774)	447,027	118,689	256,014

Van Kampen Equity and Income ($)
Shares sold	$500,133,435	$546,480,561	$11,959,561	$23,807,535	$5,431,310	$8,816,122
Dividends reinvested	—	22,124	—	61,002	—	258
Shares redeemed	(27,993,897)	(9,920,902)	(14,083,247)	(9,144,492)	(1,446,922)	(579,375)
Net increase (decrease)	$472,139,538	$536,581,783	$(2,123,686)	$14,724,045	$3,984,388	$8,237,005

NOTE 8 — ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolios currently limit investments in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Shares/	Initial			Percent
		Principle	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets
American Century Small Cap Value	MedQuist, Inc.	6,100	3/16/04	$80,539	$80,368	0.1%

Oppenheimer Strategic	Argentina Government Intl. Bond, 5.830%, due 12/31/33	475,000	6/17/05	$168,285	$167,531	0.0%
Income	Argentina Bonos, 2.000%, due 02/04/18	1,082,400	5/18/05	480,390	483,188	0.1%
					$650,719	0.1%
PIMCO Total Return	Countrywide Home Loan Mortgage Pass Through Trust, 3.654%, due 06/25/35	2,300,000	6/20/05	$2,299,997	$2,300,717	1.0%
	Dow Jones Credit Default Swap, 2.100%, 06/20/10	900,000	4/15/05	23,400	28,874	0.0%
	Ford Motor Credit Default Swap, receive $10,000,000 in event of default and pay 2.680%, 06/20/07	500,000	4/8/05	—	4,231	0.0%
	Ford Motor Credit Default Swap, Receive $10,000,000 in event of default and pay 3.330%, 06/20/06	500,000	5/17/05	—	8,827	0.0%
	Federal Home Loan Mortgage Corp., 0.040%, due 04/25/24	270,023	6/4/03	265,002	267,761	0.1%
	General Motors Corp. Credit Default Swap, receive $10,000,000 in the event of default and pay 4.480%, 06/20/07	500,000	4/7/05	—	6,801	0.0%
	GMAC Credit Default Swap, receive $10,000,000 in the event of default and pay 3.550%, 06/20/07	500,000	4/7/05	—	5,839	0.0%
	Orange County Sanitation District, 7.130%, due 02/01/33	450,000	3/24/05	474,759	503,244	0.2%

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — ILLIQUID SECURITIES (continued)

			Initial			Percent
		Principle	Acquisition			of Net
Portfolio	Security	Amount	Date	Cost	Value	Assets
PIMCO Total
Return (continued)	3 month LIBOR Call Option, Strike Price 4.50, expires 06/02/06	1,000,000	6/2/05	$31,950	$31,212	0.0%
	EURO Call Swaption, Strike Price 5.75, expires 04/27/09	500,000	4/28/04	25,850	83,351	0.1%
	EURO Put Swaption, Strike Price 6.25, expires 04/27/09	500,000	4/28/04	35,750	12,108	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 0.610%, 03/20/07	400,000	3/11/05	—	39	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 0.700%, 03/20/07	500,000	3/15/05	—	713	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 0.770%, 05/20/07	200,000	5/18/05	—	543	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 0.580%, 06/20/06	100,000	5/26/05	—	108	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 1.000%, 07/20/05	300,000	7/19/04	—	100	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 1.000%, 07/28/05	300,000	8/4/05	—	141	0.0%
	Russia Federation Credit Default Swap, receive $10,000,000 in the event of default and pay 1.080%, 08/04/05	300,000	3/11/05	—	171	0.0%
					$3,254,780	1.4%

NOTE 9 — CONCENTRATION OF RISKS

Non-Diversified (JPMorgan Mid Cap Value and Salomon Brothers Fundamental Value). There is additional risk associated with being non-diversified, since the Portfolios are not limited in the proportion of their assets in a single issuer. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause that Portfolio’s share price to fluctuate more than that of a diversified portfolio.

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. Government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. At June 30, 2005, the following Portfolios had securities on loan with the following market values:

	Value of
	Securities	Value of
Portfolio	Loaned	Collateral
American Century Large Company Value	$7,698,845	$7,969,422
American Century Select	55,367,626	57,073,182
American Century Small Cap Value	18,869,064	19,418,464
Baron Small Cap Growth	47,681,465	49,141,767
Goldman Sachs® Capital Growth	17,336,329	17,843,183
Goldman Sachs® Core Equity	15,471,847	15,974,850
JPMorgan Fleming International	29,899,710	31,183,563
JPMorgan Mid Cap Value	28,833,492	29,620,284
MFS Capital Opportunities	53,132,748	55,037,819
OpCap Balanced Value	32,566,889	33,617,997
Oppenheimer Global	229,937,397	238,655,576
Oppenheimer Strategic Income	60,519,471	61,938,050
PIMCO Total Return	41,728,734	42,614,602
Salomon Brothers Aggressive Growth	169,975,972	176,014,401
T. Rowe Price Diversified Mid Cap Growth	42,475,721	44,145,876
T. Rowe Price Growth Equity	153,734,548	158,610,296
UBS U.S. Large Cap Equity	46,035,683	47,426,461
Van Kampen Comstock	1,956,459	2,008,358

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

There were no distributions to shareholders during the six months ended June 30, 2005. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2004 were as follows:

	Ordinary	Long-Term	Short-Term
	Income	Capital Gain	Capital Gain
American Century Large Company Value	$568,705	$—	$—
American Century Small Cap Value	63,782	913,127	3,472,442
Fundamental Research	266,777	—	—
Goldman Sachs® Capital Growth	44,261	—	—
Goldman Sachs® Core Equity	317,175	—	4,265,172
JPMorgan Fleming International	4,816,681	—	—
JPMorgan Mid Cap Value	236,484	1,816,826	1,798,308
MFS Capital Opportunities	1,045,694	—	—
OpCap Balanced Value	1,489,882	—	—
Oppenheimer Global	346,693	747,458	357,228
Oppenheimer Strategic Income	303,811	—	—
PIMCO Total Return	—	201,689	1,203,212
Salomon Brothers Large Cap Growth	—	—	1,902,931
T. Rowe Price Diversified Mid Cap Growth	—	—	—
T. Rowe Price Growth Equity	1,277,817	—	—
UBS U.S. Large Cap Equity	2,059,335	—	—
Van Kampen Comstock	—	73,576	1,203,940
Van Kampen Equity and Income	83,384	—	—

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes were as follows at December 31, 2004:

	Undistributed	Unrealized	Unrealized	Capital
	Ordinary	Long-Term	Appreciation	Loss	Expiration
	Income	Capital Gains	(Depreciation)	Carryforwards	Dates
American Century Large Company Value	$766,997	$—	$11,637,423	$(1,166,923)	2010
American Century Select	—	—	6,468,947	(4,670,554)	2010
American Century Small Cap Value	1,267,142	239,816	6,363,982	—	—
Baron Small Cap Growth	—	—	41,668,632	(400,724)	2010
				(481,096)	2011
				(3,000,556)	2012
				$(3,882,376)
Fundamental Research	414,291	—	2,788,638	$(1,743,401)	2010
				(659,097)	2011
				$(2,402,498)
Goldman Sachs® Capital Growth	233,291	—	7,074,824	$(11,118,325)	2010
				(4,114,134)	2011
				(2,145,265)	2012
				$(17,377,724)
Goldman Sachs® Core Equity	4,560,458	7,689,765	11,135,495	—	—
JPMorgan Fleming International	5,594,772	—	141,361,019	$(96,749,549)	2009
				(70,771,343)	2010
				$(167,520,892)
JPMorgan Mid Cap Value	597,948	451,556	13,054,845	—	—
MFS Capital Opportunities	1,678,490	—	27,677,271	$(90,989,927)	2009
				(113,367,765)	2010
				$(204,357,692)
OpCap Balanced Value	554,504	—	12,198,421	$(8,379,117)	2010
Oppenheimer Global	920,782	321,616	20,716,032	—	—
Oppenheimer Strategic Income	—	—	657,450	—	—
PIMCO Total Return	5,297,621	964,317	(153,225)	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized	Unrealized	Capital
	Ordinary	Long-Term	Appreciation	Loss	Expiration
	Income	Capital Gains	(Depreciation)	Carryforwards	Dates
Salomon Brothers Aggressive Growth	$—	$—	$206,153,163	$(31,451,409)	2009
				(262,244,765)	2010
				$(293,696,174)
Salomon Brothers Fundamental Value	12,298	—	13,432,958	$(4,589,763)	2011
Salomon Brothers Large Cap Growth	3,142,869	3,130,719	2,115,057	—	—
T. Rowe Price Diversified Mid Cap Growth	11,969,557	7,603,070	17,559,124	—	—
T. Rowe Price Growth Equity	4,700,517	—	133,253,112	$(4,395,326)	2009
				(40,790,567)	2010
				(4,414,125)	2011
				$(49,600,018)
UBS U.S. Large Cap Equity	2,352,546	—	25,870,945	$(35,763,111)	2009
				(71,755,456)	2010
				$(107,518,567)
Van Kampen Comstock	8,245,183	15,651,906	45,997,985	—	—
Van Kampen Equity and Income	1,595,039	318,992	12,259,612	—	—

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Group N.V., including investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated. Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•                  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•                  Aeltus Investments Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (‘ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker dealer to frequently trade up to a certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each file with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2005, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

American Century Large Company Value
Class I	$0.1877	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.1430	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.1191	$—	$—	July 6, 2005	June 30, 2005

American Century Small Cap Value
Class I	$—	$0.1921	$0.0364	July 6, 2005	June 30, 2005
Class S	$—	$0.1921	$0.0364	July 6, 2005	June 30, 2005
Class ADV	$—	$0.1921	$0.0364	July 6, 2005	June 30, 2005

Fundamental Research
Class I	$0.1152	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.0900	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.0651	$—	$—	July 6, 2005	June 30, 2005

Goldman Sachs® Capital Growth
Class I	$0.0626	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.0327	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$—	$—	$—	July 6, 2005	June 30, 2005

Goldman Sachs® Core Equity
Class I	$0.1440	$0.4591	$0.9634	July 6, 2005	June 30, 2005
Class S	$0.1124	$0.4591	$0.9634	July 6, 2005	June 30, 2005
Class ADV	$0.1411	$0.4591	$0.9634	July 6, 2005	June 30, 2005

JPMorgan Fleming International
Class I	$0.0931	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.0877	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.0594	$—	$—	July 6, 2005	June 30, 2005

JPMorgan Mid Cap Value
Class I	$—	$0.0576	$0.0435	July 6, 2005	June 30, 2005
Class S	$—	$0.0576	$0.0435	July 6, 2005	June 30, 2005
Class ADV	$—	$0.0576	$0.0435	July 6, 2005	June 30, 2005

MFS Capital Opportunities
Class I	$0.2158	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.1339	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.1040	$—	$—	July 6, 2005	June 30, 2005

OpCap Balanced Value
Class I	$0.0888	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.0514	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.0276	$—	$—	July 6, 2005	June 30, 2005

Oppenheimer Global
Class I	$0.0001	$0.0055	$0.0019	July 6, 2005	June 30, 2005
Class S	$—	$0.0055	$0.0019	July 6, 2005	June 30, 2005
Class ADV	$—	$0.0055	$0.0019	July 6, 2005	June 30, 2005

PIMCO Total Return
Class I	$0.2035	$0.0685	$0.0678	July 6, 2005	June 30, 2005
Class S	$0.1815	$0.0685	$0.0678	July 6, 2005	June 30, 2005
Class ADV	$0.1601	$0.0685	$0.0678	July 6, 2005	June 30, 2005

Salomon Brothers Fundamental Value
Class I	$0.0240	$—	$—	July 6, 2005	June 30, 2005
Class S	$—	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.0040	$—	$—	July 6, 2005	June 30, 2005

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net Investment	Short-Term	Long-Term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date

Salomon Brothers Large Cap Growth
Class I	$—	$0.5772	$0.5751	July 6, 2005	June 30, 2005
Class S	$—	$0.5772	$0.5751	July 6, 2005	June 30, 2005
Class ADV	$—	$0.5772	$0.5751	July 6, 2005	June 30, 2005

T. Rowe Price Diversified Mid Cap Growth
Class I	$—	$0.0868	$0.0551	July 6, 2005	June 30, 2005
Class S	$—	$0.0868	$0.0551	July 6, 2005	June 30, 2005
Class ADV	$—	$0.0868	$0.0551	July 6, 2005	June 30, 2005

T. Rowe Price Growth Equity
Class I	$0.2475	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.2332	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.0492	$—	$—	July 6, 2005	June 30, 2005

UBS U.S. Large Cap Equity
Class I	$0.0787	$—	$—	July 6, 2005	June 30, 2005
Class S	$0.0707	$—	$—	July 6, 2005	June 30, 2005
Class ADV	$0.0639	$—	$—	July 6, 2005	June 30, 2005

Van Kampen Comstock
Class I	$0.0794	$0.1163	$0.3485	July 6, 2005	June 30, 2005
Class S	$0.0658	$0.1163	$0.3485	July 6, 2005	June 30, 2005
Class ADV	$0.0428	$0.1163	$0.3485	July 6, 2005	June 30, 2005

Van Kampen Equity and Income
Class I	$0.0304	$0.0205	$0.0100	July 6, 2005	June 30, 2005
Class S	$—	$0.0205	$0.0100	July 6, 2005	June 30, 2005
Class ADV	$0.0069	$0.0205	$0.0100	July 6, 2005	June 30, 2005

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

*	Excludes other assets and liabilities of (5.5)% of net assets and 11.1%
of net assets for short-term investments related to securities lending.
(1)	Includes four industries, which each represent 2 - 3% of net assets.
(2)	Includes twenty-one industries, which each represent less than 2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 94.4%
		Aerospace/Defense: 0.6%
8,100		Northrop Grumman Corp.	$447,525
			447,525
		Agriculture: 1.4%
15,800		Altria Group, Inc.	1,021,628
			1,021,628
		Apparel: 1.8%
10,600		Liz Claiborne, Inc.	421,456
8,900		Reebok Intl., Ltd.	372,287
8,300		VF Corp.	474,926
			1,268,669
		Auto Manufacturers: 1.3%
11,100	L	General Motors Corp.	377,400
7,800	@@	Toyota Motor Corp. ADR	557,622
			935,022
		Auto Parts and Equipment: 0.5%
9,500	L	Lear Corp.	345,610
			345,610
		Banks: 11.2%
58,700		Bank of America Corp.	2,677,307
11,000		National City Corp.	375,320
12,300	L	PNC Financial Services Group, Inc.	669,858
19,700		The Bank of New York Co., Inc.	566,966
32,800		U.S. Bancorp	957,760
21,300		Wachovia Corp.	$1,056,480
28,300		Wells Fargo & Co.	1,742,714
			8,046,405
		Beverages: 2.3%
15,300		Coca-Cola Co.	638,775
7,000	L	Molson Coors Brewing Co.	434,000
19,600		Pepsi Bottling Group, Inc.	560,756
			1,633,531
		Chemicals: 1.1%
12,400		PPG Industries, Inc.	778,224
			778,224
		Commercial Services: 0.7%
14,200		R.R. Donnelley & Sons Co.	490,042
			490,042
		Computers: 3.8%
12,700	@	Computer Sciences Corp.	554,990
53,400		Hewlett-Packard Co.	1,255,434
11,900		International Business Machines Corp.	882,980
			2,693,404
		Diversified Financial Services: 11.1%
69,800		Citigroup, Inc.	3,226,854
39,200		Freddie Mac	2,557,016
19,700		Merrill Lynch & Co., Inc.	1,083,697
20,300		Morgan Stanley	1,065,141
			7,932,708
		Electric: 3.5%
21,800		Exelon Corp.	1,118,994
20,600	L	NiSource, Inc.	509,438
14,900		PPL Corp.	884,762
			2,513,194
		Electronics: 0.7%
7,800		Parker Hannifin Corp.	483,678
			483,678
		Environmental Control: 0.6%
16,500		Waste Management, Inc.	467,610
			467,610
		Food: 3.2%
15,800		H.J. Heinz Co.	559,636
36,900	@,L	Kroger Co.	702,207
20,700		Sara Lee Corp.	410,067
10,000	@@	Unilever NV ADR	648,300
			2,320,210
		Forest Products and Paper: 1.3%
14,600		Weyerhaeuser Co.	929,290
			929,290
		Healthcare-Products: 1.8%
13,600		Baxter Intl., Inc.	504,560
12,600		Johnson & Johnson	819,000
			1,323,560
		Healthcare-Services: 0.4%
4,900		HCA, Inc.	277,683
			277,683

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Home Furnishings: 0.6%
6,400	L	Whirlpool Corp.		$448,704
				448,704
		Housewares: 0.7%
22,400	L	Newell Rubbermaid, Inc.		534,016
				534,016
		Insurance: 6.8%
18,500		Allstate Corp.		1,105,375
15,200		American Intl. Group, Inc.		883,120
12,000		Hartford Financial Services
		Group, Inc.		897,360
8,800		Loews Corp.		682,000
12,400		Marsh & McLennan Cos., Inc.		343,480
6,400		MGIC Investment Corp.		417,408
10,000		Torchmark Corp.		522,000
				4,850,743
		Investment Companies: 2.0%
11,800	L	SPDR Trust Series 1		1,406,324
				1,406,324
		Iron/Steel: 0.3%
4,400		Nucor Corp.		200,728
				200,728
		Machinery-Diversified: 0.7%
7,400		Deere & Co.		484,626
				484,626
		Media: 2.7%
10,900		Gannett Co., Inc.		775,317
67,400	@	Time Warner, Inc.		1,126,254
				1,901,571
		Mining: 0.8%
21,300		Alcoa, Inc.		556,569
				556,569
		Miscellaneous Manufacturing: 3.7%
13,100		Dover Corp.		476,578
24,000		General Electric Co.		831,600
7,800	@@	Ingersoll-Rand Co. Ltd.		556,530
25,900	@@,L	Tyco Intl. Ltd.		756,280
				2,620,988
		Office/Business Equipment: 0.7%
35,200	@,L	Xerox Corp.		485,408
				485,408
		Oil and Gas: 10.8%
24,100	L	ChevronTexaco Corp.		1,347,672
23,500		ConocoPhillips		1,351,015
52,500		Exxon Mobil Corp.		3,017,175
30,800	@@	Royal Dutch Petroleum Co. ADR		1,998,920
				7,714,782
		Pharmaceuticals: 3.1%
17,400		Abbott Laboratories		852,774
20,500		Bristol-Myers Squibb Co.		512,090
9,900		Merck & Co., Inc.		304,920
12,200		Wyeth		542,900
				2,212,684
		Retail: 4.1%
4,600	@,L	Advance Auto Parts, Inc.		$296,930
16,700		CVS Corp.		485,469
19,900		Dollar General Corp.		405,164
21,400		Gap, Inc.		422,650
33,000		McDonald’s Corp.		915,750
7,700		Wal-Mart Stores, Inc.		371,140
				2,897,103
		Savings and Loans: 1.3%
23,700		Washington Mutual, Inc.		964,353
				964,353
		Semiconductors: 0.8%
21,100		Intel Corp.		549,866
				549,866
		Software: 2.3%
11,500	@	Fiserv, Inc.		493,925
47,000		Microsoft Corp.		1,167,480
				1,661,405
		Telecommunications: 5.2%
8,100		Alltel Corp.		504,468
9,000		AT&T Corp.		171,360
21,400	@,L	Avaya, Inc.		178,048
28,700		BellSouth Corp.		762,559
38,400		SBC Communications, Inc.		912,000
25,300	L	Sprint Corp.		634,777
15,800		Verizon Communications, Inc.		545,890
				3,709,102
		Transportation: 0.5%
11,300		Norfolk Southern Corp.		349,848
				349,848
		Total Common Stock
		(Cost $63,592,511)		67,456,813

Principal Amount				Value

SHORT-TERM INVESTMENTS: 11.1%

		Securities Lending Collateralcc: 11.1%
$7,969,422		The Bank of New York Institutional Cash Reserves Fund		7,969,422
		Total Short-Term Investments (Cost $7,969,422)		7,969,422
		Total Investments In Securities (Cost $71,561,933)*	105.5%	$75,426,235
		Other Assets and Liabilities-Net	(5.5)	(3,939,134)
		Net Assets	100.0%	$71,487,101

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
LARGE COMPANY VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $71,716,931. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,670,966
Gross Unrealized Depreciation	(961,662)
Net Unrealized Appreciation	$3,709,304

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SELECT PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

*	Excludes other assets and liabilities of (11.1)% of net assets and 11.9% of net assets for short-term investments related to securities lending.
(1)	Includes three industries, which each represent 2 - 3% of net assets.
(2)	Includes six industries, which each represent 1 - 2% of net assets.
(3)	Includes eight industries, which each represent less than 1% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.2%
		Auto Parts and Equipment: 0.6%
65,016	@@	Autoliv, Inc.	$2,847,701
			2,847,701
		Banks: 0.7%
116,640		The Bank of New York Co., Inc.	3,356,899
			3,356,899
		Beverages: 4.1%
104,070		Anheuser-Busch Cos., Inc.	4,761,203
130,020		Coca-Cola Co.	5,428,335
107,731	@@	Diageo PLC	1,585,493
144,430		PepsiCo, Inc.	7,789,110
			19,564,141
		Biotechnology: 2.5%
201,350	@	Amgen, Inc.	12,173,621
			12,173,621
		Commercial Services: 11.7%
121,210	@,L	Apollo Group, Inc.	9,481,046
479,349		Aramark Corp.	12,654,814
4,318,000	@@	Hopewell Highway
		Infrastructure Ltd.	3,110,751
82,400	@,L	Iron Mountain, Inc.	2,556,048
218,660		Paychex, Inc.	7,115,196
368,840	@,L	Weight Watchers Intl., Inc.	19,035,831
3,618,000	@@	Zhejiang Expressway Co. Ltd.	2,456,812
			56,410,498
		Computers: 1.8%
216,008	@	Dell, Inc.	$8,534,476
			8,534,476
		Cosmetics/Personal Care: 6.3%
270,992		Avon Products, Inc.	10,257,047
23,730		Colgate-Palmolive Co.	1,184,364
187,800		Estee Lauder Cos., Inc.	7,348,614
68,620		Gillette Co.	3,474,231
149,760	L	Procter & Gamble Co.	7,899,840
			30,164,096
		Diversified Financial Services: 4.4%
208,170		Citigroup, Inc.	9,623,699
227,060	L	SLM Corp.	11,534,648
			21,158,347
		Electronics: 1.3%
194,766	@@	Koninklijke Philips
		Electronics NV	4,907,826
61,380	@@	Koninklijke Philips
		Electronics NV ADR	1,546,162
			6,453,988
		Entertainment: 0.8%
132,760	L	International Game Technology	3,737,194
			3,737,194
		Environmental Control: 0.5%
82,070		Waste Management, Inc.	2,325,864
			2,325,864
		Food: 1.5%
29,118	@@	Nestle SA	7,440,888
			7,440,888
		Healthcare-Products: 6.6%
62,690	@	Boston Scientific Corp.	1,692,630
211,200	L	Johnson & Johnson	13,728,000
188,260		Medtronic, Inc.	9,749,985
31,050	L	Stryker Corp.	1,476,738
58,000	@,L	Varian Medical Systems, Inc.	2,165,140
36,840	@,L	Zimmer Holdings, Inc.	2,806,103
			31,618,596
		Healthcare-Services: 3.8%
351,920		UnitedHealth Group, Inc.	18,349,109
			18,349,109
		Household Products/Wares: 2.0%
306,858	L	Yankee Candle Co., Inc.	9,850,142
			9,850,142
		Insurance: 7.8%
304,500		American Intl. Group, Inc.	17,691,450
146,150	@@	Axis Capital Holdings Ltd.	4,136,045
92	@	Berkshire Hathaway,
		Inc.-Class A	7,682,000
2,708	@,L	Berkshire Hathaway,
		Inc.-Class B	7,537,718
23,720		Marsh & McLennan Cos., Inc.	657,044
			37,704,257

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SELECT PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Internet: 5.0%
34,750	@,L	Amazon.com, Inc.		$1,149,530
258,760	@,L	eBay, Inc.		8,541,668
3,880	@,L	Google, Inc.		1,141,302
421,510	@,L	IAC/InterActiveCorp.		10,137,315
74,480	@,L	Symantec Corp.		1,619,195
39,170	@	Yahoo!, Inc.		1,357,241
				23,946,251
		Leisure Time: 3.0%
134,040	L	Carnival Corp.		7,311,882
146,660	L	Harley-Davidson, Inc.		7,274,336
				14,586,218
		Lodging: 1.7%
123,636	@@	Four Seasons Hotels, Inc.		8,172,340
				8,172,340
		Media: 0.8%
43,430	@,L	Univision Communications, Inc.		1,196,497
78,240		Viacom, Inc.		2,505,244
				3,701,741
		Miscellaneous Manufacturing: 1.1%
41,130		3M Co.		2,973,699
62,410		General Electric Co.		2,162,507
				5,136,206
		Oil and Gas: 0.5%
11,740		Apache Corp.		758,404
25,110		Exxon Mobil Corp.		1,443,072
				2,201,476
		Packaging and Containers: 0.2%
421,279	@@	China Merchants Holdings
		Intl. Co. Ltd.		815,297
				815,297
		Pharmaceuticals: 8.6%
83,522	@@	Altana AG		4,770,748
109,110		Eli Lilly & Co.		6,078,518
129,300	@,L	Forest Laboratories, Inc.		5,023,305
23,000	@,L	Neurocrine Biosciences, Inc.		967,380
90,222	@@	Novartis AG		4,284,776
295,330		Pfizer, Inc.		8,145,201
396,550	@@,L	Teva Pharmaceutical
		Industries Ltd. ADR		12,348,567
				41,618,495
		Retail: 6.0%
172,520	@,L	Cabela’s, Inc.		3,685,027
131,330		Home Depot, Inc.		5,108,737
61,660		Lowe’s Cos., Inc.		3,589,845
342,860		Wal-Mart Stores, Inc.		16,525,852
				28,909,461
		Semiconductors: 2.5%
60,570		Analog Devices, Inc.		2,259,867
350,180	L	Applied Materials, Inc.		5,665,912
99,780	L	Intel Corp.		2,600,267
47,460		Linear Technology Corp.		1,741,307
				12,267,353
		Software: 7.7%
42,510	@	Electronic Arts, Inc.		$2,406,491
229,450		First Data Corp.		9,210,123
111,810	@,L	Intuit, Inc.		5,043,749
733,710		Microsoft Corp.		18,225,357
166,200	@	Oracle Corp.		2,193,840
				37,079,560
		Telecommunications: 4.1%
575,100	@	Cisco Systems, Inc.		10,990,161
5,000	@	NeuStar, Inc.		128,000
146,870	@	Nextel Communications, Inc.		4,745,370
121,210		QUALCOMM, Inc.		4,001,142
				19,864,673
		Textiles: 1.3%
157,460	L	Cintas Corp.		6,077,956
				6,077,956
		Transportation: 0.3%
24,710		United Parcel Service, Inc.		1,708,944
				1,708,944
		Total Common Stock
		(Cost $471,823,560)		477,775,788

Principal Amount				Value
SHORT-TERM INVESTMENTS: 11.9%
		Securities Lending Collateralcc: 11.9%
$57,073,182		The Bank of New York Institutional Cash Reserves Fund		57,073,182
		Total Short-Term Investments (Cost $57,073,182)		57,073,182
		Total Investments In Securities (Cost $529,896,742)*	111.1%	$534,848,970
		Other Assets and Liabilities-Net	(11.1)	(53,318,815)
		Net Assets	100.0%	$481,530,155

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $532,197,723. Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$11,705,915
	Gross Unrealized Depreciation	(9,054,668)
	Net Unrealized Appreciation	$2,651,247

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SELECT PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

At June 30, 2005, the following forward currency exchange contracts were outstanding for the ING American Century Select Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
			USD
EUR
Euro
371,865	Buy	07/29/05	449,373	450,647	1,274
CHF
Swiss Franc
15,028,205	Sell	07/29/05	11,779,806	11,756,165	23,641
EUR
Euro
8,443,423	Sell	07/29/05	10,210,266	10,232,240	(21,973)
GBP
British Pound
867,234	Sell	07/29/05	1,574,126	1,552,713	21,413

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

*	Excludes other assets and liabilities of (19.2)% of net assets and 23.5% of net assets for short-term investments related to securities lending.
(1)	Includes seven industries, which each represent 2 - 3% of net assets.
(2)	Includes eight industries, which each represent 1 - 2% of net assets.
(3)	Includes twenty-two industries, which each represent less than 1.5% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 95.4%
		Advertising: 0.2%
5,200		ADVO, Inc.	$165,620
			165,620
		Aerospace/Defense: 1.0%
6,000	@,L	Alliant Techsystems, Inc.	423,600
7,900		Curtiss-Wright Corp.	426,205
			849,805
		Airlines: 0.5%
23,700		Skywest, Inc.	430,866
			430,866
		Apparel: 1.2%
5,500	@,L	Columbia Sportswear Co.	271,645
8,900	L	Kellwood Co.	239,410
12,300	L	Reebok Intl., Ltd.	514,509
			1,025,564
		Auto Parts and Equipment: 1.3%
12,300	L	ArvinMeritor, Inc.	218,817
27,200		Cooper Tire & Rubber Co.	505,104
4,100	L	Lear Corp.	149,158
8,200		Superior Industries Intl., Inc.	194,340
			1,067,419
		Banks: 5.6%
12,200	L	Associated Banc-Corp.	410,652
15,000	L	Bancorpsouth, Inc.	354,000
10,300	L	Chemical Financial Corp.	341,033
14,900		Chittenden Corp.	$405,280
6,800		Cullen/Frost Bankers, Inc.	324,020
8,200	L	First Financial Bancorp	154,980
10,100	L	Fulton Financial Corp.	181,800
14,900		Sky Financial Group, Inc.	419,882
15,600		South Financial Group, Inc.	443,352
15,900		Sterling Bancshares, Inc.	247,404
20,300	L	Susquehanna Bancshares, Inc.	499,177
13,000	L	TCF Financial Corp.	336,440
13,800		Wilmington Trust Corp.	496,938
			4,614,958
		Chemicals: 4.1%
11,700		Engelhard Corp.	334,035
28,600		Ferro Corp.	567,996
4,400	@	FMC Corp.	247,016
4,700		HB Fuller Co.	160,082
5,500		Minerals Technologies, Inc.	338,800
18,100	L	Olin Corp.	330,144
44,800		Sensient Technologies Corp.	923,328
29,100		UAP Holding Corp.	483,060
			3,384,461
		Coal: 0.5%
10,600	@	Alpha Natural Resources, Inc.	253,128
3,000	L	Arch Coal, Inc.	163,410
			416,538
		Commercial Services: 3.9%
21,500		ABM Industries, Inc.	419,250
7,100		Banta Corp.	322,056
14,800	L	Kelly Services, Inc.	423,872
12,000		Maximus, Inc.	423,480
6,100	@,I	MedQuist, Inc.	80,368
30,400		MoneyGram Intl., Inc.	581,248
30,100	@	Parexel Intl. Corp.	597,485
9,100	@,L	Valassis Communications, Inc.	337,155
			3,184,914
		Computers: 2.6%
28,400	@,L	Electronics for Imaging	597,536
10,200		Imation Corp.	395,658
46,100	@,L	Perot Systems Corp.	655,542
5,500		Reynolds & Reynolds Co.	148,665
19,300	@	Synopsys, Inc.	321,731
			2,119,132
		Distribution/Wholesale: 1.3%
14,500		Hughes Supply, Inc.	407,450
12,100	L	Owens & Minor, Inc.	391,435
5,100	@	United Stationers, Inc.	250,410
			1,049,295
		Diversified Financial Services: 1.8%
6,100	@,L	Asset Acceptance Capital Corp.	158,051
20,800	@,@@,L	Lazard Ltd.	483,600
11,700		Medallion Financial Corp.	110,565
14,500	@,L	Piper Jaffray Cos.	441,235
18,100		Waddell & Reed Financial, Inc.	334,850
			1,528,301

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Electric: 2.2%
17,400	L	Empire District Electric Co.	$416,904
26,800		Idacorp, Inc.	820,884
22,500		Westar Energy, Inc.	540,675
			1,778,463
		Electrical Components and
		Equipment: 0.4%
11,800	@	Littelfuse, Inc.	328,630
			328,630
		Electronics: 2.3%
3,700	L	Analogic Corp.	186,184
7,300	@	Avnet, Inc.	164,469
14,100	@,L	Benchmark Electronics, Inc.	428,922
3,700	@	Coherent, Inc.	133,237
16,400		Methode Electronics, Inc.	194,668
23,900	@	Paxar Corp.	424,225
31,600	@,L	Vishay Intertechnology, Inc.	375,092
			1,906,797
		Engineering and Construction: 0.9%
20,700		Granite Construction, Inc.	581,670
2,200	@,L	Jacobs Engineering Group, Inc.	123,772
			705,442
		Environmental Control: 0.4%
26,100	@,L	Tetra Tech, Inc.	353,133
			353,133
		Food: 1.3%
11,800	L	American Italian Pasta Co.	248,036
13,700		Corn Products Intl., Inc.	325,512
10,300	@,L	Performance Food Group Co.	311,163
4,200	@,L	Ralcorp Holdings, Inc.	172,830
			1,057,541
		Gas: 2.0%
8,600	L	AGL Resources, Inc.	332,390
6,500	L	Northwest Natural Gas Co.	248,560
13,300	L	Southwest Gas Corp.	339,283
22,200	L	WGL Holdings, Inc.	746,808
			1,667,041
		Hand/Machine Tools: 1.5%
10,900	L	Kennametal, Inc.	499,765
5,500		Regal-Beloit Corp.	160,380
16,400		Snap-On, Inc.	562,520
			1,222,665
		Healthcare-Products: 1.5%
5,900	L	Arrow International, Inc.	188,210
6,700		Dade Behring Holdings, Inc.	435,567
6,000	@,@@	Orthofix Intl. NV	258,240
16,100	@	Osteotech, Inc.	59,248
11,400		Steris Corp.	293,778
			1,235,043
		Healthcare-Services: 1.2%
15,400	@,L	Alliance Imaging, Inc.	161,084
6,300	@	Molina Healthcare, Inc.	278,838
2,400	@	Pediatrix Medical Group, Inc.	176,496
6,400	L	Universal Health Services, Inc.	397,952
			1,014,370
		Home Builders: 0.9%
4,000	L	Beazer Homes USA, Inc.	$228,600
1,900	L	Standard Pacific Corp.	167,105
10,300	@,L	WCI Communities, Inc.	329,909
			725,614
		Home Furnishings: 0.8%
19,400		Ethan Allen Interiors, Inc.	650,094
			650,094
		Household Products/Wares: 0.7%
6,800	@	Central Garden & Pet Co.	334,016
8,400	L	WD-40 Co.	234,612
			568,628
		Housewares: 0.2%
11,600		Libbey, Inc.	183,396
			183,396
		Insurance: 5.7%
3,700	L	AmerUs Group Co.	177,785
12,900	@@	Aspen Insurance Holdings Ltd.	355,524
7,400		Delphi Financial Group, Inc.	326,710
21,700		HCC Insurance Holdings, Inc.	821,779
8,600		Horace Mann Educators Corp.	161,852
22,900	@	National Atlantic Holdings Corp.	264,953
28,200	@@,L	Platinum Underwriters
		Holdings Ltd.	897,324
7,900		PMI Group, Inc.	307,942
5,600	@,L	Proassurance Corp.	233,856
4,100		Protective Life Corp.	173,102
11,100	@@,L	Scottish Re Group Ltd.	269,064
16,000		United Fire & Casualty Co.	710,720
			4,700,611
		Internet: 1.5%
6,500	@	Avocent Corp.	169,910
10,400	@,L	Internet Security Systems, Inc.	211,016
4,100	@,L	Proquest Co.	134,439
52,500	@,L	TIBCO Software, Inc.	343,350
45,000	@	Verity, Inc.	394,650
			1,253,365
		Investment Companies: 5.4%
15,200	L	Ishares Russell 2000 Index Fund	968,240
23,100	L	Ishares Russell 2000 Value Index
		Fund	1,485,330
17,200	L	Ishares S&P SmallCap 600 Index
		Fund	946,344
17,700		Ishares S&P SmallCap 600/BARRA
		Value Index Fund	1,090,851
			4,490,765
		Iron/Steel: 0.5%
10,300		Reliance Steel & Aluminum Co.	381,821
			381,821
		Machinery-Diversified: 1.9%
10,300		Albany Intl. Corp.	330,733
22,100	L	Briggs & Stratton Corp.	765,102
7,700	@	Kadant, Inc.	168,861
5,400		Nordson, Corp.	185,112
3,700	L	Tecumseh Products Co.	101,528
			1,551,336

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Media: 1.8%
19,700		Hearst-Argyle Television, Inc.	$482,650
28,800		Journal Communications, Inc.	483,840
15,100		Liberty Corp.	555,831
			1,522,321
		Metal Fabricate/Hardware: 1.9%
26,100	L	Kaydon Corp.	726,885
3,200		Quanex Corp.	169,632
11,100		Timken Co.	256,410
24,400	L	Worthington Industries, Inc.	385,520
			1,538,447
		Miscellaneous Manufacturing: 3.7%
20,000	L	A.O. Smith Corp.	534,200
8,400	@	Applied Films Corp.	215,040
12,000	L	AptarGroup, Inc.	609,600
4,500		Brink’s Co.	162,000
17,300		Crane Co.	454,990
27,700	@,L	Griffon Corp.	614,940
11,200		Lancaster Colony Corp.	480,704
			3,071,474
		Oil and Gas: 3.0%
6,300	@,L	Cimarex Energy Co.	245,133
4,300	@,L	Encore Acquisition Co.	176,300
15,700		Helmerich & Payne, Inc.	736,644
10,200	@,L	Spinnaker Exploration Co.	361,998
12,600	@	Unit Corp.	554,526
17,400		W&T Offshore, Inc.	418,818
			2,493,419
		Oil and Gas Services: 2.7%
6,200	@,L	Cal Dive Intl., Inc.	324,694
12,000	@	Cooper Cameron Corp.	744,600
59,800	@	Key Energy Services, Inc.	721,786
6,500	L	Tidewater, Inc.	247,780
6,700	@,L	W-H Energy Services, Inc.	167,031
			2,205,891
		Packaging and Containers: 1.7%
34,300		Bemis Co.	910,322
18,600		Sonoco Products Co.	492,900
			1,403,222
		Pharmaceuticals: 0.8%
11,000	L	Alpharma, Inc.	159,170
19,700	@,L	Priority Healthcare Corp.	499,592
			658,762
		Pipelines: 0.5%
11,600		Western Gas Resources, Inc.	404,840
			404,840
		Real Estate Investment Trusts: 3.9%
6,300		BRE Properties	263,655
21,400	L	Commercial Net Lease Realty	438,058
20,800		Getty Realty Corp.	576,160
11,100	L	Healthcare Realty Trust, Inc.	428,571
9,400		Liberty Property Trust	416,514
5,700		Mack-Cali Realty Corp.	258,210
22,900		Maguire Properties, Inc.	648,986
7,600		Realty Income Corp.	190,304
			3,220,458
		Retail: 8.8%
18,500	L	Bob Evans Farms, Inc.	$431,420
16,600		Borders Group, Inc.	420,146
5,400	@	Brinker Intl., Inc.	216,270
21,000	L	Casey’s General Stores, Inc.	416,220
7,950		Cato Corp.	164,168
6,600		CBRL Group, Inc.	256,476
7,864	@	CEC Entertainment, Inc.	330,996
18,100	L	Christopher & Banks Corp.	330,506
21,400	L	Fred’s, Inc.	354,812
13,100	@,L	HOT Topic, Inc.	250,472
3,700	@	Jack in The Box, Inc.	140,304
19,200	L	Kenneth Cole Productions, Inc.	597,504
33,300	@	Linens ‘N Things, Inc.	787,877
13,000		Outback Steakhouse, Inc.	588,120
40,200	L	Pier One Imports, Inc.	570,438
9,600	L	Ruby Tuesday, Inc.	248,640
18,000	L	Talbots, Inc.	584,460
18,000	@,L	Zale Corp.	570,420
			7,259,249
		Savings and Loans: 2.1%
7,000		Commercial Federal Corp.	235,760
21,100		Flagstar Bancorp, Inc.	399,423
5,700		MAF Bancorp, Inc.	242,991
35,200		Washington Federal, Inc.	827,904
			1,706,078
		Semiconductors: 1.1%
10,000	@	MEMC Electronic Materials, Inc.	157,700
8,400	@,L	Omnivision Technologies, Inc.	114,156
9,600	@,L	Rudolph Technologies, Inc.	137,568
17,000	@,L	Skyworks Solutions, Inc.	125,290
10,700	@,L	Varian Semiconductor
		Equipment Associates, Inc.	395,900
			930,614
		Software: 3.5%
24,400	@	Compuware Corp.	175,436
12,900	@,L	Dendrite Intl., Inc.	178,020
8,400	@	MRO Software, Inc.	122,724
78,900	@	Parametric Technology Corp.	503,382
85,900	@	Sybase, Inc.	1,576,265
5,800	@,L	THQ, Inc.	169,766
16,800	@	Ulticom, Inc.	178,248
			2,903,841
		Telecommunications: 1.2%
32,400	@	Adaptec, Inc.	125,712
62,000	@,L	Aeroflex, Inc.	520,800
11,100	@,L	Andrew Corp.	141,636
5,800	L	Commonwealth Telephone
		Enterprises, Inc.	243,078
			1,031,226
		Textiles: 0.8%
17,100		G&K Services, Inc.	645,183
			645,183
		Transportation: 2.6%
6,900		Alexander & Baldwin, Inc.	319,815
7,900	L	Arkansas Best Corp.	251,299
29,300	@@	Arlington Tankers Ltd.	638,447
21,600		Heartland Express, Inc.	419,688

See Accompanying Notes to Financial Statements

ING AMERICAN CENTURY	PORTFOLIO OF INVESTMENTS
SMALL CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
	Transportation (continued)
26,600	Werner Enterprises, Inc.		$522,424
			2,151,673
	Total Common Stock
	(Cost $74,497,685)		78,758,326
PREFERRED STOCK: 0.3%
	Banks: 0.0%
1,300	MB Financial Capital Trust I		34,710
			34,710
	Insurance: 0.2%
5,700	Phoenix Cos., Inc.		199,756
			199,756
	Real Estate Investment Trusts: 0.1%
1,500	Mills Corp.		40,403
			40,403
	Total Preferred Stock (Cost
	$267,271)		274,869
	Total Long-Term Investments
	(Cost $74,764,956)		79,033,195

Principal Amount			Value
SHORT-TERM INVESTMENTS: 23.5%
	Securities Lending Collateralcc: 23.5%
$19,418,464	The Bank of New York Institutional Cash Reserves Fund		19,418,464
	Total Short-Term Investments (Cost $19,418,464)		19,418,464
	Total Investments In Securities (Cost $94,183,420)*	119.2%	$98,451,659
	Other Assets and Liabilities-Net	(19.2)	(15,853,896)
	Net Assets	100.0%	$82,597,763

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $94,823,070. Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$5,373,225
	Gross Unrealized Depreciation	(1,744,636)
	Net Unrealized Appreciation	$3,628,589

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

*	Excludes other assets and liabilities of (22.5)% of net assets and 21.7% of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 93.7%
		Advertising: 0.8%
15,000	@,L	Getty Images, Inc.	$1,113,900
10,000	@	R.H. Donnelley Corp.	619,800
			1,733,700
		Airlines: 0.8%
90,000	@,L	JetBlue Airways Corp.	1,839,600
			1,839,600
		Apparel: 2.8%
100,000	@,L	Carter’s, Inc.	5,838,000
10,000		Polo Ralph Lauren Corp.	431,100
			6,269,100
		Banks: 5.0%
80,000	L	Amegy Bancorp, Inc.	1,790,400
35,000	L	Cathay General Bancorp	1,179,850
60,000		Center Financial Corp.	1,489,800
50,000		Central Pacific Financial Corp.	1,780,000
15,000		East-West Bancorp, Inc.	503,850
75,000	L	First Republic Bank	2,649,750
125,000		UCBH Holdings, Inc.	2,030,000
			11,423,650
		Beverages: 0.4%
25,000	@	Peet’s Coffee & Tea, Inc.	826,000
			826,000
		Biotechnology: 0.7%
32,000	@	Charles River
		Laboratories Intl., Inc.	1,544,000
			1,544,000
		Building Materials: 1.6%
15,000		Eagle Materials, Inc.	$1,388,850
25,000		Eagle Materials, Inc.-Class B	2,262,250
			3,651,100
		Chemicals: 1.0%
80,000	@	Symyx Technologies	2,238,400
			2,238,400
		Commercial Services: 15.3%
60,000		Chemed Corp.	2,452,800
50,500	@	ChoicePoint, Inc.	2,022,525
100,000	@,L	CoStar Group, Inc.	4,360,000
250,000	@,L	DeVry, Inc.	4,975,000
150,000	@	Education Management Corp.	5,059,499
120,000		Gevity HR, Inc.	2,403,600
50,000	@,L	Hewitt Associates, Inc.	1,325,500
40,000	@	LECG Corp.	850,400
80,000	@,L	Morningstar, Inc.	2,252,000
80,000	@	PRA International	2,142,400
150,000	@	Senomyx, Inc.	2,476,500
25,000	L	Strayer Education, Inc.	2,156,500
64,000	@,L	Universal Technical Institute,
		Inc.	2,124,800
			34,601,524
		Computers: 2.3%
60,000	@	Anteon Intl. Corp.	2,737,200
60,000	@,L	Kronos, Inc.	2,423,400
			5,160,600
		Diversified Financial Services: 5.4%
110,000		Cohen & Steers, Inc.	2,267,100
125,000	@,L	First Marblehead Corp.	4,382,500
16,000		Gabelli Asset Management, Inc.	707,040
40,000	@,L	International Securities
		Exchange, Inc.	1,004,400
100,000	L	Jefferies Group, Inc.	3,789,000
			12,150,040
		Entertainment: 4.5%
117,700	@,L	Great Wolf Resorts, Inc.	2,405,788
100,000	@,L	Isle of Capri Casinos, Inc.	2,620,000
200	@	Penn National Gaming, Inc.	7,300
50,000	@	Scientific Games Corp.	1,346,500
90,000	@,L	Shuffle Master, Inc.	2,522,700
45,000	@	Vail Resorts, Inc.	1,264,500
			10,166,788
		Food: 1.1%
60,000	@,L	Ralcorp Holdings, Inc.	2,469,000
			2,469,000
		Gas: 0.9%
84,000	@,L	Southern Union Co.	2,062,200
			2,062,200
		Healthcare-Products: 4.6%
80,000	@,L	Edwards Lifesciences Corp.	3,441,600
60,000	@	Gen-Probe, Inc.	2,173,800
14,000	@	Inamed Corp.	937,580
40,000	@,L	Intuitive Surgical, Inc.	1,865,600
70,000	@,L	Kensey Nash Corp.	2,116,800
			10,535,380

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 7.2%
120,000	@	Amerigroup Corp.	$4,824,000
99,998	@,L	Centene Corp.	3,357,934
100,000	@	Community Health
		Systems, Inc.	3,779,000
35,000	L	Manor Care, Inc.	1,390,550
95,000	@,L	Odyssey Healthcare, Inc.	1,369,900
30,000	@,L	United Surgical
		Partners Intl., Inc.	1,562,400
			16,283,784
		Home Builders: 1.8%
27,000	L	Beazer Homes USA, Inc.	1,543,050
5,000		Brookfield Homes Corp.	228,000
35,000	@,L	Hovnanian Enterprises, Inc.	2,282,000
			4,053,050
		Home Furnishings: 0.1%
10,000		Ethan Allen Interiors, Inc.	335,100
			335,100
		Insurance: 2.0%
65,000	@,@@,L	Arch Capital Group Ltd.	2,928,250
5,000	L	Brown & Brown, Inc.	224,700
60,000	@	Universal American
		Financial Corp.	1,357,200
			4,510,150
		Internet: 3.8%
80,000	@,L	Blue Nile, Inc.	2,615,200
50,000	@,L	Checkfree Corp.	1,703,000
40,000	@,L	Equinix, Inc.	1,733,600
77,800	@,L	Proquest Co.	2,551,062
			8,602,862
		Lodging: 7.4%
100,000	L	Ameristar Casinos, Inc.	2,609,000
40,000		Choice Hotels International, Inc.	2,628,000
14,000	@@	Four Seasons Hotels, Inc.	925,400
40,000	@	Gaylord Entertainment Co.	1,859,600
61,000	@,@@,L	Kerzner Intl. Ltd.	3,473,950
45,000		Station Casinos, Inc.	2,988,000
50,000	@,L	Wynn Resorts Ltd.	2,363,500
			16,847,450
		Media: 1.1%
17,700	@,L	Citadel Broadcasting Corp.	202,665
40,000	@,L	Cumulus Media, Inc.	471,200
30,000		Gray Television, Inc.	361,800
50,000	@,L	Lin TV Corp.	694,500
27,500	@,L	Radio One, Inc.	351,175
30,000	@	Saga Communications, Inc.	420,000
			2,501,340
		Oil and Gas: 3.9%
95,000	@,L	Encore Acquisition Co.	3,895,000
35,000		Premcor, Inc.	2,596,300
30,000		Range Resources Corp.	807,000
45,000	@,L	Whiting Petroleum Corp.	1,633,950
			8,932,250
		Oil and Gas Services: 1.5%
80,000	@,L	FMC Technologies, Inc.	$2,557,600
15,000	@,L	SEACOR Holdings, Inc.	964,500
			3,522,100
		Pharmaceuticals: 0.2%
100,000	@,L	Depomed, Inc.	437,000
			437,000
		Real Estate: 1.5%
80,000	@	CB Richard Ellis Group, Inc.	3,508,800
			3,508,800
		Real Estate Investment Trusts: 1.6%
7,500	@	Alexander’s, Inc.	1,865,625
160,000		Spirit Finance Corp.	1,880,000
			3,745,625
		Retail: 11.7%
120,000	@,L	Cabela’s, Inc.	2,563,200
125,000	@,L	California Pizza Kitchen, Inc.	3,408,750
100,000	@,L	Carmax, Inc.	2,665,000
37,500	@,L	Cheesecake Factory, Inc.	1,302,375
100,000	@,L	Dick’s Sporting Goods, Inc.	3,859,000
50,000	@,L	P.F. Chang’s China Bistro, Inc.	2,949,000
20,000	@,L	Panera Bread Co.	1,241,700
20,000	@	Petco Animal Supplies, Inc.	586,400
40,000	@,L	Red Robin Gourmet Burgers, Inc.	2,479,200
80,000	@,L	Select Comfort Corp.	1,714,400
50,000	@	Texas Roadhouse, Inc.	1,737,500
40,000	@	Tractor Supply Co.	1,964,000
			26,470,525
		Telecommunications: 1.1%
50,000	@,L	American Tower Corp.	1,051,000
10,000	@,L	Crown Castle Intl. Corp.	203,200
90,000	@	SBA Communications Corp.	1,215,000
			2,469,200
		Transportation: 1.6%
80,000	@,L	Genesee & Wyoming, Inc.	2,176,800
50,000	@,L	Landstar System, Inc.	1,506,000
			3,682,800
		Total Common Stock
		(Cost $166,670,012)	212,573,118

Principal Amount			Value
CONVERTIBLE BONDS: 0.9%
		Lodging: 0.9%
$1,000,000	#,C	Wynn Resorts Ltd., 6.000%, due 07/15/15	2,177,500
		Total Convertible Bonds (Cost $981,874)	2,177,500
		Total Long-Term Investments (Cost $167,651,886)	214,750,618

See Accompanying Notes to Financial Statements

ING BARON SMALL CAP	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 27.9%
	Federal Home Loan Bank: 6.2%
$14,000,000	Federal Home Loan
	Bank Discount Notes,
	2.300%, due 07/01/05		$13,999,106
	Total Federal Home
	Loan Bank
	(Cost $14,000,000)		13,999,106
	Securities Lending Collateralcc: 21.7%
49,141,767	The Bank of New York
	Institutional Cash
	Reserves Fund		49,141,767
	Total Securities
	Lending Collateral
	(Cost $49,141,767)		49,141,767
	Total Short-Term Investments
	(Cost $63,141,767)		63,140,873
	Total Investments In Securities (Cost $230,793,653)*	122.5%	$277,891,491
	Other Assets and Liabilities-Net	(22.5)	(51,070,746)
	Net Assets	100.0%	$226,820,745

@	Non-income producing security
@@	Foreign issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $231,072,673. Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$50,124,265
	Gross Unrealized Depreciation	(3,305,447)
	Net Unrealized Appreciation	$46,818,818

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of (1.3)% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 96.0%
		Aerospace/Defense: 2.0%
15,437		United Technologies Corp.	$792,690
			792,690
		Agriculture: 3.6%
21,900		Altria Group, Inc.	1,416,054
			1,416,054
		Banks: 4.2%
5,800		City National Corp.	415,918
14,700		U.S. Bancorp	429,240
13,266		Wells Fargo & Co.	816,920
			1,662,078
		Beverages: 0.9%
6,783		PepsiCo, Inc.	365,807
			365,807
		Biotechnology: 1.0%
6,423	@	Amgen, Inc.	388,335
			388,335
		Building Materials: 1.0%
9,568		American Standard Cos., Inc.	401,091
			401,091
		Chemicals: 0.9%
8,330		Dow Chemical Co.	370,935
			370,935
		Cosmetics/Personal Care: 1.4%
10,402		Procter & Gamble Co.	$548,706
			548,706
		Diversified Financial Services: 11.1%
4,031		Bear Stearns Cos., Inc.	418,982
8,099		Capital One Financial Corp.	648,001
31,064		Citigroup, Inc.	1,436,088
17,000		Countrywide Financial Corp.	656,370
5,754		Goldman Sachs Group, Inc.	587,023
6,564		Lehman Brothers Holdings, Inc.	651,674
			4,398,138
		Electric: 2.1%
11,200		Entergy Corp.	846,160
			846,160
		Electronics: 1.8%
22,700	@	Jabil Circuit, Inc.	697,571
			697,571
		Engineering and Construction: 0.8%
5,329	@	Jacobs Engineering Group, Inc.	299,810
			299,810
		Food: 1.0%
11,911		McCormick & Co., Inc.	389,251
			389,251
		Hand/Machine Tools: 1.1%
9,151		Stanley Works	416,737
			416,737
		Healthcare-Products: 4.5%
16,600		Baxter Intl., Inc.	615,860
11,689		Johnson & Johnson	759,785
7,505		Medtronic, Inc.	388,684
			1,764,329
		Healthcare-Services: 1.8%
18,200	@	HealthNet, Inc.	694,512
			694,512
		Insurance: 0.8%
5,405		American Intl. Group, Inc.	314,031
			314,031
		Internet: 1.5%
17,028	@	Yahoo!, Inc.	590,020
			590,020
		Leisure Time: 1.8%
14,700		Royal Caribbean Cruises Ltd.	710,892
			710,892
		Lodging: 1.0%
15,859		Hilton Hotels Corp.	378,237
			378,237
		Media: 4.2%
28,713	@	Time Warner, Inc.	479,794
18,222		Viacom, Inc.	583,468
23,400		Walt Disney Co.	589,213
			1,652,475

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING FUNDAMENTAL RESEARCH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Mining: 0.9%
14,100		Alcoa, Inc.		$368,433
				368,433
		Miscellaneous Manufacturing: 7.3%
8,100		Danaher Corp.		423,954
48,412		General Electric Co.		1,677,476
26,976	@@	Tyco Intl., Ltd.		787,699
				2,889,129
		Oil and Gas: 7.8%
11,557		ENSCO Intl., Inc.		413,163
7,956		EOG Resources, Inc.		451,901
22,280		Exxon Mobil Corp.		1,280,431
8,980	@	Plains Exploration &
		Production Co.		319,059
17,557		XTO Energy, Inc.		596,762
				3,061,316
		Oil and Gas Services: 1.9%
4,569		Halliburton Co.		218,490
7,064		Schlumberger Ltd.		536,440
				754,930
		Pharmaceuticals: 5.9%
42,243		Pfizer, Inc.		1,165,061
19,600	@@	Teva Pharmaceutical
		Industries Ltd. ADR		610,344
12,869		Wyeth		572,671
				2,348,076
		Retail: 2.6%
7,892		Home Depot, Inc.		306,999
13,200		Tiffany & Co.		432,432
6,205		Wal-Mart Stores, Inc.		299,081
				1,038,512
		Semiconductors: 4.7%
21,690		Intel Corp.		565,241
10,243	@,@@	Marvell Technology Group Ltd.		389,644
15,363		Maxim Integrated Products, Inc.		587,021
35,041	@@	Taiwan Semiconductor
		Manufacturing Co. Ltd. ADR		319,569
				1,861,475
		Software: 9.1%
27,800	@	Activision, Inc.		459,256
23,200	@,@@	Business Objects SA ADR		610,160
10,336		First Data Corp.		414,887
57,700		Microsoft Corp.		1,433,267
49,964	@	Oracle Corp.		659,525
				3,577,095
		Telecommunications: 7.3%
44,674	@	Cisco Systems, Inc.		853,720
26,200		Motorola, Inc.		478,412
17,400		QUALCOMM, Inc.		574,374
12,710		SBC Communications, Inc.		301,863
26,700		Sprint Corp.		669,903
				2,878,272
		Total Common Stock
		(Cost $36,859,939)		37,875,097

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.3%
		Repurchase Agreement: 5.3%
$2,113,000		Morgan Stanley Repurchase
		Agreement dated 06/30/05,
		3.350%, due 07/01/05,
		$2,113,197 to be received
		upon repurchase
		(Collateralized by $2,170,000
		Federal Home Loan Bank,
		4.100%, Market Value
		plus accrued interest
		$2,160,564, due 12/27/07.		$2,113,000
		Total Short-Term Investments
		(Cost $2,113,000)		2,113,000
		Total Investments In Securities (Cost $38,972,939)*	101.3%	$39,988,097
		Other Assets and Liabilities-Net	(1.3)	(516,247)
		Net Assets	100.0%	$39,471,850

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $40,219,827. Net unrealized appreciation consists of:

	Gross Unrealized Appreciation	$455,730
	Gross Unrealized Depreciation	(687,460)
	Net Unrealized Appreciation	$(231,730)

Information concerning open futures contracts for the ING Fundamental Research Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss
S&P 500	16	$956,400	09/16/05	$(13,125)

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS® CAPITAL	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*
as of June 30, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of (22.0)% of net assets and 22.1%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value

COMMON STOCK: 99.9%
		Advertising: 1.5%
27,590	@,L	Lamar Advertising Co.	$1,180,024
			1,180,024
		Beverages: 3.9%
12,900		Coca-Cola Co.	538,575
47,640		PepsiCo, Inc.	2,569,225
			3,107,800
		Biotechnology: 2.1%
28,520	@	Amgen, Inc.	1,724,319
			1,724,319
		Commercial Services: 3.8%
63,769		Cendant Corp.	1,426,512
27,670		Moody’s Corp.	1,244,043
11,050	@, L	Valassis Communications, Inc.	409,403
			3,079,958
		Computers: 3.5%
70,730	@	Dell, Inc.	2,794,542
			2,794,542
		Cosmetics/Personal Care: 3.0%
30,040		Avon Products, Inc.	1,137,014
23,680	L	Procter & Gamble Co.	1,249,120
			2,386,134
		Diversified Financial Services: 12.6%
59,550		Charles Schwab Corp.	$671,724
7,520		Citigroup, Inc.	347,650
28,590	L	Fannie Mae	1,669,656
53,760		Freddie Mac	3,506,764
23,124		J.P. Morgan Chase & Co.	816,740
77,670		MBNA Corp.	2,031,847
10,360		Merrill Lynch & Co., Inc.	569,904
11,350		Morgan Stanley	595,535
			10,209,820
		Electronics: 0.5%
6,230	@,L	Fisher Scientific Intl., Inc.	404,327
			404,327
		Entertainment: 0.8%
22,450	L	GTECH Holdings Corp.	656,438
			656,438
		Food: 1.6%
19,250		Wm. Wrigley Jr. Co.	1,325,170
			1,325,170
		Healthcare-Products: 4.8%
28,650		Medtronic, Inc.	1,483,783
9,200	@	St. Jude Medical, Inc.	401,212
26,050	L	Stryker Corp.	1,238,938
9,770	@,L	Zimmer Holdings, Inc.	744,181
			3,868,114
		Insurance: 0.7%
17,250	@@,L	Willis Group Holdings Ltd.	564,420
			564,420
		Internet: 2.7%
5,620	@,L	Google, Inc.	1,653,123
15,720	@	Yahoo!, Inc.	544,698
			2,197,821
		Leisure Time: 1.1%
15,930	L	Carnival Corp.	868,982
			868,982
		Lodging: 4.3%
19,410	L	Harrah’s Entertainment, Inc.	1,398,879
17,000		Marriott Intl., Inc.	1,159,740
15,500		Starwood Hotels & Resorts Worldwide, Inc.	907,835
			3,466,454
		Media: 12.6%
7,524		Clear Channel Communications, Inc.	232,717
15,990	L	E.W. Scripps Co.	780,312
4,390		Gannett Co., Inc.	312,261
49,000	@	Liberty Media Corp.	499,310
62,920		McGraw-Hill Cos., Inc.	2,784,209
112,990	@	Time Warner, Inc.	1,888,063
33,700	@,L	Univision Communications, Inc.	928,435
73,802		Viacom, Inc.	2,363,140
19,650		Westwood One, Inc.	401,450
			10,189,897

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS® CAPITAL	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value

		Miscellaneous Manufacturing: 1.8%
4,000		3M Co.		$289,200
39,760	@@,L	Tyco Intl., Ltd.		1,160,992
				1,450,192
		Oil and Gas: 2.5%
21,860	@@	Canadian Natural Resources Ltd.		795,267
9,468		Exxon Mobil Corp.		544,126
14,400	@@	Suncor Energy, Inc.		681,408
				2,020,801
		Oil and Gas Services: 1.2%
12,880		Schlumberger Ltd.		978,107
				978,107
		Pharmaceuticals: 6.7%
36,680	@	Caremark Rx, Inc.		1,632,993
12,900		Eli Lilly & Co.		718,659
19,180	@	Medco Health Solutions, Inc.		1,023,445
35,820		Pfizer, Inc.		987,916
24,050		Wyeth		1,070,225
				5,433,238
		Retail: 7.7%
42,480		Lowe’s Cos., Inc.		2,473,186
25,950	@	Petco Animal Supplies, Inc.		760,854
7,340		Target Corp.		399,369
52,960		Wal-Mart Stores, Inc.		2,552,672
				6,186,081
		Savings and Loans: 0.6%
7,600		Golden West Financial Corp.		489,288
				489,288
		Semiconductors: 2.9%
23,910		Intel Corp.		623,095
47,590	L	Linear Technology Corp.		1,746,077
				2,369,172
		Software: 8.1%
27,130	@,L	Electronic Arts, Inc.		1,535,829
39,850		First Data Corp.		1,599,579
136,810		Microsoft Corp.		3,398,361
				6,533,769
		Telecommunications: 8.9%
43,150	@,L	American Tower Corp.		907,013
122,520	@	Cisco Systems, Inc.		2,341,357
35,900	@,L	Crown Castle Intl. Corp.		729,488
11,050	@	Nextel Communications, Inc.		357,026
76,140		QUALCOMM, Inc.		2,513,381
13,200	L	Sprint Corp.		331,188
				7,179,453
		Total Common Stock
		(Cost $76,249,058)		80,664,321

Principal Amount				Value
SHORT-TERM INVESTMENTS: 22.1%
		Securities Lending Collateralcc: 22.1%
$17,843,183		The Bank of New York
		Institutional Cash
		Reserves Fund		$17,843,183
		Total Short-Term Investments
		(Cost $17,843,183)		17,843,183
		Total Investments In
		Securities (Cost
		$94,092,241)*		$98,507,504
		Other Assets and	122.0%
		Liabilities-Net	(22.0)	(17,732,516)
		Net Assets	100.0%	$80,774,988

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $95,004,271. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,281,172
Gross Unrealized Depreciation	(4,777,939)
Net Unrealized Appreciation	$3,503,233

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS® CORE	PORTFOLIO OF INVESTMENTS
EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*
as of June 30, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of (15.0)% of net assets and 15.5%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.5%
		Aerospace/Defense: 3.1%
5,900		Boeing Co.	$389,400
29,800		Northrop Grumman Corp.	1,646,450
30,400		Raytheon Co.	1,189,248
			3,225,098
		Agriculture: 3.6%
19,300		Altria Group, Inc.	1,247,938
84,199		Archer-Daniels-Midland Co.	1,800,175
8,600		Monsanto Co.	540,682
3,100	L	UST, Inc.	141,546
			3,730,341
		Apparel: 1.2%
36,200	@	Coach, Inc.	1,215,234
			1,215,234
		Banks: 7.3%
74,000	S	Bank of America Corp.	3,375,140
24,500		U.S. Bancorp	715,400
16,400		UnionBanCal Corp.	1,097,488
47,900		Wachovia Corp.	2,375,840
			7,563,868
		Biotechnology: 2.8%
39,200	@	Amgen, Inc.	2,370,032
7,100	@	Genentech, Inc.	569,988
			2,940,020
		Chemicals: 0.1%
2,500		Lubrizol Corp.	105,025
			105,025
		Commercial Services: 3.4%
2,800	@,L	Alliance Data Systems Corp.	$113,568
65,100		Cendant Corp.	1,456,287
39,000		Moody’s Corp.	1,753,440
8,900	@,L	United Rentals, Inc.	179,869
			3,503,164
		Computers: 4.0%
33,700	@	Apple Computer, Inc.	1,240,497
40,000	@	Computer Sciences Corp.	1,748,000
46,900		Hewlett-Packard Co.	1,102,619
2,200	@,X	Seagate Technology	—
			4,091,116
		Cosmetics/Personal Care: 2.7%
9,500		Gillette Co.	480,985
43,800	L	Procter & Gamble Co.	2,310,450
			2,791,435
		Distribution/Wholesale: 0.4%
24,500	@	Ingram Micro, Inc.	383,670
			383,670
		Diversified Financial Services: 5.0%
4,700	@,L	AmeriCredit Corp.	119,850
15,366		Citigroup, Inc.	710,370
79,900		J.P. Morgan Chase & Co.	2,822,068
26,800		Merrill Lynch & Co., Inc.	1,474,268
			5,126,556
		Electric: 2.9%
19,400		Edison Intl.	786,670
2,800	@,L	NRG Energy, Inc.	105,280
48,900		PG&E Corp.	1,835,706
3,300	L	TXU Corp.	274,197
			3,001,853
		Electrical Components and Equipment: 0.9%
15,100	@	Energizer Holdings, Inc.	938,767
			938,767
		Environmental Control: 0.1%
3,000		Republic Services, Inc.	108,030
			108,030
		Food: 1.4%
10,100		Hershey Foods Corp.	627,210
5,500		Ruddick Corp.	140,415
9,500		SUPERVALU, Inc.	309,795
20,500		Tyson Foods, Inc.	364,900
			1,442,320
		Hand/Machine Tools: 0.4%
4,900		Black & Decker Corp.	440,265
			440,265
		Healthcare-Products: 4.5%
4,700		Becton Dickinson & Co.	246,609
3,200		Guidant Corp.	215,360
53,100	S	Johnson & Johnson	3,451,500
2,000	@	Kinetic Concepts, Inc.	120,000
11,600		Medtronic, Inc.	600,764
			4,634,233

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS® CORE	PORTFOLIO OF INVESTMENTS
EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services: 1.5%
11,300		Aetna, Inc.	$935,866
7,800	L	HCA, Inc.	442,026
3,300	@,L	Humana, Inc.	131,142
			1,509,034
		Insurance: 6.5%
408	@	Alleghany Corp.	121,176
19,000		Genworth Financial, Inc.	574,370
22,600		Loews Corp.	1,751,500
30,000	L	MBIA, Inc.	1,779,300
30,800		Prudential Financial, Inc.	2,022,328
14,550		W.R. Berkley Corp.	519,144
			6,767,818
		Internet: 1.9%
5,850	@	Google, Inc.	1,720,778
11,000	@,L	Symantec Corp.	239,140
			1,959,918
		Iron/Steel: 1.0%
2,000		Nucor Corp.	91,240
27,800	L	United States Steel Corp.	955,486
			1,046,726
		Leisure Time: 1.0%
19,700	L	Polaris Industries, Inc.	1,063,800
			1,063,800
		Lodging: 0.4%
5,800		Choice Hotels International, Inc.	381,060
			381,060
		Media: 6.6%
44,400	@,L	Comcast Corp.	1,363,080
5,000	@	Comcast Corp. – Special Shares	149,750
91,100	@	Liberty Media Corp.	928,309
141,050	@	Time Warner, Inc.	2,356,946
34,411		Viacom, Inc.	1,101,840
35,600		Walt Disney Co.	896,408
			6,796,333
		Mining: 0.1%
2,200		Newmont Mining Corp.	85,866
			85,866
		Miscellaneous Manufacturing: 4.6%
136,600	S	General Electric Co.	4,733,190
			4,733,190
		Oil and Gas: 8.3%
11,200	L	Anadarko Petroleum Corp.	920,080
33,100		Burlington Resources, Inc.	1,828,444
38,358		ConocoPhillips	2,205,200
32,572	S	Exxon Mobil Corp.	1,871,913
15,000	L	Sunoco, Inc.	1,705,200
			8,530,837
		Pharmaceuticals: 5.6%
9,500		Abbott Laboratories	465,595
7,100	L	AmerisourceBergen Corp.	490,965
13,700		Bristol-Myers Squibb Co.	342,226
1,700	@,L	Kos Pharmaceuticals, Inc.	$111,350
27,700		Merck & Co., Inc.	853,160
128,395	S	Pfizer, Inc.	3,541,134
			5,804,430
		Real Estate Investment Trusts: 0.5%
12,000		Equity Office Properties Trust	397,200
3,100		ProLogis	124,744
			521,944
		Retail: 3.7%
11,300	@,L	7-Eleven, Inc.	341,712
36,600	@,L	Autonation, Inc.	751,032
83,537		Circuit City Stores, Inc.	1,444,355
5,200		CVS Corp.	151,164
32,400		Dillard’s, Inc.	758,808
7,800		Walgreen Co.	358,722
			3,805,793
		Savings and Loans: 0.9%
5,000	L	Golden West Financial Corp.	321,900
14,300		Washington Mutual, Inc.	581,867
			903,767
		Semiconductors: 4.8%
72,800	@,L	Advanced Micro Devices, Inc.	1,262,352
70,800	@,L	Freescale Semiconductor, Inc.	1,493,441
85,300	L	Intel Corp.	2,222,918
			4,978,711
		Software: 2.4%
47,400	@	Autodesk, Inc.	1,629,138
28,300		Microsoft Corp.	702,972
9,000	@	Oracle Corp.	118,800
			2,450,910
		Telecommunications: 5.1%
3,300		Alltel Corp.	205,524
20,200	L	CenturyTel, Inc.	699,526
49,500	@	Cisco Systems, Inc.	945,945
6,300	@	Comverse Technology, Inc.	148,995
27,700	L	Sprint Corp.	694,993
73,200		Verizon Communications, Inc.	2,529,060
			5,224,043
		Transportation: 0.8%
6,800		Burlington Northern Santa Fe Corp.	320,144
4,600		CSX Corp.	196,236
10,700	L	J.B. Hunt Transport Services, Inc.	206,510
2,600		Overseas Shipholding Group, Inc.	155,090
			877,980
		Total Common Stock
		(Cost $96,583,728)	102,683,155

See Accompanying Notes to Financial Statements

ING GOLDMAN SACHS® CORE	PORTFOLIO OF INVESTMENTS
EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.5%
	Securities Lending Collateralcc: 15.5%
$15,974,850	The Bank of New York
	Institutional Cash
	Reserves Fund		$15,974,850
	Total Short-Term Investments
	(Cost $15,974,850)		15,974,850
	Total Investments In
	Securities (Cost
	$112,558,578)*	115.0%	$118,658,005
	Other Assets and
	Liabilities-Net	(15.0)	(15,449,947)
	Net Assets	100.0%	$103,208,058

@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $113,173,474. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,789,046
Gross Unrealized Depreciation	(3,304,515)
Net Unrealized Appreciation	$5,484,531

Information concerning open futures contracts at June 30, 2005 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Loss
S&P 500 E-Mini	7	$418,425	09/16/2005	$(6,652)

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
FLEMING INTERNATIONAL PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Country Allocation*
as of June 30, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of (2.8)% of net assets and 4.2%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 98.6%
		Australia: 1.5%
592,689		BHP Billiton Ltd.	$8,104,787
198,875	L	News Corp.	3,377,671
			11,482,458
		Belgium: 2.2%
400,300		Dexia	8,805,041
270,215		Fortis	7,477,718
			16,282,759
		Brazil: 1.4%
344,782	L	Cia Vale do Rio Doce ADR	10,095,217
			10,095,217
		Finland: 1.2%
551,320		Nokia Oyj	9,177,223
			9,177,223
		France: 11.6%
477,596		AXA	11,895,723
173,051		BNP Paribas	11,824,199
204,399		Cie de Saint-Gobain	11,310,622
110,168	L	Dassault Systemes SA	5,327,391
84,548		Imerys SA	5,823,386
78,953	L	Lafarge SA	7,179,325
138,599		Total SA	32,444,972
			85,805,618
		Germany: 6.1%
88,706		BASF AG	5,873,656
241,170		Bayerische Motoren Werke AG	10,976,615
294,790		Deutsche Post AG	$6,856,443
44,954	L	SAP AG	7,795,937
93,214		Schering AG	5,743,054
114,493		Siemens AG	8,330,639
			45,576,344
		Hong Kong: 0.5%
508,500		Esprit Holdings Ltd.	3,665,717
			3,665,717
		Ireland: 0.9%
398,591		Bank of Ireland	6,471,321
			6,471,321
		Italy: 4.5%
999,961	L	ENI S.p.A.	25,704,231
369,256		Mediaset S.p.A.	4,344,687
1,427,793		Telecom Italia S.p.A.	3,694,665
			33,743,583
		Japan: 18.9%
253,000		Astellas Pharma, Inc.	8,624,789
231,000		Canon, Inc.	12,118,683
241,500		Chugai Pharmaceutical Co. Ltd.	3,722,027
139,600		Credit Saison Co. Ltd.	4,624,761
259,500		Daikin Industries Ltd.	6,469,597
74,500		Fanuc Ltd.	4,716,993
33,800		Hirose Electric Co. Ltd.	3,707,082
193,900		Honda Motor Co., Ltd.	9,531,917
72,500		Hoya Corp.	8,336,832
221,000		Kao Corp.	5,197,247
303,000		Matsushita Electric Industrial Co. Ltd.	4,583,571
500,900		Mitsubishi Corp.	6,780,271
1,361		Mitsubishi Tokyo Financial Group, Inc.	11,483,059
1,051,000	L	Nikko Cordial Corp.	4,596,268
27,800		Nintendo Co. Ltd.	2,901,649
680		Nippon Telegraph & Telephone Corp.	2,910,280
137,300		Nitto Denko Corp.	7,830,223
124,000		Secom Co. Ltd.	5,324,962
212,000		Sharp Corp.	3,301,730
162,800		Shin-Etsu Chemical Co. Ltd.	6,165,289
50,500		SMC Corp.	5,479,812
989,000		Sumitomo Corp.	7,892,905
59,280		Takefuji Corp.	3,993,436
			140,293,383
		Mexico: 0.7%
84,200		Fomento Economico Mexicano
		SA de CV ADR	5,015,794
			5,015,794
		Netherlands: 4.4%
424,174		ABN AMRO Holding NV	10,425,293
314,695		Koninklijke Philips Electronics NV	7,929,866
513,714		Reed Elsevier NV	7,151,421
355,769		Wolters Kluwer NV	6,793,459
			32,300,039
		Russia: 0.0%
49,769	@,L	YUKOS Oil Co. ADR	113,473
			113,473

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
FLEMING INTERNATIONAL PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		South Korea: 1.1%
116,500	L	SK Telecom Co. Ltd. ADR		$2,376,600
25,163	#,L	Samsung Electronics Co. Ltd. GDR		6,013,798
				8,390,398
		Spain: 2.4%
177,327	L	Altadis SA		7,421,821
875,110		Banco Popular Espanol SA		10,564,381
				17,986,202
		Sweden: 1.2%
2,737,000		Telefonaktiebolaget LM Ericsson		8,735,637
				8,735,637
		Switzerland: 11.4%
201,629		Adecco SA		9,150,382
150,699		Holcim Ltd.		9,156,437
52,379		Nestle SA		13,385,063
296,596		Novartis AG		14,085,782
108,710		Roche Holding AG		13,720,989
195,111		UBS AG		15,214,657
57,271	@	Zurich Financial Services AG		9,826,208
				84,539,518
		United Kingdom: 28.6%
480,680	L	Allied Domecq PLC		5,803,934
377,570		Aviva PLC		4,194,227
1,223,444		Barclays PLC		12,132,169
1,506,779		BG Group PLC		12,375,865
461,171		British Land Co. PLC		7,228,117
1,811,092		Centrica PLC		7,502,841
868,487		GlaxoSmithKline PLC		20,994,483
1,387,200		HSBC Holdings PLC		22,166,332
200,357		Intercontinental Hotels Group PLC		2,524,149
1,639,661		Kingfisher PLC		7,196,479
826,094		National Grid Transco PLC		7,987,613
163,876		Reckitt Benckiser PLC		4,815,878
416,177		Royal Bank of Scotland Group PLC		12,535,868
282,130		Schroders PLC		3,495,191
782,392		Smith and Nephew PLC		7,695,080
418,600		Standard Chartered PLC		7,629,499
2,358,260		Tesco PLC		13,440,699
9,651,078		Vodafone Group PLC		23,474,103
2,879,670		Wm Morrison Supermarkets PLC		9,567,500
641,527		Wolseley PLC		13,453,735
596,377		WPP Group PLC		6,111,172
				212,324,934
		Total Common Stock
		(Cost $614,094,460)		731,999,618

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.2%
		Securities Lending Collateralcc: 4.2%
$31,183,563		The Bank of New York
		Institutional Cash
		Reserves Fund		$31,183,563
		Total Short-Term Investments
		(Cost $31,183,563)		31,183,563
		Total Investments In
		Securities (Cost
		$645,278,023)*	102.8%	$763,183,181
		Other Assets and
		Liabilities-Net	(2.8)	(20,836,316)
		Net Assets	100.0%	$742,346,865

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $649,008,112. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$121,560,182
Gross Unrealized Depreciation	(7,385,113)
Net Unrealized Appreciation	$114,175,069

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*
as of June 30, 2005
(as a percent of net assets)

*   Excludes other assets and liabilities of (15.9)% of net assets and 19.5%
of net assets for short-term investments related to securities lending.

(1) Includes five industries, which each represent 2 - 3% of net assets.

(2) Includes eighteen industries, which each represent less than 2% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 96.4%
		Apparel: 3.9%
35,500	@,L	Columbia Sportswear Co.	$1,753,345
71,300		VF Corp.	4,079,786
			5,833,131
		Auto Parts and Equipment: 0.7%
20,900	L	BorgWarner, Inc.	1,121,703
			1,121,703
		Banks: 7.2%
18,900		Cullen/Frost Bankers, Inc.	900,585
26,300	L	M & T Bank Corp.	2,765,708
115,550		North Fork Bancorporation, Inc.	3,245,800
32,100		Northern Trust Corp.	1,463,439
41,400	L	TCF Financial Corp.	1,071,432
41,700	L	Wilmington Trust Corp.	1,501,617
			10,948,581
		Beverages: 0.8%
18,900		Brown-Forman Corp.	1,142,694
			1,142,694
		Building Materials: 2.5%
26,700		American Standard Cos., Inc.	1,119,264
40,100	L	Vulcan Materials Co.	2,606,099
			3,725,363
		Chemicals: 6.0%
51,300		Albemarle Corp.	1,870,911
23,000	@,L	Ashland, Inc.	1,653,010
41,900		International Flavors & Fragrances, Inc.	1,517,618
23,700		PPG Industries, Inc.	$1,487,412
31,300		Sherwin-Williams Co.	1,473,917
20,000	L	Sigma-Aldrich Corp.	1,120,800
			9,123,668
		Commercial Services: 0.6%
44,700	@	Interactive Data Corp.	928,866
			928,866
		Computers: 1.5%
26,100	@,L	Affiliated Computer Services, Inc.	1,333,710
13,300	@	Lexmark Intl., Inc.	862,239
			2,195,949
		Cosmetics/Personal Care: 0.8%
29,900		Estee Lauder Cos., Inc.	1,169,987
			1,169,987
		Distribution/Wholesale: 0.9%
23,200		Genuine Parts Co.	953,288
15,200		Hughes Supply, Inc.	427,120
			1,380,408
		Diversified Financial Services: 1.8%
14,050	L	Legg Mason, Inc.	1,462,746
20,400		T. Rowe Price Group, Inc.	1,277,040
			2,739,786
		Electric: 4.7%
43,300		DPL, Inc.	1,188,585
45,100	L	Energy East Corp.	1,306,998
25,700		PPL Corp.	1,526,066
36,500		SCANA Corp.	1,558,915
62,800		Westar Energy, Inc.	1,509,084
			7,089,648
		Electrical Components and Equipment: 0.9%
30,600		Ametek, Inc.	1,280,610
			1,280,610
		Electronics: 0.7%
18,100		Parker Hannifin Corp.	1,122,381
			1,122,381
		Environmental Control: 1.0%
39,900		Republic Services, Inc.	1,436,799
			1,436,799
		Food: 2.6%
44,750	@,L	Dean Foods Co.	1,576,990
80,200	@	Del Monte Foods Co.	863,754
43,900		Hormel Foods Corp.	1,287,587
8,089	@	TreeHouse Foods, Inc.	230,617
			3,958,948
		Forest Products and Paper: 0.6%
34,800	L	MeadWestvaco Corp.	975,792
			975,792
		Gas: 2.3%
32,200		AGL Resources, Inc.	1,244,530
38,000		Energen Corp.	1,331,900
31,700		UGI Corp.	884,430
			3,460,860

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Healthcare-Products: 0.6%
14,300		Beckman Coulter, Inc.		$909,051
				909,051
		Healthcare-Services: 3.7%
41,200	@	Coventry Health Care, Inc.		2,914,900
19,500	@	Magellan Health Services, Inc.		688,545
33,200	L	Manor Care, Inc.		1,319,036
13,600		Quest Diagnostics, Inc.		724,472
				5,646,953
		Household Products/Wares: 1.9%
19,400		Clorox Co.		1,080,968
20,900	L	Fortune Brands, Inc.		1,855,920
				2,936,888
		Insurance: 9.9%
99,500	L	Assurant, Inc.		3,591,950
26,161		Cincinnati Financial Corp.		1,034,929
48,300	@@	IPC Holdings Ltd.		1,913,646
22,000		MGIC Investment Corp.		1,434,840
106,000		Old Republic Intl. Corp.		2,680,740
18,100	@@	PartnerRe Ltd.		1,166,002
24,400	L	Principal Financial Group		1,022,360
25,500		SAFECO Corp.		1,385,670
21,500	@@,L	Willis Group Holdings Ltd.		703,480
				14,933,617
		Media: 4.3%
63,500		Dex Media, Inc.		1,550,035
31,800		Gannett Co., Inc.		2,261,934
11,800	L	Knight-Ridder, Inc.		723,812
30,926	L	E.W. Scripps Co.		1,509,189
600		Washington Post Co.		501,018
				6,545,988
		Miscellaneous Manufacturing: 3.9%
26,100		Carlisle Cos., Inc.		1,791,243
22,100		Cooper Industries Ltd.		1,412,190
47,000		Crane Co.		1,236,100
26,700		Harsco Corp.		1,456,485
				5,896,018
		Oil and Gas: 5.2%
46,100		Burlington Resources, Inc.		2,546,564
62,400		Devon Energy Corp.		3,162,432
23,500		Marathon Oil Corp.		1,254,195
22,700		Pioneer Natural Resources Co.		955,216
				7,918,407
		Packaging and Containers: 2.0%
34,300		Ball Corp.		1,233,428
80,100	@	Pactiv Corp.		1,728,558
				2,961,986
		Pharmaceuticals: 0.8%
29,800	L	Omnicare, Inc.		1,264,414
				1,264,414
		Pipelines: 3.2%
43,100	L	Kinder Morgan, Inc.		3,585,920
19,600		Questar Corp.		1,291,640
				4,877,560
		Real Estate: 1.4%
50,800	@@	Brookfield Properties Co.		$1,463,040
10,200		Forest City Enterprises, Inc.		724,200
				2,187,240
		Real Estate Investment Trusts: 1.3%
16,200	L	PS Business Parks, Inc.		720,090
23,506		Rayonier, Inc.		1,246,523
				1,966,613
		Retail: 9.7%
44,300		Applebees Intl., Inc.		1,173,507
56,900	@,L	Autonation, Inc.		1,167,588
37,600	@,L	Autozone, Inc.		3,476,496
60,900		Family Dollar Stores, Inc.		1,589,490
18,900		May Department Stores Co.		759,024
45,900	L	Outback Steakhouse, Inc.		2,076,516
42,500	L	Tiffany & Co.		1,392,300
91,000		TJX Cos., Inc.		2,215,850
28,900	L	Tuesday Morning Corp.		910,928
				14,761,699
		Savings and Loans: 2.8%
46,600		Golden West Financial Corp.		3,000,108
27,300	L	Webster Financial Corp.		1,274,637
				4,274,745
		Software: 0.7%
37,600		Computer Associates Intl., Inc.		1,033,248
				1,033,248
		Telecommunications: 4.9%
50,000		Alltel Corp.		3,114,000
83,900	L	CenturyTel, Inc.		2,905,457
15,900	L	Telephone & Data Systems, Inc.		648,879
19,600		Telephone & Data Systems, Inc.-Special Shares		751,464
				7,419,800
		Textiles: 0.6%
11,800	@,L	Mohawk Industries, Inc.		973,500
				973,500
		Total Common Stock
		(Cost $133,560,539)		146,142,901

Principal
Amount				Value
SHORT-TERM INVESTMENTS: 19.5%
		Securities Lending Collateralcc: 19.5%
$29,620,284		The Bank of New York
		Institutional Cash
		Reserves Fund		29,620,284
		Total Short-Term Investments
		(Cost $29,620,284)		29,620,284
		Total Investments In
		Securities (Cost
		$163,180,823)*	115.9%	$175,763,185
		Other Assets and
		Liabilities-Net	(15.9)	(24,171,815)
		Net Assets	100.0%	$151,591,370

See Accompanying Notes to Financial Statements

ING JPMORGAN	PORTFOLIO OF INVESTMENTS
MID CAP VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $163,327,303. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,771,933
Gross Unrealized Depreciation	(2,336,051)
Net Unrealized Appreciation	$12,435,882

See Accompanying Notes to Financial Statements

ING MFS	PORTFOLIO OF INVESTMENTS
CAPITAL OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*
as of June 30, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of (26.2)% of net assets and 26.6%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.6%
		Advertising: 1.4%
5,170	@,L	Getty Images, Inc.	$383,924
212,670	@,L	Interpublic Group of Cos., Inc.	2,590,321
			2,974,245
		Aerospace/Defense: 1.1%
34,720		Lockheed Martin Corp.	2,252,286
			2,252,286
		Agriculture: 0.4%
12,810		Monsanto Co.	805,365
			805,365
		Apparel: 0.5%
23,710	L	Reebok Intl., Ltd.	991,789
			991,789
		Banks: 4.9%
58,084		Bank of America Corp.	2,649,211
128,490	L	Mellon Financial Corp.	3,686,378
72,140	L	PNC Financial Services Group, Inc.	3,928,745
			10,264,334
		Beverages: 0.7%
25,750		PepsiCo, Inc.	1,388,698
			1,388,698
		Biotechnology: 3.1%
41,290	@	Amgen, Inc.	2,496,393
24,400	@	Biogen Idec, Inc.	840,580
20,740	@	Genzyme Corp.	$1,246,267
69,570	@	MedImmune, Inc.	1,858,910
			6,442,150
		Building Materials: 1.2%
78,860		Masco Corp.	2,504,594
			2,504,594
		Commercial Services: 0.6%
58,680	@,@@	Accenture Ltd.	1,330,276
			1,330,276
		Computers: 3.9%
73,650	@	Dell, Inc.	2,909,911
141,430	@	EMC Corp.	1,939,005
27,930	@,L	Network Appliance, Inc.	789,581
64,800	@,X	Seagate Technology	1
634,620	@	Sun Microsystems, Inc.	2,367,133
			8,005,631
		Cosmetics/Personal Care: 2.1%
8,890		Avon Products, Inc.	336,487
53,020		Gillette Co.	2,684,402
26,200	L	Procter & Gamble Co.	1,382,050
			4,402,939
		Diversified Financial Services: 5.3%
13,580		American Express Co.	722,863
30,917		Citigroup, Inc.	1,429,293
19,910		Freddie Mac	1,298,729
136,290		J.P. Morgan Chase & Co.	4,813,764
47,920		Merrill Lynch & Co., Inc.	2,636,079
			10,900,728
		Electric: 1.0%
641,480	@,L	Calpine Corp.	2,181,032
			2,181,032
		Electronics: 0.7%
8,260	@,L	Fisher Scientific Intl., Inc.	536,074
22,100	@,@@,L	LG Philips LCD Co. Ltd. ADR	505,206
11,670	@	Waters Corp.	433,774
			1,475,054
		Food: 0.7%
21,580		General Mills, Inc.	1,009,728
10,380		Sysco Corp.	375,652
			1,385,380
		Forest Products and Paper: 0.9%
57,930	L	Bowater, Inc.	1,875,194
			1,875,194
		Healthcare-Products: 2.7%
5,050	@	Boston Scientific Corp.	136,350
53,500		Johnson & Johnson	3,477,500
18,490		Medtronic, Inc.	957,597
23,760	@	St. Jude Medical, Inc.	1,036,174
			5,607,621
		Healthcare-Services: 1.2%
211,860	@,L	Tenet Healthcare Corp.	2,593,166
			2,593,166

See Accompanying Notes to Financial Statements

ING MFS	PORTFOLIO OF INVESTMENTS
CAPITAL OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance: 3.5%
52,820		Allstate Corp.	$3,155,995
14,980		American Intl. Group, Inc.	870,338
111,990	@,L	Conseco, Inc.	2,443,622
10,500		Hartford Financial Services Group, Inc.	785,190
			7,255,145
		Internet: 3.3%
17,530	@,@@,L	Check Point Software Technologies	347,094
26,430	@,L	eBay, Inc.	872,454
201,970	@,L	Symantec Corp.	4,390,828
38,260	@	Yahoo!, Inc.	1,325,709
			6,936,085
		Leisure Time: 0.6%
14,260	L	Carnival Corp.	777,883
8,750	L	Royal Caribbean Cruises Ltd.	423,150
			1,201,033
		Media: 5.7%
30,890	@,L	Comcast Corp.	925,156
10,160	@@	Grupo Televisa SA ADR	630,834
66,420		News Corp.	1,074,676
44,410	@	Time Warner, Inc.	742,091
19,210	@,L	Univision Communications, Inc.	529,236
161,171		Viacom, Inc.	5,160,695
106,640		Walt Disney Co.	2,685,195
			11,747,883
		Miscellaneous Manufacturing: 3.2%
7,110		Cooper Industries Ltd.	454,329
20,050		General Electric Co.	694,733
4,410		Illinois Tool Works, Inc.	351,389
28,530		SPX Corp.	1,311,809
132,774	@@,L	Tyco Intl., Ltd.	3,877,001
			6,689,261
		Oil and Gas: 4.1%
8,850		Apache Corp.	571,710
56,330		Devon Energy Corp.	2,854,804
67,337	L	GlobalSantaFe Corp.	2,747,350
38,980	L	Noble Corp.	2,397,660
			8,571,524
		Oil and Gas Services: 1.6%
22,370		BJ Services Co.	1,173,978
33,550	@,L	Cooper Cameron Corp.	2,081,777
			3,255,755
		Packaging and Containers: 2.1%
164,210	@	Owens-Illinois, Inc.	4,113,460
17,350	@	Smurfit-Stone Container Corp.	176,450
			4,289,910
		Pharmaceuticals: 9.6%
78,510		Abbott Laboratories	3,847,775
15,590	L	Allergan, Inc.	1,328,892
32,160		Eli Lilly & Co.	1,791,634
30,990	@	Gilead Sciences, Inc.	1,363,250
9,000	@,L	ImClone Systems, Inc.	278,730
107,760		Merck & Co., Inc.	3,319,008
15,100	@@,L	Teva Pharmaceutical Industries Ltd. ADR	$470,214
170,010		Wyeth	7,565,444
			19,964,947
		Retail: 8.4%
10,860	@	Bed Bath & Beyond, Inc.	453,731
63,500		Circuit City Stores, Inc.	1,097,915
36,900		CVS Corp.	1,072,683
84,770		Gap, Inc.	1,674,207
24,360		Home Depot, Inc.	947,604
29,820	@	Kohl’s Corp.	1,667,236
24,180		Lowe’s Cos., Inc.	1,407,760
55,400		OfficeMax, Inc.	1,649,258
16,240		Outback Steakhouse, Inc.	734,698
28,120	L	PETsMART, Inc.	853,442
26,780		Staples, Inc.	570,950
24,000		Target Corp.	1,305,840
37,760		TJX Cos., Inc.	919,456
63,220		Wal-Mart Stores, Inc.	3,047,203
			17,401,983
		Semiconductors: 3.6%
32,400		Analog Devices, Inc.	1,208,844
16,070	L	KLA-Tencor Corp.	702,259
3,770	L	Linear Technology Corp.	138,321
32,450	@,@@	Marvell Technology Group Ltd.	1,234,398
73,950	@,L	PMC - Sierra, Inc.	689,954
4,690	@@,#	Samsung Electronics Co. Ltd. GDR	1,120,880
75,754	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	690,879
23,130	L	Texas Instruments, Inc.	649,259
40,970	L	Xilinx, Inc.	1,044,735
			7,479,529
		Software: 6.3%
17,703	@	Activision, Inc.	292,454
8,530	@	Citrix Systems, Inc.	184,760
188,480	@	Compuware Corp.	1,355,171
25,900	@,L	Electronic Arts, Inc.	1,466,199
7,000	@@,L	Infosys Technologies Ltd. ADR	542,290
45,090	@,L	Mercury Interactive Corp.	1,729,652
139,430		Microsoft Corp.	3,463,441
167,800	@	Oracle Corp.	2,214,960
72,840	@	Veritas Software Corp.	1,777,296
			13,026,223
		Telecommunications: 13.1%
28,090	@,@@,L	Amdocs Ltd.	742,419
200,650	@	Cisco Systems, Inc.	3,834,422
41,180	@,L	Comverse Technology, Inc.	973,907
94,480	@	Corning, Inc.	1,570,258
1,575	@	Enterasys Networks, Inc.	1,418
198,780	@@,L	Nokia Oyj ADR	3,307,699
1,563,640	@,@@	Nortel Networks Corp.	4,081,100
37,120		QUALCOMM, Inc.	1,225,331
245,230	L	Sprint Corp.	6,152,820
153,780		Verizon Communications, Inc.	5,313,099
			27,202,473
		Textiles: 0.5%
24,850		Cintas Corp.	959,210
			959,210

See Accompanying Notes to Financial Statements

ING MFS	PORTFOLIO OF INVESTMENTS
CAPITAL OPPORTUNITIES PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Toys/Games/Hobbies: 0.7%
75,910		Mattel, Inc.		$1,389,153
				1,389,153
		Transportation: 0.9%
8,220	L	Expeditors Intl. Washington, Inc.		409,438
7,530		FedEx Corp.		610,005
11,710		United Parcel Service, Inc.		809,864
				1,829,307
		Total Common Stock
		(Cost $190,120,118)		206,579,903

Principal
Amount				Value
SHORT-TERM INVESTMENTS: 26.6%
		Securities Lending Collateralcc: 26.6%
$55,037,819		The Bank of New York
		Institutional Cash
		Reserves Fund		55,037,819
		Total Short-Term Investments
		(Cost $55,037,819)		55,037,819
		Total Investments In
		Securities (Cost
		$245,157,937)*	126.2%	$261,617,722
		Other Assets and
		Liabilities-Net	(26.2)	(54,290,680)
		Net Assets	100.0%	$207,327,042

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $248,349,986. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$19,726,596
Gross Unrealized Depreciation	(6,458,860)
Net Unrealized Appreciation	$13,267,736

See Accompanying Notes to Financial Statements

ING OPCAP	PORTFOLIO OF INVESTMENTS
BALANCED VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*
as of June 30, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of (19.6)% of net assets and 23.3%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 69.6%
		Aerospace/Defense: 1.7%
37,200		Boeing Co.	$2,455,200
			2,455,200
		Commercial Services: 4.6%
14,000	@,L	Apollo Group, Inc.	1,095,080
50,400	@	ChoicePoint, Inc.	2,018,520
60,300		H&R Block, Inc.	3,518,505
			6,632,105
		Computers: 1.1%
113,000	@,L	Cadence Design Systems, Inc.	1,543,580
			1,543,580
		Cosmetics/Personal Care: 1.2%
45,300		Avon Products, Inc.	1,714,605
			1,714,605
		Diversified Financial Services: 1.8%
55,800		Citigroup, Inc.	2,579,634
			2,579,634
		Electronics: 2.1%
232,100	@,@@,L	Flextronics Intl. Ltd.	3,066,041
			3,066,041
		Healthcare-Products: 1.7%
93,100	@	Boston Scientific Corp.	2,513,700
			2,513,700
		Healthcare-Services: 1.5%
30,700	@	WellPoint, Inc.	$2,137,948
			2,137,948
		Insurance: 11.5%
49,000		AMBAC Financial Group, Inc.	3,418,240
130,500		American Intl. Group, Inc.	7,582,050
305,000	@,#, X	Conseco Escrow	-
55,900		Hartford Financial Services Group, Inc.	4,180,202
77,400	L	UnumProvident Corp.	1,417,968
			16,598,460
		Internet: 0.7%
38,500	@	McAfee, Inc.	1,007,930
			1,007,930
		Leisure Time: 5.2%
37,700	L	Harley-Davidson, Inc.	1,869,920
117,500	L	Royal Caribbean Cruises Ltd.	5,682,300
			7,552,220
		Mining: 2.9%
109,900	@@,L	Inco Ltd.	4,148,725
			4,148,725
		Miscellaneous Manufacturing: 2.9%
69,100		Eaton Corp.	4,139,090
			4,139,090
		Oil and Gas: 10.0%
46,500		ChevronTexaco Corp.	2,600,280
159,600		ConocoPhillips	9,175,404
77,700		XTO Energy, Inc.	2,641,023
			14,416,707
		Pharmaceuticals: 5.8%
29,800	@	Forest Laboratories, Inc.	1,157,730
148,500		Pfizer, Inc.	4,095,630
77,000	@@	Sanofi-Aventis ADR	3,156,230
			8,409,590
		Retail: 8.0%
19,000		Best Buy Co., Inc.	1,302,450
81,900	@,L	Kohl’s Corp.	4,579,029
19,000		Lowe’s Cos., Inc.	1,106,180
93,100		Wal-Mart Stores, Inc.	4,487,420
			11,475,079
		Semiconductors: 2.4%
121,000	L	Texas Instruments, Inc.	3,396,470
			3,396,470
		Telecommunications: 4.5%
242,400	@	Cisco Systems, Inc.	4,632,264
111,700	@@,L	Nokia Oyj ADR	1,858,688
			6,490,952
		Total Common Stock
		(Cost $91,212,317)	100,278,036

See Accompanying Notes to Financial Statements

ING OPCAP	PORTFOLIO OF INVESTMENTS
BALANCED VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
CORPORATE BONDS/NOTES: 26.7%
		Aerospace/Defense: 1.8%
$830,000	C	General Dynamics Corp.,
		2.125%, due 05/15/06	$817,806
890,000	L	Northrop Grumman Corp.,
		4.079%, due 11/16/06	887,721
885,000	C	Raytheon Co.,
		6.750%, due 08/15/07	928,889
			2,634,416
		Auto Manufacturers: 0.5%
770,000	L	DaimlerChrysler NA Holding
		Corp., 6.400%, due 05/15/06	785,200
			785,200
		Banks: 2.3%
930,000		J.P. Morgan Chase & Co.,
		5.250%, due 05/30/07	949,864
910,000		Key Corp., 2.750%,
		due 02/27/07	889,280
760,000		U.S. Bank NA, 2.850%,
		due 11/15/06	747,708
725,000	L	Wachovia Corp., 4.950%,
		due 11/01/06	732,992
			3,319,844
		Beverages: 0.6%
885,000	C	Coca-Cola Enterprises, Inc.,
		5.250%, due 05/15/07	904,660
			904,660
		Commercial Services: 0.3%
360,000		Cendant Corp., 6.875%,
		due 08/15/06	370,203
			370,203
		Cosmetics/Personal Care: 0.6%
905,000	C,L	Procter & Gamble Co., 3.500%,
		due 12/15/08	892,080
			892,080
		Diversified Financial Services: 7.0%
935,000		American Express Co, 5.500%,
		due 09/12/06	949,756
460,000		American Express Credit Corp.,
		3.000%, due 05/16/08	446,411
780,000		Bear Stearns Cos., Inc., 6.500%,
		due 05/01/06	796,236
200,000	C,L	Boeing Capital Corp., 6.500%,
		due 02/15/12	224,023
200,000	L	CIT Group, Inc., 7.750%,
		due 04/02/12	234,882
630,000	L	Citigroup, Inc., 5.000%,
		due 03/06/07	640,958
400,000	L	Citigroup, Inc., 6.000%,
		due 02/21/12	437,406
760,000	C,L	Credit Suisse First Boston USA,
		5.750%, due 04/15/07	781,967
460,000		Ford Motor Credit Co., 6.125%,
		due 01/09/06	461,742
460,000	L	General Electric Capital Corp.,
		5.350%, due 03/30/06	464,968
500,000		General Electric Capital Corp.,
		6.000%, due 06/15/12	546,088
$665,000		General Motors Acceptance
		Corp., 6.750%, due 01/15/06	$670,333
600,000		Goldman Sachs Group, Inc.,
		5.700%, due 09/01/12	639,352
500,000	L	HSBC Finance Corp., 7.000%,
		due 05/15/12	567,973
860,000		Intl. Lease Finance Corp.,
		5.625%, due 06/01/07	882,019
530,000		John Deere Capital Corp.,
		3.125%, due 12/15/05	528,461
740,000		Merrill Lynch & Co., Inc.,
		6.150%, due 01/26/06	749,237
			10,021,812
		Electric: 0.6%
875,000		Dominion Resources, Inc.,
		3.660%, due 11/15/06	869,470
			869,470
		Environmental Control: 0.2%
225,000	C,L	Waste Management, Inc.,
		6.500%, due 11/15/08	239,186
			239,186
		Food: 2.8%
860,000		General Mills, Inc., 2.625%,
		due 10/24/06	842,871
920,000	C,L	Kellogg Co., 2.875%,
		due 06/01/08	886,920
940,000		Kraft Foods, Inc., 4.625%,
		due 11/01/06	946,438
800,000	C	Safeway, Inc., 6.150%,
		due 03/01/06	808,726
540,000	C	Tyson Foods, Inc., 7.250%,
		due 10/01/06	559,897
			4,044,852
		Forest Products and Paper: 1.0%
650,000		Temple-Inland, Inc., 5.003%,
		due 05/17/07	656,207
790,000	C	Weyerhaeuser Co., 6.000%,
		due 08/01/06	804,278
			1,460,485
		Insurance: 0.5%
800,000	C,L	Berkshire Hathaway Finance
		Corp., 3.375%, due 10/15/08	778,907
			778,907
		Media: 1.6%
600,000		Historic Tw, Inc., 8.110%,
		due 08/15/06	623,780
200,000	L	News America Holdings,
		9.250%, due 02/01/13	253,137
790,000		Viacom, Inc., 6.400%,
		due 01/30/06	800,102
550,000	L	Walt Disney Co., 5.375%,
		due 06/01/07	562,667
			2,239,686
		Mining: 0.6%
880,000	C	Alcoa, Inc., 4.250%, due 08/15/07	883,446
			883,446

See Accompanying Notes to Financial Statements

ING OPCAP	PORTFOLIO OF INVESTMENTS
BALANCED VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		Miscellaneous Manufacturing: 0.5%
$760,000	@@	Tyco Intl. Group SA, 5.800%,
		due 08/01/06		$773,811
				773,811
		Oil and Gas: 1.7%
920,000	@@,C	ChevronTexaco Capital Co.,
		3.500%, due 09/17/07		911,562
890,000	C	Marathon Oil Corp., 5.375%,
		due 06/01/07		908,087
550,000	C	Valero Energy Corp., 6.125%,
		due 04/15/07		566,454
				2,386,103
		Pipelines: 0.5%
710,000		Duke Capital LLC, 4.302%,
		due 05/18/06		711,627
				711,627
		Retail: 0.4%
550,000	C	CVS Corp., 3.875%, due 11/01/07		547,645
				547,645
		Savings and Loans: 0.4%
650,000	L	World Savings Bank FSB,
		4.125%, due 03/10/08		649,017
				649,017
		Telecommunications: 2.2%
620,000	C	AT&T Wireless Services, Inc.,
		7.350%, due 03/01/06		633,649
890,000		Motorola, Inc., 4.608%,
		due 11/16/07		897,308
740,000	C	SBC Communications, Inc.,
		5.750%, due 05/02/06		750,685
460,000	C	Verizon Global Funding Corp.,
		6.750%, due 12/01/05		465,347
400,000	C,L	Verizon Global Funding Corp.,
		7.375%, due 09/01/12		468,062
				3,215,051
		Transportation: 0.6%
900,000		FedEx Corp., 2.650%,
		due 04/01/07		876,916
				876,916
		Total Corporate Bonds/Notes
		(Cost $38,797,405)		38,604,417
		Total Long-Term Investments
		(Cost $130,009,722)		138,882,453

SHORT-TERM INVESTMENTS: 23.3%
		Securities Lending Collateralcc: 23.3%
$33,617,997		The Bank of New York
		Institutional Cash
		Reserves Fund		$33,617,997
		Total Short-Term Investments
		(Cost $33,617,997)		33,617,997
		Total Investments In
		Securities (Cost
		$163,627,719)*	119.6%	$172,500,450
		Other Assets and
		Liabilities-Net	(19.6)	(28,320,534)
		Net Assets	100.0%	$144,179,916

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes $163,771,497. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$11,492,388
Gross Unrealized Depreciation	(2,763,435)
Net Unrealized Appreciation	$8,728,953

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Country Allocation*
as of June 30, 2005
(as a percent of net assets)

* Excludes other assets and liabilities of (10.9)% of net assets and 11.2%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 98.0%
		Australia: 0.6%
320,121		Australia & New Zealand Banking Group Ltd.	$5,293,416
3,017,155		Macquarie Airports	8,197,646
			13,491,062
		Barbados: 0.4%
85,800	L	Everest Re Group Ltd.	7,979,400
			7,979,400
		Bermuda: 0.9%
439,400		ACE Ltd.	19,707,090
			19,707,090
		Brazil: 2.4%
457,200	L	Cia de Bebidas das Americas ADR	13,712,952
653,900	L	Empresa Brasileira de Aeronautica SA ADR	21,624,473
922,200		Tele Norte Leste Participacoes SA	15,210,540
			50,547,965
		Canada: 2.7%
483,000		Encana Corp.	19,058,940
685,700		Husky Energy, Inc.	27,281,320
253,300	L	Manulife Financial Corp.	12,100,411
			58,440,671
		Finland: 0.4%
426,200		Fortum Oyj	6,836,719
35,975	@	Neste Oil Oyj	$932,037
			7,768,756
		France: 7.0%
120,924		Cie Generale D’Optique Essilor Intl. SA	8,250,732
615,274		France Telecom SA	17,913,074
338,977	@	JC Decaux SA	8,579,494
326,958		LVMH Moet Hennessy Louis Vuitton SA	25,181,600
470,269		Sanofi-Aventis SA	38,529,876
192,694		Societe Generale	19,547,851
471,864		Technip SA	21,900,829
39,451		Total SA	9,235,179
			149,138,635
		Germany: 3.4%
184,802		Allianz AG	21,138,979
305,953	@	Bayerische Hypo-und Vereinsbank AG	7,935,842
139,682	L	SAP AG	24,223,697
268,090		Siemens AG	19,506,529
			72,805,047
		Hong Kong: 1.7%
5,410,000		Hong Kong & China Gas	10,974,403
965,000		Hutchison Whampoa Ltd.	8,682,863
2,795,000		Television Broadcasts Ltd.	15,755,028
			35,412,294
		India: 2.1%
109,468		GAIL India Ltd.	571,515
1,705,584		Hindustan Lever Ltd.	6,417,515
810,100		ICICI Bank Ltd. ADR	17,700,685
214,007		Infosys Technologies Ltd.	11,589,551
35,464		ITC Ltd.	1,343,576
61,591		Oil & Natural Gas Corp Ltd.	1,441,956
1,521,676		ZEE Telefilms Ltd.	5,445,556
			44,510,354
		Ireland: 0.6%
992,917		Anglo Irish Bank Corp. PLC	12,310,711
			12,310,711
		Italy: 0.4%
366,656	L	ENI S.p.A.	9,424,978
			9,424,978
		Japan: 8.4%
142,600		Canon, Inc.	7,481,057
513,900		Chugai Pharmaceutical Co. Ltd.	7,920,289
323,900		Credit Saison Co. Ltd.	10,730,373
102,600		Hoya Corp.	11,798,054
330,000	L	JGC Corp.	4,044,678
5,910		KDDI Corp.	27,301,015
45,700		Keyence Corp.	10,197,009
151,700		Murata Manufacturing Co. Ltd.	7,692,512
33,200		Nidec Corp.	3,502,833
807,500		Nikon Corp.	9,096,507
91,900		Omron Corp.	2,021,786
4,189,000	@	Resona Holdings, Inc.	7,759,304
856,000		Shionogi & Co. Ltd.	11,008,951

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Japan (continued)
489,000		Shiseido Co. Ltd.	$6,159,295
652,700		Sony Corp.	22,426,499
76,100		Square Enix Co Ltd.	2,311,432
452,400		Toyota Motor Corp.	16,158,819
231,000		Trend Micro, Inc.	8,204,530
2,157		Yahoo! Japan Corp.	4,505,782
			180,320,725
		Mexico: 1.8%
1,952,000		Fomento Economico Mexicano SA de CV	11,626,463
2,697,900		Grupo Modelo SA	8,408,727
295,400		Grupo Televisa SA ADR	18,341,386
			38,376,576
		Netherlands: 2.2%
712,133		European Aeronautic Defense & Space Co.	22,604,063
930,377		Koninklijke Philips Electronics NV	23,444,175
			46,048,238
		Norway: 0.5%
954,800		Tandberg ASA	10,158,553
			10,158,553
		Portugal: 0.3%
2,423,154		Energias de Portugal SA	6,089,792
			6,089,792
		Singapore: 0.5%
3,987,800		Singapore Press Holdings Ltd.	10,144,885
			10,144,885
		South Korea: 2.5%
224,280		Hyundai Heavy Industries	11,263,375
41,600		Samsung Electronics Co. Ltd.	19,720,631
1,064,600	L	SK Telecom Co. Ltd. ADR	21,717,840
			52,701,846
		Spain: 0.2%
203,100		Inditex SA	5,220,961
			5,220,961
		Sweden: 5.2%
1,207,100		Hennes & Mauritz AB	42,357,572
533,977		Investor AB	7,221,231
19,282,000		Telefonaktiebolaget LM Ericsson	61,542,036
			111,120,839
		Switzerland: 2.3%
257,790		Credit Suisse Group	10,107,912
273,236		Novartis AG	12,976,381
210,776		Roche Holding AG	26,603,397
			49,687,690
		Taiwan: 0.8%
9,971,822		Taiwan Semiconductor Manufacturing Co. Ltd.	17,393,323
			17,393,323
		United Kingdom: 14.4%
792,343	@	3i Group PLC	$9,598,514
276,700		BP PLC ADR	17,260,546
2,253,320		Cadbury Schweppes PLC	21,452,612
5,126,241		Dixons Group PLC	14,376,053
328,610		GUS PLC	5,172,278
1,310,461		HSBC Holdings PLC	20,940,105
1,152,133		Pearson PLC	13,539,097
1,701,685		Peninsular And Oriental Steam Navigation Co.	9,655,013
1,727,888		Prudential PLC	15,317,715
1,363,984		Reckitt Benckiser PLC	40,083,843
976,490		Reed Elsevier PLC	9,330,519
1,241,782		Royal Bank of Scotland Group PLC	37,404,314
1,732,173		Smith & Nephew PLC	17,036,487
28,128,033		Vodafone Group PLC	68,415,186
741,258		WPP Group PLC	7,595,791
			307,178,073
		United States: 36.3%
1,300,700	@,L	Advanced Micro Devices, Inc.	22,554,138
280,500	@,L	Affymetrix, Inc.	15,127,365
285,800	@	Altera Corp.	5,664,556
90,400		Altria Group, Inc.	5,845,264
191,400	@,L	Amazon.com, Inc.	6,331,512
397,500		American Express Co.	21,158,925
309,600	@	Amgen, Inc.	18,718,416
335,200		Applera Corp.-Applied Biosystems Group	6,593,384
4,930	@,L	Berkshire Hathaway, Inc.	13,722,655
190,600		Boeing Co.	12,579,600
223,000		Burlington Resources, Inc.	12,318,520
603,800	@,L	Cadence Design Systems, Inc.	8,247,908
171,700	L	Carnival Corp.	9,366,235
598,100	L	Charles Schwab Corp.	6,746,568
318,000	L	Chevron Corp.	17,782,560
540,900		Circuit City Stores, Inc.	9,352,161
627,500	@	Cisco Systems, Inc.	11,991,525
136,100		Citigroup, Inc.	6,291,903
403,900	@	Coach, Inc.	13,558,923
1,525,200	@	Corning, Inc.	25,348,824
180,600	@,L	Cree, Inc.	4,599,882
783,100	@,L	eBay, Inc.	25,850,131
55,900	@	Electronic Arts, Inc.	3,164,499
107,000	L	Eli Lilly & Co.	5,960,970
172,800	@,L	Eyetech Pharmaceuticals, Inc.	2,184,192
220,200	@	Express Scripts, Inc.	11,005,596
361,100		Gap, Inc.	7,131,725
177,800	@	Genentech, Inc.	14,273,784
168,900	@,L	Genzyme Corp.	10,149,201
477,300	@	Gilead Sciences, Inc.	20,996,427
350,400		Gillette Co.	17,740,752
606,700	L	GlobalSantaFe Corp.	24,753,360
210,700	@,L	Human Genome Sciences, Inc.	2,439,906
361,500		IMS Health, Inc.	8,954,355
232,400		International Business Machines Corp.	17,244,080
516,400		International Game Technology	14,536,660
122,000	@,L	International Rectifier Corp.	5,821,840
199,900	@,L	Intuit, Inc.	9,017,489
516,000		J.P. Morgan Chase & Co.	18,225,120
294,700	@,L	Juniper Networks, Inc.	7,420,546

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING OPPENHEIMER GLOBAL PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		United States (continued)
161,500		Lockheed Martin Corp.		$10,476,505
516,000		MBNA Corp.		13,498,560
97,700		Medtronic, Inc.		5,059,883
860,300		Microsoft Corp.		21,369,851
200,600	@,L	Millennium Pharmaceuticals, Inc.		1,859,562
472,100		Morgan Stanley		24,771,087
513,200	L	National Semiconductor Corp.		11,305,796
170,700	@,L	Nektar Therapeutics		2,874,588
469,800		Northern Trust Corp.		21,418,182
171,600		Northrop Grumman Corp.		9,480,900
1,829,700	@,L	Novell, Inc.		11,344,140
443,000		Pfizer, Inc.		12,217,940
469,300		QUALCOMM, Inc.		15,491,593
369,200		Quest Diagnostics, Inc.		19,667,284
393,200		Raytheon Co.		15,381,984
106,000	@,L	Silicon Laboratories, Inc.		2,778,260
4,683,029	@,L	Sirius Satellite Radio, Inc.		30,346,028
229,100	@	Starbucks Corp.		11,835,306
2,369,100	@,L	Sun Microsystems, Inc.		8,836,743
161,100	L	Tiffany & Co.		5,277,636
617,600	@,L	Transocean, Inc.		33,331,871
115,200	L	Wyeth		5,126,400
				774,521,556
		Total Common Stock
		(Cost $2,018,651,107)		2,090,500,020

PREFERRED STOCK: 0.6%
		Germany: 0.6%
15,538		Porsche AG		11,642,839

		Total Preferred Stock
		(Cost $10,250,479)		11,642,839
		Total Long-Term Investments
		(Cost $2,028,901,586)		2,102,142,859

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 12.3%
		Federal Home Loan Bank: 1.1%
$24,000,000		Federal Home Loan Bank
		Discount Notes, 2.300%,
		due 07/01/05		23,998,467
		Total Federal Home Loan
		Bank (Cost $24,000,000)		23,998,467
		Securities Lending Collateralcc: 11.2%
238,655,576		The Bank of New York
		Institutional Cash
		Reserves Fund		238,655,576
		Total Securities Lending
		Collateral (Cost
		$238,655,576)		238,655,576
		Total Short-Term Investments
		(Cost $262,655,576)		262,654,043
		Total Investments In
		Securities (Cost
		$2,291,557,162)*	110.9%	$2,364,796,902
		Other Assets and
		Liabilities-Net	(10.9)	(231,804,455)
		Net Assets	100.0%	$2,132,992,447

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $2,297,259,846. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$115,543,100
Gross Unrealized Depreciation	(48,006,044)
Net Unrealized Appreciation	$67,537,056

Percentage of
Industry	Net Assets
Advertising	0.8%
Aerospace/Defense	4.3
Agriculture	0.3
Apparel	0.6
Auto Manufacturers	1.3
Banks	7.5
Beverages	1.6
Biotechnology	3.1
Computers	1.6
Cosmetics/Personal Care	1.1
Diversified Financial Services	4.8
Electric	0.6
Electronics	2.9
Engineering & Construction	0.2
Entertainment	0.7
Food	1.0
Gas	0.5
Hand/Machine Tools	0.2
Healthcare-Products	1.4
Healthcare-Services	0.9
Holding Companies-Diversified	1.6
Home Furnishings	1.1
Household Products/Wares	2.2
Insurance	4.2
Internet	2.1
Investment Companies	0.7
Leisure Time	0.4
Media	4.8
Miscellaneous Manufacturing	1.3
Office/Business Equipment	0.4
Oil&Gas	8.1
Oil&Gas Services	1.0
Pharmaceuticals	7.2
Retail	4.7
Semiconductors	4.2
Shipbuilding	0.5
Software	4.3
Telecommunications	13.4
Transportation	0.5
Venture Capital	0.5
Federal Home Loan Bank	1.1
Securities Lending Collateral	11.2
Other Assets and Liabilities, Net	(10.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of (10.5)% of net assets and 16.7%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 2.4%
		Agriculture: 0.0%
3,940	@@	British American
		Tobacco PLC	$75,913
			75,913
		Auto Manufacturers: 0.0%
1,830	@@	DaimlerChrysler AG	74,080
7,470	L	Ford Motor Co.	76,493
			150,573
		Auto Parts and Equipment: 0.1%
1,050	@@	Continental AG	75,332
1,740	@@	Valeo SA	77,973
			153,305
		Banks: 0.1%
1,110	@@	BNP Paribas	75,844
15,000	@@	Joyo Bank Ltd.	73,178
9,090	@@	Lloyds TSB Group PLC	76,797
760	@@	Societe Generale	77,098
			302,917
		Building Materials: 0.0%
7,000	@@	Asahi Glass Co. Ltd.	73,216
35,560	@@	Pilkington PLC	76,139
			149,355
		Chemicals: 0.1%
1,070	@,L	Ashland, Inc.	76,901
1,130	@@	BASF AG	74,823
			151,724
		Computers: 0.0%
1,930	@	Apple Computer, Inc.	$71,043
			71,043
		Diversified Financial Services: 0.1%
750		Bear Stearns Cos., Inc.	77,955
1,950		Countrywide Financial Corp.	75,290
800		Lehman Brothers
		Holdings, Inc.	79,424
5,310	@@	Schroders PLC	71,852
			304,521
		Electric: 0.2%
2,070	L	American Electric Power
		Co., Inc.	76,321
5,390	@,L	CMS Energy Corp.	81,174
1,390		Constellation Energy
		Group, Inc.	80,189
860	@@	E.ON AG	76,376
3,600	@@	Kyushu Electric Power
		Co., Inc.	78,238
1,220	@@	RWE AG	78,405
4,190	@@	Scottish & Southern
		Energy PLC	75,856
8,880	@@	Scottish Power PLC	78,826
3,200	@@	Tokyo Electric Power
		Co., Inc.	76,291
			701,676
		Engineering and Construction: 0.0%
1,000	@@	Vinci SA	83,138
			83,138
		Food: 0.0%
8,690	@@	Tate & Lyle PLC	74,135
			74,135
		Forest Products and Paper: 0.0%
2,970	L	Louisiana-Pacific Corp.	73,003
			73,003
		Gas: 0.0%
1,860	L	Sempra Energy	76,837
			76,837
		Healthcare-Services: 0.1%
930		Aetna, Inc.	77,023
1,960	@	Humana, Inc.	77,890
			154,913
		Home Builders: 0.1%
1,120	L	Centex Corp.	79,150
1,100	L	KB Home	83,853
5,510	@@	Persimmon PLC	76,963
970		Pulte Homes, Inc.	81,723
13,320	@@	Taylor Woodrow PLC	80,375
			402,064
		Insurance: 0.3%
1,710	@@	ACE Ltd.	76,694
1,260		Allstate Corp.	75,285
3,070	@@	AXA SA	76,466
880		Chubb Corp.	75,337
750		CIGNA Corp.	80,272

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Insurance (continued)
23,590	@@	Friends Provident PLC	$76,719
1,000		Hartford Financial Services
		Group, Inc.	74,780
990		Loews Corp.	76,725
1,320	L	MBIA, Inc.	78,289
1,700		MetLife, Inc.	76,398
1,210		Prudential Financial, Inc.	79,449
1,360		SAFECO Corp.	73,902
1,550	@@	T&D Holdings, Inc.	72,642
4,120	L	UnumProvident Corp.	75,478
990	@@,L	XL Capital Ltd.	73,676
			1,142,112
		Investment Companies: 0.3%
7,290	L	Energy Select Sector
		SPDR Fund	324,187
10,620	L	Financial Select Sector
		SPDR Fund	312,971
10,200	L	Utilities Select Sector
		SPDR Fund	322,014
			959,172
		Iron/Steel: 0.1%
3,760	@@	Arcelor	73,383
1,370		Nucor Corp.	62,499
45,000	@@	Sumitomo Metal
		Industries Ltd.	76,526
4,070	@@	Thyssenkrupp AG	70,393
1,890	L	United States Steel Corp.	64,959
			347,760
		Leisure Time: 0.0%
3,010	@@	TUI AG	74,414
			74,414
		Machinery-Diversified: 0.1%
1,040	L	Cummins, Inc.	77,595
5,000	@@	Komori Corp.	75,431
13,000	@@	Kubota Corp.	71,021
1,660	@@	MAN AG	68,768
			292,815
		Metal Fabricate/Hardware: 0.0%
15,000	@@	NSK Ltd.	76,752
			76,752
		Mining: 0.0%
810	L	Phelps Dodge Corp.	74,925
			74,925
		Miscellaneous Manufacturing: 0.0%
53,000	@,@@	Ishikawajima-Harima Heavy
		Industries Co. Ltd.	76,755
			76,755
		Oil and Gas: 0.3%
760		Amerada Hess Corp.	80,948
970		Anadarko Petroleum Corp.	79,686
1,230		Apache Corp.	79,458
1,340		ChevronTexaco Corp.	74,933
1,340		ConocoPhillips	77,037
1,580		Devon Energy Corp.	80,074
1,430	L	EOG Resources, Inc.	81,224
1,480		Marathon Oil Corp.	$78,988
980		Occidental Petroleum Corp.	75,391
2,610	@,L	Rowan Cos., Inc.	77,543
700	L	Sunoco, Inc.	79,576
7,000	@@	TonenGeneral Sekiyu KK	75,655
1,270		Unocal Corp.	82,613
1,030		Valero Energy Corp.	81,482
			1,104,608
		Real Estate: 0.1%
800	@@	Klepierre	76,204
590	@@	Unibail	75,716
			151,920
		Real Estate Investment Trusts: 0.1%
9,400	@	Criimi MAE, Inc.	205,390
10	@@	Japan Real Estate
		Investment Corp.	85,011
10	@@	Japan Retail Fund
		Investment Corp.	85,866
			376,267
		Retail: 0.1%
2,200	@@	Douglas Holding AG	79,770
1,090	L	Federated Department
		Stores, Inc.	79,874
480	@	Sears Holdings Corp.	71,938
2,810	@	Toys “R” Us, Inc.	74,409
			305,991
		Software: 0.0%
7,900	@@,L	Capcom Co. Ltd.	74,706
11,690	@,L	Novell, Inc.	72,478
			147,184
		Telecommunications: 0.0%
4,030	@,@@	Deutsche Telekom AG	74,280
22,000	@@	Oki Electric Industry Co. Ltd.	77,166
			151,446
		Transportation: 0.1%
7,740	@@	Arriva PLC	75,443
1,760		CSX Corp.	75,082
13,270	@@	Peninsular And Oriental
		Steam Navigation Co.	75,291
			225,816
		Water: 0.1%
6,390	@@	Kelda Group PLC	79,885
4,070	@@	Severn Trent PLC	74,017
2,780	@@	Suez SA	75,175
6,070	@@	United Utilities PLC	71,623
1,980	@@	Veolia Environnement	74,147
			374,847
		Total Common Stock
		(Cost $8,378,820)	8,807,901

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value
PREFERRED STOCK: 0.2%
	Diversified Financial Services: 0.1%
5,400	Chevy Chase Preferred
	Capital Corp.	$315,360
		315,360
	Savings and Loans: 0.1%
18,450	Chevy Chase Bank FSB	514,755
		514,755
	Total Preferred Stock
	(Cost $831,478)	830,115

No. of Contracts			Value

OPTIONS: 0.0%
1,950	I	BRL Call Swaption,
		Strike Price 16.5,
		expires 10/03/05	7,432
10,120		MXN Call Swaption,
		Strike Price 10.07,
		expires 08/19/05	14,391
5,850		ILS Call Option,
		Strike Price 4.4565,
		expires 09/27/05	2,879
9,800		MXN Call Option,
		Strike Price 10.696,
		expires 09/26/05	4,033
1,990		MXN Call Swaption,
		Strike Price 10.35,
		expires 09/01/05	4,430
		Total Purchased Options
		(Cost $32,253)	33,165

Principal
Amount			Value

EQUITY LINKED SECURITIES: 1.7%
		Sovereign: 1.7%
$780,000		Citibank BRL Treasury Bill,
		17.740%, due 10/04/05	315,379
1,960,000		Citibank BRL Treasury Bill,
		18.500%, due 07/03/07	602,923
4,119,070		Citibank DOP Treasury Bill,
		14.790%, due 03/10/06	131,610
2,260,000		Citibank DOP Treasury Bill,
		14.980%, due 04/27/06	70,842
3,190,000		Citibank DOP Treasury Bill,
		15.060%, due 03/31/06	100,950
6,660,000		Citibank DOP Treasury Bill,
		15.170%, due 05/02/06	208,093
7,210,000		Citibank DOP Treasury Bill,
		15.520%, due 05/12/06	223,823
400,000		Credit Suisse First Boston
		UKR Treasury Bill,
		11.940%, due 12/30/09	94,667
157,867		Deutsche Bank IDR Treasury
		Bill, 0.000%, due 06/22/13	182,478
516,000		Deutsche Bank Moscow
		Treasury Bill, 0.000%,
		due 03/30/10	19,214
960,000		Deutsche EGP Treasury Bill,
		9.780%, due 03/09/06	155,108
$1,440,000		FIB UKR Treasury Bill,
		11.940%, due 12/30/09	$340,800
2,430,000		J.P. Morgan BRL Treasury
		Bill, 22.810%, due 06/01/13	363,245
1,480,000		J.P. Morgan BRL Treasury Bill,
		0.000%, due 01/02/15	187,244
679,800		J.P. Morgan BRL Treasury Bill,
		0.250%, due 01/02/15	86,006
505,000		J.P. Morgan SWAZ Treasury
		Bill, 0.000%, due 06/20/10	508,694
4,700,000,00		Lehman Brothers ROM
		Treasury Bill, 6.750%,
		due 03/10/08	154,130
410,000,000		Lehman Brothers ROM
		Treasury Bill, 7.250%,
		due 04/18/10	13,771
680,000,000		Lehman Brothers ROM
		Treasury Bill, 7.500%,
		due 03/05/07	22,661
1,670,000,000		Lehman Brothers ROM
		Treasury Bill, 7.750%,
		due 04/18/08	56,088
1,500,000		Morgan Stanley BRL
		Treasury Bill, 15.450%,
		due 01/02/14	639,318
1,330,000		Salomon Brothers EGP
		Treasury Bill, 0.000%,
		due 08/25/05	230,334
300,000		Salomon Brothers UKR
		Treasury Bill, 0.000%,
		due 01/02/10	71,023
260,000		TRY CLN - A,
		0.000%, due 07/05/06	167,142
1,305,000		UBS Brazil Treasury Bill,
		0.000%, due 04/20/10	1,332,731
		Total Equity Linked Securities
		(Cost $6,230,830)	6,278,274

CORPORATE BONDS/NOTES: 17.2%
		Advertising: 0.0%
150,000	#,C,L	R.H. Donnelley Corp.,
		6.875%, due 01/15/13	153,750
			153,750
		Aerospace/Defense: 0.0%
50,000	C	L-3 Communications Corp.,
		5.875%, due 01/15/15	48,750
100,000	C	L-3 Communications Corp.,
		6.125%, due 01/15/14	100,500
			149,250
		Agriculture: 0.0%
90,000	#,C	R.J. Reynolds Tobacco
		Holdings, Inc., 6.500%,
		due 07/15/10	90,225
			90,225
		Apparel: 0.1%
85,000	C	Levi Strauss & Co.,
		7.730%, due 04/01/12	80,750
75,000	C	Levi Strauss & Co.,
		12.250%, due 12/15/12	82,313
			163,063

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Auto Manufacturers: 0.0%
$40,000	#,C	Navistar International Corp.,
		6.250%, due 03/01/12	$38,800
			38,800
		Auto Parts and Equipment: 0.2%
45,000	C	Accuride Corp.,
		8.500%, due 02/01/15	44,213
163,540	C	Collins & Aikman Products,
		23.940%, due 12/31/11	37,614
60,000	C,L	Cooper-Standard
		Automotive, Inc., 8.375%,
		due 12/15/14	47,700
200,000	C,L	Goodyear Tire & Rubber Co.,
		7.857%, due 08/15/11	195,500
270,000	#,C	Goodyear Tire & Rubber Co.,
		9.000%, due 07/01/15	266,624
50,000	C,L	Tenneco Automotive, Inc.,
		8.625%, due 11/15/14	50,500
149,000	C	TRW Automotive, Inc.,
		10.125%, due 02/15/13	208,347
50,000	C,L	Visteon Corp.,
		7.000%, due 03/10/14	41,500
			891,998
		Banks: 1.1%
730,000	@@,#	Bank of Moscow,
		7.375%, due 11/26/10	744,600
155,000	@@,	China Development Bank,
		4.750%, due 10/08/14	156,796
730,000	@@,	HSBC Bank PLC, 13.740%,
		due 01/12/10	406,975
290,000	@@,	HSBC Bank PLC, 13.870%,
		due 07/08/09	185,165
190,000	@@	HSBC Bank PLC, 17.240%,
		due 01/12/10	105,925
290,000	@@	HSBC Bank PLC, 17.620%,
		due 03/09/09	174,725
830,000	@@,C	Sberbank, 6.230%,
		due 02/11/15	840,873
330,000	@@	Ukreximbank, 8.750%,
		due 02/10/10	345,675
1,170,000	@@,#	VTB Capital SA, 6.250%,
		due 07/02/35	1,169,999
			4,130,733
		Beverages: 0.0%
90,000	@@,#	Argentine Beverages
		Financial Trust, 7.375%,
		due 03/22/12	92,025
			92,025
		Building Materials: 0.0%
50,000	C	Nortek, Inc., 8.500%,
		due 09/01/14	46,750
135,000	#,+,C	NTK Holdings, Inc.,
		8.770%, due 03/01/14	64,125
			110,875
		Chemicals: 0.2%
50,000	C	Equistar Chemicals LP,
		8.750%, due 02/15/09	52,875
390,000	#,C,L	Huntsman Intl. LLC,
		7.375%, due 01/01/15	387,075
$50,000	#,C,L	Innophos, Inc., 8.875%,
		due 08/15/14	$51,250
75,000	C	Lyondell Chemical Co.,
		10.500%, due 06/01/13	86,156
119,000	C	PolyOne Corp., 8.875%,
		due 05/01/12	118,108
			695,464
		Commercial Services: 0.1%
85,000	C	Corrections Corp. of America,
		6.250%, due 03/15/15	84,788
110,000	#,C	DynCorp Intl., 9.500%,
		due 02/15/13	102,850
300,000	C,L	United Rentals North
		America, Inc., 7.000%,
		due 02/15/14	287,250
			474,888
		Diversified Financial Services: 5.4%
200,000	C	Alamosa Delaware, Inc.,
		8.500%, due 01/31/12	210,750
25,000	#,C	ACL Finance Corp., 9.500%,
		due 02/15/15	26,500
250,000	@@	Arbor I Ltd., 16.490%,
		due 03/15/06	250,313
500,000	@@	Aries Vermoegensverwaltungs
		GmbH, 9.600%,
		due 10/25/14	648,978
250,000	#	Cascadia Ltd., 6.485%,
		due 06/13/08	250,000
60,000	C	Crystal US Sub 3 Corp.,
		3.890%, due 10/01/14	42,000
16,190,460	#,L	Dow Jones CDX NA HY,
		8.250%, due 06/29/10	16,271,411
50,000	L	Ford Motor Credit Co.,
		7.000%, due 10/01/13	48,047
180,000	L	Ford Motor Credit Co.,
		7.375%, due 10/28/09	176,053
22,000,000		General Electric Capital Corp.,
		1.400%, due 11/02/06	202,158
25,000	L	General Motors Acceptance
		Corp., 5.850%,
		due 01/14/09	23,453
250,000	@@,#	Helix 04 Ltd., 8.493%,
		due 06/30/09	251,045
50,000		Milacron Escrow Corp.,
		11.500%, due 05/15/11	52,750
250,000	@@,#,	Pioneer 2002 Ltd., 7.760%,
		due 06/15/06	253,225
250,000	@@,#	Pioneer 2002 Ltd., 8.260%,
		due 06/15/06	253,875
500,000	@@,#	Pioneer 2002 Ltd., 9.010%,
		due 06/15/06	507,925
250,000	@@,#	Pioneer 2002 Ltd., 9.410%,
		due 06/15/06	251,713
250,000	@@,#	Redwood Capital V Ltd.,
		7.280%, due 01/09/07	250,563
			19,970,759
		Electric: 1.1%
75,000	C,L	AES Corp., 7.750%,
		due 03/01/14	81,750
125,000	@@,C,L	Calpine Canada Energy
		Finance ULC, 8.500%,
		due 05/01/08	90,625

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value

		Electric (continued)
$21,000		Calpine Corp., 7.625%,
		due 04/15/06	$19,793
147,375	#,C	Calpine Corp., 8.891%,
		due 07/15/07	126,743
150,000	C	Centerpoint Energy, Inc.,
		5.875%, due 06/01/08	155,369
150,000	C,L	Centerpoint Energy, Inc.,
		6.850%, due 06/01/15	168,106
200,000	C,L	CMS Energy Corp., 7.500%,
		due 01/15/09	211,500
65,000	C,L	CMS Energy Corp., 9.875%,
		due 10/15/07	71,175
936,000	@@,#	Eletropaulo Metropolitana
		de Sao Paulo SA,
		19.125%, due 06/28/10	398,835
50,000	#,C	FPL Energy National Wind,
		5.608%, due 03/10/24	51,168
30,000	#,C	FPL Energy National Wind,
		6.125%, due 03/25/19	29,182
240,000	C	Midwest Generation LLC,
		8.750%, due 05/01/34	270,000
200,000	#,C	NRG Energy, Inc., 8.000%,
		due 12/15/13	212,000
705,000	C	Reliant Energy, Inc., 9.500%,
		due 07/15/13	786,074
242,000	C	TECO Energy, Inc., 7.200%,
		due 05/01/11	263,780
284,000	#,C,L	Texas Genco LLC, 6.875%,
		due 12/15/14	300,330
215,000	#,C	TXU Corp., 4.800%,
		due 11/15/09	212,156
435,000	C	TXU Corp., 6.375%,
		due 06/15/06	444,536
155,000	#,C,L	TXU Corp., 6.550%,
		due 11/15/34	153,004
			4,046,126
		Electronics: 0.0%
79,000	@@,C	Flextronics International
		Ltd., 6.250%, due 11/15/14	78,803
60,000	#,C,L	Sanmina-SCI Corp., 6.750%,
		due 03/01/13	57,600
			136,403
		Entertainment: 0.3%
390,000	C,L	AMC Entertainment, Inc.,
		9.875%, due 02/01/12	389,025
40,000	#,C	Mohegan Tribal Gaming
		Authority, 6.125%,
		due 02/15/13	40,600
60,000	#,C	Mohegan Tribal Gaming
		Authority, 6.875%,
		due 02/15/15	61,650
200,000	C	Mohegan Tribal Gaming
		Authority, 8.000%,
		due 04/01/12	215,000
40,000	#,C,L	Penn National Gaming, Inc.,
		6.750%, due 03/01/15	39,900
150,000	C	Penn National Gaming, Inc.,
		6.875%, due 12/01/11	154,500
160,000	C,L	Six Flags, Inc., 8.875%,
		due 02/01/10	156,800
$50,000	C,L	Six Flags, Inc., 9.625%,
		due 06/01/14	$47,000
50,000	C,L	Six Flags, Inc., 9.750%,
		due 04/15/13	47,438
			1,151,913
		Environmental Control: 0.1%
150,000	#,C,L	Allied Waste North America,
		7.250%, due 03/15/15	145,875
200,000	C,L	Allied Waste North America,
		7.375%, due 04/15/14	186,000
			331,875
		Food: 0.1%
35,000	#,C	Del Monte Corp., 6.750%,
		due 02/15/15	35,875
160,000	C	Del Monte Corp., 8.625%,
		due 12/15/12	176,800
			212,675
		Forest Products and Paper: 0.2%
55,000	#,C	Boise Cascade LLC, 6.016%,
		due 10/15/12	55,825
105,000	#,C,L	Boise Cascade LLC, 7.125%,
		due 10/15/14	103,688
136,000	C,L	Georgia-Pacific Corp.,
		8.125%, due 05/15/11	154,020
212,000	C,L	Georgia-Pacific Corp.,
		9.375%, due 02/01/13	240,885
250,000	C	Inland Fiber Group LLC,
		37.170%, due 11/15/07	111,250
60,000	C	Mercer International, Inc.,
		9.250%, due 02/15/13	48,300
			713,968
		Healthcare-Products: 0.0%
105,000		Fresenius Medical Care
		Capital Trust, 7.875%,
		due 06/15/11	113,400
			113,400
		Healthcare-Services: 0.6%
45,000		Coventry Health Care, Inc.,
		6.125%, due 01/15/15	46,013
85,000	#,C	DaVita, Inc., 6.625%,
		due 03/15/13	88,188
70,000	#,C,L	DaVita, Inc., 7.250%,
		due 03/15/15	72,275
100,000	C,L	Genesis HealthCare Corp.,
		8.000%, due 10/15/13	108,750
181,000	C	HCA, Inc., 6.300%,
		due 10/01/12	186,246
779,000	C,L	HCA, Inc., 6.375%,
		due 01/15/15	810,243
133,000	C	HealthSouth Corp., 7.625%,
		due 06/01/12	129,675
50,000	C,L	HealthSouth Corp., 8.375%,
		due 10/01/11	49,875
90,000	#,C	Psychiatric Solutions, Inc.,
		7.750%, due 07/15/15	90,000
85,000	#,C,L	Select Medical Corp.,
		7.625%, due 02/01/15	84,575
118,000	C	Tenet Healthcare Corp.,
		9.875%, due 07/01/14	127,145

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Healthcare-Services (continued)
$175,000	C,L	Triad Hospitals, Inc., 7.000%,
		due 11/15/13	$180,688
55,000	C	U.S. Oncology, Inc., 9.000%,
		due 08/15/12	59,125
			2,032,798
		Holding Companies-Diversified: 0.1%
65,000	@@,#,C,L	JSG Funding PLC, 7.750%,
		due 04/01/15	53,625
310,000	@@,#,C	Noble Group Ltd., 6.625%,
		due 03/17/15	286,798
			340,423
		Home Builders: 0.1%
155,000	C,L	D.R. Horton, Inc., 4.875%,
		due 01/15/10	153,937
50,000	C,L	K Hovnanian Enterprises,
		Inc., 7.750%, due 05/15/13	52,250
55,000	C	KB Home, 5.750%,
		due 02/01/14	54,785
90,000	C,W	Meritage Homes Corp.,
		6.250%, due 03/15/15	84,150
50,000	C,L	Standard-Pacific Corp.,
		7.750%, due 03/15/13	52,250
			397,372
		Home Furnishings: 0.0%
100,000	C,L	Sealy Mattress Co., 8.250%,
		due 06/15/14	101,500
			101,500
		Household Products/Wares: 0.0%
50,000	C,L	Church & Dwight Co., Inc.,
		6.000%, due 12/15/12	50,750
			50,750
		Insurance: 0.3%
565,000	#,C	Americo Life, Inc., 7.875%,
		due 05/01/13	607,110
250,000	@@,#	Foundation Re Ltd., 7.370%,
		due 11/24/08	250,500
50,000	C	NYMAGIC, Inc., 6.500%,
		due 03/15/14	49,424
300,000	@@,#	Residential Reinsurance Ltd.,
		11.770%, due 06/06/08	300,000
			1,207,034
		Iron/Steel: 0.0%
50,000	C,L	AK Steel Corp., 7.750%,
		due 06/15/12	42,500
			42,500
		Leisure Time: 0.1%
40,000	C	Leslie’s Poolmart, 7.750%,
		due 02/01/13	40,600
155,000	C,L	Royal Caribbean Cruises Ltd.,
		6.875%, due 12/01/13	165,850
			206,450
		Lodging: 0.7%
700,000		ITT Corp., 6.750%,
		due 11/15/05	707,875
$500,000	C,L	MGM Mirage, 8.375%,
		due 02/01/11	$547,500
400,000	C	Park Place Entertainment
		Corp., 7.875%,
		due 03/15/10	450,000
65,000	C	Starwood Hotels & Resorts
		Worldwide, Inc., 7.875%,
		due 05/01/12	73,613
172,000	C,L	Station Casinos, Inc., 6.500%,
		due 02/01/14	176,300
72,000	C	Station Casinos, Inc., 9.875%,
		due 07/01/10	74,666
300,000	C,W	Wynn Las Vegas Capital Corp.,
		6.625%, due 12/01/14	293,250
226,000	#,C,L	Wynn Las Vegas Capital Corp.,
		6.625%, due 12/01/14	220,915
			2,544,119
		Machinery-Diversified: 0.0%
50,000	C	Case New Holland, Inc.,
		9.250%, due 08/01/11	52,750
			52,750
		Media: 1.1%
200,000	**	Adelphia Communications
		Corp., 1.730%,
		due 06/15/11	180,500
50,000	C,L	Cablevision Systems Corp.,
		8.000%, due 04/15/12	49,250
150,000	+,C	Charter Communications
		Holdings LLC, 7.000%,
		due 05/15/11	100,125
597,000	#,C	Charter Communications
		Operating LLC, 8.375%,
		due 04/30/14	596,999
100,000	@@,C	Corus Entertainment, Inc.,
		8.750%, due 03/01/12	107,750
79,000		CSC Holdings, Inc., 7.625%,
		due 04/01/11	78,408
220,000	C,L	Dex Media East Finance Co.,
		12.125%, due 11/15/12	264,550
225,000	C	Dex Media West LLC,
		9.875%, due 08/15/13	257,625
280,000	C	Dex Media, Inc., 8.000%,
		due 11/15/13	298,900
234,000	C,L	DirecTV Holdings LLC,
		8.375%, due 03/15/13	260,325
398,000	C	Echostar DBS Corp.,
		6.625%, due 10/01/14	395,015
139,000	C,L	Echostar DBS Corp.,
		9.125%, due 01/15/09	148,383
100,000	C,L	Mediacom LLC, 9.500%,
		due 01/15/13	100,250
50,000	C,L	Medianews Group, Inc.,
		6.875%, due 10/01/13	49,813
520,000	L	News America, Inc.,
		6.625%, due 01/09/08	549,035
75,000	C,L	Sinclair Broadcast Group,
		Inc., 8.000%, due 03/15/12	77,250
365,000	@@,#,C	Telenet Communications NV,
		9.000%, due 12/15/13	502,646
			4,016,824

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Metal Fabricate/Hardware: 0.1%
$350,000	C	Trimas Corp., 9.875%,
		due 06/15/12	$295,750
			295,750
		Mining: 0.2%
450,000	@@,#	ALROSA Finance SA,
		8.875%, due 11/17/14	510,750
130,000	@@,#,C	Novelis, Inc., 7.250%,
		due 02/15/15	131,138
			641,888
		Oil and Gas: 1.4%
525,000		Anadarko Petroleum Corp.,
		3.250%, due 05/01/08	511,389
50,000	C	Chesapeake Energy Corp.,
		6.875%, due 01/15/16	52,375
430,000	@@,C	ChevronTexaco Capital Co.,
		3.500%, due 09/17/07	426,056
25,000	#,C	Delta Petroleum Corp.,
		7.000%, due 04/01/15	23,625
400,000	C	Devon Energy Corp.,
		2.750%, due 08/01/06	393,158
610,000		El Paso CGP Co., 7.625%,
		due 09/01/08	626,775
181,000	C,L	El Paso Production Holding
		Co., 7.750%, due 06/01/13	194,123
120,000	C	Forest Oil Corp., 8.000%,
		due 12/15/11	132,900
536,000	@@	Gazprom Intl. SA, 7.201%,
		due 02/01/20	578,163
700,000	@@	NAK Naftogaz Ukrainy,
		8.125%, due 09/30/09	740,109
250,000	C	Occidental Petroleum Corp.,
		4.250%, due 03/15/10	249,390
335,000	C	Occidental Petroleum Corp.,
		5.875%, due 01/15/07	343,602
75,000		Pemex Project Funding
		Master Trust, 6.125%,
		due 08/15/08	78,038
25,000		Pemex Project Funding
		Master Trust, 8.625%,
		due 02/01/22	30,875
65,000	C	Premcor Refining Group,
		Inc., 9.500%, due 02/01/13	75,075
40,000	C,L	Range Resources Corp.,
		6.375%, due 03/15/15	40,000
50,000	C	Stone Energy Corp.,
		6.750%, due 12/15/14	48,875
572,000	@@,#	Tengizchevroil Finance Co.
		SARL, 6.124%,
		due 11/15/14	587,730
72,000	C	Tesoro Corp., 8.000%,
		due 04/15/08	76,320
			5,208,578
		Oil and Gas Services: 0.0%
153,000	@@,C	Titan Petrochemicals Group
		Ltd., 8.500%, due 03/18/12	139,995
			139,995
		Packaging and Containers: 1.1%
25,000	#,C	AEP Industries, Inc., 7.875%,
		due 03/15/13	25,180
$150,000	C	Owens-Brockway Glass
		Container, Inc., 6.750%,
		due 12/01/14	$187,953
155,000	C	Owens-Brockway Glass
		Container, Inc., 7.750%,
		due 05/15/11	165,463
72,000	C	Owens-Brockway Glass
		Container, Inc., 8.750%,
		due 11/15/12	79,740
475,000	C,L	Owens-Brockway Glass
		Container, Inc., 8.875%,
		due 02/15/09	507,063
1,905,000	L	Owens-Illinois, Inc., 7.350%,
		due 05/15/08	1,985,962
695,000	L	Owens-Illinois, Inc., 8.100%,
		due 05/15/07	726,275
100,000	C	Pliant Corp., 11.125%,
		due 09/01/09	98,000
150,000	C,L	Solo Cup Co., 8.500%,
		due 02/15/14	141,000
55,000	#,C	Tekni-Plex, Inc., 10.875%,
		due 08/15/12	59,675
			3,976,311
		Pharmaceuticals: 0.1%
365,000	@@,#,C	Fresenius Finance BV,
		7.750%, due 04/30/09	475,029
			475,029
		Pipelines: 0.4%
37,000	C,L	Dynegy Holdings, Inc.,
		8.750%, due 02/15/12	40,515
160,000	#,C	Dynegy Holdings, Inc.,
		10.125%, due 07/15/13	181,600
335,000	C,L	El Paso Corp., 7.875%,
		due 06/15/12	346,725
187,169	#,C	Kern River Funding Corp.,
		4.893%, due 04/30/18	191,896
155,000	C	Plains All American
		Pipeline LP, 5.625%,
		due 12/15/13	160,789
233,000	L	Tennessee Gas Pipeline Co.,
		7.500%, due 04/01/17	259,248
72,000	C,L	Williams Cos., Inc., 7.625%,
		due 07/15/19	81,360
181,000	C	Williams Cos., Inc., 8.750%,
		due 03/15/32	218,331
			1,480,464
		Real Estate Investment Trusts: 0.1%
100,000	#,C,L	Host Marriott LP, 6.375%,
		due 03/15/15	99,500
73,000		MeriStar Hospitality Corp.,
		9.125%, due 01/15/11	77,015
70,000	#,C	Trustreet Properties, Inc.,
		7.500%, due 04/01/15	71,925
			248,440
		Retail: 0.0%
50,000	C	Finlay Fine Jewelry Corp.,
		8.375%, due 06/01/12	45,313
100,000	@@,L,C	Jean Coutu Group, Inc.,
		8.500%, due 08/01/14	99,250
			144,563

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Savings and Loans: 0.0%
$65,000	C	Chevy Chase Bank FSB,
		6.875%, due 12/01/13	$67,438
			67,438
		Semiconductors: 0.2%
250,000	C	Advanced Micro Devices,
		Inc., 7.750%, due 11/01/12	247,500
210,000	C,L	Freescale Semiconductor,
		Inc., 6.875%, due 07/15/11	223,650
60,000	C	Freescale Semiconductor,
		Inc., 7.125%, due 07/15/14	64,800
			535,950
		Telecommunications: 1.5%
48,000	C	AT&T Corp., 9.050%,
		due 11/15/11	55,560
100,000	C	AT&T Corp., 9.750%,
		due 11/15/31	130,625
136,000	C	Centennial Communications
		Corp., 10.125%,
		due 06/15/13	154,360
85,000	#,C	Cincinnati Bell, Inc.,
		7.000%, due 02/15/15	83,513
150,000	#,C	Cincinnati Bell, Inc.,
		8.375%, due 01/15/14	154,500
50,000	C,L	Cincinnati Bell, Inc.,
		8.375%, due 01/15/14	51,500
50,000	#,C,L	Dobson Cellular Systems,
		8.375%, due 11/01/11	52,750
215,000	@@,#,C	Intelsat Bermuda Ltd.,
		8.625%, due 01/15/15	227,900
75,000	C	L-3 Communications, Inc.,
		9.125%, due 05/01/08	62,625
240,000	L	Lucent Technologies, Inc.,
		6.450%, due 03/15/29	216,000
400,000	C	MCI, Inc., 7.688%,
		due 05/01/09	417,500
285,000	C	Nextel Communications,
		Inc., 6.875%, due 10/31/13	306,019
932,000	C	Nextel Communications,
		Inc., 7.375%, due 08/01/15	1,011,219
50,000	C	Nextel Partners, Inc.,
		8.125%, due 07/01/11	54,500
50,000	C	PanAmSat Holding Corp.,
		3.970%, due 11/01/14	34,625
100,000	C,L	Qwest Capital Funding, Inc.,
		7.900%, due 08/15/10	100,000
150,000	C	Qwest Corp., 8.875%,
		due 03/15/12	163,875
350,000	C	Qwest Services Corp.,
		13.500%, due 12/15/10	406,000
425,000	C	Qwest Services Corp.,
		14.000%, due 12/15/14	517,438
280,000	@@,C	Rogers Wireless
		Communications, Inc.,
		6.135%, due 12/15/10	293,300
568,000	@@,C	Rogers Wireless
		Communications, Inc.,
		7.500%, due 03/15/15	620,539
68,000	C	SBA Communications Corp.,
		1.210%, due 12/15/11	62,900
50,000	C	SBA Communications Corp.,
		8.500%, due 12/01/12	54,125
$95,000	#,C	Time Warner Telecom
		Holdings, Inc., 9.250%,
		due 02/15/14	$92,150
25,000	C,L	Time Warner Telecom, Inc.,
		10.125%, due 02/01/11	25,125
40,000	#,C,L	Valor Telecommunications
		Enterprises LLC, 7.750%,
		due 02/15/15	39,500
			5,388,148
		Textiles: 0.1%
203,000	#,C,L	INVISTA, 9.250%,
		due 05/01/12	222,793
			222,793
		Trucking and Leasing: 0.1%
170,000	#,C	Greenbrier Cos., Inc.,
		8.375%, due 05/15/15	173,825
			173,825
		Total Corporate Bonds/Notes
		(Cost $63,142,994)	63,659,882

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.1%
		Federal Home Loan Bank: 0.2%
550,000		3.125%, due 11/15/06	544,884
			544,884
		Federal Home Loan Mortgage
		Corporation: 3.1%
1,300,816	^,C	2.720%, due 03/15/29	111,861
2,050,000		2.750%, due 08/15/06	2,027,406
930,000	^	2.820%, due 07/15/25	42,722
666,000		3.625%, due 09/15/06	664,894
500,000	L	3.625%, due 02/15/07	498,841
141,000		3.750%, due 07/15/09	179,035
1,205,000		4.125%, due 07/12/10	1,210,306
714,771		4.500%, due 02/01/18	712,711
302,606		4.500%, due 02/01/20	301,554
1,427,903	^,C	4.610%, due 03/15/29	127,201
230,000	L	4.875%, due 03/15/07	234,281
67,092		5.000%, due 01/01/20	67,907
468,741		5.000%, due 02/01/20	474,436
404,209		5.500%, due 01/01/18	415,131
644,438		5.500%, due 12/01/32	654,413
356,035		5.500%, due 12/01/34	361,353
297,683		5.500%, due 12/01/34	302,129
426,792		6.000%, due 09/01/24	440,042
102,867	C	6.000%, due 03/15/30	103,535
368,167		6.000%, due 02/01/34	377,873
223,932		6.000%, due 09/01/34	229,836
195,597		6.000%, due 10/01/34	200,753
171,874		6.000%, due 11/01/34	176,405
175,947		6.000%, due 12/01/34	180,586
295,478		6.000%, due 01/01/35	303,258
122,318		6.500%, due 04/01/18	127,309
65,172		6.500%, due 08/01/32	67,629
80,042		6.500%, due 07/01/34	82,905
154,494		6.500%, due 07/01/34	160,019
500,000		6.625%, due 09/15/09	550,994
156,576	^,C	7.000%, due 03/15/28	24,753
945,816	^,C	7.000%, due 04/15/28	145,039
			11,557,117

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Federal National Mortgage
		Association 11.6%
$181,000	C	3.010%, due 06/02/06	$179,658
570,000		3.250%, due 07/31/06	566,937
4,750,000	L	3.250%, due 11/15/07	4,689,528
600,000	^	3.430%, due 07/25/35	36,563
208,000	C	3.750%, due 05/15/07	207,461
910,072	^	3.850%, due 05/25/35	55,875
518,000		3.870%, due 01/31/07	487,689
271,511	^	3.900%, due 05/25/35	18,185
120,000	L	4.000%, due 09/02/08	120,010
327,000		4.250%, due 07/15/07	330,060
1,642,000		4.500%, due 07/15/19	1,634,816
465,711		4.500%, due 02/01/20	464,101
400,000		4.500%, due 07/25/25	388,000
240,000		5.000%, due 02/25/18	245,345
212,778		5.000%, due 06/01/18	215,395
530,994		5.000%, due 11/01/18	537,525
765,082		5.000%, due 08/01/19	774,300
286,620		5.000%, due 04/01/34	287,112
1,400,000		5.000%, due 07/15/34	1,400,437
1,013,000		5.000%, due 08/15/34	1,011,101
780,000		5.500%, due 03/15/11	837,693
712,000		5.500%, due 07/15/19	730,912
302,577		5.500%, due 09/01/19	310,900
222,436		5.500%, due 09/01/19	228,555
698,000		5.500%, due 03/25/23	729,156
992,000		5.500%, due 04/25/23	1,035,151
622,964		5.500%, due 09/01/24	635,929
841,487		5.500%, due 02/01/33	854,275
248,322		5.500%, due 03/01/33	252,024
388,942		5.500%, due 11/01/33	394,741
222,266		5.500%, due 12/01/33	225,579
443,479		5.500%, due 02/01/34	449,944
145,731		5.500%, due 11/01/34	147,855
793,692		5.500%, due 12/01/34	805,262
453,045		5.500%, due 03/01/35	459,658
319,863		6.000%, due 06/01/17	330,933
2,165,000		6.000%, due 07/15/20	2,238,744
779,805		6.000%, due 07/01/34	799,990
542,272		6.000%, due 08/01/34	556,308
239,510		6.500%, due 12/01/28	248,797
237,297		6.500%, due 05/01/32	246,067
9,915,000		6.500%, due 07/15/33	10,262,024
287,314		6.500%, due 08/01/34	298,117
223,895		6.500%, due 11/01/34	231,859
190,254		6.500%, due 01/01/35	197,021
3,135,000		6.625%, due 09/15/09	3,457,827
280,000		6.625%, due 11/15/30	364,616
259,743	^	6.870%, due 02/25/33	25,551
69,738		7.000%, due 09/01/14	73,105
245,744		7.000%, due 11/01/17	257,617
263,095		7.000%, due 02/01/32	278,081
219,619		7.000%, due 10/01/34	231,673
648,000		7.250%, due 01/15/10	735,513
285,000	L	7.250%, due 05/15/30	396,987
			42,978,562
		Federal National Mortgage
		Association STRIPS: 0.2%
581,935	^	5.500%, due 04/01/33	104,504
3,107,804	^	5.500%, due 06/01/33	558,578
875,332	^	6.000%, due 08/01/32	146,578
378,801	^	7.000%, due 02/01/28	68,326
			877,986
		Government National Mortgage
		Association: 0.7%
$691,469		5.000%, due 04/15/34	$697,884
552,780		5.500%, due 04/15/33	565,311
116,847		5.500%, due 07/15/33	119,496
250,680		5.500%, due 04/15/34	256,329
594,991		6.000%, due 10/20/34	613,016
281,445		6.500%, due 02/20/35	293,027
			2,545,063
		Other U.S. Government Agency
		Obligations: 1.3%
2,233,000		Residual Funding STRIP,
		6.340%, due 01/15/21	1,116,643
3,251,000		Tennessee Valley Authority,
		6.790%, due 05/23/12	3,769,018
			4,885,661
		Total U.S. Government
		Agency Obligations
		(Cost $63,249,047)	63,389,273
U.S. TREASURY OBLIGATIONS: 7.3%
		U.S. Treasury Bonds: 3.1%
70,000	L	5.250%, due 02/15/29	80,082
1,095,000	L	5.375%, due 02/15/31	1,292,443
134,000	L	5.500%, due 08/15/28	157,843
1,090,000	L	6.250%, due 08/15/23	1,358,711
1,530,000	L	6.250%, due 05/15/30	1,993,363
1,116,000	L	7.250%, due 05/15/16	1,429,396
955,000	L	7.250%, due 08/15/22	1,299,845
1,370,000	L	7.500%, due 11/15/16	1,796,038
821,000	L	8.875%, due 08/15/17	1,193,497
705,000	L	8.875%, due 02/15/19	1,048,275
			11,649,493
		U.S. Treasury Inflation
		Indexed Bonds: 0.0%
85,000		2.375%, due 01/15/25	95,815
			95,815
		U.S. Treasury Notes: 4.2%
175,000	L	2.375%, due 08/15/06	172,772
703,000	L	2.500%, due 09/30/06	693,884
798,000	L	2.500%, due 10/31/06	786,903
1,865,000	L	2.625%, due 11/15/06	1,841,033
2,280,000	L	2.750%, due 08/15/07	2,238,676
2,460,000	L	3.000%, due 02/15/08	2,420,890
1,205,000	L	3.125%, due 01/31/07	1,195,869
275,000	L	3.375%, due 02/15/08	273,088
75,000	L	3.500%, due 02/15/10	74,271
225,000	L	4.000%, due 03/15/10	227,522
125,000	L	4.000%, due 04/15/10	126,406
1,965,000	L	4.000%, due 02/15/15	1,972,601
1,625,000	L	5.000%, due 08/15/11	1,732,975
1,575,000	L	5.750%, due 08/15/10	1,721,858
			15,478,748
		Total U.S. Treasury
		Obligations (Cost
		$26,640,769)	27,224,056

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
ASSET-BACKED SECURITIES: 1.0%
		Automobile Asset-Backed
		Securities: 0.6%
$40,000	#,C	AESOP Funding II LLC,
		3.150%, due 04/20/08	$40,074
150,000	C	BMW Vehicle Owner Trust,
		3.660%, due 12/26/07	149,953
160,000	C	Capital Auto Receivables
		Asset Trust, 3.730%,
		due 07/16/07	160,050
280,000	C	Chase Manhattan Auto
		Owner Trust, 3.720%,
		due 12/15/07	279,608
66,042	C	Daimler Chrysler Auto Trust,
		2.620%, due 06/08/07	65,817
150,000	C	Daimler Chrysler Auto Trust,
		3.170%, due 09/08/07	149,619
290,000	C	Daimler Chrysler Auto Trust,
		3.750%, due 12/08/07	289,998
16,655	C	Daimler Chrysler Auto Trust,
		3.780%, due 02/06/07	16,667
37,769	C	Daimler Chrysler Auto Trust,
		4.490%, due 10/06/08	37,876
90,000	C	Ford Credit Auto
		Owner Trust, 3.480%,
		due 11/17/08	89,469
130,000	C	Ford Credit Auto
		Owner Trust, 3.780%,
		due 09/15/07	129,975
60,000	C	Honda Auto Receivables
		Owner Trust, 3.210%,
		due 05/21/07	59,854
260,000	C	Honda Auto Receivables
		Owner Trust, 3.730%,
		due 10/18/07	260,000
207,422	C	Onyx Acceptance
		Grantor Trust, 4.710%,
		due 03/15/09	208,020
223,480	C	Toyota Auto Receivables
		Owner Trust, 4.390%,
		due 05/15/09	223,958
110,000	C	Volkswagen Auto
		Lease Trust, 3.520%,
		due 04/20/07	109,852
79,663	C	WFS Financial Owner Trust,
		4.500%, due 02/20/10	79,997
			2,350,787
		Credit Card Asset-Backed
		Securities: 0.0%
120,000	C	Citibank Credit Card
		Issuance Trust, 5.650%,
		due 06/16/08	121,990
			121,990
		Home Equity Asset-Backed
		Securities: 0.1%
44,825	C	Centex Home Equity,
		4.050%, due 03/28/35	44,742
240,000	C	Centex Home Equity,
		4.196%, due 06/25/35	239,850
			284,592
		Other Asset-Backed Securities: 0.3%
$130,000	C	Chase Funding Mortgage
		Loan Asset-Backed
		Certificates, 2.427%,
		due 06/25/19	$129,367
25,720	C	Chase Funding Mortgage
		Loan Asset-Backed
		Certificates, 2.451%,
		due 11/25/18	25,623
250,000	C	Countrywide Asset-Backed
		Certificates, 4.317%,
		due 06/28/35	249,975
20,000	C	Equity One ABS, Inc.,
		3.800%, due 07/25/34	19,854
30,000	C	Popular ABS Mortgage
		Pass-Through Trust,
		3.914%, due 05/25/35	29,776
40,000	C	Popular ABS Mortgage
		Pass-Through Trust,
		4.415%, due 04/25/35	40,040
200,000	C	Residential Asset Mortgage
		Products, Inc., 4.450%,
		due 07/25/28	200,532
366,065	C	Structured Asset
		Securities Corp., 5.180%,
		due 03/26/35	368,000
			1,063,167
		Total Asset-Backed Securities
		(Cost $3,825,806)	3,820,536
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
		Commercial Mortgage-Backed
		Securities: 0.6%
290,000	C	Banc of America Commercial
		Mortgage, Inc., 4.501%,
		due 07/10/43	291,812
100,000	C	Banc of America Commercial
		Mortgage, Inc., 4.512%,
		due 12/10/42	100,390
350,000	C	Banc of America Commercial
		Mortgage, Inc., 4.783%,
		due 07/10/42	356,015
50,000	C	Bear Stearns Commercial
		Mortgage Securities,
		4.945%, due 02/11/41	51,399
382,645		Fannie Mae, 6.500%,
		due 10/25/31	397,548
12,692	C	Freddie Mac, 4.500%,
		due 04/15/22	12,691
150,225	C	Freddie Mac, 5.500%,
		due 03/15/22	151,228
40,000	C	General Electric Capital
		Commercial Mortgage Corp.,
		4.578%, due 06/10/48	40,331
233,000	C	GMAC Commercial
		Mortgage Securities, Inc.,
		7.105%, due 05/15/30	249,363
80,000	C	Greenwich Capital
		Commercial Funding Corp.,
		4.305%, due 08/10/42	80,026
70,000	C	J.P. Morgan Chase
		Commercial Mortgage
		Securities Corp., 4.575%,
		due 07/15/42	70,540

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Commercial Mortgage-Backed
		Securities (continued)
$130,000	C	Wachovia Bank Commercial
		Mortgage Trust, 4.380%,
		due 10/15/41	$130,435
150,000	C	Wachovia Bank Commercial
		Mortgage Trust, 4.782%,
		due 03/15/42	152,813
			2,084,591
		Whole Loan Collateralized
		Mortgage Obligations: 0.4%
95,811	C	Banc of America Mortgage
		Securities, 4.994%,
		due 06/25/35	95,866
140,366	C	Countrywide Alternative
		Loan Trust, 6.500%,
		due 08/25/32	143,437
67,884	C	MASTR Alternative
		Loans Trust, 6.000%,
		due 07/25/34	69,313
657,595	C	MASTR Seasoned
		Securities Trust, 6.500%,
		due 08/25/32	670,336
241,063	C	Residential Accredit Loans,
		Inc., 5.750%, due 01/25/33	244,367
236,162	C	Washington Mutual, Inc.,
		4.852%, due 05/25/35	236,839
119,922	C	Wells Fargo Mortgage
		Backed Securities Trust,
		0.000%, due 01/25/35	119,955
			1,580,113
		Total Collateralized
		Mortgage Obligations
		(Cost $3,658,258)	3,664,704
OTHER BONDS: 26.1%
		Regional (State/Province): 1.2%
1,920,000	@@	Johor Corp., 1.000%,
		due 07/31/12	530,962
4,849,000	@@	Queensland Treasury Corp.,
		6.000%, due 07/14/09	3,797,409
			4,328,371
		Sovereign: 24.9%
1,082,400	@@,I	Argentina Bonos, 2.000%,
		due 02/04/18	483,188
2,492,000	@@	Argentina Bonos, 3.010%,
		due 08/03/12	2,268,139
475,000	@@,I	Argentina Government
		Intl. Bond, 5.830%,
		due 12/31/33	167,531
1,160,000	@@,#	Austria Government Bond,
		5.000%, due 07/15/12	1,595,174
450,000	@@	Austria Government Bond,
		6.250%, due 07/15/27	759,102
760,000	@@	Belgium Government Bond,
		5.000%, due 09/28/11	1,039,805
54,000	@@	Belgium Government Bond,
		5.750%, due 03/28/08	71,552
421,000	@@	Belgium Government Bond,
		6.250%, due 03/28/07	545,939
$2,663,002	@@,C,L	Brazilian Government
		Intl. Bond, 8.000%,
		due 04/15/14	$2,744,876
1,155,000	@@	Brazilian Government
		Intl. Bond, 8.750%,
		due 02/04/25	1,187,918
181,000	@@	Bundesobligation,
		4.500%, due 08/17/07	230,137
792,000	@@	Canadian Government Bond,
		5.000%, due 06/01/14	707,840
600,000	@@,L	Colombia Government
		Intl. Bond, 8.250%,
		due 12/22/14	646,500
20,000	@@,L	Colombia Government
		Intl. Bond, 10.750%,
		due 01/15/13	24,420
146,000	@@	Colombia Government
		Intl. Bond, 11.375%,
		due 01/31/08	209,255
435,000,000	@@	Colombia Government
		Intl. Bond, 11.750%,
		due 03/01/10	198,561
1,189,000,000	@@	Colombia Government
		Intl. Bond, 12.000%,
		due 10/22/15	530,898
8,705,000	@@	Deutsche Bundesrepublik,
		3.750%, due 07/04/13	11,157,598
4,070,000	@@	Deutsche Bundesrepublik,
		5.000%, due 07/04/11	5,565,630
1,569,000	@@	Deutsche Bundesrepublik,
		5.250%, due 01/04/11	2,158,611
166,000	@@	Deutsche Bundesrepublik,
		5.375%, due 01/04/10	226,043
105,000	@@	Finland Government Bond,
		5.375%, due 07/04/13	149,328
2,355,000	@@	France Government
		Bond OAT, 4.000%,
		due 10/25/13	3,064,765
140,000	@@	France Government
		Bond OAT, 5.500%,
		due 10/25/07	182,410
554,000	@@	France Government
		Bond OAT, 5.500%,
		due 10/25/10	767,908
427,000	@@	France Government
		Bond OAT, 5.750%,
		due 10/25/32	701,633
184,000	@@	French Treasury Note BTAN,
		5.000%, due 01/12/06	226,092
69,000	@@	Israel Government
		AID Bond, 5.500%,
		due 12/04/23	77,535
2,420,000	@@	Israel Government Bond -
		Shahar, 7.500%,
		due 03/31/14	579,241
149,000	@@	Italy Buoni Poliennali
		Del Tesoro, 4.500%,
		due 03/01/07	187,599
335,000	@@	Italy Buoni Poliennali
		Del Tesoro, 5.250%,
		due 12/15/05	411,291
530,250,000	@@	Japan Government
		Five Year Bond, .400%,
		due 06/20/06	4,802,890
577,000,000	@@	Japan Government Ten
		Year Bond, 1.400%,
		due 06/20/12	5,456,880

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Sovereign (continued)
$1,525,000	@@	Malaysia Government Bond,
		4.720%, due 09/30/15	$416,505
2,395,000	@@	Mexican Bonos, 8.000%,
		due 12/19/13	205,941
2,984,000	@@	Mexican Bonos, 8.000%,
		due 12/07/23	237,365
4,452,000	@@	Mexican Bonos, 9.500%,
		due 12/18/14	417,605
286,000	@@	Mexico Cetes, 0.000%,
		due 10/13/05	258,315
550,000	@@	Mexico Government
		Intl. Bond, 4.625%,
		due 10/08/08	554,263
770,000	@@,L	Mexico Government
		Intl. Bond, 6.625%,
		due 03/03/15	849,310
20,000,000	@@	Mexico Government
		Intl. Bond, 6.750%,
		due 06/06/06	191,384
168,000	@@	Mexico Government
		Intl. Bond, 7.500%,
		due 01/14/12	190,932
67,000	@@	Mexico Government
		Intl. Bond, 7.500%,
		due 04/08/33	77,050
50,000	@@	Mexico Government
		Intl. Bond, 8.300%,
		due 08/15/31	62,375
110,000	@@	Netherlands Government
		Bond, 5.500%,
		due 01/15/28	171,361
1,100,000	@@	New Zealand Government
		Bond, 7.000%,
		due 07/15/09	796,904
287,000	@@	Panama Government
		Intl. Bond, 9.375%,
		due 01/16/23	355,880
450,000	@@	Panama Government
		Intl. Bond, 9.375%,
		due 04/01/29	559,125
20,000	@@	Panama Government
		Intl. Bond, 10.750%,
		due 05/15/20	27,200
220,150	@@,+	Peru Government
		Intl. Bond, 5.000%,
		due 03/07/17	211,498
240,000	@@	Peru Government
		Intl. Bond, 9.000%,
		due 01/31/12	78,537
635,000	@@,L	Peru Government
		Intl. Bond, 9.875%,
		due 02/06/15	788,988
3,110,000	@@	Peru Government
		Intl. Bond, 9.910%,
		due 05/05/15	1,054,743
270,000	@@	Peru Government
		Intl. Bond, 12.250%,
		due 08/10/11	102,110
885,000	@@,L	Philippine Government
		Intl. Bond, 8.875%,
		due 03/17/15	927,038
750,000	@@	Philippine Government
		Intl. Bond, 9.500%,
		due 02/02/30	767,250
715,000	@@	Poland Government Bond,
		6.000%, due 05/24/09	224,206
$590,000	@@	Portugal Obrigacoes
		Do Tesouro OT, 3.250%,
		due 07/15/08	$734,692
210,000	@@	Portugal Obrigacoes
		Do Tesouro OT, 4.875%,
		due 08/17/07	268,693
795,000	@@	Portugal Obrigacoes
		Do Tesouro OT, 5.850%,
		due 05/20/10	1,105,557
462,000	@@	Republic of Bulgaria,
		8.250%, due 01/15/15	582,859
57,000	@@,#	Republic of Bulgaria,
		8.250%, due 01/15/15	71,891
88,000	@@,+,C	Republic of Ecuador,
		8.000%, due 08/15/30	73,700
397,000	@@,#,+,L	Russia Government
		Intl. Bond, 5.000%,
		due 03/31/30	446,625
2,540,000	@@,+	Russia Government
		Intl. Bond, 5.000%,
		due 03/31/30	2,841,930
263,000	@@	Russian Ministry of Finance,
		3.000%, due 05/14/08	248,798
650,000	@@	Russian Ministry of Finance,
		3.000%, due 05/14/11	571,285
11,462,000	@@	South Africa Government
		Bond, 10.500%,
		due 12/21/26	2,224,353
10,000,000	@@	South Africa Government
		Bond, 13.000%,
		due 08/31/10	1,839,173
945,000	@@	South Africa Government
		Bond, 13.500%,
		due 09/15/15	194,859
2,314,000	@@	Spain Government Bond,
		5.350%, due 10/31/11	3,226,186
327,000	@@	Spain Government Bond,
		5.750%, due 07/30/32	535,897
35,670,000	@@	Sweden Government Bond,
		5.250%, due 03/15/11	5,229,258
995,000	@@	Turkey Government
		Intl. Bond, 7.000%,
		due 06/05/20	977,588
404,000	@@	Turkey Government
		Intl. Bond, 7.250%,
		due 03/15/15	418,140
827,000	@@,L	Turkey Government
		Intl. Bond, 11.875%,
		due 01/15/30	1,200,184
5,217,000	@@	United Kingdom GILT,
		4.000%, due 03/07/09	9,344,789
373,000	@@	Venezuela Government
		Intl. Bond, 7.000%,
		due 03/16/15	449,501
1,070,000	@@	Venezuela Government
		Intl. Bond, 9.250%,
		due 09/15/27	1,124,570
			92,362,702
		Total Other Bonds
		(Cost $98,559,073)	96,691,073
		Total Long-Term Investments
		(Cost $274,549,328)	274,398,979

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 36.5%
		U.S. Government Obligations: 18.6%
$69,000,000		Federal Home Loan Bank,
		2.300%, due 07/01/05		$68,995,591
		Total U.S. Government
		Obligations (Cost
		$69,000,000)		68,995,591
		U.S. Treasury Obligations: 1.2%
4,390,000	L	United States Treasury Bill,
		2.700%, due 08/04/05		4,378,499
		Total U.S. Treasury
		Obligations (Cost
		$4,378,488)		4,378,499
		Securities Lending
		Collateralcc: 16.7%
61,938,050		The Bank of New York
		Institutional Cash
		Reserves Fund		61,938,050
		Total Securities Lending
		Collateral (Cost
		$61,938,050)		61,938,050
		Total Short-Term
		Investments (Cost
		$135,316,538)		135,312,140
		Total Investments In
		Securities (Cost
		$409,865,866)*	110.5%	$409,711,119
		Other Assets and
		Liabilities-Net	(10.5)	(38,829,307)
		Net Assets	100.0%	$370,881,812

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees (Note 2A).

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
^	Interest Only (IO) Security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $409,872,134. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,933,246
	Gross Unrealized Depreciation	(4,094,261)
	Net Unrealized Depreciation	$(161,015)

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS
Call Options Written
4925	AUD Call Swaption	08/11/10	5.78	$(36,192)
400	MXN Call Swaption	10/12/05	11.449	(1,712)
	Total Liability for
	Call Options Written
	(Premiums received $17,965)			$(37,904)
	Total Written Options
	(Premiums received $17,965)			$(37,904)

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
BRL
Brazilian Real
612,000	Buy	03/07/06	199,739	241,668	41,929
BRL
Brazilian Real
790,000	Buy	04/28/06	272,414	311,957	39,543
BRL
Brazilian Real
2,230,000	Buy	11/03/05	813,470	898,024	84,554
BRL
Brazilian Real
1,200,000	Buy	07/05/05	489,077	507,145	18,068
BRL
Brazilian Real
3,500,000	Buy	07/25/05	1,452,282	1,467,432	15,150
BRL
Brazilian Real
1,200,000	Buy	08/02/05	504,414	501,433	(2,981)
CAD
Canadian Dollar
1,020,000	Buy	09/27/05	830,463	834,654	4,191
CLP
Chilean Peso
295,000,000	Buy	07/25/05	509,763	509,220	(543)
CZK
Czech Republic Koruna
12,800,000	Buy	08/23/05	535,879	516,864	(19,015)
EUR
Euro
830,000	Buy	09/09/05	1,102,074	1,007,607	(94,467)
EUR
Euro
3,020,000	Buy	09/09/05	3,967,646	3,666,233	(301,413)
EUR
Euro
3,500,000	Buy	07/15/05	4,220,055	4,239,463	19,408
GBP
British Pound Sterling
1,250,000	Buy	07/06/05	2,323,007	2,240,036	(82,971)

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Hungarian Forint
HUF
308,000,000	Buy	07/25/05	1,500,170	1,505,916	5,746
Japanese Yen
JPY
301,000,000	Buy	07/05/05	2,833,952	2,717,642	(116,310)
Japanese Yen
JPY
336,000,000	Buy	07/22/05	3,227,684	3,038,508	(189,176)
Japanese Yen
JPY
755,000,000	Buy	11/16/05	7,196,644	6,909,851	(286,793)
Japanese Yen
JPY
1,184,000,000	Buy	11/17/05	11,236,216	10,837,251	(398,965)
Japanese Yen
JPY
38,000,000	Buy	11/28/05	352,907	348,219	(4,688)
Korean Won
KRW
774,000,000	Buy	07/11/05	763,694	748,898	(14,796)
Korean Won
KRW
3,869,000,000	Buy	09/29/05	3,826,904	3,743,985	(82,919)
Korean Won
KRW
1,209,000,000	Buy	09/28/05	1,194,074	1,169,924	(24,150)
Mexican Peso
MXN
16,300,000	Buy	07/25/05	1,496,236	1,504,856	8,620
Norwegian Krone
NOK
15,550,000	Buy	07/15/05	2,439,216	2,379,749	(59,467)
Slovak Koruna
SKK
13,300,000	Buy	08/12/05	441,054	420,220	(20,834)
Slovak Koruna
SKK
31,420,000	Buy	12/05/05	989,287	996,868	7,581
Slovak Koruna
SKK
4,550,000	Buy	09/21/05	145,043	143,918	(1,125)
New Turkish Lira
TRY
2,030,000	Buy	07/25/05	1,481,211	1,507,707	26,496
New Turkish Lira
TRY
555,000	Buy	07/06/05	404,018	414,766	10,748
South African Rand
ZAR
10,100,000	Buy	07/25/05	1,492,648	1,509,468	16,820
					(1,401,759)
British Pound Sterling
GBP
140,000	Sell	07/06/05	262,108	250,884	11,224
British Pound Sterling
GBP
140,000	Sell	07/06/05	260,709	250,884	9,825
Euro
EUR
1,660,000	Sell	09/09/05	2,148,472	2,015,214	133,258
Euro
EUR
1,930,000	Sell	07/05/05	2,514,327	2,336,956	177,371
British Pound Sterling
GBP
140,000	Sell	07/06/05	263,028	250,884	12,144
Euro
EUR
20,000	Sell	09/09/05	25,575	24,280	1,295
Japanese Yen
JPY
42,000,000	Sell	07/05/05	391,131	379,206	11,925
British Pound Sterling
GBP
140,000	Sell	07/06/05	263,694	250,884	12,810
Japanese Yen
JPY
86,000,000	Sell	07/22/05	810,556	777,713	32,843
Euro
EUR
660,000	Sell	09/09/05	864,115	801,230	62,885
Japanese Yen
JPY
66,000,000	Sell	07/22/05	621,803	596,850	24,953
British Pound Sterling
GBP
60,000	Sell	07/06/05	114,228	107,522	6,706
Euro
EUR
3,020,000	Sell	09/09/05	3,898,729	3,666,232	232,497
Euro
EUR
310,000	Sell	09/09/05	402,715	376,335	26,380
British Pound Sterling
GBP
30,000	Sell	07/06/05	56,961	53,761	3,200
British Pound Sterling
GBP
3,715,000	Sell	11/09/05	7,023,319	6,636,308	387,011
Japanese Yen
JPY
38,000,000	Sell	07/05/05	364,781	343,091	21,690
British Pound Sterling
GBP
155,000	Sell	11/09/05	283,128	276,885	6,243
Japanese Yen
JPY
184,000,000	Sell	07/22/05	1,725,383	1,663,945	61,438
Japanese Yen
JPY
184,000,000	Sell	09/09/05	1,734,540	1,672,220	62,320
Euro
EUR
2,110,000	Sell	11/22/05	2,666,343	2,570,552	95,791
Euro
EUR
4,030,000	Sell	11/21/05	5,096,539	4,909,389	187,150
Euro
EUR
410,000	Sell	12/05/05	505,694	499,814	5,880
Australian Dollar
AUD
4,990,000	Sell	12/05/05	3,702,580	3,771,239	(68,659)
Euro
EUR
11,555,000	Sell	11/23/05	14,222,356	14,077,824	144,532
Euro
EUR
180,000	Sell	09/09/05	221,817	218,517	3,300
Japanese Yen
JPY
16,000,000	Sell	09/09/05	149,052	145,410	3,642
British Pound Sterling
GBP
10,000	Sell	07/06/05	18,144	17,920	224

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Euro
EUR
1,200,000	Sell	03/08/06	1,488,552	1,464,468	24,084
British Pound Sterling
GBP
600,000	Sell	03/08/06	1,083,558	1,071,000	12,558
Japanese Yen
JPY
120,000,000	Sell	03/08/06	1,154,734	1,102,987	51,747
Euro
EUR
400,000	Sell	12/05/05	485,756	487,623	(1,867)
British Pound Sterling
GBP
600,000	Sell	07/06/05	1,093,746	1,075,217	18,529
Swiss Franc
CHF
1,870,000	Sell	07/25/05	1,470,230	1,462,414	7,816
CZK
Czech Republic Koruna
36,900,000	Sell	07/25/05	1,495,732	1,487,826	7,906
Japanese Yen
JPY
162,000,000	Sell	07/25/05	1,494,948	1,465,409	29,539
Norwegian Krone
NOK
9,700,000	Sell	07/25/05	1,495,681	1,485,003	10,678
Taiwan Dollar
TWD
46,900,000	Sell	07/25/05	1,496,204	1,482,668	13,536
Colombian Peso
COP
455,000,000	Sell	07/26/05	195,699	195,148	551
Colombian Peso
COP
455,000,000	Sell	07/25/05	195,699	195,168	531
Norwegian Krone
NOK
27,800,000	Sell	07/15/05	4,217,041	4,254,470	(37,429)
New Zealand Dollar
NZD
1,180,000	Sell	09/27/05	827,723	814,012	13,711
Euro
EUR
1,880,000	Sell	11/22/05	2,297,651	2,290,350	7,301
Japanese Yen
JPY
755,000,000	Sell	11/16/05	6,935,730	6,909,851	25,879
Japanese Yen
JPY
38,000,000	Sell	11/28/05	349,760	348,219	1,541
Euro
EUR
33,000,000	Sell	11/17/05	303,019	302,052	967
Euro
EUR
1,930,000	Sell	07/15/05	2,334,296	2,337,761	(3,465)
					1,853,991

Information concerning open futures contracts for the ING Oppenheimer Strategic Income Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain/(Loss)
Australian
SPI 200 Index
Future	8	$651,419	09/15/05	$5,665
Euro-Bond Future	6	897,091	09/08/05	5,949
DAX Index Future	1	139,906	09/16/05	212
S&P/MIB Index
Future	3	588,648	09/16/05	(692)
U.K. GILT Future	2	409,288	09/28/05	2,750
Hang Seng Index
Future	7	639,728	07/28/05	(1,601)
10-Year JGB
Mini Future	6	764,931	09/08/05	1,485
NASDAQ 100
E-Mini	40	1,202,400	09/16/05	(34,190)
U.S. 10 Year
Treasury Note	23	2,609,781	09/21/05	20,310
U.S. Long Bond
Future	22	2,612,500	09/21/05	14,665
		$10,515,692		$14,553

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain/(Loss)
S&P/TSE 60 Index	7	$635,646	09/15/05	$(4,862)
CAC 40 Index	12	617,359	09/16/05	(5,160)
FTSE 100 Index	8	734,402	09/16/05	(8,199)
Japan 10 Year
Treasury Bond	2	2,548,506	09/08/05	(14,601)
NIKKEI 225 Index	15	1,564,841	09/08/05	(30,249)
S&P 500 Index	21	6,276,375	09/15/05	26,696
U.S. 2 Year
Treasury Note	19	3,946,062	09/30/05	(5,472)
U.S. 5 Year
Treasury Note	44	4,791,188	09/21/05	(5,620)
		$21,114,379		$(47,467)

Information concerning the Credit Default Swap Agreements outstanding for the ING Oppenheimer Strategic Income Portfolio at June 30, 2005, is shown below:

			Unrealized
	Termination		Appreciation
	Date	Notional Principal	(Depreciation)

Russian Federation
Receive $10,000,000
in the event of default
and pay 0.700%
Counterparty: Citigroup
Global Markets Ltd.	06/20/2007	2,710,000	$4,405

Russian Federation
Receive $10,000,000
in the event of default
and pay 1.090%
Counterparty: Citigroup
Global Markets Ltd.	06/20/2010	1,550,000	(4,954)

Bolivarian Republic of
Venezuela Receive
$550,000 in the event
of default and pay
6 month LIBOR plus
4.000%
Counterparty: Morgan
Stanley	05/20/2010	550,000	15,125
Total Credit Default Swap Agreements			$14,576

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Information concerning the Interest Rate Swap Agreements outstanding for the ING Oppenheimer Strategic Income Portfolio at June 30, 2005, is shown below:

				Unrealized
	Termination			Appreciation
	Date	Notional Principal		(Depreciation)

Received a fixed rate
equal to 4.480% and
pay a floating rate
based on 6 months
WIBOR.
Counterparty: Credit
Suisse First Boston	07/01/2010	PLN	265,000	$(214)

Received a fixed rate
equal to 17.180% and
pay a floating rate
based on 3 months
BRR-CDI.
Counterparty: Goldman
Sachs & Co.	01/02/2008	BRL	4,648,000	66,740

Received a fixed rate
equal to 10.290% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	06/04/2015	MXN	2,340,000	4,964

Receive a fixed rate
equal to 9.830% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	06/10/2010	MXN	3,760,000	(3,600)

Receive a fixed rate
equal to 10.430% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	05/09/2015	MXN	3,400,000	10,135

Receive a fixed rate
equal to 10.030% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	06/04/2010	MXN	5,400,000	(9,209)

Receive a fixed rate
equal to 10.300% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	05/09/2015	MXN	3,400,000	7,441

Receive a fixed rate
equal to 9.860% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	06/04/2010	MXN	5,400,000	(5,778)

Received a fixed rate
equal to 3.800% and
pay a floating rate
based on KWCDC.
Counterparty: Deutsche
Bank	05/24/2010	KRW	530,000,000	(2,414)

Receive a fixed rate
equal to 10.700% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	05/08/2015	MXN	4,060,000	18,732

Received a fixed rate
equal to 8.140% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Morgan
Stanley	05/18/2010	ZAR	2,210,000	$6,853

Received a fixed rate
equal to 5.460% and
pay a floating rate
based on 6 months
LIBOR.
Counterparty: Deutsche
Bank	05/13/2015	USD	730,000	(17,469)

Received a fixed rate
equal to 5.250% and
pay a floating rate
based on 6 months
LIBOR.
Counterparty: Deutsche
Bank	06/23/2015	USD	390,000	(10,209)

Received a fixed rate
equal to 2.470% and
pay a floating rate
based on 6 months
LIBOR.
Counterparty: Deutsche
Bank	04/25/2007	EUR	2,650,000	(522)

Received a fixed rate
equal to 3.604% and
pay a floating rate
based on 6 months
LIBOR.
Counterparty: Deutsche
Bank	04/25/2015	EUR	580,000	428

Received a fixed rate
equal to 5.520% and
pay a floating rate
based on 6 months
WIBOR.
Counterparty: Citigroup
Global Markets, Inc.	12/15/2014	PLN	20,000	231

Received a fixed rate
equal to 18.000% and
pay a floating rate
based on 6 months
BRR-CDI.
Counterparty: Goldman
Sachs & Co.	01/02/2007	BRL	599,000	654

Received a fixed rate
equal to 10.850% and
pay a floating rate
based on MXN-TIIE.
Counterparty: Goldman
Sachs & Co.	03/05/2015	MXN	800,000	4,451

Received a fixed rate
equal to 4.270% and
pay a floating rate
based on KWCDC.
Counterparty: Deutsche
Bank	03/04/2010	KRW	220,000,000	2,109

Received a fixed rate
equal to 4.270% and
pay a floating rate
based on KWCDC.
Counterparty: Deutsche
Bank	03/04/2010	KRW	220,000,000	2,109

See Accompanying Notes to Financial Statements

ING OPPENHEIMER	PORTFOLIO OF INVESTMENTS
STRATEGIC INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

				Unrealized
	Termination			Appreciation
	Date	Notional Principal		(Depreciation)
Received a fixed rate
equal to 4.280% and
pay a floating rate
based on KWCDC.
Counterparty: Deutsche
Bank	03/04/2010	KRW	110,000,000	$1,101

Received a fixed rate
equal to 4.240% and
pay a floating rate
based on KWCDC.
Counterparty: Deutsche
Bank	03/04/2010	KRW	274,000,000	2,283

Received a fixed rate
equal to 4.530% and
pay a floating rate
based on 6 months
WIBOR.
Counterparty: Lehman
Brothers	07/05/2010	PLN	1,950,000	—

Received a fixed rate
equal to 4.310% and
pay a floating rate
based on KWCDC.
Counterparty: Deutsche
Bank	03/04/2010	KRW	274,000,000	3,086

Received a fixed rate
equal to 3.047% and
pay a floating rate
based on
CDOR03 Index
Counterparty: Deutsche
Bank	01/28/2007	CAD	630,000	(1,871)

Received a fixed rate
equal to 3.830% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Deutsche
Bank	03/08/2015	EUR	1,490,000	$98,512

Received a fixed rate
equal to 4.816% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Deutsche
Bank	03/08/2015	USD	2,040,000	(95,266)

Received a fixed rate
equal to 5.500% and
pay a floating rate
based on 6 months
WIBOR.
Counterparty: Citigroup
Global Markets, Inc.	03/24/2010	PLN	32,000	382

Received a fixed rate
equal to 18.160% and
pay a floating rate
based on
BZDIOVRA Index
Counterparty: Goldman
Sachs & Co.	01/02/2008	BRR	497,000	45,137
Total Interest Rate Swap Agreements				$128,796
Total Swap Agreements				$143,372

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

* Excludes other assets and liabilities of (45.4)% of net assets and 18.5%

of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.5%
		Auto Manufacturers: 0.5%
$500,000		DaimlerChrysler NA
		Holding Corp., 3.200%,
		due 03/07/07	$498,652
700,000	C,L	General Motors Corp.,
		8.375%, due 07/15/33	588,000
			1,086,652
		Diversified Financial Services: 0.8%
150,000	L	CIT Group, Inc., 7.750%,
		due 04/02/12	176,162
100,000		Citigroup, Inc., 5.625%,
		due 08/27/12	106,970
600,000		Ford Motor Credit Co.,
		5.800%, due 01/12/09	570,020
100,000		Ford Motor Credit Co.,
		7.375%, due 02/01/11	97,520
100,000	L	General Motors Acceptance
		Corp., 5.850%, due 01/14/09	93,814
700,000		Goldman Sachs Group, Inc.,
		3.491%, due 07/23/09	704,289
100,000	C	Morgan Stanley, 5.300%,
		due 03/01/13	104,087
			1,852,862
		Electric: 0.3%
300,000	C	Columbus Southern Power Co.,
		6.600%, due 03/01/33	355,547
100,000	C	Entergy Gulf States, Inc.,
		3.600%, due 06/01/08	97,961
$118,000	C	Pacific Gas & Electric Co.,
		3.820%, due 04/03/06	$118,000
150,000	C	TXU Energy Co. LLC, 3.920%,
		due 01/17/06	149,981
			721,489
		Forest Products and Paper: 0.1%
300,000	@@	Smurfit Capital Funding PLC,
		6.750%, due 11/20/05	301,500
			301,500
		Lodging: 0.2%
300,000	C	Harrah’s Operating Co., Inc.,
		7.875%, due 12/15/05	305,250
			305,250
		Oil and Gas: 0.2%
100,000	L	Pemex Project Funding Master
		Trust, 7.375%, due 12/15/14	112,400
200,000		Pemex Project Funding Master
		Trust, 8.625%, due 02/01/22	247,000
100,000	#	Pemex Project Funding Master
		Trust, 9.250%, due 03/30/18	129,500
			488,900
		Pipelines: 0.1%
200,000	C,L	El Paso Corp., 7.750%,
		due 01/15/32	196,000
			196,000
		Telecommunications: 0.3%
24,000	C,L	AT&T Corp., 9.050%,
		due 11/15/11	27,780
30,000	C	New Cingular Wireless Services,
		Inc., 7.875%, due 03/01/11	34,906
200,000	C	Qwest Corp., 8.875%,
		due 03/15/12	218,500
400,000	C	SBC Communications, Inc.,
		4.125%, due 09/15/09	397,063
			678,249
		Total Corporate Bonds/Notes
		(Cost $5,484,021)	5,630,902

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.7%
		Federal Home Loan Mortgage
		Corporation: 6.9%
1,500,000		0.010%, due 08/15/33	1,497,188
270,023	C,I	0.040%, due 04/25/24	267,761
3,000,000		1.540%, due 09/22/05	2,989,286
1,433,459	C	2.750%, due 02/15/12	1,424,688
1,396,738	C	3.500%, due 03/15/10	1,395,347
66,222	C	3.500%, due 07/15/32	65,212
104,978	C	3.620%, due 05/15/29	105,111
99,000	C	4.000%, due 12/15/12	98,958
683,889	C	4.625%, due 03/25/24	709,000
155,149	C	5.000%, due 09/15/16	156,681
47,301		5.500%, due 08/01/07	48,036
257,052		5.500%, due 03/01/23	262,549
581,240		5.500%, due 05/01/23	593,670
142,457		5.500%, due 08/15/30	142,634
499,950		5.500%, due 05/01/35	507,404
3,999,602	S	5.500%, due 05/01/35	4,059,232
159,214		5.684%, due 04/01/32	164,865

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Federal Home Loan Mortgage
		Corporation (continued)
$11,561		6.000%, due 10/01/17	$11,958
58,065		6.000%, due 02/01/22	59,877
1,242,635		6.000%, due 03/01/23	1,281,220
3,689	C	6.500%, due 10/15/22	3,687
			15,844,364
		Federal National Mortgage
		Association: 46.8%
2,500,000		0.000%, due 07/15/34	2,534,375
1,000,000		0.010%, due 08/15/34	998,125
100,000		3.200%, due 08/31/05	99,452
3,900,000	S	2.966%, due 09/22/06	3,898,889
1,831,761	S	3.340%, due 04/25/35	1,832,897
240,524	C	3.361%, due 05/25/34	239,934
781,581		3.434%, due 03/25/34	782,658
423,928		3.500%, due 04/25/17	421,810
1,650,000		3.704%, due 10/01/44	1,667,160
1,436,545		4.000%, due 08/25/09	1,437,417
33,375		4.234%, due 02/01/20	34,198
45,079		4.660%, due 09/01/31	46,487
293,584		4.844%, due 04/25/24	303,407
211,507		4.960%, due 12/01/36	215,346
1,881,862	S	5.000%, due 04/25/14	1,886,081
171,188		5.000%, due 05/01/18	173,293
982,442		5.000%, due 11/01/18	994,525
581,454		5.000%, due 02/01/19	588,460
104,405		5.000%, due 08/01/19	105,663
576,100		5.000%, due 10/01/19	583,041
1,305,157		5.001%, due 09/01/34	1,322,022
70,240		5.500%, due 01/25/16	70,324
187,761		5.500%, due 03/01/16	193,002
346,537		5.500%, due 06/01/23	353,858
1,346,487		5.500%, due 11/01/33	1,366,563
482,428		5.500%, due 12/01/33	489,621
980,523	L	5.500%, due 04/01/34	995,142
62,000,000		5.500%, due 07/15/34	62,852,499
982,609		5.500%, due 11/01/34	996,933
1,352,264		5.500%, due 12/01/34	1,371,976
1,086,663		5.500%, due 01/01/35	1,102,504
10,167,895	S	5.500%, due 02/01/35	10,316,114
3,488,561	S	5.500%, due 05/01/35	3,539,483
344,642		5.731%, due 04/01/32	347,789
192,749		6.000%, due 04/01/17	199,419
454,811		6.000%, due 06/01/17	470,551
82,048		6.000%, due 01/01/18	84,887
57,455		6.000%, due 12/01/18	59,325
651,745		6.000%, due 04/01/22	671,769
1,445,201		6.000%, due 06/01/22	1,489,604
275,298		6.000%, due 01/01/23	283,756
18,396		6.250%, due 10/25/22	18,376
223,419		6.500%, due 03/01/17	232,757
54,807		6.500%, due 07/01/29	56,935
			107,728,427
		Government National Mortgage
		Association: 0.0%
79,657	C	3.636%, due 03/16/32	80,151
			80,151
		Total U.S. Government
		Agency Obligations
		(Cost $123,405,661)	123,652,942
U.S. TREASURY OBLIGATIONS: 20.5%
		U.S. Treasury Inflation Indexed
		Bonds: 2.7%
$1,400,000	S	1.875%, due 07/15/13	$1,515,515
2,600,000	L,S	2.000%, due 07/15/14	2,766,708
1,500,000	L,S	3.625%, due 01/15/08	1,912,467
			6,194,690
		U.S. Treasury Bonds: 7.4%
2,000,000	S	6.250%, due 08/15/23	2,493,048
300,000	L	7.250%, due 08/15/22	408,328
2,100,000	L,S	8.125%, due 05/15/21	3,041,147
6,100,000	L,S	8.750%, due 05/15/17	8,760,411
1,700,000	L,S	8.875%, due 08/15/17	2,471,309
			17,174,243
		U.S. Treasury Notes: 10.4%
2,500,000	L,S	3.000%, due 12/31/06	2,477,833
1,900,000	L,S	4.250%, due 11/15/13	1,946,981
2,000,000	L,S	4.250%, due 08/15/14	2,048,438
12,200,000	L,S	4.875%, due 02/15/12	12,960,596
4,400,000	W	4.125%, due 05/15/15	4,465,657
			23,899,505
		Total U.S. Treasury Obligations
		(Cost $46,738,071)	47,268,438
ASSET-BACKED SECURITIES: 4.5%
		Automobile Asset-Backed Securities: 0.0%
49,346	C	Navistar Financial Corp. Owner
		Trust, 1.690%, due 09/15/06	49,315
			49,315
		Credit Card Asset-Backed Securities: 0.9%
700,000	C	Bank One Issuance Trust,
		3.270%, due 10/15/08	700,711
700,000	C	Sears Credit Account Master
		Trust, 3.350%, due 08/18/09	700,527
700,000	C	Sears Credit Account Master
		Trust, 3.600%, due 11/17/09	701,466
			2,102,704
		Home Equity Asset-Backed
		Securities: 1.9%
1,832,288	#,C,S	AAA Trust, 3.190%,
		due 11/26/35	1,835,446
17,700	C	Ameriquest Mortgage
		Securities, Inc., 3.600%,
		due 06/25/31	17,712
31,719	C	Ameriquest Mortgage
		Securities, Inc., 3.724%,
		due 02/25/33	31,757
65,758	C	Citifinancial Mortgage
		Securities, Inc., 3.624%,
		due 05/25/33	65,835
220,724	C	Countrywide Asset-Backed
		Certificates, 3.504%,
		due 10/25/21	220,904
291,277	C	GSAMP Trust, 3.490%,
		due 10/25/34	291,530
143,811	C	HFC Home Equity Loan Asset
		Backed Certificates, 3.610%,
		due 10/20/32	143,995

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Home Equity Asset-Backed
		Securities (continued)
$1,100,000	C	New Century Home Equity Loan
		Trust, 3.390%, due 07/25/35	$1,099,898
35,953	C	Residential Asset Securities
		Corp., 3.434%, due 06/25/25	35,976
170,787	C	Residential Asset Securities
		Corp., 3.440%, due 11/25/24	170,899
116,492	C	Residential Asset Securities
		Corp., 3.540%, due 09/25/31	117,048
40,323	C	Saxon Asset Securities Trust,
		3.714%, due 12/25/32	40,376
275,085	C	Wells Fargo Home Equity Trust,
		3.474%, due 06/25/19	275,308
			4,346,684
		Other Asset-Backed Securities: 1.6%
1,100,000	C	Countrywide Asset-Backed
		Certificates, 3.270%,
		due 07/30/35	1,100,517
33,221	C	Countrywide Asset-Backed
		Certificates, 3.424%,
		due 08/25/23	33,241
648,147		Countrywide Asset-Backed
		Certificates, 3.454%,
		due 05/25/23	648,762
381,720	C	Countrywide Asset-Backed
		Certificates, 3.504%,
		due 09/25/21	382,055
24,704	C	Long Beach Mortgage Loan
		Trust, 3.460%, due 02/25/24	24,722
62,501	C	Long Beach Mortgage Loan
		Trust, 3.630%, due 06/25/33	62,578
327,383	#,C	Quest Trust, 3.874%,
		due 06/25/34	328,507
375,291	C	Residential Asset Mortgage
		Products, Inc., 3.450%,
		due 05/25/26	375,587
17,479	C	Residential Asset Mortgage
		Products, Inc., 3.460%,
		due 06/25/24	17,488
582,231	C	Residential Asset Mortgage
		Products, Inc., 3.654%,
		due 11/25/33	582,584
100,596	C	Structured Asset Securities
		Corp., 3.810%, due 05/25/32	100,952
			3,656,993
		Student Loan Asset-Backed
		Securities: 0.1%
306,563	C	SLM Student Loan Trust,
		3.141%, due 07/27/09	306,742
			306,742
		Total Asset-Backed Securities
		(Cost $10,456,015)	10,462,438

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.9%
		Commercial Mortgage-Backed
		Securities: 0.5%
462,307	#,C	Banc of America Large Loan,
		3.420%, due 11/15/15	462,661
$696,733	#,C	Bear Stearns Commercial
		Mortgage Securities, 3.436%,
		due 05/14/16	$697,516
			1,160,177
		Whole Loan Collateral PAC: 0.3%
343,875	C	Residential Accredit Loans, Inc.,
		3.714%, due 03/25/33	344,153
397,688	C	Residential Asset Securitization
		Trust, 3.714%, due 05/25/33	398,454
			742,607
		Whole Loan Collateralized
		Mortgage Obligations: 7.1%
987,482	C	Adjustable Rate Mortgage
		Trust, 4.657%, due 05/25/35	988,408
1,300,000	C	Banc of America Funding Corp.,
		4.118%, due 05/25/35	1,285,052
394,708	C	Banc of America Mortgage
		Securities, 3.764%,
		due 01/25/34	395,672
1,147,054	C	Banc of America Mortgage
		Securities, 3.994%,
		due 07/25/33	1,132,059
41,807	C	Bear Stearns Adjustable Rate
		Mortgage Trust, 5.932%,
		due 06/25/32	42,004
969,013	C	Bear Stearns Alt-A Trust,
		5.446%, due 04/25/35	987,532
374,009	C	Countrywide Home Loan
		Mortgage Pass Through Trust,
		3.594%, due 08/25/34	373,997
837,362	C	Countrywide Home Loan
		Mortgage Pass Through Trust,
		3.634%, due 03/25/35	838,057
2,300,000	#,C,S,I	Countrywide Home Loan
		Mortgage Pass Through Trust,
		3.654%, due 06/25/35	2,300,717
296,184	C	CS First Boston Mortgage
		Securities Corp., 5.750%,
		due 09/22/17	299,069
508,007	C	GSR Mortgage Loan Trust,
		3.445%, due 06/25/34	500,862
31,506	C	GSR Mortgage Loan Trust,
		6.000%, due 03/25/32	31,606
985,725	C	Harborview Mortgage Loan
		Trust, 3.480%, due 05/19/35	981,597
360,990	C	Homestar Mortgage
		Acceptance Corp., 3.504%,
		due 01/25/22	361,250
73,734	C	Residential Funding Mortgage
		Sec I, 6.500%, due 03/25/32	74,677
767,194	C	Sequoia Mortgage Trust,
		3.610%, due 07/20/33	768,600
860,628	C	Washington Mutual, Inc.,
		3.435%, due 01/25/45	861,284
872,003	C	Washington Mutual, Inc.,
		3.440%, due 12/25/44	871,988
947,564	C	Washington Mutual, Inc.,
		3.584%, due 12/25/27	947,232
205,396	C	Washington Mutual, Inc.,
		3.746%, due 08/25/42	206,505
103,950	C	Washington Mutual, Inc.,
		3.765%, due 02/27/34	103,835

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Whole Loan Collateralized
		Mortgage Obligations (continued)
$2,039,427	C,S	Wells Fargo Mortgage Backed
		Securities Trust, 3.989%,
		due 01/25/35	$2,022,753
			16,374,756
		Total Collateralized Mortgage
		Obligations (Cost
		$8,265,944)	18,277,540
MUNICIPAL BONDS: 2.7%
		California: 0.5%
100,000	C	Golden State Tobacco
		Securitization Corp., 6.250%,
		due 06/01/33	109,094
300,000	C	Golden State Tobacco
		Securitization Corp., 6.750%,
		due 06/01/39	338,082
450,000	C,I	Orange County Sanitation
		District, 7.130%, due 02/01/33	503,244
150,000		State of California, 7.120%,
		due 07/01/11	180,924
			1,131,344
		Florida: 0.1%
200,000	C	Florida State Board of
		Education, 5.000%,
		due 06/01/32	212,232
			212,232
		Louisiana: 0.0%
100,000	C	Tobacco Settlement Financing
		Corp., 5.875%, due 05/15/39	104,058
			104,058
		Nevada: 0.0%
50,000	C	Clark County School District,
		7.950%, due 06/15/13	63,172
			63,172
		New York: 0.5%
300,000	C	New York City Municipal Water
		Finance Authority, 5.000%,
		due 06/15/38	338,670
645,000	C	New York City Municipal Water
		Finance Authority, 7.480%,
		due 06/15/34	714,041
			1,052,711
		Ohio: 0.2%
250,000	C	Akron, 5.000%, due 12/01/33	264,573
100,000	C	Kettering City School District,
		5.000%, due 12/01/30	106,193
			370,766
		Rhode Island: 0.1%
200,000	C	Tobacco Settlement Financing
		Corp., 6.250%, due 06/01/42	211,682
			211,682
		Texas: 0.7%
400,000		City of San Antonio TX,
		5.000%, due 02/01/10	431,489
$300,000	C	State of Texas, 4.750%,
		due 04/01/35	$317,406
890,000	C	Texas State University Systems,
		5.000%, due 03/15/30	944,477
			1,693,372
		Washington: 0.1%
100,000		Energy Northwest, 5.500%,
		due 07/01/12	112,630
50,000		Energy Northwest, 7.730%,
		due 07/01/15	64,914
			177,544
		Wisconsin: 0.5%
200,000	C	Badger TOB Asset
		Securitization Corp, 6.125%,
		due 06/01/27	212,236
800,000	C	Badger TOB Asset
		Securitization Corp, 6.375%,
		due 06/01/32	861,216
			1,073,452
		Total Municipal Bonds (Cost
		$5,750,038)	6,090,333
OTHER BONDS: 7.6%
		Sovereign: 7.6%
48,000	@@,C,L	Brazilian Government Intl.
		Bond, 4.250%, due 04/15/06	48,050
163,771	@@,C	Brazilian Government Intl.
		Bond, 4.313%, due 04/15/09	162,534
61,766	@@,C	Brazilian Government Intl.
		Bond, 4.313%, due 04/15/12	59,758
738,843	@@,C,L	Brazilian Government Intl.
		Bond, 8.000%, due 04/15/14	761,559
380,000	@@,L	Brazilian Government Intl.
		Bond, 8.840%, due 06/29/09	441,275
500,000	@@	Brazilian Government Intl.
		Bond, 8.875%, due 10/14/19	531,250
75,000	@@	Brazilian Government Intl.
		Bond, 11.000%, due 08/17/40	90,319
160,000	@@,L	Brazilian Government Intl.
		Bond, 11.500%, due 03/12/08	184,560
1,400,000	@@,S	France Treasury Bill BTF,
		2.120%, due 07/28/05	1,692,124
2,330,000	@@,S	France Treasury Bill BTF,
		2.130%, due 09/08/05	2,809,163
1,700,000	@@,S	Deutsche Bundesrepublik,
		4.250%, due 01/04/14	2,253,414
2,800,000	@@,S	Deutsche Bundesrepublik,
		5.500%, due 01/04/31	4,427,815
400,000	@@,#	Hong Kong Government Intl.
		Bond, 5.125%, due 08/01/14	418,921
100,000	@@	Mexico Government Intl.
		Bond, 6.375%, due 01/16/13	107,600
150,000	@@	Mexico Government Intl.
		Bond, 8.125%, due 12/30/19	184,500
300,000	@@	Mexico Government Intl.
		Bond, 8.300%, due 08/15/31	374,250
250,000	@@,L	Panama Government Intl.
		Bond, 8.875%, due 09/30/27	299,375
25,000	@@	Panama Government Intl.
		Bond, 9.375%, due 01/16/23	31,000

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
		Sovereign (continued)
$140,000	@@	Panama Government Intl.
		Bond, 9.625%, due 02/08/11	$168,000
100,000	@@	Peru Government Intl. Bond,
		9.125%, due 01/15/08	111,000
340,000	@@	Peru Government Intl. Bond,
		9.125%, due 02/21/12	399,500
990,000	@@	Russia Government Intl. Bond,
		5.000%, due 03/31/30	1,107,681
60,000	@@	Russia Government Intl. Bond,
		8.250%, due 03/31/10	65,604
600,000	@@	Russia Government Intl. Bond,
		8.750%, due 07/24/05	602,219
75,000	@@	South Africa Government Intl.
		Bond, 9.125%, due 05/19/09	87,188
156,807	@@	Ukraine Government Intl. Bond,
		11.000%, due 03/15/07	165,839
		Total Other Bonds (Cost
		$ 17,303,992)	17,584,498

Shares		Value
PREFERRED STOCK: 0.1%
	Diversified Financial Services: 0.1%
4,300	Fannie Mae	239,591
	Total Preferred Stock (Cost
	$215,000)	239,591

No. of Contracts			Value
OPTIONS: 0.1%
500,000	I	EURO Call Swaption, Strike
		Price 5.75, expires 04/27/09	$83,351
58		EURO Put Option, Strike Price
		94.75, expires 09/19/05	—
55		EURO Put Option, Strike Price
		93.75, expires 12/19/05	—
113		EURO Put Option, Strike Price
		94.00, expires 12/19/05	—
9		U.S. Treasury Bond Call Option,
		Strike Price 118.00,
		expires 08/26/05	17,156
500,000	I	EURO Put Swaption, Strike
		Price 6.25, expires 04/27/09	12,108
1,000,000	I	3 month LIBOR Call Option,
		Strike Price 4.50,
		expires 06/02/06	31,212
		Total Purchased Options
		(Cost $105,261)	143,827
		Total Long-Term Investments
		(Cost $227,724,003)	229,350,509

Principal Amount			Value
SHORT-TERM INVESTMENTS: 45.8%

		Commercial Paper: 25.7%
$600,000	@@	Asb Bank Ltd., 3.150%,
		due 08/24/05	597,122
5,600,000	@@,S	Bank Of Ireland, 3.280%,
		due 08/22/05	5,573,094
$1,400,000	@@	Barclays PLC, 3.150%,
		due 08/18/05	$1,394,028
1,800,000	@@,S	CBA (DE) FINANCE, 3.010%,
		due 07/08/05	1,798,798
2,700,000	@@,S	CBA (DE) FINANCE, 3.100%,
		due 07/08/05	2,697,442
500,000	@@	CBA (DE) FINANCE, 3.130%,
		due 08/08/05	498,309
1,200,000	@@	CBA (DE) FINANCE, 3.250%,
		due 08/22/05	1,194,286
2,500,000	@@,S	Danske Corp., 3.030%,
		due 07/18/05	2,496,216
3,200,000	@@,S	Danske Corp., 3.260%,
		due 08/02/05	3,190,738
300,000	@@	Danske Corp., 3.290%,
		due 08/31/05	298,311
600,000	@@	Danske Corp., 3.310%,
		due 09/07/05	596,214
600,000	@@	Den Norske Bank ASA,
		3.010%, due 07/14/05	599,298
4,900,000	@@,S	Den Norske Bank ASA,
		3.400%, due 09/26/05	4,859,624
1,000,000	@@	Den Norske Bank ASA,
		3.400%, due 09/29/05	991,470
800,000		Dexia Delaware LLC, 2.990%,
		due 07/05/05	799,668
4,000,000	S	General Electric Capital Corp.,
		3.310%, due 09/07/05	3,974,760
2,800,000	S	General Electric Capital Corp.,
		3.360%, due 09/22/05	2,778,244
3,300,000	@@,S	HBOS Treasury Services PLC,
		2.980%, due 07/28/05	3,292,381
300,000	@@	HBOS Treasury Services PLC,
		3.030%, due 07/11/05	299,723
2,600,000	@@,S	HBOS Treasury Services PLC,
		3.130%, due 08/08/05	2,591,206
100,000	@@	HBOS Treasury Services PLC,
		3.310%, due 09/07/05	99,369
300,000	@@	HBOS Treasury Services PLC,
		3.360%, due 09/22/05	297,669
400,000	#	IXIS, 3.100%, due 08/02/05	398,868
2,600,000	@@,S	Rabobank Group, 3.140%,
		due 08/09/05	2,590,947
2,300,000	@@,S	Scandinaviska Enskilda Banken,
		3.010%, due 07/14/05	2,297,308
1,100,000	@@	Spintab AB, 3.070%,
		due 07/15/05	1,098,596
2,000,000	@@,S	Svenska Handelsbanken,
		2.930%, due 07/20/05	1,996,748
400,000	@@	Swedbank, 3.390%,
		due 09/22/05	396,864
400,000	@@	UBS Finance LLC, 3.110%,
		due 07/11/05	399,621
2,700,000	@@,S	UBS Finance LLC, 3.340%,
		due 09/19/05	2,679,831
2,000,000	@@,S	UBS Finance LLC, 3.360%,
		due 09/23/05	1,984,260
1,400,000	@@	UBS Finance LLC, 3.370%,
		due 09/27/05	1,388,436
1,200,000	@@	Westpac Trust, 3.310%,
		due 09/07/05	1,192,428
1,800,000	@@,S	Westpac Trust, 3.390%,
		due 10/03/05	1,784,052
			59,125,929

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount				Value
		U.S. Treasury Bills: 1.6%
$1,465,000	L	2.940%, due 09/01/05		$1,457,492
2,300,000	S	2.970%, due 09/15/05		2,285,489
				3,742,981
		Securities Lending Collateralcc: 18.5%
42,614,602		The Bank of New York
		Institutional Cash
		Reserves Fund		42,614,602
				42,614,602
		Total Short-Term Investments
		(Cost $105,493,210)		105,483,512
		Total Investments In
		Securities (Cost
		$ 333,217,213)*	145.4%	$334,834,021
		Other Assets and
		Liabilities-Net	(45.4)	(104,490,597)
		Net Assets	100.0%	$230,343,424

@@	Foreign issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $333,230,021. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$2,124,696
	Gross Unrealized Depreciation	(520,696)
	Net Unrealized Appreciation	$1,616,808

No. of		Expiration	Strike
Contracts		Date	Price/Rate	Value

WRITTEN OPTIONS
Call Options Written
17	U.S. Treasury Note
	Future	08/26/05	114	$(11,156)
24	U.S. Treasury Note
	Future	08/26/05	115	(7,875)
80	U.S. Treasury Note
	Future	08/26/05	116	(11,250)
23	OTC 3 Months
	LIBOR/7 Years
	Interest Rate Swap	06/02/06	4	(26,846)
100	OTC 3 Months
	LIBOR/7 Years
	Interest Rate Swap	09/23/05	7	—
100	OTC 3 Months
	LIBOR/7 Years
	Interest Rate Swap	09/23/05	4	(34,480)
58	OTC 3 Months
	LIBOR/10 Years
	Interest Rate Swap	08/26/05	4.75	(10,220)
58	OTC 3 Months
	LIBOR/10 Years
	Interest Rate Swap	08/26/05	4	(7,122)
	Total Liability for
	Call Options Written
	(Premiums received $423,137)			$(108,949)

Put Options Written
21	U.S. Treasury
	Note Future	12/21/05	94.25	$—
32	U.S. Treasury
	Note Future	08/26/05	110	(1,000)
	Total Liability for
	Put Options Written
	(Premiums received $6,771)			$(1,000)
	Total Written Options
	(Premiums received $429,908)			$(109,949)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

At June 30, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
BRL
Brazilian Real
1,408,750	Buy	09/06/05	500,000	579,658	79,658
BRL
Brazilian Real
1,140,000	Buy	09/08/05	400,000	468,707	68,707
BRL
Brazilian Real
72,000	Buy	07/20/05	26,608	30,248	3,640
BRL
Brazilian Real
90,000	Buy	09/13/05	35,475	36,930	1,455
BRL
Brazilian Real
72,000	Buy	08/23/05	28,236	29,800	1,564
CLP
Chilean Peso
4,423,000	Buy	08/02/05	7,605	7,634	29
CLP
Chilean Peso
22,343,000	Buy	08/02/05	38,592	38,553	(39)
CLP
Chilean Peso
18,181,000	Buy	08/02/05	30,768	31,355	587
CNY
Chinese Yuan
3,159,000	Buy	09/26/05	400,000	386,926	(13,074)
EUR
Euro
6,070,000	Buy	07/26/05	7,427,086	7,355,225	(71,861)
Indian Rupee
INR
2,316,000	Buy	09/21/05	52,974	53,063	89
Japanese Yen
JPY
343,910,000	Buy	07/13/05	3,230,718	3,107,405	(123,313)
Korean Won
KRW
138,404,000	Buy	07/27/05	138,509	133,912	(4,597)
Korean Won
KRW
28,000,000	Buy	08/24/05	27,841	27,092	(749)
Korean Won
KRW
35,400,000	Buy	09/21/05	34,911	34,255	(656)
Mexican Peso
MXN
715,000	Buy	08/31/05	64,097	65,550	1,453
Mexican Peso
MXN
337,000	Buy	09/23/05	30,789	30,776	(13)
Peru Nuevos Soles
PEN
192,000	Buy	08/23/05	58,941	58,968	27
Peru Nuevos Soles
PEN
119,000	Buy	09/14/05	36,557	36,539	(18)
USD
Poland Zlotych
PLN
93,000	Buy	08/23/05	27,774	27,777	3
Poland Zlotych
PLN
96,000	Buy	09/26/05	28,755	28,649	(106)
Russian Ruble
RUR
918,000	Buy	09/23/05	32,109	31,966	(143)
Russian Ruble
RUR
1,833,000	Buy	07/29/05	66,054	63,905	(2,149)
Russian Ruble
RUR
685,000	Buy	08/23/05	24,447	23,864	(583)
Singapore Dollar
SGD
109,000	Buy	07/26/05	66,362	64,662	(1,700)
Singapore Dollar
SGD
41,000	Buy	08/24/05	24,736	24,353	(383)
Singapore Dollar
SGD
52,000	Buy	09/20/05	31,166	30,924	(242)
Slovak Koruna
SKK
1,812,000	Buy	08/31/05	57,845	57,279	(566)
Slovak Koruna
SKK
1,140,000	Buy	09/26/05	36,187	36,064	(123)
Taiwan Dollar
TWD
800,000	Buy	08/24/05	25,763	25,321	(442)
Taiwan Dollar
TWD
1,000,000	Buy	09/21/05	32,082	31,630	(452)
					(63,997)
Chinese Yuan
CNY
3,159,000	Sell	09/26/05	398,914	386,926	11,988
Brazilian Real
BRL
715,000	Sell	09/06/05	272,768	294,201	(21,433)
Brazilian Real
BRL
1,140,000	Sell	09/08/05	437,227	468,706	(31,479)
Brazilian Real
BRL
232,000	Sell	09/08/05	91,159	98,243	(7,084)
Brazilian Real
BRL
461,750	Sell	09/06/05	182,369	189,996	(7,627)
Brazilian Real
BRL
229,750	Sell	09/08/05	91,388	94,535	(3,147)
Euro
EUR
14,414,000	Sell	07/26/05	17,464,803	17,465,934	(1,131)
					(59,913)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Information concerning open futures contracts for the ING Total Return Portfolio at June 30, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain

Euro
Bond Future	77	$11,512,670	09/08/05	$102,715
Japanese 10 Yr.
Bond Future	1	1,274,253	09/08/05	8,663
90 Day
Euro Future	119	28,558,513	06/19/06	40,128
90 Day
Euro Future	190	45,614,250	12/19/05	984
90 Day
Euro Future	11	2,638,463	12/18/06	26,675
U.S. Long
Bond Future	58	6,887,500	09/21/05	19,336
		$96,485,649		$198,501

Information concerning the Credit Default Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at June 30, 2005, is shown below:

			Unrealized
	Termination		Appreciation
	Date	Notional Principal	(Depreciation)

Dow Jones CDX3 EM SP
Receive $900,000 in the
event of default and
pay 2.100%
Counterparty: Merrill Lynch	06/20/10 I	$900,000	$28,874

General Motors Corp.
Receive $10,000,000 in the
event of default and
pay 4.480%
Counterparty: HSBC Bank
USA	06/20/07 I	500,000	6,801

General Motors
Acceptance Corp.
Receive $10,000,000 in the
event of default and
pay 3.550%
Counterparty: Lehman Bros.
Special Financing, Inc.	06/20/07 I	500,000	5,839

Ford Motor Co.
Receive $10,000,000 in the
event of default and
pay 2.680%
Counterparty: HSBC Bank
USA	06/20/07 I	500,000	4,231

Ford Motor Co.
Receive $10,000,000 in the
event of default and
pay 3.330%
Counterparty: Morgan
Stanley Capital
Services, Inc.	06/20/06 I	500,000	8,827

Russian Federation
Receive $10,000,000 in the
event of default and
pay 0.770%
Counterparty: Goldman
Sachs Int’l.	05/20/07 I	$200,000	$543

Russian Federation
Receive $10,000,000 in the
event of default and
pay 0.580%
Counterparty: Morgan
Stanley Capital
Services, Inc.	06/20/06 I	100,000	108

Russian Federation
Receive $10,000,000 in the
event of default and
pay 0.700%
Counterparty: Goldman
Sachs Int’l.	03/20/07 I	500,000	713

Russian Federation
Receive $10,000,000 in the
event of default and
pay 0.610%
Counterparty: Merrill
Lynch Int’l.	03/20/07 I	400,000	39

Russian Federation
Receive $10,000,000 in the
event of default and
pay 1.000%
Counterparty: Morgan
Stanley Capital
Services, Inc.	07/20/05 I	300,000	100

Russian Federation
Receive $10,000,000 in the
event of default and
pay 1.000%
Counterparty: Lehman
Bros. Special
Financing, Inc.	07/28/05 I	300,000	141

Russian Federation
Receive $10,000,000 in the
event of default and
pay 0.980%
Counterparty: J.P. Morgan
Chase Bank	08/04/05 I	300,000	171
Total Credit Default Swap Agreements			$56,387

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING PIMCO TOTAL RETURN PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at June 30, 2005, is shown below:

			Unrealized
	Termination		Appreciation
	Date	Notional Principal	(Depreciation)

Received a fixed rate
equal to 5.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Goldman
Sachs Capital
Markets, L.P.	12/15/15	USD 7,400,000	$(17,236)

Received a fixed rate
equal to 5.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Lehman
Bros. Special
Financing, Inc.	12/15/15	USD 400,000	(1,454)

Received a fixed rate
equal to 5.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Barclays
Bank PLC	12/15/15	USD 3,000,000	(12,254)

Received a fixed rate
equal to 4.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Barclays
Bank PLC	12/15/10	USD 11,600,000	15,404

Receive a fixed rate
equal to 4.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Greenwich
Capital Derivative, Inc.	12/15/10	USD 200,000	730

Receive a fixed rate
equal to 4.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Morgan
Stanley Capital
Services, Inc.	12/15/10	USD 1,300,000	4,742

Receive a fixed rate
equal to 4.000% and
pay a floating rate
based on 3 months
LIBOR.
Counterparty: Goldman
Sachs Capital
Markets, L.P.	12/15/07	USD 900,000	(532)

Received a fixed rate
equal to 2.000% and
pay a floating rate
based on 6 months
LIBOR.
Counterparty: Morgan
Stanley Capital
Services, Inc.	06/15/12	JPY130,000,000	(98,358)

Received a fixed rate
equal to 4.000% and
pay a floating rate
based on 6 months
LIBOR.
Counterparty: Merrill
Lynch Capital
Services, Inc.	12/15/14	EUR 9,200,000	$(161,386)
Total Interest Rate Swap Agreements			$(270,344)
Total Swap Agreements			$(213,957)

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS	PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of (35.9)% of net assets and 21.4%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.6%
		Aerospace/Defense: 3.5%
375,500	L	L-3 Communications
		Holdings, Inc.	$28,755,790
			28,755,790
		Biotechnology: 18.0%
699,190	@	Amgen, Inc.	42,273,027
669,200	@,L	Biogen Idec, Inc.	23,053,940
102,900	@,L	CancerVax Corp.	293,265
839,800	@,L	Chiron Corp.	29,300,622
31,700	@,L	Genentech, Inc.	2,544,876
706,070	@	Genzyme Corp.	42,427,747
540,100	@,L	Millennium Pharmaceuticals,
		Inc.	5,006,727
198,300	@,L	Vertex Pharmaceuticals, Inc.	3,339,372
			148,239,576
		Chemicals: 0.3%
90,400	@,L	Cabot Microelectronics Corp.	2,620,696
			2,620,696
		Computers: 1.8%
31,500	@,L	LaserCard Corp.	184,905
731,800	@,L	Maxtor Corp.	3,805,360
534,600	@	Quantum Corp.	1,587,762
370,800	@,L	Sandisk Corp.	8,799,084
83,100	@,X	Seagate Technology	1
			14,377,112
		Diversified Financial Services: 10.5%
76,800		CIT Group, Inc.	3,300,096
91,700		Cohen & Steers, Inc.	$1,889,937
2,696	L	Goldman Sachs Group, Inc.	275,046
504,104		Lehman Brothers Holdings,
		Inc.	50,047,445
562,160		Merrill Lynch & Co., Inc.	30,924,422
			86,436,946
		Healthcare-Products: 2.3%
79,800	@,L	Biosite, Inc.	4,388,202
20,900	@	BioVeris Corp.	91,333
220,100	L	Johnson & Johnson	14,306,500
			18,786,035
		Healthcare-Services: 6.3%
999,500		UnitedHealth Group, Inc.	52,113,930
			52,113,930
		Internet: 0.1%
54,900	@	Verity, Inc.	481,473
			481,473
		Investment Companies: 1.4%
312,200	@,L	Nasdaq-100 Index Tracking
		Stock	11,485,838
			11,485,838
		Media: 17.9%
705,700	@,L	Cablevision Systems Corp.	22,723,540
112,300	@,L	Comcast Corp.	3,447,610
1,243,190	@	Comcast Corp.-Special Shares	37,233,541
67,550	@,L	Liberty Global, Inc.	3,152,559
1,932,100	@	Liberty Media Corp.	19,688,099
1,812,530	@	Time Warner, Inc.	30,287,376
363,611		Viacom, Inc.	11,642,824
689,500		Walt Disney Co.	17,361,610
93,300		World Wrestling
		Entertainment, Inc.	1,065,486
			146,602,645
		Miscellaneous Manufacturing: 5.2%
353,300	L	Pall Corp.	10,726,188
1,101,395	@@,L	Tyco Intl., Ltd.	32,160,734
			42,886,922
		Oil and Gas: 6.1%
607,000	L	Anadarko Petroleum Corp.	49,865,050
5,645	@,L	Bill Barrett Corp.	166,979
			50,032,029
		Oil and Gas Services: 6.2%
495,700	@,L	Grant Prideco, Inc.	13,111,265
656,400	@,L	Weatherford Intl. Ltd.	38,058,072
			51,169,337
		Pharmaceuticals: 8.6%
136,500	@,L	Alkermes, Inc.	1,804,530
997,044	@,L	Forest Laboratories, Inc.	38,735,160
499,600	@,L	ImClone Systems, Inc.	15,472,612
94,400	@,L	Isis Pharmaceuticals, Inc.	369,104
326,700	@	King Pharmaceuticals, Inc.	3,404,214
74,600	@,L	Nabi Biopharmaceuticals	1,136,158
80,050		Pfizer, Inc.	2,207,779
67,832	@@	Teva Pharmaceutical
		Industries Ltd. ADR	2,112,288

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS	PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals (continued)
306,600	L	Valeant Pharmaceuticals
		Intl.	$5,405,358
27,445	@	ViaCell, Inc.	292,289
			70,939,492
		Retail: 0.2%
193,300	@,L	Charming Shoppes	1,803,489
			1,803,489
		Semiconductors: 6.1%
178,700	@,L	Broadcom Corp.	6,345,637
328,000	@,L	Cirrus Logic, Inc.	1,741,680
117,000	@,L	Cree, Inc.	2,979,990
86,600	@	DSP Group, Inc.	2,067,142
92,029	@	Freescale Semiconductor, Inc.	1,949,174
543,100		Intel Corp.	14,153,186
1,749,000	@,L	Micron Technology, Inc.	17,857,290
236,100	@,L	Teradyne, Inc.	2,826,117
			49,920,216
		Software: 1.7%
97,800	@,L	Advent Software, Inc.	1,981,428
214,400	L	Autodesk, Inc.	7,368,928
176,900		Microsoft Corp.	4,394,196
			13,744,552
		Telecommunications: 3.4%
254,100	@	C-COR.net Corp.	1,740,585
726	@	Enterasys Networks, Inc.	653
1,020,200		Motorola, Inc.	18,628,852
302,900	@@,L	Nokia Oyj ADR	5,040,256
475,100	@,L	RF Micro Devices, Inc.	2,579,793
			27,990,139
		Total Common Stock
		(Cost $668,661,627)	818,386,217

Principal Amount			Value
SHORT-TERM INVESTMENTS: 36.3%
	Federal Home Loan Bank: 14.9%
$122,000,000	Federal Home Loan Bank
	Discount Notes, 2.300%,
	due 07/01/05		$121,992,205
	Total Federal Home Loan
	Bank (Cost $122,000,000)		121,992,205
	Securities Lending Collateralcc: 21.4%
176,014,401	The Bank of New York
	Institutional Cash
	Reserves Fund		176,014,401
	Total Securities Lending
	Collateral (Cost
	$176,014,401)		176,014,401
	Total Short-Term Investments
	(Cost $298,014,401)		298,006,606
	Total Investments In
	Securities (Cost
	$966,676,028)*	135.9%	$1,116,392,823
	Other Assets and
	Liabilities-Net	(35.9)	(295,060,787)
	Net Assets	100.0%	$821,332,036

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $968,021,122. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$181,565,703
	Gross Unrealized Depreciation	(33,194,002)
	Net Unrealized Appreciation	$148,371,701

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS	PORTFOLIO OF INVESTMENTS
FUNDAMENTAL VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 6.6% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 93.4%
		Advertising: 0.5%
27,600	@	Interpublic Group of Cos., Inc.	$336,168
			336,168
		Aerospace/Defense: 2.7%
9,600		Boeing Co.	633,600
28,700		Raytheon Co.	1,122,744
			1,756,344
		Airlines: 1.3%
58,000		Southwest Airlines Co.	807,940
			807,940
		Auto Parts and Equipment: 0.5%
6,000		BorgWarner, Inc.	322,020
			322,020
		Banks: 2.8%
94	@@	Mitsubishi Tokyo Financial Group,
		Inc.	793,099
12,100		State Street Corp.	583,825
14,800		The Bank of New York Co., Inc.	425,944
			1,802,868
		Beverages: 0.2%
2,000		Molson Coors Brewing Co.	124,000
			124,000
		Biotechnology: 1.4%
5,800	@	Amgen, Inc.	350,668
52,000	@	Aphton Corp.	38,480
27,929	@	Enzo Biochem, Inc.	$500,767
			889,915
		Chemicals: 2.9%
18,800		Dow Chemical Co.	837,164
13,300		E.I. du Pont de Nemours & Co.	572,033
16,600		Engelhard Corp.	473,930
			1,883,127
		Computers: 0.8%
20,000	@	Electronics for Imaging	420,800
9,500	@	Maxwell Technologies, Inc.	115,805
			536,605
		Diversified Financial Services: 6.8%
17,400		American Express Co.	926,202
31,456		J.P. Morgan Chase & Co.	1,111,026
35,200		MBNA Corp.	920,832
13,500		Merrill Lynch & Co., Inc.	742,635
12,500		Morgan Stanley	655,875
			4,356,570
		Electronics: 2.4%
28,900	@	Agilent Technologies, Inc.	665,278
239,700	@	Solectron Corp.	908,463
			1,573,741
		Food: 3.0%
38,200		Safeway, Inc.	862,938
40,900	@@	Unilever PLC	393,643
17,700	@@	Unilever PLC ADR	687,645
			1,944,226
		Forest Products and Paper: 1.3%
13,100		Weyerhaeuser Co.	833,815
			833,815
		Healthcare-Products: 2.2%
5,400	@	Boston Scientific Corp.	145,800
5,486	@	FHC Delaware, Inc.	34,672
19,200		Johnson & Johnson	1,248,000
			1,428,472
		Insurance: 8.1%
9,700		AMBAC Financial Group, Inc.	676,672
12,600		American Intl. Group, Inc.	732,060
11,000		Chubb Corp.	941,710
31,100	@	CNA Surety Corp.	461,835
6,900		Hartford Financial Services
		Group, Inc.	515,982
11,500		MGIC Investment Corp.	750,030
28,800		PMI Group, Inc.	1,122,624
			5,200,913
		Internet: 0.4%
7,100	@	IAC/InterActiveCorp.	170,755
21,400	@	RealNetworks, Inc.	106,358
			277,113
		Iron/Steel: 0.2%
7,000		Allegheny Technologies, Inc.	154,420
			154,420

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS	PORTFOLIO OF INVESTMENTS
FUNDAMENTAL VALUE PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares				Value
		Machinery-Construction and
		Mining: 1.4%
9,600		Caterpillar, Inc.		$914,976
				914,976
		Machinery-Diversified: 0.6%
5,500		Deere & Co.		360,195
				360,195
		Media: 8.7%
9,800		Clear Channel Communications,
		Inc.		303,114
29,900	@	Comcast Corp.		895,505
53,200		News Corp.-Class A		860,776
44,800		News Corp.-Class B		755,328
27,800	@@	Pearson PLC		326,687
56,700	@	Time Warner, Inc.		947,456
20,600		Viacom, Inc.		659,612
32,900		Walt Disney Co.		828,422
				5,576,900
		Mining: 2.9%
27,600		Alcoa, Inc.		721,188
15,000		Newmont Mining Corp.		585,450
17,600	@	RTI International Metals, Inc.		552,816
14,900	@	WGI Heavy Minerals, Inc.		26,820
				1,886,274
		Miscellaneous Manufacturing: 1.8%
15,100		Honeywell Intl., Inc.		553,113
21,700	@@	Tyco Intl. Ltd.		633,640
				1,186,753
		Office/Business Equipment: 0.4%
24,500		IKON Office Solutions, Inc.		232,995
				232,995
		Oil and Gas: 7.5%
12,000		Anadarko Petroleum Corp.		985,800
2,900	@@	BP PLC ADR		180,902
13,600	@@	Canadian Natural Resources Ltd.		494,768
11,800		ChevronTexaco Corp.		659,856
3,800		ConocoPhillips		218,462
8,700		Exxon Mobil Corp.		499,989
14,900		GlobalSantaFe Corp.		607,920
22,600		Murphy Oil Corp.		1,180,398
				4,828,095
		Oil and Gas Services: 3.9%
14,600		Baker Hughes, Inc.		746,936
23,700		Halliburton Co.		1,133,334
7,900		Schlumberger Ltd.		599,926
				2,480,196
		Pharmaceuticals: 8.1%
23,200		Abbott Laboratories		1,137,032
3,000		Eli Lilly & Co.		167,130
18,600	@@	GlaxoSmithKline PLC ADR		902,286
22,400	@@	Novartis AG ADR		1,062,656
33,400		Pfizer, Inc.		921,172
23,700		Wyeth		1,054,650
				5,244,926
		Pipelines: 1.3%
5,800	@	Dynegy, Inc.		28,188
43,500		Williams Cos., Inc.		$826,500
				854,688
		Real Estate Investment Trusts: 0.4%
14,300		Digital Realty Trust, Inc.		248,534
				248,534
		Retail: 2.5%
18,200		Costco Wholesale Corp.		815,724
20,300		Home Depot, Inc.		789,670
				1,605,394
		Semiconductors: 5.2%
41,700		Applied Materials, Inc.		674,706
8,300	@	Novellus Systems, Inc.		205,093
3,200	@@,#	Samsung Electronics Co. Ltd. GDR		764,780
99,879	@@	Taiwan Semiconductor
		Manufacturing Co. Ltd. ADR		910,895
29,200		Texas Instruments, Inc.		819,644
				3,375,118
		Software: 2.4%
56,600	@	Micromuse, Inc.		320,356
47,900		Microsoft Corp.		1,189,836
				1,510,192
		Telecommunications: 6.4%
28,800	@	Cisco Systems, Inc.		550,368
247,100	@	Lucent Technologies, Inc.		719,061
44,400		Motorola, Inc.		810,744
36,600	@@	Nokia Oyj ADR		609,024
23,700		SBC Communications, Inc.		562,875
34,800	@@	Vodafone Group PLC ADR		846,336
				4,098,408
		Toys/Games/Hobbies: 2.4%
42,100		Hasbro, Inc.		875,259
35,500		Mattel, Inc.		649,650
				1,524,909
		Total Common Stock
		(Cost $50,274,837)		60,156,810
		Total Investments In
		Securities (Cost
		$50,274,837)*	93.4%	$60,156,810
		Other Assets and
		Liabilities-Net	6.6	4,227,120
		Net Assets	100.0%	$64,383,930

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
(Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $50,506,377. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$11,169,097
	Gross Unrealized Depreciation	(1,518,664)
	Net Unrealized Appreciation	$9,650,433

See Accompanying Notes to Financial Statements

ING SALOMON BROTHERS	PORTFOLIO OF INVESTMENTS
LARGE CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of 0.3% of net assets.

Portfolio holdings are subject to change daily.

Shares				Value
COMMON STOCK: 99.7%
		Beverages: 3.2%
49,300		Coca-Cola Co.		$2,058,275
				2,058,275
		Biotechnology: 13.2%
49,300	@	Amgen, Inc.		2,980,678
43,200	@	Biogen Idec, Inc.		1,488,240
49,300	@	Genentech, Inc.		3,957,804
				8,426,722
		Computers: 3.5%
56,300	@	Dell, Inc.		2,224,413
				2,224,413
		Cosmetics/Personal Care: 4.3%
54,500		Gillette Co.		2,759,335
				2,759,335
		Diversified Financial Services: 6.8%
43,200		Merrill Lynch & Co., Inc.		2,376,432
37,900		Morgan Stanley		1,988,613
				4,365,045
		Food: 2.7%
24,700		Wm. Wrigley Jr. Co.		1,700,348
				1,700,348
		Healthcare-Products: 2.8%
27,200		Johnson & Johnson		1,768,000
				1,768,000
		Insurance: 5.7%
29,500		American Intl. Group, Inc.		$1,713,950
23	@	Berkshire Hathaway, Inc.		1,920,500
				3,634,450
		Internet: 11.5%
43,200	@	Akamai Technologies, Inc.		567,216
98,700	@	Amazon.com, Inc.		3,264,996
43,200	@	eBay, Inc.		1,426,032
86,300	@	IAC/InterActiveCorp.		2,075,515
				7,333,759
		Media: 6.4%
148,300	@	Time Warner, Inc.		2,478,093
62,400		Walt Disney Co.		1,571,232
				4,049,325
		Miscellaneous Manufacturing: 2.7%
49,300		General Electric Co.		1,708,245
				1,708,245
		Pharmaceuticals: 7.0%
37,000		Eli Lilly & Co.		2,061,270
86,300		Pfizer, Inc.		2,380,154
				4,441,424
		Retail: 5.5%
24,700	@	Bed Bath & Beyond, Inc.		1,031,966
64,200		Home Depot, Inc.		2,497,380
				3,529,346
		Semiconductors: 9.9%
86,300		Intel Corp.		2,248,978
98,700		Texas Instruments, Inc.		2,770,509
50,400		Xilinx, Inc.		1,285,200
				6,304,687
		Software: 5.7%
17,500	@	Electronic Arts, Inc.		990,675
74,400		Microsoft Corp.		1,848,096
61,600	@	Red Hat, Inc.		806,960
				3,645,731
		Telecommunications: 8.8%
86,300	@	Cisco Systems, Inc.		1,649,193
67,900	@	Juniper Networks, Inc.		1,709,722
123,400		Motorola, Inc.		2,253,284
				5,612,199
		Total Common Stock
		(Cost $63,695,102)		63,561,304
		Total Investments In
		Securities (Cost
		$63,695,102)*	99.7%	$63,561,304
		Other Assets and
		Liabilities-Net	0.3	197,569
		Net Assets	100.0%	$63,758,873

@	Non-income producing security
*	Cost for federal income tax purposes is $64,098,536. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,454,911
	Gross Unrealized Depreciation	(2,992,143)
	Net Unrealized Depreciation	$(537,232)

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of (3.9)% of net assets and 4.0%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 99.9%
		Advertising: 2.0%
95,600	@,L	Getty Images, Inc.	$7,099,256
79,300		Harte-Hanks, Inc.	2,357,589
53,700	@	Lamar Advertising Co.	2,296,749
68,800		Omnicom Group, Inc.	5,494,368
87,100	@@	WPP Group PLC ADR	4,446,455
			21,694,417
		Aerospace/Defense: 1.1%
147,700	@@	Empresa Brasileira de
		Aeronautica SA ADR	4,884,439
160,100		Rockwell Collins, Inc.	7,633,568
			12,518,007
		Agriculture: 0.4%
77,100		Delta & Pine Land Co.	1,932,126
47,000		Monsanto Co.	2,954,890
			4,887,016
		Airlines: 0.5%
138,200		Skywest, Inc.	2,512,476
194,400		Southwest Airlines Co.	2,707,992
			5,220,468
		Apparel: 0.4%
126,600	@	Coach, Inc.	4,249,962
			4,249,962
		Banks: 4.7%
71,800		Boston Private Financial
		Holdings, Inc.	$1,809,360
29,200		City National Corp.	2,093,932
81,900		East-West Bancorp, Inc.	2,751,021
48,200	L	First Horizon National Corp.	2,034,040
105,900	L	Investors Financial Services
		Corp.	4,005,138
190,100		Mellon Financial Corp.	5,453,969
107,550		North Fork Bancorporation,
		Inc.	3,021,080
220,600		Northern Trust Corp.	10,057,154
208,000		State Street Corp.	10,036,000
55,700	@,L	SVB Financial Group	2,668,030
196,800		Synovus Financial Corp.	5,642,256
152,800		UCBH Holdings, Inc.	2,481,472
			52,053,452
		Beverages: 0.2%
81,200	@,@@	Cott Corp.	1,772,596
			1,772,596
		Biotechnology: 3.7%
81,500	@,L	Celgene Corp.	3,322,755
52,300	@	Charles River Laboratories
		Intl., Inc.	2,523,475
300,400	@, @@,L	deCODE Genetics, Inc.	2,820,756
311,400	@	Diversa Corp.	1,622,394
37,700	@	Genzyme Corp.	2,265,393
180,500	@,L	Human Genome Sciences, Inc.	2,090,190
57,500	@,L	Integra LifeSciences Holdings
		Corp.	1,679,000
43,200	@	Invitrogen Corp.	3,598,128
68,000	@,L	Martek Biosciences Corp.	2,580,600
77,600	@	MedImmune, Inc.	2,073,472
196,300	@,L	Millennium Pharmaceuticals,
		Inc.	1,819,701
63,800	@,L	Millipore Corp.	3,619,374
128,200	@,L	Nektar Therapeutics	2,158,888
111,900	@,L	Protein Design Labs, Inc.	2,261,499
282,400	@,@@,L	Qiagen NV	3,258,896
194,100	@,L	Vertex Pharmaceuticals, Inc.	3,268,644
			40,963,165
		Building Materials: 0.1%
39,300	@,L	Trex Co, Inc.	1,010,010
			1,010,010
		Chemicals: 1.2%
61,300		Ecolab, Inc.	1,983,668
68,300		Engelhard Corp.	1,949,965
54,800		Praxair, Inc.	2,553,680
34,200		Sigma-Aldrich Corp.	1,916,568
77,300	@	Symyx Technologies	2,162,854
66,200		Valspar Corp.	3,196,798
			13,763,533
		Commercial Services: 6.9%
64,100	@	Apollo Group, Inc.	5,013,902
78,100		Aramark Corp.	2,061,840
81,600	@	Career Education Corp.	2,987,376
108,900	@	ChoicePoint, Inc.	4,361,445
61,300		Corporate Executive Board Co.	4,801,629
64,600	@	DeVry, Inc.	1,285,540

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
167,700	@	Education Management Corp.	$5,656,521
86,300		Equifax, Inc.	3,081,773
41,000		H&R Block, Inc.	2,392,350
178,000	@,L	Iron Mountain, Inc.	5,521,560
65,300	@,L	ITT Educational Services, Inc.	3,488,326
107,100	@	LECG Corp.	2,276,946
79,100		Manpower, Inc.	3,146,598
208,400		MoneyGram Intl., Inc.	3,984,608
237,000		Moody’s Corp.	10,655,520
200,600		Paychex, Inc.	6,527,524
241,300	L	Robert Half Intl., Inc.	6,025,261
81,500	@	Universal Technical Institute,
		Inc.	2,705,800
			75,974,519
		Computers: 3.4%
56,900	@,L	Affiliated Computer Services,
		Inc.	2,907,590
144,600	@	Cadence Design Systems, Inc.	1,975,236
131,700	@	Cognizant Technology
		Solutions Corp.	6,207,021
47,000	@	DST Systems, Inc.	2,199,600
94,300		Factset Research Systems, Inc.	3,379,712
183,400		Jack Henry & Associates, Inc.	3,358,054
88,700	@	Lexmark Intl., Inc.	5,750,421
72,500	@	Mercury Computer Systems,
		Inc.	1,984,325
78,800		National Instruments Corp.	1,670,560
71,300	@	Network Appliance, Inc.	2,015,651
49,200	@,@@,L	Research In Motion Ltd.	3,628,500
114,800	@	Synopsys, Inc.	1,913,716
			36,990,386
		Distribution/Wholesale: 0.5%
87,900		CDW Corp.	5,018,211
			5,018,211
		Diversified Financial Services: 4.6%
50,600		A.G. Edwards, Inc.	2,284,590
208,600	@,L	Ameritrade Holding Corp.	3,877,874
164,900	@@	Amvescap PLC ADR	1,980,449
524,600		Charles Schwab Corp.	5,917,488
270,100		Eaton Vance Corp.	6,458,091
70,500		Federated Investors, Inc.	2,115,705
53,600	@,L	First Marblehead Corp.	1,879,216
120,100		Franklin Resources, Inc.	9,245,298
144,500	@,@@,L	Lazard Ltd.	3,359,625
71,100		Legg Mason, Inc.	7,402,221
121,300		Nuveen Investments, Inc.	4,563,306
68,800		Raymond James Financial, Inc.	1,943,600
			51,027,463
		Electrical Components and
		Equipment: 0.6%
44,500		Ametek, Inc.	1,862,325
62,500	@	Littelfuse, Inc.	1,740,625
127,100		Molex, Inc.	2,984,308
			6,587,258
		Electronics: 2.1%
98,000		Applera Corp.-Applied
		Biosystems Group	1,927,660
72,200	@,L	Cymer, Inc.	1,902,470
20,900	@	Dolby Laboratories, Inc.	$461,054
81,700	@,L	Flir Systems, Inc.	2,437,928
124,000		Gentex Corp.	2,256,800
92,700	@	II-VI, Inc.	1,704,753
188,900	@	Jabil Circuit, Inc.	5,804,897
41,300	@,@@	Mettler Toledo Intl., Inc.	1,923,754
269,800		Symbol Technologies, Inc.	2,662,926
71,100	@	Waters Corp.	2,642,787
			23,725,029
		Entertainment: 0.9%
61,500	@	DreamWorks Animation SKG,
		Inc.	1,611,300
190,300		International Game
		Technology	5,356,945
100,550	@,L	Shuffle Master, Inc.	2,818,417
			9,786,662
		Environmental Control: 0.3%
58,200	@,L	Stericycle, Inc.	2,928,624
			2,928,624
		Food: 0.8%
35,000		Hershey Foods Corp.	2,173,500
63,000		McCormick & Co., Inc.	2,058,840
87,742		Tootsie Roll Industries, Inc.	2,566,454
30,000		Wm. Wrigley Jr. Co.	2,065,200
			8,863,994
		Healthcare-Products: 7.0%
68,800	@,L	Arthrocare Corp.	2,403,872
58,100	L	Bausch & Lomb, Inc.	4,822,300
47,900		Beckman Coulter, Inc.	3,045,003
62,400		Becton Dickinson & Co.	3,274,128
188,300		Biomet, Inc.	6,522,711
85,000		C.R. Bard, Inc.	5,653,350
50,400		Cooper Cos., Inc.	3,067,344
52,100		Dentsply Intl., Inc.	2,813,400
72,000	@	Edwards Lifesciences Corp.	3,097,440
55,000	@	Gen-Probe, Inc.	1,992,650
105,000	@	Henry Schein, Inc.	4,359,600
39,100	@	Inamed Corp.	2,618,527
103,000	@,L	Kyphon, Inc.	3,583,370
61,200	@	Patterson Cos., Inc.	2,758,896
44,700	@	Resmed, Inc.	2,949,753
85,000	@	Respironics, Inc.	3,069,350
64,200	@@	Smith & Nephew PLC ADR	3,172,122
69,800	@	St. Jude Medical, Inc.	3,043,978
58,300	@	Sybron Dental Specialties, Inc.	2,193,246
76,900	@	Techne Corp.	3,530,479
123,100	@	Varian Medical Systems, Inc.	4,595,323
98,800	@	Wright Medical Group, Inc.	2,637,960
25,100	@	Zimmer Holdings, Inc.	1,911,867
			77,116,669
		Healthcare-Services: 4.7%
100,600	@	Coventry Health Care, Inc.	7,117,450
63,800	@	DaVita, Inc.	2,901,624
84,600	L	Health Management
		Associates, Inc.	2,214,828
129,000	@	Laboratory Corp. of America
		Holdings	6,437,100
85,800	@	Lincare Holdings, Inc.	3,504,072
88,400		Manor Care, Inc.	3,512,132

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Healthcare-Services (continued)
150,000		Quest Diagnostics, Inc.	$7,990,500
157,500	@	WellChoice, Inc.	10,941,525
110,600	@	WellPoint, Inc.	7,702,184
			52,321,415
		Home Builders: 1.6%
33,100		Centex Corp.	2,339,177
33,600		KB Home	2,561,328
35,300		Lennar Corp.	2,239,785
27,000		Pulte Homes, Inc.	2,274,750
99,200		Thor Industries, Inc.	3,117,856
25,200	@,L	Toll Brothers, Inc.	2,559,060
89,600	L	Winnebago Industries, Inc.	2,934,400
			18,026,356
		Home Furnishings: 0.3%
38,200		Harman Intl. Industries, Inc.	3,107,952
			3,107,952
		Household Products/Wares: 0.2%
42,800	L	Avery Dennison Corp.	2,266,688
			2,266,688
		Insurance: 2.6%
44,200		AMBAC Financial Group, Inc.	3,083,392
43,600	@,@@	Arch Capital Group Ltd.	1,964,180
72,000		Arthur J. Gallagher & Co.	1,953,360
64,100	@@	Axis Capital Holdings Ltd.	1,814,030
40,600		Brown & Brown, Inc.	1,824,564
6,300	@	Markel Corp	2,135,700
103,500		Marsh & McLennan Cos., Inc.	2,866,950
56,000	L	MBIA, Inc.	3,321,360
31,900		MGIC Investment Corp.	2,080,518
41,100		Radian Group, Inc.	1,940,742
42,800	@@,L	RenaissanceRe Holdings Ltd.	2,107,472
31,200	@	Triad Guaranty, Inc.	1,572,168
77,200	@@,L	Willis Group Holdings Ltd.	2,525,984
			29,190,420
		Internet: 2.9%
125,400	@,L	Amazon.com, Inc.	4,148,232
137,500	@,@@	Check Point Software
		Technologies	2,722,500
44,800	@	F5 Networks, Inc.	2,116,128
97,200	@,L	Internet Security Systems, Inc.	1,972,188
211,300	@,L	Matrixone, Inc.	1,056,500
199,800	@	McAfee, Inc.	5,230,764
242,700	@	Monster Worldwide, Inc.	6,960,636
71,800	@,@@	SINA Corp.	2,003,220
126,300	@	VeriSign, Inc.	3,632,388
41,300	@,L	Websense, Inc.	1,984,465
			31,827,021
		Leisure Time: 1.4%
43,900		Brunswick Corp.	1,901,748
38,300	L	Harley-Davidson, Inc.	1,899,680
150,900	L	Royal Caribbean Cruises Ltd.	7,297,524
91,700		Sabre Holdings Corp.	1,829,415
71,200	@,L	WMS Industries, Inc.	2,403,000
			15,331,367
		Lodging: 4.5%
113,800		Boyd Gaming Corp.	5,818,594
110,600		Choice Hotels International,
		Inc.	7,266,420
78,100	@@	Fairmont Hotels & Resorts, Inc.	$2,720,223
73,000		Harrah’s Entertainment, Inc.	5,261,110
139,800		Hilton Hotels Corp.	3,334,230
150,500		Marriott Intl., Inc.	10,267,110
154,000		Station Casinos, Inc.	10,225,600
100,600	@,L	Wynn Resorts Ltd.	4,755,362
			49,648,649
		Machinery-Diversified: 0.5%
51,100		IDEX Corp.	1,972,971
87,100	@	Zebra Technologies Corp.	3,814,109
			5,787,080
		Media: 3.4%
141,500	@,L	Citadel Broadcasting Corp.	1,620,175
114,700	@	Cox Radio, Inc.	1,806,525
138,300	@,L	Cumulus Media, Inc.	1,629,174
43,100		E.W. Scripps Co.	2,103,280
61,700	@	Entercom Communications
		Corp.	2,053,993
70,600		McGraw-Hill Cos., Inc.	3,124,050
47,100		Meredith Corp.	2,310,726
57,800	L	New York Times Co.	1,800,470
220,500	@,L	Radio One, Inc.	2,815,785
351,100	@	Regent Communications, Inc.	2,060,957
85,700	@@,L	Rogers Communications, Inc.	2,817,816
160,400	@	Salem Communications Corp.	3,182,336
209,400	@,L	Spanish Broadcasting System	2,091,906
140,100	@,L	Univision Communications, Inc.	3,859,755
2,100		Washington Post Co.	1,753,563
95,700		Westwood One, Inc.	1,955,151
			36,985,662
		Metal Fabricate/Hardware: 0.2%
28,800		Precision Castparts Corp.	2,243,520
			2,243,520
		Miscellaneous Manufacturing: 1.0%
48,800		Danaher Corp.	2,554,192
24,400		ITT Industries, Inc.	2,382,172
99,300		Pall Corp.	3,014,748
49,000		Roper Industries, Inc.	3,497,130
			11,448,242
		Office Furnishings: 0.3%
67,100		HNI Corp.	3,432,165
			3,432,165
		Oil and Gas: 1.1%
113,800	L	Murphy Oil Corp.	5,943,774
175,200		XTO Energy, Inc.	5,955,048
			11,898,822
		Oil and Gas Services: 2.5%
87,200		Baker Hughes, Inc.	4,461,152
106,300		BJ Services Co.	5,578,624
86,200	@	Cooper Cameron Corp.	5,348,710
90,400		Smith Intl., Inc.	5,758,480
102,600	@	Weatherford Intl. Ltd.	5,948,748
			27,095,714
		Packaging and Containers: 0.2%
38,700	@,L	Sealed Air Corp.	1,926,873
			1,926,873

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Pharmaceuticals: 4.2%
245,000	@,L	Abgenix, Inc.	$2,102,100
30,800	L	Allergan, Inc.	2,625,392
87,900	@,L	Amylin Pharmaceuticals, Inc.	1,839,747
130,200	@,L	Atherogenics, Inc.	2,080,596
122,300	@	Caremark Rx, Inc.	5,444,796
63,500	@,L	Cephalon, Inc.	2,527,935
112,400	@	Express Scripts, Inc.	5,617,752
107,700	@	Gilead Sciences, Inc.	4,737,723
161,500	@,L	IVAX Corp.	3,472,250
104,500	@	Medco Health Solutions, Inc.	5,576,120
81,900	@,L	Medicines Co.	1,915,641
44,400	@	Neurocrine Biosciences, Inc.	1,867,464
52,800	L	Omnicare, Inc.	2,240,304
36,700	@,L	OSI Pharmaceuticals, Inc.	1,499,929
46,000	@,L	Sepracor, Inc.	2,760,460
			46,308,209
		Retail: 5.8%
131,500	@	Bed Bath & Beyond, Inc.	5,494,070
61,500	@	Cheesecake Factory, Inc.	2,135,895
360,100		Dollar General Corp.	7,331,636
78,900	@,L	Dollar Tree Stores, Inc.	1,893,600
241,700		Family Dollar Stores, Inc.	6,308,370
123,200	L	Fred’s, Inc.	2,042,656
77,700	@	Men’s Wearhouse, Inc.	2,675,211
87,800	@,L	O’Reilly Automotive, Inc.	2,617,318
46,400		Outback Steakhouse, Inc.	2,099,136
123,300		PETsMART, Inc.	3,742,155
146,500		Ross Stores, Inc.	4,235,315
79,100	L	Ruby Tuesday, Inc.	2,048,690
238,355		Staples, Inc.	5,081,729
185,600	L	Tiffany & Co.	6,080,256
202,400		TJX Cos., Inc.	4,928,440
138,000	@	Williams-Sonoma, Inc.	5,460,660
			64,175,137
		Semiconductors: 9.0%
523,200	@	Altera Corp.	10,369,824
68,700	@	AMIS Holdings, Inc.	916,458
268,100		Analog Devices, Inc.	10,002,811
100,700	@	Broadcom Corp.	3,575,857
96,500	@	Integrated Circuit Systems, Inc.	1,991,760
121,400		Intersil Corp.	2,278,678
51,900		KLA-Tencor Corp.	2,268,030
74,000	@,L	Lam Research Corp.	2,141,560
265,900		Linear Technology Corp.	9,755,871
128,000	@,@@	Marvell Technology Group Ltd.	4,869,120
258,900		Maxim Integrated Products,
		Inc.	9,892,569
374,300		Microchip Technology, Inc.	11,086,765
488,200		National Semiconductor Corp.	10,755,046
79,900	@	Novellus Systems, Inc.	1,974,329
80,900	@	QLogic Corp.	2,497,383
97,300	@	Semtech Corp.	1,620,045
157,500	@,L	Silicon Laboratories, Inc.	4,128,075
363,300		Xilinx, Inc.	9,264,150
			99,388,331
		Software: 6.8%
178,035	@	Activision, Inc.	2,941,138
143,800	L	Adobe Systems, Inc.	4,115,556
77,400		Certegy, Inc.	2,958,228
132,600	@	Citrix Systems, Inc.	2,872,116
86,000	@,@@	Cognos, Inc.	2,936,040
53,800	@	Dun & Bradstreet Corp.	3,316,770
55,900	@	Electronic Arts, Inc.	$3,164,499
76,300		Fair Isaac Corp.	2,784,950
79,800	@	Filenet Corp.	2,006,172
87,200	@	Fiserv, Inc.	3,745,240
45,200	L	Global Payments, Inc.	3,064,560
45,000	@,L	Hyperion Solutions Corp.	1,810,800
165,900		IMS Health, Inc.	4,109,343
144,700	@	Intuit, Inc.	6,527,417
119,600	@	Mercury Interactive Corp.	4,587,856
118,500	@	NAVTEQ Corp.	4,405,830
262,200	@,L	Novell, Inc.	1,625,640
217,200	@,L	Red Hat, Inc.	2,845,320
129,400	@,L	Salesforce.com, Inc.	2,650,112
57,700		SEI Investments Co.	2,155,095
60,000	@,L	THQ, Inc.	1,756,200
332,700	@	Veritas Software Corp.	8,117,880
			74,496,762
		Telecommunications: 3.4%
114,800		Adtran, Inc.	2,845,892
309,500	@	American Tower Corp.	6,505,690
192,400	@	Corning, Inc.	3,197,688
326,200	@,L	Crown Castle Intl. Corp.	6,628,384
251,800	@	Juniper Networks, Inc.	6,340,324
56,500	@	NeuStar, Inc.	1,446,400
329,500	@,L	Nextel Partners, Inc.	8,293,515
51,500		Plantronics, Inc.	1,872,540
			37,130,433
		Textiles: 0.5%
131,900		Cintas Corp.	5,091,340
			5,091,340
		Toys/Games/Hobbies: 0.2%
108,600		Mattel, Inc.	1,987,380
			1,987,380
		Transportation: 1.2%
77,700		CH Robinson Worldwide, Inc.	4,522,140
82,500		Expeditors Intl. Washington,
		Inc.	4,109,325
67,100	@	Landstar System, Inc.	2,021,052
29,800	@@	UTI Worldwide, Inc.	2,074,676
			12,727,193
		Total Common Stock
		(Cost $1,049,715,802)	1,099,994,172

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateralcc: 4.0%
$44,145,876	The Bank of New York
	Institutional Cash
	Reserves Fund		44,145,876
	Total Short-Term Investments
	(Cost $44,145,876)		44,145,876
	Total Investments In
	Securities (Cost
	$1,093,861,678)*	103.9%	$1,144,140,048
	Other Assets and
	Liabilities-Net	(3.9)	(42,901,775)
	Net Assets	100.0%	$1,101,238,273

See Accompanying Notes to Financial Statements

ING T. ROWE PRICE DIVERSIFIED	PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $1,100,143,463. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$74,320,618
	Gross Unrealized Depreciation	(30,324,033)
	Net Unrealized Appreciation	$43,996,585

See Accompanying Notes to Financial Statements

ING T. ROWE	PORTFOLIO OF INVESTMENTS
PRICE GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of (6.5)% of net assets and 15.7%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 90.8%
		Agriculture: 0.4%
66,400		Monsanto Co.	$4,174,568
			4,174,568
		Banks: 5.1%
489,200	@@	Anglo Irish Bank Corp PLC	6,058,785
192,400	L	Northern Trust Corp.	8,771,516
321,900		State Street Corp.	15,531,675
255,900		U.S. Bancorp	7,472,280
172,200	@@	UBS AG	13,428,069
			51,262,325
		Beverages: 0.6%
82,000		Coca-Cola Co.	3,423,500
54,000		PepsiCo, Inc.	2,912,220
			6,335,720
		Biotechnology: 2.1%
188,100	@,L	Amgen, Inc.	11,372,526
56,700	@	Biogen Idec, Inc.	1,953,315
101,300	@	Genentech, Inc.	8,132,364
			21,458,205
		Commercial Services: 3.5%
587,700	@,@@	Accenture Ltd.	13,323,159
136,350	@,L	Apollo Group, Inc.	10,665,297
481,400		Cendant Corp.	10,768,918
			34,757,374
		Computers: 3.6%
160,600	@,L	Affiliated Computer
		Services, Inc.	$8,206,660
475,500	@	Dell, Inc.	18,787,005
413,600	@	EMC Corp.	5,670,456
49,200	@,@@,L	Research In Motion Ltd.	3,628,500
			36,292,621
		Cosmetics/Personal Care: 0.9%
177,500		Gillette Co.	8,986,825
			8,986,825
		Diversified Financial Services: 8.2%
226,600		American Express Co.	12,061,918
267,200	@,L	Ameritrade Holding Corp.	4,967,248
513,400	L	Charles Schwab Corp.	5,791,152
600,310		Citigroup, Inc.	27,752,331
100,500		Countrywide Financial Corp.	3,880,305
69,000		Franklin Resources, Inc.	5,311,620
42,400	L	Goldman Sachs Group, Inc.	4,325,648
143,300		Merrill Lynch & Co., Inc.	7,882,933
204,700	L	SLM Corp.	10,398,760
			82,371,915
		Entertainment: 0.7%
263,400		International Game
		Technology	7,414,710
			7,414,710
		Food: 0.6%
175,400		Sysco Corp.	6,347,726
			6,347,726
		Healthcare-Products: 3.2%
155,800	L	Biomet, Inc.	5,396,912
137,300	L	Johnson & Johnson	8,924,500
156,500		Medtronic, Inc.	8,105,135
45,500	@,L	St. Jude Medical, Inc.	1,984,255
117,000	L	Stryker Corp.	5,564,520
24,100	@,L	Zimmer Holdings, Inc.	1,835,697
			31,811,019
		Healthcare-Services: 3.9%
432,000		UnitedHealth Group, Inc.	22,524,480
242,100	@	WellPoint, Inc.	16,859,844
			39,384,324
		Home Furnishings: 0.4%
48,300		Harman Intl. Industries, Inc.	3,929,688
			3,929,688
		Insurance: 4.2%
91,100	@@	ACE Ltd.	4,085,835
371,400		American Intl. Group, Inc.	21,578,340
124,400		Genworth Financial, Inc.	3,760,612
143,200		Hartford Financial Services
		Group, Inc.	10,708,496
91,100		Marsh & McLennan Cos., Inc.	2,523,470
			42,656,753
		Internet: 2.8%
89,200	@,L	eBay, Inc.	2,944,492
17,500	@	Google, Inc.	5,147,625
145,300	@,L	IAC/InterActiveCorp.	3,494,465

See Accompanying Notes to Financial Statements

ING T. ROWE	PORTFOLIO OF INVESTMENTS
PRICE GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet (continued)
189,100	@,L	Symantec Corp.	$4,111,034
91,000	@,L	VeriSign, Inc.	2,617,160
283,600	@	Yahoo!, Inc.	9,826,740
			28,141,516
		Leisure Time: 1.2%
227,100	L	Carnival Corp.	12,388,305
			12,388,305
		Lodging: 0.7%
60,400	@,L	MGM Mirage	2,390,632
107,200	@,L	Wynn Resorts Ltd.	5,067,344
			7,457,976
		Machinery-Diversified: 0.6%
85,700		Deere & Co.	5,612,493
			5,612,493
		Media: 6.8%
339,100	@,L	Comcast Corp.	10,156,045
103,500	@	Echostar Communications
		Corp.	3,120,525
109,400	L	E.W. Scripps Co.	5,338,720
1,258,664	@	Liberty Media Corp.	12,825,786
659,400	L	News Corp.	10,669,092
132,900	@@,L	Rogers Communications Inc	4,369,752
531,600	@	Time Warner, Inc.	8,883,036
282,900	@,L	Univision Communications,
		Inc.	7,793,895
158,730		Viacom, Inc.	5,082,535
			68,239,386
		Mining: 0.7%
317,700	@@	BHP Billiton Ltd.	4,344,421
90,000	@@,L	BHP Billiton Ltd. ADR	2,457,000
			6,801,421
		Miscellaneous Manufacturing: 5.5%
300,900		Danaher Corp.	15,749,106
761,000		General Electric Co.	26,368,650
460,700	@@,L	Tyco Intl., Ltd.	13,452,440
			55,570,196
		Oil and Gas: 2.4%
191,238		Exxon Mobil Corp.	10,990,448
54,400	@@	Total SA	12,734,627
			23,725,075
		Oil and Gas Services: 2.3%
210,500	L	Baker Hughes, Inc.	10,769,180
168,300		Schlumberger Ltd.	12,780,702
			23,549,882
		Pharmaceuticals: 2.9%
88,700	@	Caremark Rx, Inc.	3,948,924
194,100	@	Gilead Sciences, Inc.	8,538,459
273,068		Pfizer, Inc.	7,531,215
146,700	@@,L	Teva Pharmaceutical
		Industries Ltd. ADR	4,568,238
110,500		Wyeth	4,917,250
			29,504,086
		Retail: 9.2%
140,250		Best Buy Co., Inc.	$9,614,138
125,700		Family Dollar Stores, Inc.	3,280,770
260,800		Home Depot, Inc.	10,145,120
118,800	@@	Inditex SA	3,053,915
216,700	@	Kohl’s Corp.	12,115,697
218,000	L	PETsMART, Inc.	6,616,300
254,900		Target Corp.	13,869,109
333,300	@@	Wal-Mart de Mexico
		SA de CV	1,352,319
75,600	@@	Wal-Mart de Mexico SA de
		CV ADR	3,067,364
448,900		Wal-Mart Stores, Inc.	21,636,981
160,600		Walgreen Co.	7,385,994
			92,137,707
		Semiconductors: 4.9%
259,300	L	Analog Devices, Inc.	9,674,483
317,500	@,@@	ASML Holding NV	4,980,975
583,400		Intel Corp.	15,203,404
135,800	@,@@	Marvell Technology Group
		Ltd.	5,165,832
104,800		Maxim Integrated Products,
		Inc.	4,004,408
9,200	@@	Samsung Electronics Co. Ltd.	4,361,293
243,600	L	Xilinx, Inc.	6,211,800
			49,602,195
		Software: 6.6%
180,700		Automatic Data Processing,
		Inc.	7,583,979
27,700	@	Electronic Arts, Inc.	1,568,097
186,000		First Data Corp.	7,466,040
154,400	@,L	Fiserv, Inc.	6,631,480
54,900	@,L	Intuit, Inc.	2,476,539
82,500	@,L	Mercury Interactive Corp.	3,164,700
1,070,700		Microsoft Corp.	26,596,188
638,200	@	Oracle Corp.	8,424,240
153,800	@,L	Red Hat, Inc.	2,014,780
			65,926,043
		Telecommunications: 6.5%
97,900	@@,L	America Movil SA de CV ADR	5,835,819
200,400	@	Cisco Systems, Inc.	3,829,644
877,400	@,L	Corning, Inc.	14,582,388
261,900	@,L	Crown Castle Intl. Corp.	5,321,808
134,600	@,L	Juniper Networks, Inc.	3,389,228
223,200	@,L	Nextel Communications, Inc.	7,211,592
399,000	@@	Nokia OYJ	6,641,718
139,400		QUALCOMM, Inc.	4,601,594
189,500	L	Sprint Corp.	4,754,555
64,800	@@	TELUS Corp.	2,278,368
59,400	@@	TELUS Corp.-Non Voting
		Shares	2,020,194
1,888,714	@@	Vodafone Group PLC	4,593,877
			65,060,785
		Transportation: 0.3%
37,500	L	United Parcel Service, Inc.	2,593,500
			2,593,500
		Total Common Stock
		(Cost $806,557,090)	913,494,339

See Accompanying Notes to Financial Statements

ING T. ROWE	PORTFOLIO OF INVESTMENTS
PRICE GROWTH EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 15.7%
	Securities Lending Collateralcc: 15.7%
$158,610,296	The Bank of New York
	Institutional Cash
	Reserves Fund		$158,610,296
	Total Short Term Investments
	(Cost $158,610,296)		158,610,296
	Total Investments In
	Securities (Cost
	$965,167,386)*	106.5%	$1,072,104,635
	Other Assets and
	Liabilities-Net	(6.5)	(65,714,375)
	Net Assets	100.0%	$1,006,390,260

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/Trustees
(Note 2A).

@	Non-income producing security
@@	Foreign issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
*	Cost for federal income tax purposes is $973,773,073. Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$118,700,641
	Gross Unrealized Depreciation	(20,369,079)
	Net Unrealized Appreciation	$98,331,562

See Accompanying Notes to Financial Statements

ING UBS	PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

* Excludes other assets and liabilities of (16.7)% of net assets and 18.1%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 98.6%
		Advertising: 1.5%
48,800		Omnicom Group, Inc.	$3,897,168
			3,897,168
		Aerospace/Defense: 2.8%
63,400		Lockheed Martin Corp.	4,112,758
57,300		Northrop Grumman Corp.	3,165,825
			7,278,583
		Auto Parts and Equipment: 1.2%
3,300		BorgWarner, Inc.	177,111
53,000		Johnson Controls, Inc.	2,985,490
			3,162,601
		Banks: 7.6%
78,100		Fifth Third Bancorp	3,218,501
173,100	L	Mellon Financial Corp.	4,966,239
60,100		PNC Financial Services Group, Inc.	3,273,046
136,200		Wells Fargo & Co.	8,387,196
			19,844,982
		Biotechnology: 1.7%
67,400	@	Genzyme Corp.	4,050,066
40,600	@,L	Millennium Pharmaceuticals, Inc.	376,362
			4,426,428
		Building Materials: 4.1%
69,000		Martin Marietta Materials, Inc.	4,769,280
185,500		Masco Corp.	5,891,480
			10,660,760
		Commercial Services: 0.9%
104,300		Cendant Corp.	$2,333,191
			2,333,191
		Computers: 1.3%
146,800		Hewlett-Packard Co.	3,451,268
69,400	@,X	Seagate Technology	1
			3,451,269
		Diversified Financial Services: 11.9%
249,600		Citigroup, Inc.	11,539,008
93,200		Freddie Mac	6,079,436
173,600		J.P. Morgan Chase & Co.	6,131,552
140,300		Morgan Stanley	7,361,541
			31,111,537
		Electric: 6.4%
69,100	L	American Electric Power Co., Inc.	2,547,717
132,600	L	Exelon Corp.	6,806,358
93,000		FirstEnergy Corp.	4,474,230
68,800	L	NiSource, Inc.	1,701,424
54,000	L	Pepco Holdings, Inc.	1,292,760
			16,822,489
		Electronics: 1.2%
58,100	@,@@,L	Mettler Toledo Intl., Inc.	2,706,298
15,000	@	Waters Corp.	557,550
			3,263,848
		Food: 2.9%
188,000	L	Albertson’s, Inc.	3,887,840
196,100	@,L	Kroger Co.	3,731,783
			7,619,623
		Gas: 1.0%
65,500		Sempra Energy	2,705,805
			2,705,805
		Healthcare-Products: 4.1%
136,100		Johnson & Johnson	8,846,500
35,500		Medtronic, Inc.	1,838,545
			10,685,045
		Healthcare-Services: 4.6%
156,000		UnitedHealth Group, Inc.	8,133,840
55,400	@	WellPoint, Inc.	3,858,056
			11,991,896
		Household Products/Wares: 1.3%
54,400		Kimberly-Clark Corp.	3,404,896
			3,404,896
		Insurance: 4.9%
52,100	L	AFLAC, Inc.	2,254,888
53,000	L	Allstate Corp.	3,166,750
77,000		American Intl. Group, Inc.	4,473,700
37,300		Hartford Financial Services
		Group, Inc.	2,789,294
			12,684,632
		Internet: 1.2%
133,200	@,L	IAC/InterActiveCorp.	3,203,460
			3,203,460

See Accompanying Notes to Financial Statements

ING UBS	PORTFOLIO OF INVESTMENTS
U.S. LARGE CAP EQUITY PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Leisure Time: 0.8%
40,100	L	Carnival Corp.	$2,187,455
			2,187,455
		Media: 4.4%
88,800	@	Clear Channel Communications,
		Inc.	2,746,584
63,200	L	Dex Media, Inc.	1,542,712
61,900	@,L	DIRECTV Group, Inc.	959,450
254,100	@	Time Warner, Inc.	4,246,011
77,700	@,L	Univision Communications, Inc.	2,140,635
			11,635,392
		Miscellaneous Manufacturing: 2.0%
64,700		Illinois Tool Works, Inc.	5,155,296
			5,155,296
		Oil and Gas: 3.2%
77,900		Exxon Mobil Corp.	4,476,913
71,100		Marathon Oil Corp.	3,794,607
			8,271,520
		Oil and Gas Services: 0.5%
25,600	L	Baker Hughes, Inc.	1,309,696
			1,309,696
		Pharmaceuticals: 9.3%
69,100	L	Allergan, Inc.	5,890,084
86,800		Bristol-Myers Squibb Co.	2,168,264
33,800	@	Caremark Rx, Inc.	1,504,776
43,400	@,L	Cephalon, Inc.	1,727,754
66,500	@,L	Medco Health Solutions, Inc.	3,548,440
204,800		Mylan Laboratories, Inc.	3,940,352
126,100		Wyeth	5,611,450
			24,391,120
		Retail: 4.1%
21,200	@,L	7-Eleven, Inc.	641,088
120,700	L	Costco Wholesale Corp.	5,409,774
48,600	@,L	Kohl’s Corp.	2,717,226
85,600	@,L	Office Depot, Inc.	1,955,104
			10,723,192
		Semiconductors: 1.5%
141,600	L	Applied Materials, Inc.	2,291,088
65,300	L	Xilinx, Inc.	1,665,150
			3,956,238
		Software: 5.5%
332,600		Microsoft Corp.	8,261,784
287,800	@	Oracle Corp.	3,798,960
94,100	@,L	Veritas Software Corp.	2,296,040
			14,356,784
		Telecommunications: 4.7%
2,206	@	Enterasys Networks, Inc.	$1,985
280,100	@,L	Nextel Communications, Inc.	9,050,031
137,400		SBC Communications, Inc.	3,263,250
			12,315,266
		Transportation: 2.0%
73,900		Burlington Northern Santa Fe
		Corp.	3,479,212
21,000	L	FedEx Corp.	1,701,210
			5,180,422
		Total Common Stock
		(Cost $232,529,863)	258,030,594

Principal
Amount			Value
SHORT-TERM INVESTMENTS: 18.1%
	Securities Lending Collateralcc: 18.1%
$47,426,461	The Bank of New York
	Institutional Cash
	Reserves Fund		47,426,461
	Total Short-Term Investments
	(Cost $47,426,461)		47,426,461
	Total Investments In
	Securities (Cost
	$279,956,324)*	116.7%	$305,457,055
	Other Assets and
	Liabilities-Net	(16.7)	(43,797,356)
	Net Assets	100.0%	$261,659,699

@	Non-income producing security
@@	Foreign issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2005.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
*	Cost for federal income tax purposes is $281,396,103. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$29,702,700
Gross Unrealized Depreciation	(5,641,748)
Net Unrealized Appreciation	$24,060,952

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Industry Types*

as of June 30, 2005

(as a percent of net assets)

*	Excludes other assets and liabilities of 0.6% of net assets and 0.4%
of net assets for short-term investments related to securities lending.

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 90.0%
		Agriculture: 2.0%
163,480		Altria Group, Inc.	$10,570,617
			10,570,617
		Airlines: 0.4%
162,400		Southwest Airlines Co.	2,262,232
			2,262,232
		Apparel: 0.7%
112,800		Jones Apparel Group, Inc.	3,501,312
			3,501,312
		Banks: 8.0%
367,840		Bank of America Corp.	16,777,182
105,900		PNC Financial Services Group, Inc.	5,767,314
6,920		SunTrust Banks, Inc.	499,901
159,900		The Bank of New York Co., Inc.	4,601,922
76,142		Wachovia Corp.	3,776,643
195,100		Wells Fargo & Co.	12,014,258
			43,437,220
		Beverages: 1.2%
157,000		Coca-Cola Co.	6,554,750
			6,554,750
		Chemicals: 3.4%
106,500		Dow Chemical Co.	4,742,445
236,500		E.I. du Pont de Nemours & Co.	10,171,865
76,100		Rohm & Haas Co.	3,526,474
			18,440,784
		Computers: 2.7%
87,100	@,L	Affiliated Computer Services, Inc.	$4,450,810
180,745		Hewlett-Packard Co.	4,249,315
22,010		International Business
		Machines Corp.	1,633,142
22,802	@	Lexmark Intl., Inc.	1,478,254
75,160	@	Sungard Data Systems, Inc.	2,643,377
			14,454,898
		Diversified Financial Services: 9.0%
3,380		Capital One Financial Corp.	270,434
303,784		Citigroup, Inc.	14,043,934
33,200		Fannie Mae	1,938,880
330,520		Freddie Mac	21,559,819
124,590		J.P. Morgan Chase & Co.	4,400,519
25,200		Lehman Brothers Holdings, Inc.	2,501,856
69,070		Merrill Lynch & Co., Inc.	3,799,541
			48,514,983
		Electric: 3.8%
115,050		American Electric Power Co., Inc.	4,241,894
77,830		Constellation Energy Group, Inc.	4,490,013
56,600		Dominion Resources, Inc.	4,153,874
94,000		FirstEnergy Corp.	4,522,339
51,630		Public Service Enterprise Group,
		Inc.	3,140,137
			20,548,257
		Electronics: 0.2%
63,080	@,@@,L	Flextronics Intl. Ltd.	833,287
5,240	@	Jabil Circuit, Inc.	161,025
33,950	@,L	Kemet Corp.	213,885
			1,208,197
		Food: 3.4%
238,700		Kraft Foods, Inc.	7,593,047
167,900	@@	Unilever NV ADR	10,884,957
			18,478,004
		Forest Products and Paper: 5.3%
391,520		Georgia-Pacific Corp.	12,450,336
546,477		International Paper Co.	16,509,070
			28,959,406
		Household Products/Wares: 1.7%
147,010		Kimberly-Clark Corp.	9,201,356
			9,201,356
		Insurance: 5.8%
29,500		AFLAC, Inc.	1,276,760
33,720		AMBAC Financial Group, Inc.	2,352,307
62,000		American Intl. Group, Inc.	3,602,200
31,600		Assurant, Inc.	1,140,760
580	@	Berkshire Hathaway, Inc.	1,614,430
112,550		Chubb Corp.	9,635,405
80,100		Genworth Financial, Inc.	2,421,423
14,000		Hartford Financial Services
		Group, Inc.	1,046,920
55,600		MetLife, Inc.	2,498,664
4,500	@@	RenaissanceRe Holdings Ltd.	221,580
52,205		St. Paul Travelers Cos., Inc.	2,063,664
70,870		Torchmark Corp.	3,699,414
			31,573,527

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING VAN KAMPEN COMSTOCK PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Internet: 0.0%
3,060	@,@@	Check Point Software
		Technologies	$60,588
			60,588
		Machinery-Diversified: 0.1%
21,970		Cognex Corp.	575,394
			575,394
		Media: 7.5%
391,800		Clear Channel Communications,
		Inc.	12,118,374
749,000	@	Liberty Media Corp.	7,632,310
405,100	@	Time Warner, Inc.	6,769,221
173,300		Viacom, Inc.	5,549,066
331,440		Walt Disney Co.	8,345,659
			40,414,630
		Mining: 1.8%
372,500		Alcoa, Inc.	9,733,425
			9,733,425
		Miscellaneous Manufacturing: 0.5%
99,000		Eastman Kodak Co.	2,658,150
			2,658,150
		Oil and Gas: 2.4%
47,098		ConocoPhillips	2,707,664
65,300		GlobalSantaFe Corp.	2,664,240
6,900	@@,L	Petroleo Brasileiro SA-Petrobras
		ADR	359,697
32,400	@@	Petroleo Brasileiro SA-Petrobras
		ADR, Preferred Shares	1,491,696
48,600	@@	Total SA ADR	5,678,910
			12,902,207
		Oil and Gas Services: 2.4%
247,046		Halliburton Co.	11,813,740
17,850		Schlumberger Ltd.	1,355,529
			13,169,269
		Pharmaceuticals: 14.5%
72,000		AmerisourceBergen Corp.	4,978,800
714,790		Bristol-Myers Squibb Co.	17,855,454
513,300	@@	GlaxoSmithKline PLC ADR	24,900,184
281,572		Pfizer, Inc.	7,765,756
121,340	@@	Roche Holding Ltd. ADR	7,681,429
89,865	@@	Sanofi-Aventis ADR	3,683,566
281,340		Schering-Plough Corp.	5,362,340
145,955		Wyeth	6,494,997
			78,722,526
		Retail: 3.3%
32,800		Best Buy Co., Inc.	2,248,440
32,160		Federated Department Stores,
		Inc.	2,356,685
51,400		May Department Stores Co.	2,064,224
73,420		McDonald’s Corp.	2,037,405
185,600		Wal-Mart Stores, Inc.	8,945,920
			17,652,674
		Semiconductors: 0.2%
64,210	@	Credence Systems Corp.	581,101
6,280		Intel Corp.	163,657
6,120	@	Novellus Systems, Inc.	$151,225
			895,983
		Software: 0.7%
56,900		First Data Corp.	2,283,966
68,860		Microsoft Corp.	1,710,482
			3,994,448
		Telecommunications: 8.5%
110	@,@@	Amdocs Ltd.	2,907
1,560	@	Andrew Corp.	19,906
95,100	@	Cisco Systems, Inc.	1,817,361
38,430	@@	Nokia Oyj ADR	639,475
672,100		SBC Communications, Inc.	15,962,375
417,310		Sprint Corp.	10,470,308
18,377	@@,L	Telefonaktiebolaget LM
		Ericsson ADR	587,145
483,080		Verizon Communications, Inc.	16,690,414
			46,189,891
		Toys/Games/Hobbies: 0.5%
160,700		Mattel, Inc.	2,940,810
			2,940,810
		Total Common Stock
		(Cost $462,181,783)	487,615,538

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 9.4%
	Federal Home Loan Bank: 9.0%
$49,000,000	Federal Home Loan Bank Discount Notes, 2.300%, due 07/01/05		48,996,869
	Total Federal Home Loan Bank (Cost $49,000,000)		48,996,869
	Securities Lending CollateralCC: 0.4%
2,008,358	The Bank of New York Institutional Cash Reserves Fund		2,008,358
	Total Securities Lending Collateral (Cost $2,008,358)		2,008,358
	Total Short-Term Investments (Cost $51,008,358)		51,005,227
	Total Investments In Securities (Cost $513,190,141)*	99.4%	$538,620,765
	Other Assets and Liabilities-Net	0.6	3,147,600
	Net Assets	100.0%	$541,768,365

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

cc                                    Securities purchased with cash collateral for securities loaned.

L                                         Loaned security, a portion or all of the security is on loan at June 30, 2005.

*                                         Cost for federal income tax purposes is $513,374,351. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$38,332,996
Gross Unrealized Depreciation	(13,086,582)
Net Unrealized Appreciation	$25,246,414

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED)

Investment Types*

as of June 30, 2005

(as a percent of net assets)

*    Excludes other assets and liabilities of 0.7% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value
		COMMON STOCK: 62.8%
		Aerospace/Defense: 1.3%
137,980		Northrop Grumman Corp.	$7,623,395
182,010		Raytheon Co.	7,120,231
			14,743,626
		Agriculture: 0.6%
108,310		Altria Group, Inc.	7,003,325
			7,003,325
		Auto Manufacturers: 0.8%
352,210	@@	Honda Motor Co. Ltd. ADR	8,667,888
			8,667,888
		Banks: 2.0%
221,120		Bank of America Corp.	10,085,283
103,410		PNC Financial Services Group, Inc.	5,631,709
119,800		State Street Corp.	5,780,350
			21,497,342
		Beverages: 0.9%
233,840		Coca-Cola Co.	9,762,820
			9,762,820
		Biotechnology: 0.6%
181,900	@	Chiron Corp.	6,346,491
			6,346,491
		Chemicals: 2.5%
595,990	@@	Bayer AG ADR	19,834,547
163,620		Dow Chemical Co.	7,285,999
33,369	@,@@	Lanxess AG	$744,942
			27,865,488
		Commercial Services: 0.4%
105,450		Equifax, Inc.	3,765,619
4,159		McKesson Corp.	186,282
			3,951,901
		Computers: 1.0%
445,500		Hewlett-Packard Co.	10,473,705
			10,473,705
		Diversified Financial Services: 8.1%
688,550		Charles Schwab Corp.	7,766,844
351,480		Citigroup, Inc.	16,248,920
193,470		Freddie Mac	12,620,048
30,110		Goldman Sachs Group, Inc.	3,071,822
551,940		J.P. Morgan Chase & Co.	19,494,521
130,000		Lehman Brothers Holdings, Inc.	12,906,400
91,800		MBNA Corp.	2,401,488
260,000		Merrill Lynch & Co., Inc.	14,302,600
			88,812,643
		Electric: 2.6%
177,300		American Electric Power Co., Inc.	6,537,051
11,000	@	Centerpoint Energy Inc	370,403
103,610		Entergy Corp.	7,827,736
117,070		Exelon Corp.	6,009,203
164,200		FirstEnergy Corp.	7,899,662
			28,644,055
		Electronics: 0.4%
81,730		Applera Corp.-Applied Biosystems Group	1,607,629
40,230		Parker Hannifin Corp.	2,494,662
			4,102,291
		Food: 2.4%
172,180	@@	Cadbury Schweppes PLC ADR	6,599,659
169,560		Kraft Foods, Inc.	5,393,704
226,850	@@	Unilever NV ADR	14,706,686
			26,700,049
		Healthcare-Products: 0.9%
125,510		Bausch & Lomb, Inc.	10,417,330
			10,417,330
		Household Products/Wares: 0.7%
114,630		Kimberly-Clark Corp.	7,174,692
			7,174,692
		Insurance: 5.0%
190,030	@@	Aegon NV ADR	2,445,686
158,990		Chubb Corp.	13,611,133
118,520		CIGNA Corp.	12,685,196
78,650		Hartford Financial Services Group, Inc.	5,881,447
130,891		Prudential Financial, Inc.	8,594,303
283,260		St. Paul Travelers Cos., Inc.	11,197,268
			54,415,033
		Internet: 0.9%
429,850	@	Symantec Corp.	9,344,939
			9,344,939

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging: 0.4%
59,790		Marriott Intl., Inc.	$4,078,874
			4,078,874
		Media: 4.3%
448,910	@	Clear Channel Communications, Inc.	13,884,786
948,780	@	Time Warner, Inc.	15,854,114
228,610		Viacom, Inc.	7,320,092
421,120		Walt Disney Co.	10,603,802
			47,662,794
		Mining: 0.8%
226,940		Newmont Mining Corp.	8,857,468
			8,857,468
		Miscellaneous Manufacturing: 2.7%
419,900		General Electric Co.	14,549,535
73,080	@@	Ingersoll-Rand Co. Ltd.	5,214,258
138,500	@@	Siemens AG ADR	10,062,025
			29,825,818
		Oil and Gas: 5.7%
227,760	@@	BP PLC ADR	14,207,669
217,440		ConocoPhillips	12,500,626
175,560		Exxon Mobil Corp.	10,089,433
231,850	@@	Royal Dutch Petroleum Co. ADR	15,047,064
129,850		Valero Energy Corp.	10,272,434
			62,117,226
		Oil and Gas Services: 1.3%
192,530		Schlumberger Ltd.	14,620,728
			14,620,728
		Pharmaceuticals: 7.7%
810,580		Bristol-Myers Squibb Co.	20,248,288
173,570		Eli Lilly & Co.	9,669,585
123,500	@@	GlaxoSmithKline PLC ADR	5,990,985
244,420	@@	Roche Holdings AG ADR	15,473,008
196,010	@@	Sanofi-Aventis ADR	8,034,450
738,670		Schering-Plough Corp.	14,079,050
231,960		Wyeth	10,322,220
			83,817,586
		Pipelines: 0.5%
310,900		Williams Cos., Inc.	5,907,100
			5,907,100
		Retail: 2.7%
157,590	@	Kohl’s Corp.	8,810,857
112,100		McDonald’s Corp.	3,110,775
100,640		Target Corp.	5,475,822
251,800		Wal-Mart Stores, Inc.	12,136,760
			29,534,214
		Semiconductors: 1.4%
341,360		Intel Corp.	8,895,842
610,700	@	Micron Technology, Inc.	6,235,247
			15,131,089
		Telecommunications: 3.9%
224,220	@@	France Telecom SA ADR	6,533,771
605,910		Motorola, Inc.	11,063,916
232,100	@	Nextel Communications, Inc.	7,499,151
264,990		Sprint Corp.	$6,648,599
313,950		Verizon Communications, Inc.	10,846,973
			42,592,410
		Transportation: 0.3%
119,040		Norfolk Southern Corp.	3,685,478
			3,685,478
		Total Common Stock (Cost $660,579,499)	687,754,403

PREFERRED STOCK: 5.5%
		Advertising: 0.0%
4,150		Interpublic Group of Cos., Inc.	186,335
			186,335
		Aerospace/Defense: 0.0%
1,230		Coltec Capital Trust	60,270
			60,270
		Airlines: 0.0%
2,310		Continental Airlines Finance Trust II	52,553
			52,553
		Chemicals: 0.0%
5,550		Huntsman Corp.	255,855
			255,855
		Commercial Services: 0.1%
38,400		United Rentals Trust I	1,612,800
			1,612,800
		Healthcare-Products: 0.6%
113,250		Baxter Intl., Inc.	6,261,593
			6,261,593
		Housewares: 0.2%
54,971		Newell Financial Trust I	2,411,853
			2,411,853
		Insurance: 1.1%
117,350		Chubb Corp.	3,723,515
56,850		Conseco, Inc.	1,563,375
38,350		St Paul Travelers Cos., Inc.	2,649,985
83,650		Travelers Property Casualty Corp.	1,872,087
59,950		UnumProvident Corp.	2,155,802
			11,964,764
		Media: 0.2%
27,920	@	Tribune Co.	2,387,160
			2,387,160
		Oil and Gas: 0.6%
67,300		Ameranda Hess Corp.	6,166,699
			6,166,699
		Pharmaceuticals: 0.8%
56,650		Omnicare, Inc.	3,285,700
109,650		Schering-Plough Corp.	5,589,957
			8,875,657
		Pipelines: 0.6%
1,900	#	El Paso Corp.	2,025,400

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Shares		Value
	Pipelines (continued)
105,000	El Paso Energy Capital Trust I	$3,995,250
		6,020,650
	Savings and Loans: 0.1%
13,600	Sovereign Capital Trust II	601,800
		601,800
	Software: 0.3%
3,300	Lucent Technologies Capital Trust I	3,211,725
		3,211,725
	Sovereign: 0.9%
101	Fannie Mae	9,807,554
		9,807,554
	Total Preferred Stock (Cost $57,826,962)	59,877,268

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 7.3%
		Airlines: 0.2%
$1,184,000		AMR Corp., 4.250%, due 09/23/23	1,030,080
956,000		Continental Airlines, Inc., 4.500%, due 02/01/07	826,940
			1,857,020
		Biotechnology: 0.5%
6,196,000		Amgen, Inc., 1.350%, due 03/01/32	4,538,570
1,200,000		Chiron Corp., 2.750%, due 06/30/34	1,149,000
210,000		Enzon Pharmaceuticals, Inc., 4.500%, due 07/01/08	186,375
			5,873,945
		Diversified Financial Services: 1.2%
5,800,000		Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,763,402
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	7,419,749
			13,183,151
		Electric: 0.1%
1,600,000		Calpine Corp., 4.750%, due 11/15/23	1,152,000
			1,152,000
		Electronics: 0.1%
937,000		Agilent Technologies, Inc., 3.000%, due 12/01/21	928,801
			928,801
		Food: 1.0%
14,800,000		General Mills, Inc., 2.000%, due 10/28/22	10,508,000
2,485,000		SUPERVALU, Inc., 7.100%, due 11/02/31	857,325
			11,365,325
		Forest Products and Paper: 0.3%
$5,350,000		International Paper Co., 5.050%, due 06/20/21	$2,942,500
			2,942,500
		Healthcare-Products: 0.5%
1,263,000		Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,278,788
3,960,000		Medtronic, Inc., 1.250%, due 09/15/21	3,945,150
			5,223,938
		Internet: 0.1%
1,440,000		Amazon.com, Inc., 4.750%, due 02/01/09	1,386,000
			1,386,000
		Media: 0.2%
1,031,000		EchoStar Communications Corp., 5.750%, due 05/15/08	1,028,423
1,615,000		Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,360,637
			2,389,060
		Oil and Gas Services: 0.6%
4,512,000		Halliburton Co., 3.125%, due 07/15/23	6,260,400
			6,260,400
		Packaging and Containers: 0.2%
2,070,000	#	Sealed Air Corp., 3.000%, due 06/30/33	2,057,063
			2,057,063
		Pharmaceuticals: 0.7%
847,000		Alpharma, Inc., 3.000%, due 06/01/06	1,079,925
3,438,000		Teva Pharmaceutical Finance LLC, 0.500%, due 02/01/24	3,386,430
3,512,000		Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,274,940
			7,741,295
		Pipelines: 0.4%
8,807,000		El Paso Corp., 5.360%, due 02/28/21	4,755,780
			4,755,780
		Semiconductors: 0.8%
3,800,000		Advanced Micro Devices, Inc., 4.750%, due 02/01/22	3,785,750
4,601,000		Micron Technology, Inc., 2.500%, due 02/01/10	4,612,503
			8,398,253
		Telecommunications: 0.4%
5,006,000	@@	Nortel Networks Corp., 4.250%, due 09/01/08	4,693,125
			4,693,125
		Total Convertible Corporate Bonds (Cost $80,813,034)	80,207,656

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
CORPORATE BONDS/NOTES: 5.4%
		Aerospace/Defense: 0.0%
$75,000	C	Raytheon Co., 6.150%, due 11/01/08	$79,198
12,000	C	Raytheon Co., 8.300%, due 03/01/10	13,920
400,000	C	United Technologies Corp., 4.375%, due 05/01/10	404,135
			497,253
		Agriculture: 0.1%
400,000		Altria Group, Inc., 7.000%, due 11/04/13	448,357
160,000		Altria Group, Inc., 7.750%, due 01/15/27	192,681
			641,038
		Airlines: 0.1%
472,439		America West Airlines, Inc., 7.100%, due 04/02/21	500,600
125,000		Southwest Airlines Co., 5.496%, due 11/01/06	127,198
			627,798
		Auto Manufacturers: 0.1%
160,000		DaimlerChrysler Corp., 7.300%, due 01/15/12	179,024
325,000		DaimlerChrysler Corp., 7.750%, due 01/18/11	367,277
90,000		Ford Motor Co., 7.450%, due 07/16/31	75,326
90,000	C	General Motors Corp., 7.125%, due 07/15/13	81,000
320,000	C	General Motors Corp., 8.375%, due 07/15/33	268,800
			971,427
		Banks: 0.3%
750,000		Bank of America Corp., 3.375%, due 02/17/09	731,558
175,000		Bank One Corp., 6.000%, due 02/17/09	184,596
225,000		FleetBoston Financial Corp., 7.250%, due 09/15/05	226,592
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	744,484
125,000		Sovereign Bank, 4.000%, due 02/01/08	123,962
425,000		The Bank of New York Co., Inc., 3.800%, due 02/01/08	421,819
75,000		The Bank of New York Co., Inc., 5.200%, due 07/01/07	76,464
850,000		Wachovia Corp., 3.625%, due 02/17/09	836,450
			3,345,925
		Beverages: 0.1%
500,000	@@,#	FBG Finance Ltd., 5.125%, due 06/15/15	502,925
490,000	#,C	Miller Brewing Co., 4.250%, due 08/15/08	488,215
			991,140
		Biotechnology: 0.5%
$1,020,000	C	Chiron Corp., 1.625%, due 08/01/33	$951,150
1,573,000	#,C	Chiron Corp., 2.750%, due 06/30/34	1,506,147
3,537,000	C	MedImmune, Inc., 1.000%, due 07/15/23	3,391,098
			5,848,395
		Diversified Financial Services: 1.7%
1,275,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	1,391,323
4,100,000	C	American Express Co., 1.850%, due 12/01/33	4,171,750
730,000		American General Finance Corp., 4.625%, due 05/15/09	734,374
15,000		American General Finance Corp., 4.625%, due 09/01/10	15,088
80,000	C	AXA Financial, Inc., 6.500%, due 04/01/08	84,763
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	681,726
125,000		CIT Group, Inc., 2.875%, due 09/29/06	123,279
100,000		CIT Group, Inc., 3.650%, due 11/23/07	98,650
100,000		CIT Group, Inc., 7.375%, due 04/02/07	105,398
1,160,000		Citigroup, Inc., 5.625%, due 08/27/12	1,240,857
250,000		Citigroup, Inc., 6.000%, due 02/21/12	273,379
425,000		Citigroup, Inc., 6.500%, due 01/18/11	469,790
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	626,696
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	650,754
355,000		Ford Motor Credit Co., 7.250%, due 10/25/11	342,028
250,000		Ford Motor Credit Co., 7.375%, due 10/28/09	244,518
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	249,366
175,000		General Electric Capital Corp., 4.750%, due 09/15/14	178,131
200,000		General Electric Capital Corp., 5.875%, due 02/15/12	216,565
425,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	526,244
45,000		General Motors Acceptance Corp., 4.500%, due 07/15/06	44,395
350,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	361,771
150,000		Goldman Sachs Group, Inc., 6.600%, due 01/15/12	166,935
125,000		HSBC Finance Corp., 4.125%, due 12/15/08	124,296
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	158,427
50,000		HSBC Finance Corp., 5.875%, due 02/01/09	52,527

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Diversified Financial Services (continued)
$75,000		HSBC Finance Corp., 6.375%, due 10/15/11	$82,107
150,000		HSBC Finance Corp., 6.400%, due 06/17/08	158,976
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	861,261
50,000		HSBC Finance Corp., 8.000%, due 07/15/10	57,754
425,000		J.P. Morgan Chase & Co., 6.750%, due 02/01/11	470,557
75,000	#	John Hancock Global Funding II, 7.900%, due 07/02/10	87,311
225,000		MBNA America Bank, National Association, 7.125%, due 11/15/12	259,077
510,000		MBNA Corp., 3.640%, due 05/05/08	513,408
565,000		MBNA Corp., 6.125%, due 03/01/13	616,641
645,000	@@,#	Nationwide Building Society, 4.250%, due 02/01/10	644,055
455,000	#,C	Residential Capital Corp., 6.375%, due 06/30/10	457,672
405,000		SLM Corp., 4.000%, due 01/15/10	400,487
400,000		SLM Corp., 5.000%, due 10/01/13	410,419
165,000		Textron Financial Corp., 4.125%, due 03/03/08	164,902
255,000	@@,#,C	Two-Rock Pass Through Trust, 3.714%, due 02/11/50	253,103
			18,770,760
		Electric: 0.8%
410,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	441,211
80,000	C	Arizona Public Service Co., 6.750%, due 11/15/06	82,721
485,000	C	Carolina Power & Light Co., 5.125%, due 09/15/13	501,547
225,000		CC Funding Trust I, 6.900%, due 02/16/07	234,447
260,000	C	Cincinnati Gas & Electric, 5.700%, due 09/15/12	278,327
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	107,398
175,000	C	Consumers Energy Co., 4.800%, due 02/17/09	177,325
435,000	#,C	Detroit Edison Co., 4.800%, due 02/15/15	438,345
5,000	C	Detroit Edison Co., 6.125%, due 10/01/10	5,402
175,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	171,431
170,000	C	Entergy Gulf States, Inc., 3.730%, due 12/01/09	170,565
320,000		FPL Group Capital, Inc., 3.250%, due 04/11/06	318,461
5,000	C	NiSource Finance Corp., 3.430%, due 11/23/09	5,025
350,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	387,107
$518,000		PG&E Corp., 9.500%, due 06/30/10	$1,530,689
120,000	C	Public Service Electric & Gas, 5.375%, due 09/01/13	126,765
2,590,000		Reliant Energy, Inc., 5.000%, due 08/15/10	3,842,912
5,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	4,925
			8,824,603
		Electrical Components and Equipment: 0.0%
250,000	@@,#	LG Electronics, Inc., 5.000%, due 06/17/10	250,949
			250,949
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	167,917
			167,917
		Food: 0.2%
615,000	C	Albertson’s, Inc., 7.450%, due 08/01/29	702,412
400,000		Kraft Foods, Inc., 5.625%, due 11/01/11	424,894
350,000	C	Kroger Co., 7.250%, due 06/01/09	384,318
260,000	C	Safeway, Inc., 7.250%, due 02/01/31	302,014
			1,813,638
		Gas: 0.0%
105,000		Sempra Energy, 4.621%, due 05/17/07	105,543
			105,543
		Healthcare-Services: 0.1%
675,000	C	Aetna, Inc., 7.375%, due 03/01/06	689,194
360,000	C	Aetna, Inc., 7.875%, due 03/01/11	420,700
			1,109,894
		Holding Companies-Diversified: 0.0%
75,000	#	Hutchison Whampoa Intl. Ltd., 5.450%, due 11/24/10	77,601
460,000	#	Hutchison Whampoa Intl. Ltd., 6.500%, due 02/13/13	500,319
			577,920
		Insurance: 0.2%
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	280,028
75,000	C	John Hancock Financial Services, Inc., 5.625%, due 12/01/08	78,419
600,000	C	Marsh & McLennan Cos., Inc., 5.375%, due 07/15/14	598,718
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	275,734
490,000		St Paul Travelers Cos., Inc., 5.010%, due 08/16/07	496,354
			1,729,253

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount			Value
		Lodging: 0.1%
$340,000	#,C	Hyatt Equities LLC, 6.875%, due 06/15/07	$350,998
10,000		Marriott International, Inc., 7.000%, due 01/15/08	10,633
655,000		Marriott International, Inc., 7.875%, due 09/15/09	739,881
			1,101,512
		Media: 0.2%
175,000		Comcast Cable Communications, 6.375%, due 01/30/06	177,486
690,000	C	Comcast Cable Communications, 6.750%, due 01/30/11	762,136
350,000	C	Cox Communications, Inc., 7.750%, due 11/01/10	396,729
370,000	C	Historic Tw, Inc., 6.625%, due 05/15/29	413,573
220,000		News America, Inc., 7.280%, due 06/30/28	256,546
			2,006,470
		Oil and Gas: 0.1%
590,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	663,160
125,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	154,375
125,000		Pemex Project Funding Master Trust, 9.125%, due 10/13/10	146,688
150,000	@@,#,C	Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, due 03/15/14	179,310
			1,143,533
		Packaging and Containers: 0.0%
575,000	#,C	Sealed Air Corp., 5.625%, due 07/15/13	591,808
			591,808
		Pharmaceuticals: 0.0%
207,000	C	Valeant Pharmaceuticals Intl., 4.000%, due 11/15/13	178,279
			178,279
		Pipelines: 0.1%
800,000	C	Consolidated Natural Gas Co., 5.000%, due 12/01/14	810,808
40,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	38,972
			849,780
		Real Estate: 0.1%
285,000	@@	Brascan Corp., 7.125%, due 06/15/12	321,049
782,655	#	World Financial Properties, 6.910%, due 09/01/13	848,521
			1,169,570
		Retail: 0.0%
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	11,629
			11,629
		Savings and Loans: 0.1%
$225,000		Washington Mutual Bank, 5.500%, due 01/15/13	$235,985
360,000		Washington Mutual, Inc., 8.250%, due 04/01/10	413,864
			649,849
		Semiconductors: 0.1%
825,000	C	Teradyne, Inc., 3.750%, due 10/15/06	811,594
			811,594
		Telecommunications: 0.3%
260,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	365,552
490,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	665,510
455,000	@@,+,C	France Telecom SA, 9.250%, due 03/01/31	636,352
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	258,160
60,000	@@,C	Telecom Italia Capital SA, 4.000%, due 11/15/08	59,140
1,430,000	@@,#,C	Telecom Italia Capital SA, 4.000%, due 01/15/10	1,390,911
			3,375,625
		Textiles: 0.0%
192,000	C	Mohawk Industries, Inc., 7.200%, due 04/15/12	219,741
			219,741
		Transportation: 0.1%
425,000	C	CSX Corp., 6.750%, due 03/15/11	469,744
250,000		FedEx Corp., 2.650%, due 04/01/07	243,588
585,000		Union Pacific Corp., 6.625%, due 02/01/08	618,517
			1,331,849
		Total Corporate Bonds/Notes (Cost $59,557,828)	59,714,692
U.S. TREASURY OBLIGATIONS: 12.1%
		U.S. Treasury STRIP: 0.5%
3,375,000		4.370%, due 02/15/27	1,325,352
2,700,000		6.730%, due 02/15/25	1,153,815
8,125,000		6.840%, due 05/15/25	3,414,743
			5,893,910
		U.S. Treasury Bonds: 2.4%
475,000		5.500%, due 08/15/28	559,517
6,610,000		6.125%, due 08/15/29	8,441,955
1,325,000		6.250%, due 05/15/30	1,726,279
400,000		6.375%, due 08/15/27	518,734
1,600,000		7.625%, due 02/15/25	2,305,626
3,175,000		8.125%, due 08/15/21	4,610,202
1,925,000		8.750%, due 08/15/20	2,897,125
2,200,000		9.000%, due 11/15/18	3,287,453
2,275,000		9.375%, due 02/15/06	2,366,801
			26,713,692

See Accompanying Notes to Financial Statements

ING VAN KAMPEN	PORTFOLIO OF INVESTMENTS
EQUITY AND INCOME PORTFOLIO	AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

Principal
Amount				Value
		U.S. Treasury Notes: 9.2%
$54,875,000		1.875%, due 01/31/06		$54,407,739
8,235,000		3.875%, due 02/15/13		8,247,550
14,250,000		4.250%, due 08/15/13		14,610,710
6,500,000		4.750%, due 11/15/08		6,717,347
7,050,000		5.625%, due 02/15/06		7,149,419
9,250,000		6.500%, due 08/15/05		9,291,964
				100,424,729
		Total U.S. Treasury Obligations (Cost $130,776,503)		133,032,331

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.3%
		Automobile Asset-Backed Securities: 1.0%
1,175,000	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09		1,177,200
900,000	C	DaimlerChrysler Auto Trust, 4.040%, due 09/08/09		901,499
425,000	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09		426,281
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12		1,168,601
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12		826,176
325,000	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09		324,907
1,275,000	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09		1,275,797
1,300,000	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09		1,300,996
500,000	C	USAA Auto Owner Trust, 3.160%, due 02/17/09		494,944
680,000	C	USAA Auto Owner Trust, 3.580%, due 02/15/11		674,427
1,000,000	C	USAA Auto Owner Trust, 3.900%, due 07/15/09		999,228
425,000	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/06		424,425
625,000	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09		626,297
400,000	C	World Omni Auto Receivables Trust, 3.290%, due 11/12/08		396,843
				11,017,621
		Credit Card Asset-Backed Securities: 0.1%
1,200,000	C	MBNA Credit Card Master Note Trust, 2.700%, due 09/15/09		1,174,816
				1,174,816
		Other Asset-Backed Securities: 0.2%
850,000	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09		849,153
400,000	C	CIT Equipment Collateral, 3.500%, due 09/20/08		395,286
400,000	C	CNH Equipment Trust, 4.020%, due 04/15/09		400,245
				1,644,684
		Total Collateralized Mortgage Obligations (Cost $13,834,035)		13,837,121
OTHER BONDS: 0.2%
		Sovereign: 0.2%
$250,000		Mexico Government Intl. Bond, 8.000%, due 09/24/22		$306,875
575,000		Mexico Government Intl. Bond, 8.300%, due 08/15/31		717,313
1,000,000		Mexico Government Intl. Bond, 8.375%, due 01/14/11		1,166,500
		Total Other Bonds (Cost $2,109,324)		2,190,688
		Total Long-Term Investments (Cost $1,005,497,185)		1,036,614,159

SHORT-TERM INVESTMENTS: 4.7%
		Federal Home Loan Bank: 4.7%
51,500,000		Federal Home Loan Bank Discount Notes, 2.300%, due 07/01/05		51,496,710
		Total Short-Term Investments (Cost $51,500,000)		51,496,710
		Total Investments In Securities (Cost $1,056,997,185)*	99.3%	$1,088,110,869
		Other Assets and Liabilities-Net	0.7	7,307,034
		Net Assets	100.0%	$1,095,417,903

@                                    Non-income producing security

@@                        Foreign issuer

ADR                     American Depositary Receipt

STRIP              Separate Trading of Registered Interest and Principal of Securities

+                                         Step-up basis bonds. Interest rates shown reflect current coupon rates.

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C                                        Bond may be called prior to maturity date.

*                                         Cost for federal income tax purposes is $1,059,080,376. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$42,988,062
Gross Unrealized Depreciation	(13,957,569)
Net Unrealized Appreciation	$29,030,493

See Accompanying Notes to Financial Statements

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Investment Adviser and Administrator

ING Life Insurance and Annuity Company
151 Farmington Avenue
Hartford, Connecticut 06156

Distributor

ING Financial Advisers, LLC
151 Farmington Avenue
Hartford, Connecticut 06156
1-800-262-3862

Transfer Agent

DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UIPI	(0605-081705)

Semi-Annual Report

June 30, 2005

Service Class (“Class S”) and
Adviser Class (“Class ADV”)

ING Partners, Inc.

▪	ING Fidelity® VIP Contrafund® Portfolio
▪	ING Fidelity® VIP Equity-Income Portfolio
▪	ING Fidelity® VIP Growth Portfolio
▪	ING Fidelity® VIP Mid Cap Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take full advantage of all of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy President ING Funds July 27, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

2

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Fidelity® VIP Contrafund Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$1,033.80	1.19%	$6.00
Class ADV	1,000.00	1,030.90	1.44	7.25
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.89	1.19%	$5.96
Class ADV	1,000.00	1,017.65	1.44	7.20

*

Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Fidelity® VIP Equity-Income Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 985.40	1.10%	$5.41
Class ADV	1,000.00	983.40	1.35	6.64
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,019.34	1.10%	$5.51
Class ADV	1,000.00	1,018.10	1.35	6.76

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Fidelity® VIP Growth Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$ 975.50	1.17%	$5.73
Class ADV	1,000.00	974.50	1.42	6.95
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.99	1.17%	$5.86
Class ADV	1,000.00	1,017.75	1.42	7.10

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
ING Fidelity® VIP Mid Cap Portfolio	January 1, 2005	June 30, 2005	Ratio	June 30, 2005*
Actual Fund Return
Class S	$1,000.00	$1,028.40	1.19%	$5.98
Class ADV	1,000.00	1,026.50	1.44	7.24
Hypothetical (5% return before expenses)
Class S	$1,000.00	$1,018.89	1.19%	$5.96
Class ADV	1,000.00	1,017.65	1.44	7.20

*

Expenses are equal to each Portfolio’s respective annualized expense ratios, including the expenses of the master funds, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005

	ING Fidelity®	ING Fidelity®	ING Fidelity®	ING Fidelity®
	VIP Contrafund®	VIP Equity-Income	VIP Growth	VIP Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in master funds(1) at value*	$15,566,669	$3,232,681	$2,470,266	$1,434,829
Total assets	15,566,669	3,232,681	2,470,266	1,434,829
LIABILITIES:
Payable to affiliates	3,333	548	555	356
Total liabilities	3,333	548	555	356
NET ASSETS	$15,563,336	$3,232,133	$2,469,711	$1,434,473
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$15,226,107	$3,221,597	$2,470,755	$1,412,347
Undistributed net investment income (accumulated net investment loss)	(6,366)	5	(1,238)	1,149
Accumulated net realized gain (loss) on investments	10,014	(1,512)	1,599	1,363
Net unrealized appreciation (depreciation) on investments	333,581	12,043	(1,405)	19,614
NET ASSETS	$15,563,336	$3,232,133	$2,469,711	$1,434,473

* Cost of investments in master funds	$15,233,088	$3,220,638	$2,471,671	$1,415,215
Shares held of master fund	571,884	137,502	80,048	47,464
Class S:
Net Assets	$14,041,835	$3,160,493	$2,468,717	$1,170,363
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par Value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,313,822	312,017	247,864	107,889
Net asset value and redemption price per share	$10.69	$10.13	$9.96	$10.85
Class ADV:
Net Assets	$1,521,501	$71,640	$994	$264,110
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par Value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	142,694	7,094	100	24,388
Net asset value and redemption price per share	$10.66	$10.10	$9.94	$10.83

(1)

The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP MidCap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP MidCap Portfolios, respectively.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005

	ING Fidelity® VIP	ING Fidelity® VIP	ING Fidelity®	ING Fidelity®
	Contrafund®	Equity-Income	VIP Growth	VIP Mid Cap
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from master funds(1)	$2,308	$747	$479	$2,146
Total investment income	2,308	747	479	2,146

EXPENSES:
Administrative service fees	1,290	122	286	142
Distribution and service fees:
Class S	5,515	598	1,427	563
Class ADV	1,868	21	3	291
Total expenses	8,673	741	1,716	996
Net investment income (loss)	(6,365)	6	(1,237)	1,150
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	10,014	(1,512)	1,599	1,363
Net change in unrealized appreciation or depreciation on investments	333,513	11,986	(1,447)	19,495
Net realized and unrealized gain on investments	343,527	10,474	152	20,858
Increase (decrease) in net assets resulting from operations	$337,162	$10,480	$(1,085)	$22,008

(1)

The master funds for the ING Fidelity® VIP Contrafund®, ING Fidelity® VIP Equity-Income, ING Fidelity® VIP Growth and ING Fidelity® VIP MidCap Portfolios are the Fidelity® VIP Contrafund®, Fidelity® VIP Equity-Income, Fidelity® VIP Growth and Fidelity® VIP MidCap Portfolios, respectively.

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	ING Fidelity® VIP Contrafund® Portfolio		ING Fidelity® VIP Equity- Income Portfolio
	Six Months	November 15,	Six Months	November 15,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$(6,365)	$(1)	$6	$(1)
Net realized gain (loss) on investments	10,014	—	(1,512)	—
Net change in unrealized appreciation or depreciation on investments	333,513	68	11,986	57
Net increase in net assets resulting from operations	337,162	67	10,480	56
FROM CAPITAL SHARES TRANSACTIONS:
Net proceeds from sale of shares	15,545,423	34,133	3,389,806	1,999
Cost of shares redeemed	(353,449)	—	(170,208)	—
Net increase in net asset resulting from capital share transactions	15,191,974	34,133	3,219,598	1,999
Net increase in net assets	15,529,136	34,200	3,230,078	2,055
NET ASSETS:
Beginning of period	34,200	—	2,055	—
End of period	$15,563,336	$34,200	$3,232,133	$2,055
Undistributed net investment income (accumulated net investment loss) at end of period	$(6,366)	$(1)	$5	$(1)

	ING Fidelity® VIP Growth Portfolio		ING Fidelity® VIP Mid Cap Portfolio
	Six Months	November 15,	Six Months	November 15,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
FROM OPERATIONS:
Net investment income (loss)	$(1,237)	$(1)	$1,150	$(1)
Net realized gain on investments	1,599	—	1,363	—
Net change in unrealized appreciation or depreciation on investments	(1,447)	42	19,495	119
Net increase (decrease) in net assets resulting from operations	(1,085)	41	22,008	118
FROM CAPITAL SHARES TRANSACTIONS:
Net proceeds from sale of shares	2,857,808	2,000	1,440,123	18,175
Cost of shares redeemed	(389,053)	—	(45,951)	—
Net increase in net asset resulting from capital share transactions	2,468,755	2,000	1,394,172	18,175
Net increase in net assets	2,467,670	2,041	1,416,180	18,293
NET ASSETS:
Beginning of period	2,041	—	18,293	—
End of period	$2,469,711	$2,041	$1,434,473	$18,293
Undistributed net investment income (accumulated net investment loss) at end of period	$(1,238)	$(1)	$1,149	$(1)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

8

ING FIDELITY® VIP CONTRAFUND PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class S			Class ADV
	Six Months	November 15,		Six Months	November 15,
	Ended	2004(1) to		Ended	2004(1) to
	June 30,	December 31,		June 30,	December 31,
	2005	2004		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.34	10.00		10.34	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.01)*	0.00	**	(0.01)	(0.01)
Net realized and unrealized gain on investments	$0.36	0.34		0.33	0.35
Total from investment operations	$0.35	0.34		0.32	0.34
Net asset value, end of period	$10.69	10.34		10.66	10.34
Total Return(2)%	3.38	3.40		3.09	3.40

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$14,042	33		1,522	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30		0.55	0.55
Expenses including net expenses of the master fund(3)%	1.19	1.21	†	1.44	1.46 †
Expenses including gross expenses of the master fund(3)%	1.21	1.23	†	1.46	1.48 †
Net investment loss excluding expenses of the master fund(3)%	(0.23)	(0.30)		(0.33)	(0.55)
Net investment loss including expenses of the master fund(3)%	(1.12)	(1.21	)†	(1.22)	(1.46)
Portfolio turnover rate(4)%	7	0		7	0
Portfolio turnover rate of master fund(3)%	59	64	†	59	64 †

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*            Per share data calculated using average number of shares outstanding throughout the period.

**     Amount is less than $0.01 per share or 0.01%.

†             Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

9

ING FIDELITY® VIP EQUITY-INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Class S				Class ADV
	Six Months		November 15,		Six Months	November 15,
	Ended		2004(1) to		Ended	2004(1) to
	June 30,		December 31,		June 30,	December 31,
	2005		2004		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.28		10.00		10.27	10.00
Income (loss) from investment operations:
Net investment income (loss)	$(0.00	)* **	0.00	**	0.03 *	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.15)		0.28		(0.20)	0.28
Total from investment operations	$(0.15)		0.28		0.11	0.27
Net asset value, end of period	$10.13		10.28		10.10	10.27
Total Return(2)%	(1.46)		2.80		(1.66)	2.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$3,160		1		72	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30		0.30		0.55	0.55
Expenses including net expenses of the master fund(3)%	1.10		1.12	†	1.35	1.37 †
Expenses including gross expenses of the master fund(3)%	1.11		1.13	†	1.36	1.38 †
Net investment income (loss) excluding expenses of the master fund(3)%	(0.01)		(0.30)		0.73	(0.55)
Net investment loss including expenses of the master fund(3)%	(0.81)		(1.12	)†	(0.07)	(1.37)†
Portfolio turnover rate %	26		0		26	0
Portfolio turnover rate of master fund (3)%	22		22	†	22	22 †

(1)    Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Portfolio turnover rate is calculated based on the Portfolio’s purchases or sales of the master fund.

*            Per share data calculated using average number of shares outstanding throughout the period.

**     Amount is less than $0.01 per share or 0.01%.

†             Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

10

ING FIDELITY® VIP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Class S			Class ADV
	Six Months	November 15,		Six Months	November 15,
	Ended	2004(1) to		Ended	2004(1) to
	June 30,	December 31,		June 30,	December 31,
	2005	2004		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.21	10.00		10.20	10.00
Income (loss) from investment operations:
Net investment loss	$(0.01)*	(0.00	)**	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	$(0.24)	0.21		(0.25)	0.21
Total from investment operations	$(0.25)	0.21		(0.26)	0.20
Net asset value, end of period	$9.96	10.21		9.94	10.20
Total Return(2)%	(2.45)	2.10		(2.55)	2.00

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,469	17		1	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30		0.55	0.55
Expenses including net expenses of the master fund (3)%	1.17	1.20	†	1.42	1.45 †
Expenses including gross expenses of the master fund(3)%	1.22	1.20	†	1.47	1.48 †
Net investment loss excluding expenses of the master fund(3)%	(0.23)	(0.30)		(0.48)	(0.55)
Net investment loss including expenses of the master fund(3)%	(1.10)	(1.20	)†	(1.35)	(1.45)†
Portfolio turnover rate %	32	0		32	0
Portfolio turnover rate of master fund(3)%	88	72	†	88	72 †

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)    Portfolio turnover rate is calculated based on the Portfolio’s purchases and sales of the master fund.

*            Per share data calculated using average number of shares outstanding throughout the period.

**     Amount is less than $0.01 per share or 0.01%.

†             Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

11

ING FIDELITY® VIP MID CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Class S			Class ADV
	Six Months	November 15,		Six Months	November 15,
	Ended	2004(1) to		Ended	2004(1) to
	June 30,	December 31,		June 30,	December 31,
	2005	2004		2005	2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.55	10.00		10.55	10.00
Income (loss) from investment operations:
Net investment income (loss)	$0.02 *	(0.00	)**	0.04 *	(0.00	)**
Net realized and unrealized gain on investments	$0.28	0.55		0.24	0.55
Total from investment operations	$0.30	0.55		0.28	0.55
Net asset value, end of period	$10.85	10.55		10.83	10.55
Total Return(2)%	2.84	5.50		2.65	5.50

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1,170	17		264	1
Ratios to average net assets:
Expenses excluding expenses of the master fund(3)%	0.30	0.30		0.55	0.55
Expenses including net expenses of the master fund (3)%	1.19	1.23	†	1.44	1.48	†
Expenses including gross expenses of the master fund(3)%	1.24	1.26	†	1.49	1.51	†
Net investment income (loss) excluding expenses of the master fund(3)%	0.55	(0.30)		0.77	(0.55)
Net investment loss including expenses of the master fund(3)%	(0.34)	(1.23	)†	(0.12)	(1.48	)†
Portfolio turnover rate %	32	0		32	0
Portfolio turnover rate of master fund(3)%	108	55	†	108	55	†

(1)        Commencement of operations.

(2)        Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.

(3)        Annualized for periods less than one year.

(4)        Portfolio turnover rate is calculated based on the Portfolio’s purchases and sales of the master fund.

*            Per share data calculated using average number of shares outstanding throughout the period.

**     Amount is less than $0.01 per share or 0.01%.

†             Expenses of the master fund included in the ratio, as well as the portfolio turnover rate, are for the year ended December 31, 2004.

See Accompanying Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

The ING Partners, Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (“Portfolios”), each of which has its own investment objective, policies and restrictions. The Portfolios serve as investment options underlying variable insurance products offered by ING Life Insurance and Annuity Company (“ILIAC”) and its insurance company affiliates. At June 30, 2005 there are thirty-one separate investment series which comprise the Fund. The four Portfolios included in this report are: ING Fidelity® VIP Contrafund® Portfolio* (“Contrafund”); ING Fidelity® VIP Equity-Income Portfolio (“Equity-Income”), ING Fidelity® VIP Growth Portfolio (“Growth”) and ING Fidelity® VIP Mid Cap Portfolio (“Mid Cap”).

Each Portfolio in this report operates as a “feeder fund” which means the only investment security is a separate mutual fund, the “master fund.” Each Master Fund (VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio and VIP Mid Cap Portfolio) (each a “Master Fund” and collectively, the “Master Funds”) is a series of the Fidelity Variable Insurance Products Fund II (VIP Contrafund® Portfolio), Fidelity Variable Insurance Products Fund (VIP Equity-Income Portfolio and VIP Growth Portfolio), or Fidelity Variable Insurance Products Fund III (VIP Mid Cap Portfolio), each an open end investment company. Each Portfolio has the same investment objective and limitations as the Master Fund in which it invests. The Portfolios do not buy investment securities directly. The Master Funds, on the other hand, invest directly in portfolio securities. At June 30, 2005, Contrafund, Equity Income, Growth and Mid Cap Portfolios held 0.1% or less than of their respective master funds.

The Portfolios offer two classes of shares, referred to as Service Class (Class “S”) and Adviser Class (Class “ADV”). Each share class represents interests in the same portfolio of investments of the particular Portfolio, and shall be identical in all respects, except for the impact of expenses, voting, exchange privileges, and any different shareholder services relating to a class of shares. Shareholders of the Adviser Class of each Portfolio will generally be entitled to exchange those shares at net asset value for Adviser Class shares of other Portfolios that offer Adviser Class shares. Shareholders of the Adviser Class shares continue to be subject to the Rule 12b-1 Plan fee applicable to Adviser Class shares after an exchange. Shareholders of Service Class shares of each Portfolio will generally be entitled to exchange those shares at net asset value for Service Class shares of other Portfolios that offer Service Class shares. Shares of the Portfolios may be offered to segregated asset accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. Shares of the Portfolios are not currently offered directly to Qualified Plans or custodial accounts.

Each Portfolio is distributed by ING Financial Advisers, LLC (“IFA”). ILIAC serves as the Investment Manager to each Portfolio. IFA and the Investment Manager are both indirect wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services institutions in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation. The valuation of each Portfolio’s investment in its corresponding master fund is based on the net asset value of that master fund each business day. Valuation of the investments by the Master Funds is discussed in the Master Fund’s notes to Financial statements, which are included elsewhere in the report.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of

*	Fidelity and Contrafund are registered trademarks of FMR Corp.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. For the Portfolios, net investment income, if any, will be declared and paid annually. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

D. Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E. Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will always receive as collateral securities acceptable to it whose market value is equal at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Fidelity Management & Research Company (“FMR”) serves as manager to each Master Fund. FMR has day-to-day responsibility for choosing investments for each Master Fund. As shareholders of the Master Funds, the Portfolios indirectly pay a portion of the master-level management fee.

Each Master Fund, VIP Contrafund® Portfolio, VIP Equity-Income Portfolio, VIP Growth Portfolio, and VIP Mid Cap Portfolio, pays FMR a management fee for advisory services at annual rates of 0.58%, 0.48%, 0.58%, and 0.58%, of each respective Master Fund’s current average daily net assets. Pursuant to its investment management agreement with the Fund, ILIAC may charge an annual advisory fee annual rates of that are the same as the current asset levels of the Master Funds equal to 0.58%, 0.48%, 0.58%, and 0.58% of average daily net assets for Contrafund, Equity-Income, Growth, and Mid Cap, respectively, if the respective Portfolio does not invest substantially all of its assets in another investment company. If a Portfolio invests sub-stantially all of its assets in another investment company, ILIAC does not charge an advisory fee. Each Portfolio anticipates investing substantially all of its assets in another investment company.

If a Portfolio invests substantially all of its assets in another investment company, ING Funds Services, LLC will charge an administration fee of 0.05% of average daily net assets for that Portfolio. Pursuant to its administration agreement with the Portfolios, ING Funds Services, LLC may receive an annual

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT AND ADMINISTRATIVE MANAGEMENT FEES (continued)

administration fee equal to 0.15%, 0.15%, 0.15% and 0.17%, respectively, of average daily net assets for Contrafund, Equity-Income, Growth and Mid Cap, if the respective Portfolio does not invest substantially all of its assets in another investment company.

NOTE 4 — INVESTMENT IN UNDERLYING PORTFOLIOS

For the six months ended June 30, 2005, the cost of purchases and proceeds from sales of the Master Funds were as follows:

Portfolio	Purchases	Sales
Contrafund	$15,588,114	$399,173
Equity-Income	3,399,744	179,594
Growth	2,863,517	395,444
Mid Cap	1,449,899	54,222

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each Portfolio has adopted a Shareholder Servicing Plan (“Service Plan”) for the Class S and Class ADV shares of each Portfolio. Under the Service Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S and Class ADV shares.

Each Portfolio has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Distribution Plan”) for the Class ADV shares of each Portfolio. The Distribution Plan provides for a distribution fee, payable to IFA as the Fund’s Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class ADV shares.

Fidelity Distributors Corporation (“FDC”) distributes Service Class 2 shares of each Master Fund. Service Class 2 of each Master Fund currently pays FDC a 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month. Shareholders of Class S and Class ADV of each Portfolio pay only their proportionate share of the Master Fund 12b-1 plan expenses.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all independent directors of the Portfolio who will have served as an independent directors for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy.

Investors in the Portfolios should recognize that an investment in the Portfolios bears not only a proportionate share of the expenses of the Portfolios (including operating costs and management fees, if any) but also indirectly similar expenses of the underlying mutual funds in which each Portfolio invests. Investors also bear their proportionate share of any sales charges incurred by the Portfolios related to the purchase of shares of the mutual fund investments.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class S Shares		Class ADV Shares
	Six Months	November 15,	Six Months	November 15,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Contrafund (Number of Shares)
Shares sold	1,339,815	3,208	147,909	100
Shares redeemed	(29,201)	—	(5,315)	—
Net increase in shares outstanding	1,310,614	3,208	142,594	100
Contrafund ($)
Shares sold	$14,021,242	$33,135	$1,524,181	$998
Shares redeemed	(299,289)	—	(54,160)	—
Net increase	$13,721,953	$33,135	$1,470,021	$998

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 7 — CAPITAL SHARES (continued)

	Class S Shares		Class ADV Shares
	Six Months	November 15,	Six Months	November 15,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Equity-Income (Number of Shares)
Shares sold	327,568	100	8,088	100
Shares redeemed	(15,651)	—	(1,094)	—
Net increase in shares outstanding	311,917	100	6,994	100
Equity-Income ($)
Shares sold	$3,307,990	$1,001	$81,816	$998
Shares redeemed	(158,960)	—	(11,248)	—
Net increase	$3,149,030	$1,001	$70,568	$998

	Class S Shares		Class ADV Shares
	Six Months	November 15,	Six Months	November 15,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Growth (Number of Shares)
Shares sold	286,572	100	—	100
Shares redeemed	(38,808)	—	—	—
Net increase in shares outstanding	247,764	100	—	100
Growth ($)
Shares sold	$2,857,808	$1,002	$—	$998
Shares redeemed	(389,053)	—	—	—
Net increase	$2,468,755	$1,002	$—	$998

	Class S Shares		Class ADV Shares
	Six Months	November 15,	Six Months	November 15,
	Ended	2004(1) to	Ended	2004(1) to
	June 30,	December 31,	June 30,	December 31,
	2005	2004	2005	2004
Mid Cap (Number of Shares)
Shares sold	109,385	1,633	25,484	100
Shares redeemed	(3,129)	—	(1,196)	—
Net increase in shares outstanding	106,256	1,633	24,288	100
Mid Cap ($)
Shares sold	$1,169,262	$17,177	$270,861	$998
Shares redeemed	(33,298)	—	(12,653)	—
Net increase	$1,135,964	$17,177	$258,208	$998

(1)	Commencement of operations.

NOTE 8 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Life Insurance and Annuity Company (“ILIAC”), the adviser to the ING Partners, has reported to the Boards of Directors (the “Board”) of the ING Partners that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ILIAC has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ILIAC reported that management of U.S. affiliates of ING Groep N.V., including ILIAC (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ILIAC has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ILIAC further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Partners has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, ILIAC reported to the Board that, at this time, these instances include the following:

•

ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•

Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•

ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•

In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form  8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ILIAC, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ILIAC reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. ILIAC advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ILIAC reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Partners and the other ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 8 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ILIAC reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•

The ING Funds, including ING Partners, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds, including ING Partners, that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•

ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds, including ING Partners, sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

18

Fidelity® Variable Insurance Products:
Contrafund® Portfolio

Semiannual Report
June 30, 2005

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	13	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	17	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisorfidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Fidelity Variable Insurance Products: Contrafund Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2005
	January 1, 2005	June 30, 2005	to June 30, 2005
Initial Class
Actual	$1,000.00	$1,036.00	$3.33
HypotheticalA	$1,000.00	$1,021.52	$3.31
Service Class
Actual	$1,000.00	$1,035.50	$3.84
HypotheticalA	$1,000.00	$1,021.03	$3.81
Service Class 2
Actual	$1,000.00	$1,034.60	$4.59
HypotheticalA	$1,000.00	$1,020.28	$4.56
Service Class 2R
Actual	$1,000.00	$1,034.90	$4.59
HypotheticalA	$1,000.00	$1,020.28	$4.56

A	5% return per year before expenses
*

Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.91%
Service Class 2R	.91%

3

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005

	% of fund’s	% of fund’s net assets
	assets	6 months ago
EnCana Corp.	2.9	2.2
Genentech, Inc.	2.8	1.4
Berkshire Hathaway, Inc. Class A	2.4	2.6
Google, Inc. Class A (sub. vtg.)	2.0	0.6
3M Co.	1.9	2.4
Avon Products, Inc.	1.8	2.3
Yahoo!, Inc.	1.8	1.9
Exxon Mobil Corp.	1.4	0.8
Marvell Technology Group Ltd.	1.4	1.2
Aetna, Inc.	1.2	0.9
	19.6

Top Five Market Sectors as of June 30, 2005

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	14.3	11.3
Financial	14.2	12.6
Information Technology	14.0	15.0
Energy	13.8	9.0
Consumer Discretionary	9.8	11.1

Asset Allocation (% of fund’s net assets)

As of June 30, 2005*

As of December 31, 2004**

See accompanying notes which are an integral part of the financial statements.

4

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stock — 92.1%

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — 9.8%
Auto Components — 0.1%
Bridgestone Corp. (d)	411,000	$7,912,041
Automobiles — 0.5%
Honda Motor Co. Ltd.	135,000	6,644,700
Toyota Motor Corp.	1,633,900	58,403,755
		65,048,455
Distributors — 0.0%
Li & Fung Ltd.	2,790,000	5,798,289
Diversified Consumer Services — 0.3%
Educate, Inc.	358,892	5,078,322
Education Management Corp. (a)	202,800	6,840,444
Laureate Education, Inc. (a)	565,791	27,078,757
Regis Corp.	92,600	3,618,808
Weight Watchers International, Inc. (a)	113,200	5,842,252
		48,458,583
Hotels, Restaurants & Leisure — 3.2%
Ambassadors Group, Inc.	500,000	18,595,000
Aristocrat Leisure Ltd.	2,396,247	21,171,178
Boyd Gaming Corp.	533,000	27,252,290
Choice Hotels International, Inc.	19,700	1,294,290
Domino’s Pizza, Inc.	454,400	10,114,944
Four Seasons Hotels, Inc. (ltd. vtg.) (d)	175,500	11,591,136
Gaming VC Holdings SA	181,500	1,827,588
Gaylord Entertainment Co. (a)	52,827	2,455,927
Hilton Group PLC	1,795,398	9,208,132
Kerzner International Ltd. (a)	172,700	9,835,265
Las Vegas Sands Corp. (d)	412,900	14,761,175
Life Time Fitness, Inc.	196,682	6,453,136
Marriott International, Inc. Class A	40,100	2,735,622
MGM MIRAGE (a)	429,500	16,999,610
P.F. Chang’s China Bistro, Inc. (a)	295,700	17,440,386
Panera Bread Co. Class A (a)	847,236	52,600,647
Penn National Gaming, Inc. (a)	352,962	12,883,113
Red Robin Gourmet Burgers, Inc. (a)	381,386	23,638,304
Scientific Games Corp. Class A (a)	101,647	2,737,354
Shuffle Master, Inc. (a)(d)	568,454	15,933,766
Starbucks Corp. (a)	623,900	32,230,674
Station Casinos, Inc.	1,028,700	68,305,680
Texas Roadhouse, Inc. Class A	138,700	4,819,825
The Cheesecake Factory, Inc. (a)	245,436	8,523,992
Wendy’s International, Inc.	39,900	1,901,235
William Hill PLC	1,906,742	18,430,991
Wynn Resorts Ltd. (a)(d)	513,846	24,289,500
		438,030,760
Household Durables —1.0%
D.R. Horton, Inc.	425,637	16,008,208
Fortune Brands, Inc.	338,200	30,032,160
Harman International Industries, Inc.	25,400	2,066,544
Hovnanian Enterprises, Inc. Class A (a)	84,700	5,522,440
Jarden Corp. (a)	43,700	2,356,304
KB Home	414,000	31,559,220
Tempur-Pedic International, Inc. (a)	1,099,300	24,382,474
Toll Brothers, Inc. (a)	324,400	32,942,820
		144,870,170
Internet & Catalog Retail — 0.1%
Blue Nile, Inc.	129,400	4,230,086
eBay, Inc. (a)	195,360	6,448,834
lAC/lnterActiveCorp (a)	175,000	4,208,750
		14,887,670
Media — 1.3%
Citadel Broadcasting Corp. (a)	100,500	1,150,725
Getty Images, Inc. (a)	236,300	17,547,638
Harte-Hanks, Inc.	111,000	3,300,030
McGraw-Hill Companies, Inc.	236,200	10,451,850
News Corp. Class A	641,784	10,384,065
NTL, Inc. (a)	103,500	7,081,470
Pixar (a)	929,906	46,541,795
Rogers Communications, Inc. Class B (non-vtg.)	413,900	13,580,460
SBS Broadcasting SA (a)	312,200	14,713,986
Sirius Satellite Radio, Inc. (a)(d)	2,951,800	19,127,664
Washington Post Co. Class B	9,627	8,038,834
XM Satellite Radio Holdings, Inc. Class A (a)	717,222	24,141,693
		176,060,210
Multiline Retail — 0.6%
Dollar General Corp.	110,500	2,249,780
Marks & Spencer Group PLC	566,000	3,655,838
Nordstrom, Inc.	267,200	18,161,584
Sears Holdings Corp. (a)	86,100	12,903,807
Target Corp.	858,500	46,710,985
		83,681,994
Specialty Retail — 1.9%
AC Moore Arts & Crafts, Inc. (a)	110,030	3,478,048
American Eagle Outfitters, Inc.	233,000	7,141,450
bebe Stores, Inc.	308,500	8,165,995
Bed Bath & Beyond, Inc. (a)	520,577	21,749,707
Best Buy Co., Inc.	115,900	7,944,945
Build-A-Bear Workshop, Inc. (d)	120,900	2,835,105
Chico’s FAS, Inc. (a)	1,663,100	57,011,068
DSW, Inc. Class A	15,700	391,715
Guitar Center, Inc. (a)	21,900	1,278,303
Halfords Group PLC	943,366	4,986,175
Hennes & Mauritz AB (H&M) (B Shares)	379,275	13,362,110
Inditex SA	146,100	3,762,366
Office Depot, Inc. (a)	251,000	5,732,840
Signet Group PLC	2,348,926	4,576,821
Staples, Inc.	1,706,800	36,388,976
The Children’s Place Retail Stores, Inc. (a)	80,800	3,770,936
TJX Companies, Inc.	933,400	22,728,290
Urban Outfitters, Inc. (a)	935,830	53,052,203
Zumiez, Inc.	6,000	174,900
		258,531,953

See accompanying notes which are an integral part of the financial statements.

5

Fidelity Variable Insurance Products: Contrafund Portfolio
Investments (Unaudited) — continued

Common Stock — continued

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — continued
Textiles, Apparel & Luxury Goods — 0.8%
Burberry Group PLC	1,753,511	$12,692,733
Carter’s, Inc. (a)	108,600	6,340,068
Coach, Inc. (a)	2,498,048	83,859,471
Delta Woodside Industries, Inc. (a)	22,175	14,414
Hartmarx Corp. (a)	130,200	1,311,114
Phillips-Van Heusen Corp.	81,800	2,674,042
Polo Ralph Lauren Corp. Class A	75,400	3,250,494
Volcom, Inc.	13,900	372,103
		110,514,439

TOTAL CONSUMER DISCRETIONARY		1,353,794,564

CONSUMER STAPLES — 6.1%
Beverages — 0.4%
Diageo PLC sponsored ADR	224,800	13,330,640
PepsiCo, Inc.	679,010	36,619,009
		49,949,649
Food & Staples Retailing — 1.6%
Sysco Corp.	1,558,800	56,412,972
Tesco PLC	3,397,590	19,403,785
United Natural Foods, Inc. (a)	343,252	10,424,563
Wal-Mart de Mexico SA de CV Series V	1,371,198	5,573,317
Walgreen Co.	1,259,990	57,946,940
Whole Foods Market, Inc.	580,907	68,721,298
		218,482,875
Food Products — 0.8%
Hershey Co.	519,300	32,248,530
Kellogg Co.	536,100	23,824,284
Nestle SA (Reg.)	53,262	13,630,817
TreeHouse Foods, Inc. (a)	165,300	4,712,703
Wm. Wrigley Jr. Co.	494,300	34,027,612
		108,443,946
Household Products — 0.5%
Colgate-Palmolive Co.	753,600	37,612,176
Procter & Gamble Co.	576,500	30,410,375
		68,022,551
Personal Products — 2.8%
Avon Products, Inc.	6,699,956	253,593,335
Gillette Co.	2,788,100	141,161,503
Herbalife Ltd.	65,400	1,413,294
		396,168,132

TOTAL CONSUMER STAPLES		841,067,153

ENERGY — 13.8%
Energy Equipment & Services — 1.1%
Halliburton Co.	627,600	30,011,832
Schlumberger Ltd. (NY Shares)	1,116,400	84,779,416
Smith International, Inc.	456,575	29,083,828
Tenaris SA sponsored ADR	37,000	2,895,990
		146,771,066
Oil, Gas & Consumable Fuels — 12.7%
Anadarko Petroleum Corp.	22,800	1,873,020
Apache Corp.	761,380	49,185,148
Arch Coal, Inc.	135,000	7,353,450
BG Group PLC sponsored ADR	87,500	3,640,000
Bill Barrett Corp.	271,300	8,025,054
Blackrock Ventures, Inc. (a)	2,270,000	18,268,201
BP PLC sponsored ADR	2,300,932	143,532,138
Burlington Resources, Inc.	980,180	54,145,143
Cairn Energy PLC (a)	112,091	2,707,235
China Petroleum & Chemical Corp. sponsored ADR	574,940	22,434,159
CONSOL Energy, Inc.	576,500	30,888,870
Devon Energy Corp.	563,400	28,553,112
EnCana Corp.	10,266,684	404,985,992
Encore Acquisition Co. (a)	368,828	15,121,948
Energy Partners Ltd. (a)	42,700	1,119,167
ENI Spa sponsored ADR	122,800	15,742,960
EOG Resources, Inc.	1,109,200	63,002,560
Exxon Mobil Corp.	3,427,100	196,955,437
Forest Oil Corp. (a)	55,400	2,326,800
Imperial Oil Ltd.	231,800	19,301,531
Mariner Energy, Inc. (e)	527,600	7,518,300
McMoRan Exploration Co. (a)(d)	109,300	2,132,443
Murphy Oil Corp.	2,478,200	129,436,386
Newfield Exploration Co. (a)	178,000	7,100,420
Noble Energy, Inc.	328,912	24,882,193
Occidental Petroleum Corp.	88,300	6,792,919
Peabody Energy Corp.	542,300	28,221,292
PetroChina Co. Ltd. sponsored ADR (d)	629,000	46,200,050
Plains Exploration & Production Co. (a)	66,400	2,359,192
Premcor, Inc.	1,949,126	144,586,167
Quicksilver Resources, Inc. (a)	524,900	33,556,857
Range Resources Corp.	215,100	5,786,190
Sasol Ltd.	344,900	9,377,131
Talisman Energy, Inc.	639,060	23,941,278
Total SA sponsored ADR	768,600	89,810,910
Ultra Petroleum Corp. (a)	220,600	6,697,416
Valero Energy Corp.	895,740	70,861,991
XTO Energy, Inc.	1,081,200	36,749,988
		1,765,173,048

TOTAL ENERGY		1,911,944,114

FINANCIALS — 14.2%
Capital Markets — 1.1%
Charles Schwab Corp.	2,005,000	22,616,400
Goldman Sachs Group, Inc.	374,600	38,216,692
Greenhill & Co., Inc.	36,900	1,494,819

See accompanying notes which are an integral part of the financial statements.

6

Common Stocks — continued

	Shares	Value (Note 1)
FINANCIALS — continued
Capital Markets — continued
Janus Capital Group, Inc.	339,500	$5,106,080
Lazard Ltd. Class A	161,600	3,757,200
Legg Mason, Inc.	284,100	29,577,651
Lehman Brothers Holdings, Inc.	550,200	54,623,856
Morgan Stanley	43,800	2,298,186
		157,690,884
Commercial Banks — 1.2%
Allied Irish Banks PLC	432,100	9,279,348
HDFC Bank Ltd.	163,994	2,399,273
HSBC Holdings PLC sponsored ADR	206,117	16,417,219
M&T Bank Corp.	705,600	74,200,896
Marshall & Ilsley Corp.	96,700	4,298,315
Wachovia Corp.	93,049	4,615,230
Wells Fargo & Co.	767,600	47,268,808
Westcorp	63,500	3,328,670
		161,807,759
Consumer Finance — 1.2%
American Express Co.	1,046,950	55,729,149
SLM Corp.	2,113,100	107,345,480
		163,074,629
Diversified Financial Services — 0.6%
Archipelago Holdings, Inc.	140,125	5,453,665
Brascan Corp. Class A (ltd. vtg.)	243,900	9,316,454
Chicago Mercantile Exchange Holdings, Inc. Class A	24,400	7,210,200
Moody’s Corp.	1,401,000	62,988,960
		84,969,279
Insurance — 8.3%
ACE ltd.	409,400	18,361,590
AFLAC, Inc.	493,400	21,354,352
Allstate Corp.	2,439,900	145,784,025
American International Group, Inc.	2,073,114	120,447,923
Assurant, Inc.	947,450	34,202,945
Berkshire Hathaway, Inc. Class A (a)	3,915	326,902,500
Brit Insurance Holdings PLC	3,985,600	6,319,785
Endurance Specialty Holdings Ltd.	358,100	13,543,342
Everest Re Group Ltd.	879,980	81,838,140
Fidelity National Financial, Inc.	92,300	3,294,187
Genworth Financial, Inc. Class A (non-vtg.)	297,400	8,990,402
HCC Insurance Holdings, Inc.	289,500	10,963,365
IPC Holdings Ltd.	127,100	5,035,702
Markel Corp. (a)	29,750	10,085,250
Marsh & McLennan Companies, Inc.	21,900	606,630
Mercury General Corp.	251,400	13,706,328
MetLife, Inc.	1,011,600	45,461,304
MetLife, Inc. unit	909,684	23,851,914
Montpelier Re Holdings Ltd.	1,449,200	50,113,336
PartnerRe Ltd.	395,800	25,497,436
Platinum Underwriters Holdings Ltd.	177,900	5,660,778
Progressive Corp.	336,700	33,269,327
Prudential Financial, Inc.	498,300	32,718,378
RenaissanceRe Holdings Ltd.	767,565	37,794,901
StanCorp Financial Group, Inc.	108,600	8,316,588
The Chubb Corp.	270,500	23,157,505
W.R. Berkley Corp.	768,375	27,415,620
White Mountains Insurance Group Ltd.	18,667	11,777,010
		1,146,470,563
Real Estate — 0.9%
CB Richard Ellis Group, Inc. Class A	678,100	29,741,466
CBL & Associates Properties, Inc.	434,142	18,698,496
Crescent Real Estate Equities Co.	131,100	2,458,125
Equity Office Properties Trust	391,400	12,955,340
Equity Residential (SBI)	192,900	7,102,578
General Growth Properties, Inc.	315,100	12,947,459
Global Signal, Inc.	218,400	8,222,760
KKR Financial Corp. (e)	338,400	3,468,600
KKR Financial Corp.	45,100	1,127,500
Vornado Realty Trust	339,100	27,263,640
		123,985,964
Thrifts & Mortgage Finance — 0.9%
Golden West Financial Corp., Delaware	2,011,200	129,481,056
Hudson City Bancorp, Inc.	250,000	2,852,500
		132,333,556

TOTAL FINANCIALS		1,970,332,634

HEALTH CARE — 14.2%
Biotechnology — 3.3%
Affymetrix, Inc. (a)	112,700	6,077,911
Amgen, Inc. (a)	164,100	9,921,486
Celgene Corp. (a)	205,700	8,386,389
Genentech, Inc. (a)	4,757,100	381,899,988
Gilead Sciences, Inc. (a)	758,100	33,348,819
Idenix Pharmaceuticals, Inc.	254,800	5,524,064
Invitrogen Corp. (a)	39,600	3,298,284
MannKind Corp. (d)	166,888	1,677,224
Protein Design Labs, Inc. (a)	120	2,425
Seattle Genetics, Inc. (a)	712,300	3,817,928
Techne Corp. (a)	130,379	5,985,700
ViaCell, Inc.	196,800	2,095,920
		462,036,138
Health Care Equipment & Supplies — 3.9%
Advanced Neuromodulation Systems, Inc. (a)	436,550	17,322,304
Alcon, Inc.	839,500	91,799,325
American Medical Systems Holdings, Inc. (a)	451,800	9,329,670
Aspect Medical Systems, Inc. (a)	105,400	3,134,596
Bausch & Lomb, Inc.	42,700	3,544,100
Bio-Rad Laboratories, Inc. Class A (a)	63,200	3,742,072

See accompanying notes which are an integral part of the financial statements.

7

Fidelity Variable Insurance Products: Contrafund Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
HEALTH CARE — continued
Health Care Equipment & Supplies — continued
C.R. Bard, Inc.	551,200	$36,660,312
Cooper Companies, Inc.	51,332	3,124,066
DENTSPLY International, Inc.	1,722,162	92,996,748
Fisher Scientific International, Inc. (a)	390,847	25,365,970
Foxhollow Technologies, Inc. (d)	353,300	13,520,791
Gen-Probe, Inc. (a)	610,900	22,132,907
IDEXX Laboratories, Inc. (a)	243,570	15,181,718
Immucor, Inc. (a)	32,800	949,560
IntraLase Corp.	244,600	4,799,052
Intuitive Surgical, Inc. (a)	458,800	21,398,432
Kinetic Concepts, Inc. (a)	381,500	22,890,000
Kyphon, Inc. (a)	170,200	5,921,258
Laserscope, Inc. (a)	43,800	1,815,072
Medtronic, Inc.	584,940	30,294,043
Mentor Corp.	158,500	6,574,580
Neurometrix, Inc.	43,800	877,314
Nobel Biocare Holding AG (Switzerland)	51,316	10,410,143
NuVasive, Inc.	179,337	2,980,581
Smith & Nephew PLC	674,786	6,668,235
St. Jude Medical, Inc. (a)	1,031,852	44,999,066
Syneron Medical Ltd.	70,000	2,561,300
Synthes, Inc.	284,101	31,188,710
Ventana Medical Systems, Inc. (a)	239,400	9,631,062
Waters Corp. (a)	94,948	3,529,217
		545,342,204
Health Care Providers & Services — 4.1%
Advisory Board Co. (a)	55,700	2,714,818
Aetna, Inc.	2,003,300	165,913,306
American Healthways, Inc. (a)	390,600	16,510,662
Caremark Rx, Inc. (a)	393,400	17,514,168
DaVita; Inc. (a)	57,800	2,628,744
Express Scripts, Inc. (a)	43,800	2,189,124
HCA, Inc.	117,200	6,641,724
Health Net, Inc. (a)	164,800	6,288,768
Matria Healthcare, Inc. (a)	138,750	4,471,913
Merge Technologies, Inc. (a)	350,000	6,562,500
Patterson Companies, Inc. (a)	3,501,504	157,847,800
UnitedHealth Group, Inc.	2,815,860	146,818,940
VCA Antech, Inc. (a)	226,800	5,499,900
WebMD Corp. (a)	91,597	940,701
WellPoint, Inc. (a)	405,100	28,211,164
		570,754,232
Pharmaceuticals — 2.9%
Abbott Laboratories	246,100	12,061,361
American Pharmaceutical Partners, Inc. (a)	54,700	2,256,375
Barr Pharmaceuticals, Inc. (a)	21,900	1,067,406
Cypress Bioscience, Inc. (a)	226,000	2,983,200
IVAX Corp. (a)	174,900	3,760,350
Johnson & Johnson	965,250	62,741,250
Kos Pharmaceuticals, Inc. (a)	21,900	1,434,450
Novartis AG sponsored ADR	903,800	42,876,272
Novo Nordisk AS Series B	1,089,274	55,461,926
Pfizer, Inc.	265	7,309
Roche Holding AG (participation certificate)	1,153,763	146,015,182
Sanofi-Aventis sponsored ADR	345,700	14,170,243
Schering-Plough Corp.	2,244,700	42,783,982
Sepracor, Inc. (a)	54,600	3,276,546
Shire Pharmaceuticals Group PLC sponsored ADR	7,500	246,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	187,200	5,829,408
		396,971,260

TOTAL HEALTH CARE		1,975,103,834

INDUSTRIALS — 8.6%
Aerospace & Defense — 0.8%
L-3 Communications Holdings, Inc.	102,500	7,849,450
Lockheed Martin Corp.	1,280,735	83,081,279
Precision Castparts Corp.	105,486	8,217,359
Rockwell Collins, Inc.	90,500	4,315,040
United Technologies Corp.	260,400	13,371,540
		116,834,668
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	1,227,313	71,429,617

Airlines — 0.6%
JetBlue Airways Corp. (a)	573,739	11,727,225
Ryanair Holdings PLC sponsored ADR (a)	1,491,451	66,876,663
Southwest Airlines Co.	146,400	2,039,352
		80,643,240
Commercial Services & Supplies — 0.5%
Aramark Corp. Class B	1,042,250	27,515,400
Corporate Executive Board Co.	62,100	4,864,293
Equifax, Inc.	182,600	6,520,646
PeopleSupport, Inc.	60,984	556,174
PHH Corp. (a)	87,500	2,250,500
Resources Connection, Inc. (a)	698,900	16,235,447
Robert Half International, Inc.	418,800	10,457,436
Services Acquisition Corp. International unit (a)	35,700	285,600
		68,685,496
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc. (a)	375,820	21,143,633
URS Corp. (a)	161,300	6,024,555
		27,168,188
Electrical Equipment — 0.6%
American Power Conversion Corp.	479,000	11,299,610
Cooper Industries Ltd. Class A	872,900	55,778,310
Evergreen Solar, Inc. (a)	80,220	515,815
Motech Industries, Inc.	502,000	7,115,959

See accompanying notes which are an integral port of the financial statements.

8

Common Stock — continued

	Shares	Value (Note 1)
INDUSTRIALS — continued
Electrical Equipment — continued
Roper Industries, Inc.	44,800	$3,197,376
Ultralife Batteries, Inc. (a)	306,920	4,956,758
		82,863,828
Industrial Conglomerates — 2.2%
3M Co.	3,569,120	258,047,376
Carlisle Companies, Inc.	110,300	7,569,889
General Electric Co.	216,100	7,487,865
Hutchison Whampoa Ltd.	2,107,000	19,047,323
Siemens AG sponsored ADR	126,100	9,161,165
		301,313,618
Machinery — 2.7%
A.S.V., Inc. (a)	163,164	6,614,669
Bucyrus International, Inc. Class A	244,100	9,270,918
Caterpillar, Inc.	371,700	35,426,727
Cummins, Inc.	364,400	27,187,884
Danaher Corp. (d)	2,790,760	146,068,378
IDEX Corp.	26,800	1,034,748
Ingersoll-Rand Co. Ltd. Class A	70,200	5,008,770
Joy Global, Inc.	722,902	24,282,278
PACCAR, Inc.	1,209,244	82,228,592
Volvo AB sponsored ADR	874,300	35,458,985
		372,581,949
Road & Rail — 0.4%
Canadian National Railway Co.	378,600	21,840,882
Heartland Express, Inc.	526,341	10,226,806
Knight Transportation, Inc.	373,120	9,078,010
Landstar System, Inc. (a)	689,894	20,779,607
Yellow Roadway Corp. (a)	730	37,084
		61,962,389
Trading Companies & Distributors — 0.1%
Fastenal Co.	166,212	10,182,147
Mitsui & Co. Ltd.	444,000	4,203,598
		14,385,745
Transportation Infrastructure — 0.0%
International Shipping Enterprises, Inc. unit	164,750	1,186,200

TOTAL INDUSTRIALS		1,199,054,938

INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 0.9%
Comverse Technology, Inc. (a)	835,300	19,754,845
ECI Telecom Ltd. (a)	480,500	3,988,150
Foxconn International Holdings Ltd.	3,533,000	2,636,906
Harris Corp.	806,500	25,170,865
Ixia (a)	355,500	6,910,920
Motorola, Inc.	134,700	2,459,622
Nokia Corp. sponsored ADR	1,071,300	17,826,432
QUALCOMM, Inc.	1,375,800	45,415,158
TomTom Group BV	130,300	2,860,361
		127,023,259
Computers & Peripherals — 1.5%
Apple Computer, Inc. (a)	2,302,400	84,751,344
Dell, Inc. (a)	1,186,642	46,884,225
EMC Corp. (a)	813,500	11,153,085
Hewlett-Packard Co.	1,681,600	39,534,416
Logitech International SA sponsored ADR (a)	28,700	1,830,486
Network Appliance, Inc. (a)	541,200	15,299,724
Seagate Technology	303,300	5,322,915
		204,776,195
Electronic Equipment & Instruments — 0.8%
Amphenol Corp. Class A	502,200	20,173,374
Cogent, Inc.	239,820	6,846,861
FARO Technologies, Inc. (a)	176,400	4,808,664
FLIR Systems, Inc. (a)	1,623,300	48,439,272
Hon Hai Precision Industries Co. Ltd.	5,444,200	28,273,746
Nidec Corp.	18,600	1,968,928
Trimble Navigation Ltd. (a)	169,000	6,585,930
Xyratex Ltd.	94,639	1,467,851
		118,564,626
Internet Software & Services — 4.1%
Akamai Technologies, Inc. (a)	1,203,983	15,808,297
aQuantive, Inc. (a)	155,000	2,746,600
Equinix, Inc. (a)	19,547	847,167
Google, Inc. Class A (sub. vtg.)	944,243	277,749,078
Marchex, Inc. Class B (a)(d)	361,755	5,440,795
Openwave Systems, Inc. (a)	217,527	3,567,443
VeriSign, Inc. (a)	110,596	3,180,741
Websense, Inc. (a)	204,583	9,830,213
Yahoo!, Inc. (a)	7,242,996	250,969,811
		570,140,145
IT Services — 2.0%
Alliance Data Systems Corp. (a)	522,400	21,188,544
Anteon International Corp. (a)	480,900	21,938,658
Cognizant Technology Solutions Corp. Class A(a)	1,601,996	75,502,071
Fiserv, Inc. (a)	259,600	11,149,820
Global Payments, Inc.	74,200	5,030,760
Infosys Technologies Ltd. sponsored ADR	1,119,100	86,696,677
Ness Technologies, Inc.	387,245	4,112,542
SRA International, Inc. Class A (a)	1,209,800	42,004,256
VeriFone Holdings, Inc.	147,000	2,388,750
Wright Express Corp.	167,600	3,095,572
		273,107,650
Office Electronics — 0.1%
Canon, Inc.	43,800	2,305,194
Zebra Technologies Corp. Class A (a)	182,670	7,999,119
		10,304,313

See accompanying notes which are an integral part of the financial statements.

9

Fidelity Variable Insurance Products: Contrafund Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY — continued
Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc.	451,600	$16,849,196
Broadcom Corp. Class A (a)	407,500	14,470,325
Form Factor, Inc. (a)	110,200	2,911,484
International Rectifier Corp. (a)	461,200	22,008,464
Lam Research Corp. (a)	42,900	1,241,526
Marvell Technology Group Ltd. (a)	5,131,200	195,190,848
Microchip Technology, Inc.	104,280	3,088,774
Samsung Electronics Co. Ltd.	347,190	165,792,111
SigmaTel, Inc. (a)	118,900	2,040,324
Tessera Technologies, Inc. (a)	188,700	6,304,467
Volterra Semiconductor Corp.	105,800	1,575,362
		431,472,881

Software — 1.5%
Activision, Inc. (a)	1,909,104	31,538,398
Adobe Systems, Inc.	1,525,896	43,671,144
Altiris, Inc. (a)	761,839	11,183,797
Autodesk, Inc.	579,822	19,928,482
Blackboard, Inc.	26,336	629,957
Check Point Software Technologies Ltd. (a)	44,100	873,180
Cognos, Inc. (a)	405,750	13,856,170
FileNET Corp. (a)	248,762	6,253,877
Kronos, Inc. (a)	150,806	6,091,054
McAfee, Inc. (a)	85,300	2,233,154
MICROS Systems, Inc. (a)	32,895	1,472,051
Microsoft Corp.	244,900	6,083,316
NAVTEQ Corp.	729,000	27,104,220
NDS Group PLC sponsored ADR (a)	75,100	2,502,332
Quality Systems, Inc. (d)	79,947	3,787,889
Salesforce.com, Inc.	84,400	1,728,512
SAP AG sponsored ADR	54,700	2,368,510
Symantec Corp. (a)	891,098	19,372,471
Take-Two Interactive Software, Inc. (a)	150,000	3,817,500
THQ, Inc. (a)	78,200	2,288,914
		206,784,928

TOTAL INFORMATION TECHNOLOGY		1,942,173,997

MATERIALS — 6.8%
Chemicals — 1.4%
Bayer AG	201,000	6,689,280
Celanese Corp. Class A	622,500	9,891,525
Crompton Corp.	582,100	8,236,715
Dow Chemical Co.	401,500	17,878,795
Ecolab, Inc.	1,696,800	54,908,448
Great Lakes Chemical Corp.	303,200	9,541,704
Monsanto Co.	16,400	1,031,068
Nalco Holding Co.	596,200	11,703,406
Potash Corp. of Saskatchewan	377,500	36,033,811
Praxair, Inc.	756,400	35,248,240
Rohm & Haas Co.	147,400	6,830,516
Westlake Chemical Corp.	66,600	1,631,700
		199,625,208

Construction Materials — 0.4%
Cemex SA de CV sponsored ADR	72,200	3,062,724
Eagle Materials, Inc.	147,800	13,684,802
Florida Rock Industries, Inc.	86,500	6,344,775
Headwaters, Inc. (a)	43,800	1,505,844
Lafarge North America, Inc.	45,658	2,850,886
Lafarge SA (Bearer)	67,200	6,127,619
Martin Marietta Materials, Inc.	14,400	995,328
Rinker Group Ltd.	1,193,165	12,722,838
		47,294,816

Containers & Packaging — 0.2%
Owens-Illinois, Inc. (a)	1,297,984	32,514,499
Peak International Ltd. (a)	200,000	778,000
		33,292,499

Metals & Mining — 4.8%
Aber Diamond Corp. (d)	532,250	16,290,708
African Platinum PLC (a)	3,705,158	1,477,073
Anglo American PLC ADR	1,386,872	32,591,492
Bema Gold Corp. (a)	1,874,200	4,451,454
BHP Billiton Ltd. sponsored ADR	2,782,300	75,956,790
Carpenter Technology Corp.	262,900	13,618,220
Companhia Vale do Rio Doce sponsored ADR	1,016,300	29,757,264
Compania de Minas Buenaventura SA sponsored ADR	523,600	12,037,564
Compass Minerals International, Inc.	430,100	10,064,340
Eldorado Gold Corp. (a)	1,844,900	4,893,834
First Quantum Minerals Ltd.	457,700	8,072,884
Freeport-McMoRan Copper & Gold, Inc. Class B	247,034	9,248,953
Gabriel Resources Ltd. (a)	2,171,800	2,800,722
Gerdau SA sponsored ADR	510,450	4,966,679
Glamis Gold Ltd. (a)	2,166,900	37,105,421
Goldcorp, Inc.	4,131,266	65,718,556
IPSCO, Inc.	769,000	33,529,203
Ivanhoe Mines Ltd. (a)	1,355,700	10,534,006
Lionore Mining International Ltd. (a)	1,329,000	6,822,894
Newcrest Mining Ltd.	644,400	8,530,230
Newmont Mining Corp.	2,763,951	107,877,008
Nucor Corp.	892,500	40,715,850
POSCO sponsored ADR	699,400	30,752,618
Rio Tinto PLC (Reg.)	1,726,269	52,616,679
Shore Gold, Inc. (a)	329,800	1,318,985
Teck Cominco Ltd. Class B (sub. vtg.)	581,200	19,610,519

See accompanying notes which are an integral part of the financial statements.

10

Common Stocks — continued

	Shares	Value (Note 1)
MATERIALS — continued
Metals & Mining — continued
United States Steel Corp.	136,700	$4,698,379
Xstrata PLC	606,800	11,709,182
		657,767,507

TOTAL MATERIALS		937,980,030

TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 0.0%
NeuStar, Inc. Class A	94,500	2,419,200
Wireless Telecommunication Services — 3.5%
America Movil SA de CV Series L sponsored ADR	2,514,000	149,859,540
American Tower Corp. Class A (a)	163,000	3,426,260
Nextel Communications, Inc. Class A (a)	3,720,000	120,193,200
Nextel Partners, Inc. Class A (a)	2,676,000	67,354,920
Nll Holdings, Inc. (a)	1,092,153	69,832,263
SpectraSite, Inc. (a)	30,400	2,262,672
Vodafone Group PLC sponsored ADR	2,366,900	57,563,008
Western Wireless Corp. Class A (a)	299,500	12,668,850
		483,160,713

TOTAL TELECOMMUNICATION SERVICES		485,579,913

UTILITIES — 1.1%
Electric Utilities — 0.4%
Entergy Corp.	249,835	18,875,034
Exelon Corp.	372,585	19,124,788
PG&E Corp.	484,300	18,180,622
		56,180,444
Gas Utilities — 0.2%
Questar Corp.	190,500	12,553,950
Southern Union Co.	634,645	15,580,535
		28,134,485
Independent Power Producers & Energy Traders — 0.4%
AES Corp. (a)	540,000	8,845,200
Duke Energy Corp.	964,607	28,677,766
NRG Energy, Inc. (a)	135,800	5,106,080
TXU Corp.	224,900	18,686,941
		61,315,987
Multi-Utilities — 0.1%
CMS Energy Corp. (a)	162,800	2,451,768
Public Service Enterprise Group, Inc.	76,500	4,652,730
		7,104,498

TOTAL UTILITIES		152,735,414

TOTAL COMMON STOCKS (Cost $8,930,382,866)		12,769,766,591

Corporate Bonds — 0.2%

	Principal Amount
Convertible Bonds — 0.1%

HEALTH CARE — 0.1%
Biotechnology — 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (e)	$8,340,000	8,888,939

INDUSTRIALS — 0.0%
Industrial Conglomerates — 0.0%
Tyco International Group SA yankee 3.125%1/15/23	3,140,000	4,338,852

UTILITIES — 0.0%
Independent Power Producers & Energy Traders — 0.0%
AES Corp. 4.5% 8/15/05	2,280,000	2,280,000

TOTAL CONVERTIBLE BONDS		15,507,791

Nonconvertible Bonds — 0.1%

INDUSTRIALS — 0.0%
Machinery — 0.0%
Rexnord Corp. 10.125% 12/15/12	1,675,000	1,834,125

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
Cable & Wireless International Finance 8.625% 3/25/19 GBP	1,160,000	2,249,838

TOTAL NONCONVERTIBLE BONDS		4,083,963

TOTAL CORPORATE BONDS (Cost $19,412,794)		19,591,754

U.S. Treasury Obligations — 1.7%

U.S. Treasury Bonds 5.375% 2/15/31	$30,800,000	36,344,000
U.S. Treasury Notes:
4.25% 8/15/1 3	55,175,000	56,554,375
4.25% 11/15/13	55,850,000	57,213,522

See accompanying notes which are an integral part of the financial statements.

11

Fidelity Variable Insurance Products: Contrafund Portfolio Investments (Unaudited) — continued

U. S. Treasury Obligations — continued

	Principal Amount	Value (Note 1)
U.S. Treasury Notes: — continued
4.25% 8/15/14	$29,700,000	$30,410,008
4.75% 5/15/14	52,600,000	55,813,544
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $225,871,696)		236,335,449

Floating Rate Loans — 0.0%

CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
Charter Communications Operating LLC Tranche B, term loan 6.44% 4/7/11 (f)	2,174,509	2,155,482

TOTAL FLOATING RATE LOANS
(Cost $2,136,922)		2,155,482

Money Market Funds — 7.7%

	Shares
Fidelity Cash Central Fund, 3.21% (b)	859,108,702	859,108,702
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	207,582,219	207,582,219

TOTAL MONEY MARKET FUNDS
(Cost $1,066,690,921)		1,066,690,921

Cash Equivalents — 0.0%

	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $3,312,000)	$3,312,268	3,312,000

TOTAL INVESTMENT PORTFOLIO — 101.7%
(Cost $10,247,807,199)		14,097,852,197

NET OTHER ASSETS — (1.7)%		(236,010,407)
NET ASSETS — 100%		$13,861,841,790

Currency Abbreviations
GBP — British pound

Legend

(a)          Non-income producing

(b)         Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)          Investment made with cash collateral received from securities on loan.

(d)         Security or a portion of the security is on loan at period end.

(e)          Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $19,875,839 or 0.1 % of net assets.

(f)            The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.8%
Canada	5.7%
Bermuda	3.6%
United Kingdom	2.8%
Switzerland	2.3%
Korea (South)	1.4%
Mexico	1.2%
Australia	1.0%
Others (individually less than 1%)	6.2%
100.0%

Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $704,454,440 of which $40,895,453 and $663,558,987 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

12

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $200,737,010 and repurchase agreements of $3,312,000) (cost $10,247,807,199) — See accompanying schedule		$14,097,852,197
Cash		483,418
Foreign currency held at value (cost $1,770,972)		1,767,665
Receivable for investments sold		33,971,927
Receivable for fund shares sold		8,171,403
Dividends receivable		11,482,353
Interest receivable		4,727,751
Prepaid expenses		24,344
Other affiliated receivables		15,777
Other receivables		1,874,016
Total assets		14,160,370,851
Liabilities
Payable for investments purchased	$ 74,027,197
Payable for fund shares redeemed	7,348,861
Accrued management fee	6,582,024
Distribution fees payable	605,756
Other affiliated payables	998,397
Other payables and accrued expenses	1,384,607
Collateral on securities loaned, at value	207,582,219
Total liabilities		298,529,061
Net Assets		$13,861,841,790
Net Assets consist of:
Paid in capital		$10,351,454,777
Undistributed net investment income		44,465,296
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(384,082,620)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,850,004,337
Net Assets		$13,861,841,790
Initial Class:
Net Asset Value, offering price and redemption price per share ($9,625,571,281 ÷ 350,197,517 shares)		$27.49

Service Class:
Net Asset Value, offering price and redemption price per share ($2,098,698,643 ÷ 76,571,285 shares)		$27.41

Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,125,552,754 ÷ 78,091,735 shares)		$27.22

Service Class 2R:
Net Asset Value, offering price and redemption price per share ($12,019,112 ÷ 442,769 shares)		$27.15

Statement of Operations

Six Months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$71,425,367
Interest		19,409,259
Security lending		2,805,590
Total income		93,640,216

Expenses
Management fee	$37,725,042
Transfer agent fees	4,400,627
Distribution fees	3,336,762
Accounting and security lending fees	794,499
Independent trustees’ compensation	29,495
Appreciation in deferred trustee compensation account	6,092
Custodian fees and expenses	455,952
Registration fees	27,303
Audit	63,150
Legal	11,526
Miscellaneous	235,252
Total expenses before reductions	47,085,700
Expense reductions	(1,592,677)	45,493,023

Net investment income (loss)		48,147,193
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	338,005,692
Foreign currency transactions	218,472
Total net realized gain (loss)		338,224,164
Change in net unrealized appreciation (depreciation) on:
Investment securities	80,713,939
Assets and liabilities in foreign currencies	(102,840)
Total change in net unrealized appreciation (depreciation)		80,611,099
Net gain (loss)		418,835,263
Net increase (decrease) in net assets resulting from operations		$466,982,456

See accompanying notes which are an integral part of the financial statements.

13

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements — continued

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2005	December 31,
	(Unaudited)	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,147,193	$34,455,005
Net realized gain (loss)	338,224,164	556,167,741
Change in net unrealized appreciation (depreciation)	80,611,099	1,079,025,648
Net increase (decrease) in net assets resulting from operations	466,982,456	1,669,648,394
Distributions to shareholders from net investment income	(34,307,236)	(33,283,266)
Distributions to shareholders from net realized gain	(2,452,648)	—
Total distributions	(36,759,884)	(33,283,266)
Share transactions — net increase (decrease)	546,326,598	974,982,321
Redemption fees	2,747	5,434
Total increase (decrease) in net assets	976,551,917	2,611,352,883

Net Assets
Beginning of period	12,885,289,873	10,273,936,990
End of period (including undistributed net investment income of $44,465,296 and undistributed net investment income of $30,613,930, respectively)	$13,861,841,790	$12,885,289,873

Other Information:

Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares
Sold	19,444,996	6,211,346	18,726,651	217,296
Reinvested	1,094,903	180,935	97,538	640
Redeemed	(13,250,201)	(9,421,877)	(2,922,514)	(44,750)
Net increase (decrease)	7,289,698	(3,029,596)	15,901,675	173,186

Dollars
Sold	$517,288,181	$164,803,155	$495,811,697	$5,785,771
Reinvested	29,321,503	4,832,764	2,588,665	16,952
Redeemed	(351,701,173)	(244,429,421)	(76,832,231)	(1,159,265)
Net increase (decrease)	$194,908,511	$(74,793,502)	$421,568,131	$4,643,458

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares
Sold	39,676,965	15,203,443	27,599,342	256,799
Reinvested	1,123,479	189,967	89,389	356
Redeemed	(29,262,778)	(9,311,680)	(5,203,844)	(105,684)
Net increase (decrease)	11,537,666	6,081,730	22,484,887	151,471

Dollars
Sold	$959,621,838	$366,229,990	$660,559,920	$6,150,098
Reinvested	26,671,383	4,498,414	2,105,112	8,357
Redeemed	(701,529,337)	(223,414,420)	(123,399,434)	(2,519,600)
Net increase (decrease)	$284,763,884	$147,313,984	$539,265,598	$3,638,855

Distributions

	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$27,596,709	$4,430,034	$2,265,082	$15,411
From net realized gain	1,724,794	402,730	323,583	1,541
Total	$29,321,503	$4,832,764	$2,588,665	$16,952

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$26,671,383	$4,498,414	$2,105,112	$8,357

See accompanying notes which are an integral part of the financial statements.

14

Financial Highlights — Initial Class

	Six months ended		Years ended December 31 ,
	June 30, 2005
	(Unaudited)		2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$26.62		$23.13	$18.10	$20.13	$23.75	$29.15
Income from Investment Operations
Net investment income (loss)E	.10		.08	.07	.10	.16	.17
Net realized and unrealized gain (loss)	.86		3.49	5.05	(1.97)	(3.01)	(1.84)
Total from investment operations	.96		3.57	5.12	(1.87)	(2.85)	(1.67)
Distributions from net investment income	(.08)		(.08)	(.09)	(.16)	(.17)	(.11)
Distributions from net realized gain	(.01)		—	—	—	(.60)	(3.62)
Total distributions	(.09)		(.08)	(.09)	(.16)	(.77)	(3.73)
Redemption fees added to paid in capitalE, G	—		—	—	—	—	—
Net asset value, end of period	$27.49		$26.62	$23.13	$18.10	$20.13	$23.75
Total ReturnB,C,D	3.60%		15.48%	28.46%	(9.35)%	(12.28)%	(6.58)%
Ratios to Average Net AssetsF
Expenses before expense reductions	.66	%A	.68%	.67%	.68%	.68%	.66%
Expenses net of voluntary waivers, if any	.66	%A	.68%	.67%	.68%	.68%	.66%
Expenses net of all reductions	.64	%A	.66%	.65%	.64%	.64%	.63%
Net investment income (loss)	.78	%A	.35%	.34%	.50%	.77%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$9,625,571		$9,127,616	$7,665,424	$5,956,028	$6,972,615	$8,516,464
Portfolio turnover rate	59	%A	64%	66%	84%	140%	177%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

Financial Highlights — Service Class

	Six months ended		Years ended December 31 ,
	June 30, 2005
	(Unaudited)		2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$26.53		$23.06	$18.04	$20.06	$23.67	$29.10
Income from Investment Operations
Net investment income (loss)E	.09		.06	.05	.08	.14	.15
Net realized and unrealized gain (loss)	.86		3.47	5.04	(1.96)	(3.00)	(1.85)
Total from investment operations	.95		3.53	5.09	(1.88)	(2.86)	(1.70)
Distributions from net investment income	(.06)		(.06)	(.07)	(.14)	(.15)	(.11)
Distributions from net realized gain	(.01)		—	—	—	(.60)	(3.62)
Total distributions	(.07)		(.06)	(.07)	(.14)	(.75)	(3.73)
Redemption fees added to paid in capitalE,G	—		—	—	—	—	—
Net asset value, end of period	$27.41		$26.53	$23.06	$1 8.04	$20.06	$23.67
Total ReturnB,C,D	3.55%		15.34%	28.35%	(9.42)%	(12.36)%	(6.71)%
Ratios to Average Net Assets F
Expenses before expense reductions	.76	%A	.78%	.77%	.78%	.78%	.76%
Expenses net of voluntary waivers, if any	.76	%A	.78%	.77%	.78%	.78%	.76%
Expenses net of all reductions	.74	%A	.76%	.75%	.74%	.74%	.74%
Net investment income (loss)	.68	%A	.25%	.24%	.39%	.67%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,098,699		$2,111,969	$1,695,467	$1,183,683	$1,201,105	$1,245,222
Portfolio turnover rate	59	%A	64%	66%	84%	140%	177%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would have been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

15

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004	2003	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$26.35		$22.93	$17.95	$20.00	$23.64	$28.20
Income from Investment Operations
Net investment income (loss)E	.07		.02	.02	.05	.10	.10
Net realized and unrealized gain (loss)	.85		3.45	5.02	(1.96)	(2.98)	(.93)
Total from investment operations	.92		3.47	5.04	(1.91)	(2.88)	(.83)
Distributions from net investment income	(.04)		(.05)	(.06)	(.14)	(.16)	(.11)
Distributions from net realized gain	(.01)		—	—	—	(.60)	(3.62)
Total distributions	(.05)		(.05)	(.06)	(.14)	(.76)	(3.73)
Redemption fees added to paid in capital E,H	—		—	—	—	—	—
Net asset value, end of period	$27.22		$26.35	$22.93	$1 7.95	$20.00	$23.64
Total Return B,C,D	3.46%		15.16%	28.20%	(9.60)%	(12.47)%	(3.86)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.91	%A	.93%	.93%	.93%	.94%	.92	%A
Expenses net of voluntary waivers, if any	.91	%A	.93%	.93%	.93%	.94%	.92	%A
Expenses net of all reductions	.89	%A	.91%	.90%	.90%	.90%	.90	%A
Net investment income (loss)	.53	%A	.10%	.09%	.24%	.52%	.43	%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,125,553		$1,638,617	$910,341	$439,157	$231,686	$81,950
Portfolio turnover rate	59	%A	64%	66%	84%	140%	177%

A                                          Annualized

B                                           Total returns for periods of less than one year are not annualized.

C                                           Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D                                          Total returns would have been lower had certain expenses not been reduced during the periods shown.

E                                           Calculated based on average shares outstanding during the period.

F                                            For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G                                          Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H                                          Amount represents less than $.01 per share.

Financial Highlights — Service Class 2R

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$26.29		$22.90	$17.95	$20.49
Income from Investment Operations
Net investment income (loss) E	.07		.02	.02	.03
Net realized and unrealized gain (loss)	.85		3.44	5.01	(2.57)
Total from investment operations	.92		3.46	5.03	(2.54)
Distributions from net investment income	(.05)		(.07)	(.08)	—
Distributions from net realized gain	(.01)		—	—	—
Total distributions	(.06)		(.07)	(.08)	—
Redemption fees added to paid in capital E,H	—		—	—	—
Net asset value, end of period	$27.15		$26.29	$22.90	$17.95
Total Return B,C,D	3.49%		15.15%	28.18%	(12.40)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.91	%A	.93%	.93%	.96	%A
Expenses net of voluntary waivers, if any	.91	%A	.93%	.93%	.96	%A
Expenses net of all reductions	.89	%A	.91%	.90%	.92	%A
Net investment income (loss)	.53	%A	.10%	.08%	.23	%A
Supplemental Data
Net assets, end of period (000 omitted)	$12,019		$7,088	$2,705	$810
Portfolio turnover rate	59	%A	64%	66%	84%

A                                          Annualized

B                                           Total returns for periods of less than one year are not annualized.

C                                           Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D                                          Total returns would have been lower had certain expenses not been reduced during the periods shown.

E                                           Calculated based on average shares outstanding during the period.

F                                            For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G                                          Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H                                          Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

16

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as Fidelity Variable Insurance Products: Contrafund Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security maybe valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

17

Notes to Financial Statements (Unaudited) — continued

1. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,948,040,080
Unrealized depreciation	(116,930,335)
Net unrealized appreciation (depreciation)	$3,831,109,745
Cost for federal income tax purposes	$10,266,742,452

Trading (Redemption) Fees. Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or nongovernment securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,289,829,846 and $3,509,912,993, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

18

4. Fees and Other Transactions with Affiliates — continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$1,053,739
Service Class 2	2,272,107
Service Class 2R	10,916
$3,336,762

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$3,072,464
Service Class	702,514
Service Class 2	622,653
Service Class 2R	2,996
$4,400,627

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,510,483 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $143,464 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

19

Notes to Financial Statements (Unaudited) — continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,583,066 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $9,611.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 13% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 33% of the total outstanding shares of the fund.

20

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMBCo., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
   (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Fidelity® Variable Insurance Products:

Equity—Income Portfolio

Semiannual Report
June 30, 2005

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	11	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	15	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Fidelity Variable Insurance Products: Equity — Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-l) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000.00 (for example, an $8,600 account value divided by $ 1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1,2005
	January 1,2005	June 30, 2005	to June 30, 2005
Initial Class
Actual	$1,000.00	$987.20	$2.76
HypotheticalA	$1,000.00	$1,022.02	$2.81
Service Class
Actual	$1,000.00	$986.80	$3.25
HypotheticalA	$1,000.00	$1,021.52	$3.31
Service Class 2
Actual	$1,000.00	$986.10	$3.99
HypotheticalA	$1,000.00	$1,020.78	$4.06
Service Class 2R
Actual	$1,000.00	$986.20	$3.99
HypotheticalA	$1,000.00	$1,020.78	$4.06

A	5% return per year before expenses
*

Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	.56%
Service Class	.66%
Service Class 2.81%
Service Class 2R	.81%

3

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	3.4	3.1
Bank of America Corp.	3.2	3.1
Citigroup, Inc.	2.5	2.8
American International Group, Inc.	2.5	2.6
JPMorgan Chase & Co.	2.2	2.3
SBC Communications, Inc.	1.8	1.6
Total SA sponsored ADR	1.7	1.6
General Electric Co.	1.5	1.4
Fannie Mae	1.4	1.8
Wachovia Corp.	1.4	1.4
	21.6

Top Five Market Sectors as of June 30, 2005

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	28.4	30.2
Consumer Discretionary	12.3	11.1
Energy	11.6	10.8
Industrials	11.1	12.1
Information Technology	8.4	7.1

Asset Allocation (% of fund’s net assets)

4

Fidelity Variable Insurance Products: Equity—Income Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 98.3%

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — 11.8%
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.	231,100	$5,839,897
Johnson Controls, Inc.	291,600	16,425,828
TRW Automotive Holdings Corp. (a)	839,270	20,570,508
		42,836,233
Automobiles — 0.7%
Ford Motor Co.	542,700	5,557,248
General Motors Corp. (d)	167,100	5,681,400
Harley-Davidson, Inc.	125,900	6,244,640
Monaco Coach Corp.	188,200	3,235,158
Renault SA	229,101	20,211,275
Toyota Motor Corp. sponsored ADR	443,400	31,698,666
		72,628,387
Diversified Consumer Services — 0.0%
Service Corp. International (SCI)	416,800	3,342,736

Hotels, Restaurants & Leisure — 0.8%
Harrah’s Entertainment, Inc.	229,379	16,531,345
McDonald’s Corp.	2,370,400	65,778,600
		82,309,945
Household Durables — 1.3%
Koninklijke Philips Electronics NV (NY Shares)	601,900	15,161,861
Maytag Corp.	1,622,720	25,411,795
Newell Rubbermaid, Inc.	2,583,200	61,583,488
The Stanley Works	128,500	5,851,890
Whirlpool Corp.	423,200	29,670,552
		137,679,586
Leisure Equipment & Products — 0.4%
Eastman Kodak Co.	1,377,700	36,991,245

Media — 6.0%
Clear Channel Communications, Inc.	3,130,500	96,826,365
Comcast Corp. Class A (a)	2,654,791	81,502,084
Knight-Ridder, Inc.	345,100	21,168,434
Lagardere S.C.A. (Reg.) (d)	146,142	10,832,292
Liberty Global, Inc. Class A (a)	308,566	14,400,775
Liberty Media Corp. Class A (a)	3,681,676	37,516,278
News Corp. Class A	1,178,916	19,074,861
NTL, Inc. (a)	248,455	16,999,291
The New York Times Co. Class A	252,690	7,871,294
The Reader’s Digest Association, Inc. (non-vtg.)	1,699,003	28,033,550
Time Warner, Inc. (a)	6,612,750	110,499,053
Viacom, Inc. Class B (non-vtg.)	3,461,086	110,823,974
Vivendi Universal SA sponsored ADR	904,300	28,331,719
Walt Disney Co.	2,379,300	59,910,774
		643,790,744
Multiline Retail — 1.1%
Big Lots, Inc. (a)	2,275,956	30,133,661
Dollar Tree Stores, Inc. (a)	1,065,300	25,567,200
Family Dollar Stores, Inc.	706,500	18,439,650
Federated Department Stores, Inc.	483,300	35,416,224
Sears Holdings Corp. (a)	67,387	10,099,290
		119,656,025
Specialty Retail — 0.9%
AnnTaylor Stores Corp. (a)	1,113,050	27,024,854
Gap, Inc.	1,503,478	29,693,691
RadioShack Corp.	482,700	11,184,159
Tiffany & Co., Inc.	827,300	27,102,348
		95,005,052
Textiles, Apparel & Luxury Goods — 0.2%
Liz Claiborne, Inc.	632,940	25,165,694

TOTAL CONSUMER DISCRETIONARY		1,259,405,647

CONSUMER STAPLES — 6.0%
Beverages — 0.9%
Anheuser-Busch Companies, Inc.	1,431,800	65,504,850
The Coca-Cola Co.	810,300	33,830,025
		99,334,875
Food & Staples Retailing — 1.3%
CVS Corp.	1,060,800	30,837,456
Wal-Mart Stores, Inc.	2,340,200	112,797,640
		143,635,096
Food Products — 0.4%
Corn Products International, Inc.	438,700	10,423,512
Kraft Foods, Inc. Class A	868,400	27,623,804
Sara Lee Corp.	333,200	6,600,692
		44,648,008
Household Products — 1.9%
Colgate-Palmolive Co.	2,460,700	122,813,537
Kimberly-Clark Corp.	788,000	49,320,920
Procter & Gamble Co.	662,600	34,952,150
		207,086,607
Personal Products — 0.6%
Gillette Co.	1,157,520	58,605,238

Tobacco — 0.9%
Altria Group, Inc.	1,453,200	93,963,912

TOTAL CONSUMER STAPLES		647,273,736

ENERGY — 11.6%
Energy Equipment & Services — 2.8%
Baker Hughes, Inc.	1,263,000	64,615,080
BJ Services Co.	536,645	28,163,130
Halliburton Co.	708,200	33,866,124
Noble Corp.	778,400	47,879,384
Schlumberger Ltd. (NY Shares)	1,631,210	123,874,087
		298,397,805
Oil, Gas & Consumable Fuels — 8.8%
Apache Corp.	601,580	38,862,068

See accompanying notes which are an integral part of the financial statements.

5

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
ENERGY — continued
Oil, Gas & Consumable Fuels — continued
Ashland, Inc.	127,600	$9,170,612
BP PLC sponsored ADR	2,269,642	141,580,268
ChevronTexaco Corp.	2,252,742	125,973,333
ConocoPhillips	166,600	9,577,834
El Paso Corp.	944,400	10,879,488
Exxon Mobil Corp.	6,423,436	369,154,861
Statoil ASA	637,700	13,028,626
Total SA:
Series B	218,300	51,016,710
sponsored ADR	1,525,196	178,219,153
		947,462,953

TOTAL ENERGY		1,245,860,758

FINANCIALS — 27.9%
Capital Markets — 4.5%
Bank of New York Co., Inc.	3,013,100	86,717,018
Charles Schwab Corp.	5,409,700	61,021,416
Janus Capital Group, Inc.	2,363,700	35,550,048
Lazard Ltd. Class A	83,600	1,943,700
Mellon Financial Corp.	1,626,000	46,649,940
Merrill Lynch & Co., Inc.	1,557,300	85,667,073
Morgan Stanley	1,998,200	104,845,554
Nomura Holdings, Inc.	1,853,000	22,143,350
Nuveen Investments, Inc. Class A	387,200	14,566,464
State Street Corp.	386,200	18,634,150
		477,738,713
Commercial Banks — 7.2%
Bank of America Corp.	7,527,666	343,336,846
Comerica, Inc.	581,900	33,633,820
Kookmin Bank sponsored ADR	397,000	18,095,260
Lloyds TSB Group PLC	2,282,400	19,342,749
Royal Bank of Scotland Group PLC	625,547	18,896,563
State Bank of India	463,175	8,112,461
U.S. Bancorp, Delaware	1,762,138	51,454,430
Wachovia Corp.	3,106,975	154,105,960
Wells Fargo & Co.	2,043,800	125,857,204
		772,835,293
Consumer Finance — 1.1%
American Express Co.	1,230,296	65,488,656
MBNA Corp.	1,279,700	33,476,952
MoneyGram International, Inc.	1,161,000	22,198,320
		121,163,928
Diversified Financial Services — 5.1%
CIT Group, Inc.	833,700	35,824,089
Citigroup, Inc.	5,867,919	271,273,895
JPMorgan Chase & Co.	6,665,612	235,429,416
		542,527,400
Insurance — 7.5%
ACE Ltd.	2,096,915	94,046,638
Allianz AG sponsored ADR	1,115,700	12,774,765
Allstate Corp.	1,597,200	95,432,700
American International Group, Inc.	4,592,450	266,821,345
Conseco, Inc. (a)	604,000	13,179,280
Genworth Financial, Inc. Class A (non-vtg.)	1,490,400	45,054,792
Hartford Financial Services Group, Inc.	1,047,100	78,302,138
Marsh & McLennan Companies, Inc.	793,600	21,982,720
MBIA, Inc.	252,700	14,987,637
MetLife, Inc. unit	835,300	21,901,566
PartnerRe Ltd.	355,700	22,914,194
The St. Paul Travelers Companies, Inc.	2,516,026	99,458,508
XL Capital Ltd. Class A	201,920	15,026,886
		801,883,169
Real Estate — 0.2%
CarrAmerica Realty Corp.	193,740	7,009,513
Equity Office Properties Trust	508,000	16,814,800
		23,824,313
Thrifts & Mortgage Finance — 2.3%
Fannie Mae	2,646,000	1,54,526,400
Freddie Mac	661,800	43,169,214
Housing Development Finance Corp. Ltd.	1,133,500	23,226,647
Sovereign BanCorp Inc.	1,371,550	30,640,427
		251,562,688
TOTAL FINANCIALS		2,991,535,504

HEALTH CARE — 7.5%
Health Care Equipment & Supplies — 1.1%
Baxter International Inc.	2,877,800	106,766,380
Thermo Electron Corp. (a)	537,800	14,450,686
		121,217,066
Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	706,100	40,657,238
Health Net, Inc. (a)	1,24,800	4,762,368
McKesson Corp.	540,200	24,195,558
Tenet Healthcare Corp. (a)	2,064,000	25,263,360
		94,878,524
Pharmaceuticals — 5.5%
Abbott Laboratories	788,500	38,644,385
Bristol-Myers Squibb Co.	2,375,300	59,334,994
GlaxoSmithKline PLC sponsored ADR	430,600	20,888,406
Johnson & Johnson	1,901,900	123,623,500
Merck & Co., Inc.	2,251,300	69,340,040
Pfizer, Inc.	3,949,400	108,924,452

See accompanying notes which are an integral part of the financial statements.

6

Common Stocks — continued

	Shares	Value (Note 1)
HEALTH CARE — continued
Pharmaceuticals — continued
Schering-Plough Corp.	3,665,530	$69,865,002
Wyeth	2,092,500	93,116,250
		583,737,029

TOTAL HEALTH CARE		799,832,619

INDUSTRIALS -11.0%
Aerospace & Defense — 3.6%
EADS NV	1,435,715	45,781,294
Honeywell International, Inc.	2,780,325	101,843,305
Lockheed Martin Corp.	1,332,000	86,406,840
Northrop Grumman Corp.	849,600	46,940,400
Raytheon Co.	288,678	11,293,083
The Boeing Co.	678,400	44,774,400
United Technologies Corp.	836,840	42,971,734
		380,011,056
Commercial Services & Supplies — 0.4%
Cendant Corp.	544,700	12,184,939
Waste Management, Inc.	1,207,400	34,217,716
		46,402,655
Construction & Engineering — 0.1%
Fluor Corp.	237,000	13,648,830

Electrical Equipment — 0.4%
ABB Ltd. sponsored ADR (a)	2,088,600	13,513,242
Emerson Electric Co.	513,400	32,154,242
		45,667,484
Industrial Conglomerates — 3.2%
3M Co.	308,200	22,282,860
General Electric Co.	4,690,740	162,534,141
Siemens AG sponsored ADR	114,600	8,325,690
Textron, Inc.	376,300	28,542,355
Tyco International Ltd.	4,072,646	118,921,263
		340,606,309
Machinery — 2.3%
Caterpillar, Inc.	389,700	37,142,307
Dover Corp.	1,243,900	45,253,082
Illinois Tool Works, Inc.	151,900	12,103,392
Ingersoll-Rand Co. Ltd. Class A	872,544	62,256,014
Navistar International Corp. (a)	508,495	16,271,840
SPX Corp.	1,483,200	68,197,536
		241,224,171
Road & Rail -0.9%
Burlington Northern Santa Fe Corp.	1,035,400	48,746,632
Union Pacific Corp.	768,400	49,792,320
		98,538,952
Trading Companies & Distributors — 0.1%
WESCO International, Inc. (a)	353,800	11,102,244

TOTAL INDUSTRIALS		1,177,201,701

INFORMATION TECHNOLOGY — 8.3%
Communications Equipment — 1.3%
Avaya, Inc. (a)	1,353,800	11,263,616
Cisco Systems, Inc. (a)	1,656,200	31,649,982
Lucent Technologies, Inc. (a)	4,816,600	14,016,306
Lucent Technologies, Inc. warrants 12/10/07 (a)	8,328	6,413
Motorola, Inc.	3,387,112	61,848,665
Nokia Corp. sponsored ADR	1,182,000	19,668,480
		138,453,462
Computers & Peripherals — 1.6%
Hewlett-Packard Co.	3,785,711	89,002,066
International Business Machines Corp.	972,700	72,174,340
Sun Microsystems, Inc. (a)	3,998,675	14,915,058
		176,091,464
Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc. (a)	1,428,700	32,888,674
Arrow Electronics, Inc. (a)	830,900	22,567,244
Avnet, Inc. (a)	1,584,330	35,694,955
Solectron Corp. (a)	5,784,200	21,922,118
Tektronix, Inc.	104,400	2,429,388
		115,502,379
IT Services — 0.2%
Ceridian Corp. (a)	1,095,600	21,342,288
Electronic Data Systems Corp.	166,600	3,207,050
		24,549,338
Office Electronics — 0.3%
Xerox Corp. (a)	2,067,900	28,516,341

Semiconductors & Semiconductor Equipment — 2.7%
Analog Devices, Inc.	1,357,900	50,663,249
Applied Materials, Inc.	2,102,500	34,018,450
Freescale Semiconductor, Inc.:
Class A	105,200	2,210,252
Class B	1,634,977	34,628,813
Intel Corp.	3,818,300	99,504,898
Micron Technology, Inc. (a)	1,773,200	18,104,372
National Semiconductor Corp.	785,500	17,304,565
Samsung Electronics Co. Ltd.	55,670	26,583,850
Teradyne, Inc. (a)	382,700	4,580,919
		287,599,368
Software- 1.1%
Citrix Systems, Inc. (a)	583,344	12,635,231

See accompanying notes which are an integral part of the financial statements.

7

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY — continued
Software — continued
Microsoft Corp.	3,603,400	$89,508,456
Symantec Corp. (a)	595,533	12,946,887
		115,090,574

TOTAL INFORMATION TECHNOLOGY		885,802,926

MATERIALS — 5.3%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	405,000	24,421,500
Albemarle Corp.	191,300	6,976,711
Arch Chemicals, Inc.	392,800	9,804,288
Celanese Corp. Class A	632,400	10,048,836
Dow Chemical Co.	1,560,600	69,493,518
Eastman Chemical Co.	379,200	20,912,880
Georgia Gulf Corp.	313,200	9,724,860
Great Lakes Chemical Corp.	508,800	16,011,936
Lubrizol Corp.	214,800	9,023,748
Lyondell Chemical Co.	1,904,293	50,311,408
Pol/One Corp. (a)	1,310,600	8,676,172
Praxair, Inc.	437,524	20,388,618
		255,794,475
Containers & Packaging — 0.3%
Amcor Ltd.	1,784,800	9,107,933
Smurfit-Stone Container Corp. (a)	2,515,872	25,586,418
		34,694,351
Metals & Mining — 1.4%
Alcan, Inc.	955,100	28,671,709
Alcoa, Inc.	2,527,216	66,036,154
Freeport-McMoRan Copper & Gold, Inc. Class B	761,704	28,518,198
Phelps Dodge Corp.	280,900	25,983,250
		149,209,311
Paper & Forest Products — 1.2%
Bowater, Inc.	391,300	12,666,381
Georgia-Pacific Corp.	1,281,101	40,739,012
International Paper Co.	1,299,000	39,242,790
Weyerhaeuser Co.	494,200	31,455,830
		124,104,013

TOTAL MATERIALS		563,802,150

TELECOMMUNICATION SERVICES — 5.6%
Diversified Telecommunication Services — 5.1%
BellSouth Corp.	4,998,699	132,815,432
New Skies Satellites Holdings Ltd.	286,100	5,679,085
Philippine Long Distance Telephone Co. sponsored ADR (d)	650,700	18,902,835
Qwest Communications International, Inc. (a)	4,948,700	18,359,677
SBC Communications, Inc.	7,996,093	189,907,209
Sprint Corp.	1,161,600	29,144,544
Verizon Communications, Inc.	4,390,202	151,681,479
		546,490,261
Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (a)	1,003,300	20,387,056
Vodafone Group PLC sponsored ADR	1,506,100	36,628,352
		57,015,408

TOTAL TELECOMMUNICATION SERVICES		603,505,669

UTILITIES — 3.3%
Electric Utilities — 0.7%
Entergy Corp.	730,900	55,219,495
PG&E Corp.	403,800	15,158,652
		70,378,147
Independent Power Producers & Energy Traders — 0.6%
Duke Energy Corp.	940,300	27,955,119
TXU Corp.	451,020	37,475,252
		65,430,371
Multi-Utilities — 2.0%
CMS Energy Corp. (a)	379,600	5,716,776
Dominion Resources, Inc.	1,123,100	82,424,309
NorthWestern Energy Corp.	462,800	14,587,456
Public Service Enterprise Group, Inc.	987,100	60,035,422
Wisconsin Energy Corp.	1,337,900	52,178,100
		214,942,063

TOTAL UTILITIES		350,750,581

TOTAL COMMON STOCKS (Cost $8,337,722,756)		10,524,971,291

Convertible Preferred Stocks — 1.0%

CONSUMER DISCRETIONARY — 0.2%
Automobiles -0.1%
General Motors Corp.:
Series B, 5.25%	412,200	7,666,920
Series C, 6.25%	253,100	5,325,224
		12,992,144
Hotels, Restaurants & Leisure — 0.1%
Six Flags, Inc. 7.25% PIERS	388,400	7,768,000

TOTAL CONSUMER DISCRETIONARY		20,760,144

FINANCIALS-0.5%
Capital Markets — 0.0%
State Street Corp. 6.75% SPACES (a)	24,900	5,346,578

Consumer Finance — 0.2%
Ford Motor Co. Capital Trust II 6.50%	402,500	16,153,935

Insurance — 0.3%
Conseco, Inc. Series B, 5.50%	143,400	3,934,896

See accompanying notes which are an integral part of the financial statements.

8

Convertible Preferred Stocks — continued

	Shares	Value (Note 1)
FINANCIALS — continued
Insurance — continued
The Chubb Corp.:
7.00%	167,700	$5,281,712
Series B, 7.00%	120,100	3,814,376
Travelers Property Casually Corp. 4.50%	240,200	5,346,852
XL Capital Ltd. 6.50%	475,300	11,350,164
		29,728,000

TOTAL FINANCIALS		51,228,513

HEALTH CARE — 0.2%
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc. 7.00%	156,900	8,678,139

Pharmaceuticals — 0.1%
Schering-Plough Corp. 6.00%	187,400	9,485,438

TOTAL HEALTH CARE		18,163,577

INFORMATION TECHNOLOGY — 0.1%
Office Electronics — 0.1%
Xerox Corp. Series C, 6.25%	145,650	17,800,760

MATERIALS — 0.0%
Chemicals — 0.0%
Celanese Corp. 4.25%	67,100	1,622,478

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11 6,904,752)		109,575,472

Corporate Bond — 0.6%

	Principal Amount
Convertible Bonds — 0.5%

CONSUMER DISCRETIONARY — 0.3%
Hotels, Restaurants & Leisure — 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$11,239,000	6,448,376
Six Flags, Inc. 4.5% 5/15/15	3,640,000	3,544,632
		9,993,008

Media — 0.2%
Liberty Media Corp. 3.5% 1/15/31 (e)	11,400,000	9,975,000
News America, Inc. liquid yield option note 0% 2/28/21 (e)	22,670,000	13,103,260
		23,078,260

TOTAL CONSUMER DISCRETIONARY		33,071,268

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (e)	2,760,000	2,722,050

INDUSTRIALS — 0.1%
Industrial Conglomerates — 0.1%
Tyco International Group SA yankee 3.125%1/15/23	$ 5,220,000	$7,212,996

INFORMATION TECHNOLOGY — 0.0%
Electronic Equipment & Instruments — 0.0%
Celestica, Inc. liquid yield option note 0% 8/1 /20	620,000	351,463

TELECOMMUNICATION SERVICES — 0.1%
Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (e)	11,850,000	8,004,675

TOTAL CONVERTIBLE BONDS		51,362,452

Nonconvertible Bonds — 0.1%

CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
XM Satellite Radio, Inc. 12% 6/15/10	60,000	67,200

MATERIALS — 0.1%
Chemicals — 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	13,213,120

TOTAL NONCONVERTIBLE BONDS		13,280,320

TOTAL CORPORATE BONDS (Cost $70,743,076)		64,642,772

Money Market Funds — 0.3%

	Shares
Fidelity Cash Central Fund, 3.21% (b)	15,670,880	15,670,880
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	17,839,400	17,839,400

TOTAL MONEY MARKET FUNDS (Cost $33,510,280)		33,510,280

TOTAL INVESTMENT PORTFOLIO — 100.2% (Cost $8,558,880,864)		10,732,699,815

NET OTHER ASSETS — (0.2)%		(20,510,649)

NET ASSETS — 100%		$10,712,189,166

Security Type Abbreviation

PIERS — Preferred Income Equity Redeemable Securities

See accompanying notes which are an integral part of the financial statements.

9

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments (Unaudited) — continued

Legend

(a)	Non-income producing

(b)

Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Includes investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $33,804,985 or 0.3% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	89.1%
France	2.8%
United Kingdom	2.2%
Netherlands Antilles	1.2%
Bermuda	1.1%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

10

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,230,521) (cost $8,558,880,864) — See accompanying schedule		$10,732,699,815
Cash		255,125
Foreign currency held at value (cost $73,765)		73,170
Receivable for fund shares sold		2,501,815
Dividends receivable		15,563,355
Interest receivable		375,284
Prepaid expenses		22,520
Other affiliated receivables		54,089
Other receivables		660,759
Total assets		10,752,205,932

Liabilities
Payable for fund shares redeemed	$13,721,792
Accrued management fee	4,264,717
Distribution fees payable	409,185
Other affiliated payables	944,444
Other payables and accrued expenses	2,837,228
Collateral on securities loaned, at value	17,839,400
Total liabilities		40,016,766

Net Assets		$10,712,189,166

Net Assets consist of:
Paid in capital		$8,185,290,460
Undistributed net investment income		86,401,638
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		266,680,689
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,173,816,379
Net Assets		$10,712,189,166

Initial Class:
Net Asset Value, offering price and redemption price per share ($8,095,070,356 ÷ 340,499,327 shares)		$23.77
Service Class:
Net Asset Value, offering price and redemption price per share ($1,090,065,401 ÷ 46,005,954 shares)		$23.69
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,519,378,951 ÷ 64,629,388 shares)		$23.51
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($7,674,458 ÷ 327,635 shares)		$23.42

Statement of Operations

Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$120,485,079
Interest		1,989,381
Security lending		901,512
Total income		123,375,972

Expenses
Management fee	$25,793,898
Transfer agent fees	3,607,005
Distribution fees	2,385,033
Accounting and security lending fees	711,998
Independent trustees’ compensation	24,934
Appreciation in deferred trustee compensation account	13,349
Custodian fees and expenses	152,830
Audit	64,113
Legal	8,914
Interest	31,337
Miscellaneous	219,053
Total expenses before reductions	33,012,464
Expense reductions	(622,618)	32,389,846

Net investment income (loss)		90,986,126

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	280,947,010
Foreign currency transactions	(36,921)

Total net realized gain (loss)		280,910,089
Change in net unrealized appreciation (depreciation) on:
Investment securities	(519,032,223)
Assets and liabilities in foreign currencies	(6,130)

Total change in net unrealized appreciation (depreciation)		(519,038,353)
Net gain (loss)		(238,128,264)

Net increase (decrease) in net assets resulting from operations		$(147,142,138)

See accompanying notes which are an integral part of the financial statements.

11

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements — continued

Statements of Change in Net Assets

	Six months ended	Year ended
	June 30, 2005	December 31,
	(Unaudited)	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$90,986,126	$177,276,620
Net realized gain (loss)	280,910,089	393,988,390
Change in net unrealized appreciation (depreciation)	(519,038,353)	595,176,710
Net increase (decrease) in net assets resulting from operations	(147,142,138)	1,166,441,720
Distributions to shareholders from net investment income	(175,959,121)	(160,632,605)
Distributions to shareholders from net realized gain	(394,382,958)	(38,902,738)
Total distributions	(570,342,079)	(199,535,343)
Share transactions — net increase (decrease)	142,448,203	(72,700,137)
Redemption fees	2,293	27
Total increase (decrease) in net assets	(575,033,721)	894,206,267

Net Assets
Beginning of period	11,287,222,887	10,393,016,620
End of period (including undistributed net investment income of $86,401,638 and undistributed net investment income of $170,688,068, respectively)	$10,712,189,166	$11,287,222,887

Other Information:

	Six months ended June 30, 2005
Share Transactions	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares
Sold	6,806,000	1,046,142	8,436,365	122,314
Reinvested	18,234,094	2,417,459	3,009,670	13,378
Redeemed	(27,082,768)	(3,770,885)	(3,462,009)	(32,609)
Net increase (decrease)	(2,042,674)	(307,284)	7,984,026	103,083

Dollars
Sold	$164,645,029	$25,084,066	$199,674,402	$2,902,874
Reinvested	439,988,689	58,164,075	71,870,923	318,391
Redeemed	(647,385,406)	(90,034,624)	(82,018,560)	(761,656)
Net increase (decrease)	$(42,751,688)	$(6,786,483)	$189,526,765	$2,459,609

	Year ended December 31, 2004
Share Transactions	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares
Sold	19,642,612	4,254,175	21,126,824	207,129
Reinvested	6,898,356	858,454	759,147	2,031
Redeemed	(46,454,587)	(5,170,065)	(5,169,545)	(67,130)
Net increase (decrease)	(19,913,619)	(57,436)	16,716,426	142,030

Dollars
Sold	$460,321,782	$99,280,265	$490,310,488	$4,777,338
Reinvested	161,766,458	20,079,238	17,642,584	47,063
Redeemed	(1,086,286,467)	(119,952,965)	(119,145,127)	(1,540,794)
Net increase (decrease)	$(464,198,227)	$(593,462)	$388,807,945	$3,283,607

	Six months ended June 30, 2005
Distributions	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$137,602,640	$17,563,270	$20,698,826	$94,385
From net realized gain	302,386,049	40,600,805	51,172,097	224,007
Total	$439,988,689	$58,164,075	$71,870,923	$318,392

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$130,573,823	$16,025,683	$13,995,319	$37,780
From net realized gain	31,192,635	4,053,555	3,647,265	9,283
Total	$161,766,458	$20,079,238	$17,642,584	$47,063

See accompanying notes which are an integral part of the financial statements.

12

Financial Highlights — Initial Class

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003		2002		2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$25.37		$23.18		$18.16		$22.75		$25.52	$25.71
Income from Investment Operations
Net investment income (loss)E	.20		.40		.36		.34		.34	.40
Net realized and unrealized gain (loss)	(.50)		2.24		5.01		(4.08)		(1.51)	1.46
Total from investment operations	(.30)		2.64		5.37		(3.74)		(1.17)	1.86
Distributions from net investment income	(.41)		(.36)		(.35)		(.36)		(.42)	(.44)
Distributions from net realized gain	(.89)		(.09)				(.49)		(1.18)	(1.61)
Total distributions	(1.30)		(.45)		(.35)		(.85)		(1.60)	(2.05)
Redemption fees added to paid in capital	—	E,G	—	E,G	—	E,G	—	E,G	—	—
Net asset value, end of period	$23.77		$25.37		$23.18		$18.16		$22.75	$25.52
Total Return B,C,D	(1.28)%		11.53%		30.33%		(16.95)%		(4.96)%	8.42%
Ratios to Average Net AssetsF
Expenses before expense reductions	.56	%A	.58%		.57%		.57%		.58%	.56%
Expenses net of voluntary waivers, if any	.56	%A	.58%		.57%		.57%		.58%	.56%
Expenses net of all reductions	.55	%A	.57%		.56%		.56%		.57%	.55%
Net investment income (loss)	1.71	%A	1.71%		1.83%		1.70%		1.47%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$8,095,070		$8,689,829		$8,402,963		$6,895,940		$9,256,205	$9,969,086
Portfolio turnover rate	22	%A	22%		26%		25%		24%	22%

A	Annualized
B	Total returns for periods of less than one year me not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would hove been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements, Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

Financial Highlights — Service Class

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003		2002		2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$25.28		$23.11		$18.10		$22.67		$25.45	$25.66
Income from Investment Operations
Net investment income (loss)E	.19		.38		.34		.32		.31	.37
Net realized and unrealized gain (loss)	(.50)		2.22		5.00		(4.06)		(1.51)	1.46
Total from investment operations	(.31)		2.60		5.34		(3.74)		(1.20)	1.83
Distributions from net investment income	(.39)		(.34)		(.33)		(.34)		(.40)	(.43)
Distributions from net realized gain	(.89)		(.09)		—		(.49)		(1.18)	(1.61)
Total distributions	(1.28)		(.43)		(.33)		(.83)		(1.58)	(2.04)
Redemption fees added to paid in capital	—	E,G	—	E,G	—	E,G	—	E,G	—	—
Net asset value, end of period	$23.69		$25.28		$23.11		$18.10		$22.67	$25.45
Total Return B,C,D	(1.32)%		11.38%		30.22%		(17.00)%		(5.09)%	8.30%
Ratios to Average Net Assets F
Expenses before expense reductions	.66	%A	.68%		.67%		.67%		.68%	.66%
Expenses net of voluntary waivers, if any	.66	%A	.68%		.67%		.67%		.68%	.66%
Expenses net of all reductions	.65	%A	.67%		.66%		.66%		.67%	.65%
Net investment income (loss)	1.61	%A	1.61%		1.73%		1.60%		1.37%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,090,065		$1,170,778		$1,071,483		$771,516		$836,017	$634,897
Portfolio turnover rate	22	%A	22%		26%		25%		24%	22%

A	Annualized
B	Total returns for periods of less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.
D	Total returns would hove been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur, Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

13

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003		2002		2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$25.09		$22.96		$18.00		$22.59		$25.41	$25.18
Income from Investment Operations
Net investment income (loss) E	.17		.34		.31		.28		.27	.32
Net realized and unrealized gain (loss)	(.50)		2.21		4.97		(4.04)		(1.50)	1.95
Total from investment operations	(.33)		2.55		5.28		(3.76)		(1.23)	2.27
Distributions from net investment income	(.36)		(.33)		(.32)		(.34)		(.41)	(.43)
Distributions from net realized gain	(.89)		(.09)		—		(.49)		(1.18)	(1.61)
Total distributions	(1.25)		(.42)		(.32)		(.83)		(1.59)	(2.04)
Redemption fees added to paid in capital	—	E,H	—	E,H	—	E,H	—	E,H	—	—
Net asset value, end of period	$23.51		$25.09		$22.96		$18.00		$22.59	$25.41
Total ReturnB,C,D	(1.39)%		11.23%		30.03%		(17.15)%		(5.23)%	10.19%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81	%A	.83%		.82%		.83%		.84%	.83	%A
Expenses net of voluntary waivers, if any	.81	%A	.83%		.82%		.83%		.84%	.83	%A
Expenses net of all reductions	.80	%A	.82%		.81%		.82%		.83%	.82	%A
Net investment income (loss)	1.46	%A	1.46%		1.58%		1.44%		1.21%	1.41	%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,519,379		$1,420,999		$916,679		$403,632		$226,078	$39,911
Portfolio turnover rate	22	%A	22%		26%		25%		24%	22%

A                                          Annualized

B                                           Total returns for periods of less than one year are not annualized.

C                                           Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D                                          Total returns would have been lower had certain expenses not been reduced during the periods shown.

E                                           Calculated based on average shares outstanding during the period.

F                                            For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G                                          Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H                                          Amount represents less than $.01 per share.

Financial Highlights — Service Class 2R

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004	2003	2002F
Selected Per-Share Data
Net asset value, beginning of period	$25.01		$22.91	$17.99	$21.82
Income from Investment Operations
Net investment income (loss)E	.17		.34	.31	.18
Net realized and unrealized gain (loss)	(.49)		2.20	4.96	(4.01)
Total from investment operations	(.32)		2.54	5.27	(3.83)
Distributions from net investment income	(.38)		(.35)	(.35)	—
Distributions from net realized gain	(.89)		(.09)	—	—
Total distributions	(1.27)		(.44)	(.35)	—
Redemption fees added to paid in capitalE,H	—		—	—	—
Net asset value, end of period	$23.42		$25.01	$22.91	$17.99
Total ReturnB,C,D	(1.38)%		11.22%	30.05%	(17.55)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.81	%A	.83%	.82%	.85	%A
Expenses net of voluntary waivers, if any	.81	%A	.83%	.82%	.85	%A
Expenses net of all reductions	.80	%A	.82%	.81%	.84	%A
Net investment income (loss)	1.46	%A	1.46%	1.57%	1.45	%A
Supplemental Data
Net assets, end of period (000 omitted)	$7,674		$5,617	$1,891	$471
Portfolio turnover rate	22	%A	22%	26%	25%

A                                          Annualized

B                                           Total returns for periods of less than one year are not annualized.

C                                           Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D                                          Total returns would have been lower had certain expenses not been reduced during the periods shown.

F                                            Calculated based on average shares outstanding during the period.

F                                            For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.

G                                          Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H                                          Amount represents less than $.01 per share.

See accompanying notes which are on integral part of the financial statements.

14

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio (the fund) is a fund of Variable Insurance Products (the trust) (referred to in this report as Fidelity Variable Insurance Products: Equity Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

15

Notes to Financial Statements (Unaudited) — continued

1. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$2,757,793,308
Unrealized depreciation	(598,576,194)
Net unrealized appreciation (depreciation)	$2,159,217,114
Cost for federal income tax purposes	$8,573,482,701

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or nongovernment securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,219,887,436 and $1,555,730,304, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s and Service Class 2R’s average net assets.

16

4. Fees and Other Transactions with Affiliates — continued

Distribution and Service Plan — continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$559,163
Service Class 2	1,817,941
Service Class 2R	7,929
$2,385,033

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$2,746,488
Service Class	367,310
Service Class 2	491,068
Service Class 2 R	2,139
$3,607,005

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $225,730 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55,134 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily	Weighted Average	(included in	Interest
Borrower or Lender	Loan Balance	Interest Rate	interest income)	Expense
Borrower	$9,855,683	2.79%	—	$31,337

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

17

Notes to Financial Statements (Unaudited) — continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $621,844 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $774.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund and one otherwise unaffiliated shareholder was the owner of record of 34% of the total outstanding shares of the fund.

18

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMB Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report
June 30, 2005

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	9	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	13	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisorfidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Fidelity Variable Insurance Products: Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$1,000.00	$979.50	$3.24
HypotheticalA	$1,000.00	$1,021.52	$3.31
Service Class
Actual	$1,000.00	$979.00	$3.73
HypotheticalA	$1,000.00	$1,021.03	$3.81
Service Class 2
Actual	$1,000.00	$978.00	$4.51
HypotheticalA	$1,000.00	$1,020.23	$4.61
Service Class 2R
Actual	$1,000.00	$978.30	$4.46
HypotheticalA	$1,000.00	$1,020.28	$4.56

A                5% return per year before expenses

*                 Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.66%
Service Class	.76%
Service Class 2.92%
Service Class 2R	.91%

3

Fidelity Variable Insurance Products: Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005

	% of fund’s net assets	% of fund’s net assets 6 months ago
Microsoft Corp.	3.7	2.6
Johnson & Johnson	3.5	2.8
Intel Corp.	3.1	2.6
Wal-Mart Stores, Inc.	2.8	2.5
American International Group, Inc.	2.2	1.7
General Electric Co.	2.1	1.9
Dell, Inc.	2.1	2.2
PepsiCo, Inc.	1.9	1.6
Pfizer, Inc.	1.6	2.1
Cisco Systems, Inc.	1.6	2.1
	24.6

Top Five Market Sectors as of June 30, 2005

	% of fund’s net assets	% of fund’s net assets 6 months ago
Information Technology	28.3	34.5
Health Care	18.2	19.4
Consumer Staples	13.8	7.0
Industrials	11.9	11.3
Consumer Discretionary	11.4	12.2

Asset Allocation (% of fund’s net assets)

As of June 30, 2005*	As of December 31, 2004 **

4

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stock — 99.5%

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — 11.4%
Diversified Consumer Services — 0.6%
Weight Watchers International, Inc. (a)	1,096,700	$56,600,687

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp. unit	495,500	27,029,525
Royal Caribbean Cruises LTD.	519,900	25,142,364
		52,171,889

Household Durables — 0.2%
Tempur-Pedic International, Inc. (a)	694,300	15,399,574

Internet & Catalog Retail — 1.0%
eBay, Inc. (a)	2,530,300	83,525,203
Priceline.com, Inc. (a)(d)	183,200	4,274,056
		87,799,259

Media — 3.1%
E.W. Scripps Co. Class A	839,400	40,962,720
Gestevision Telecinco SA	202,911	4,753,901
Lamar Advertising Co. Class A (a)	948,560	40,569,911
Omnicom Group, Inc.	780,900	62,362,674
Pixar (a)	187,664	9,392,583
SBS Broadcasting SA (a)	652,278	30,741,862
Warner Music Group corp.	532,000	8,618,400
WPP Group PLC sponsored ADR	479,900	24,498,895
XM Satellite Radio Holdings, Inc. Class A (a)	1,387,984	46,719,541
		268,620,487

Multiline Retail — 2.7%
Dollar General corp.	1,371,600	27,925,776
Dollar Tree Stores, Inc. (a)	1,408,700	33,808,800
Fred’s, Inc. Class A	1,898,344	31,474,544
Kohl’s Corp. (a)	1,018,600	56,949,926
Nordstrom, Inc.	677,800	46,070,066
Target corp.	824,200	44,844,722
		241,073,834

Specialty Retail — 2.8%
Bed Bath & Beyond, Inc. (a)	751,500	31,397,670
Best Buy co, Inc.	1,139,550	78,116,153
Foot Locker, Inc.	1,106,480	30,118,386
GameStop corp, Class A (a)(d)	228,693	7,480,548
Guitar Center, Inc. (a)	541,444	31,604,086
RadioShack corp.	938,400	21,742,728
Staples, Inc.	2,269,350	48,382,542
		248,842,113

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc. (a)	543,400	31,723,692
TOTAL CONSUMER DISCRETIONARY		1,002,231,535

CONSUMER STAPLES — 13.8%
Beverages — 2.2%
Brown-Forman Corp. Class B (non-vtg.)	351,000	21,221,460
PepsiCo, Inc.	3,127,500	168,666,075
		189,887,535

Food & Staples Retailing — 4.9%
7-Eleven, Inc. (a)	630,200	19,057,248
CVS corp.	1,338,400	38,907,288
Longs Drug Stores corp.	310,400	13,362,720
Wal-Mart Stores, Inc.	5,069,600	244,354,720
Walgreen co.	2,462,200	113,236,578
		428,918,554

Food Products — 4.0%
Archer-Daniels-Midland co.	492,100	10,521,098
Bunge LTD.	656,100	41,596,740
Campbell Soup co.	1,182,800	36,394,756
Corn Products International, Inc.	1,327,300	31,536,648
General Mills, Inc.	904,500	42,321,555
Groupe Danone	102,400	9,008,937
Groupe Danone sponsored ADR	1,442,900	25,250,750
Hershey co.	695,500	43,190,550
Kellogg co.	1,052,000	46,750,880
Ralcorp Holdings, Inc.	186,500	7,674,475
The J.M. Smucker co.	398,900	18,724,366
Wm. Wrigley Jr. co.	521,100	35,872,524
		348,843,279

Household Products — 1.5%
Church & Dwight Co., Inc.	921,400	33,354,680
Clorox co.	704,000	39,226,880
Colgate-Palmolive co.	1,193,600	59,572,576
		132,154,136

Personal Products — 0.7%
Avon Products, Inc.	1,766,510	66,862,404

Tobacco — 0.5%
Altria Group, Inc.	668,300	43,212,278
TOTAL CONSUMER STAPLES		1,209,878,186

ENERGY — 6.2%
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	1,246,570	63,774,521
Halliburton co.	1,246,000	59,583,720
National Oilwell Varco, Inc. (a)	840,200	39,943,108
Noble corp.	188,000	11,563,880
Schlumberger LTD.. (NY Shares)	951,400	72,249,316
Smith International, Inc.	452,400	28,817,880
Transocean, Inc. (a)	305,700	16,498,629
Weatherford International LTD. (a)	595,240	34,512,015
		326,943,069

See accompanying notes which are an integral part of the financial statements.

5

Fidelity Variable Insurance Products: Growth Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
ENERGY — Continued
Oil, Gas & Consumable Fuels — 2.5%
Arch Coal, Inc.	448,200	$24,413,454
Ashland, Inc.	128,600	9,242,482
BG Group PLC sponsored ADR (d)	1,125,100	46,804,160
CONSOL Energy, Inc.	440,800	23,618,064
Peabody Energy Corp.	456,200	23,740,648
Premcor, Inc.	588,500	43,654,930
Tesoro Petroleum Corp.	487,200	22,664,544
Valero Energy Corp.	329,100	26,035,101
		220,173,383

TOTAL ENERGY		547,116,452

FINANCIALS — 7.6%
Capital Markets — 2.0%
E*TRADE Financial Corp. (a)	2,495,400	34,910,646
Goldman Sachs Group, Inc.	190,400	19,424,608
Greenhill & Co. Inc.	150,000	6,076,500
Lazard Ltd. Class A	108,700	2,527,275
Merrill Lynch & Co. Inc.	813,900	44,772,639
Morgan Stanley	822,700	43,167,069
UBS AG (NY Shares)	340,000	26,469,000
		177,347,737

Commercial Banks — 0.1%
Standard Chartered PLC (United Kingdom)	486,400	8,889,125
Consumer Finance — 1.3%
American Express Co.	2,204,400	117,340,212
Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	1,259,266	44,477,275
Insurance — 3.5%
AFLAC, Inc.	1,734,120	75,052,714
American International Group, Inc..	3,330,266	193,488,455
Prudential Financial, Inc.	561,000	36,835,260
		305,376,429

Thrifts & Mortgage Finance — 0.2%
Fannie Mae	298,200	17,414,880

TOTAL FINANCIALS		670,845,658

HEALTH CARE — 18.2%
Biotechnology — 2.6%
Amgen, Inc. (a)	1,009,310	61,022,883
Genentech, Inc. (a)	911,200	73,151,136
Genzyme Corp. (a)	803,600	48,288,324
ImClone Systems, Inc. (a)	844,200	26,144,874
QLT, Inc. (a)	764,300	7,903,755
Tanox, Inc. (a)	1,042,600	12,219,272
Telik, Inc. (a)	73,600	1,196,736
		229,926,980

Health Care Equipment & Supplies — 3.8%
Alcon, Inc.	476,500	52,105,275
Baxter International, Inc.	2,133,000	79,134,300
Beckman Coulter, Inc.	447,400	28,441,218
Becton, Dickinson & Co.	840,100	44,080,047
C.R. Bard, Inc.	625,700	41,615,307
Dade Behring Holdings, Inc.	252,200	16,395,522
Medtronic, Inc.	955,230	49,471,362
Waters Corp. (a)	679,400	25,253,298
		336,496,329

Health Care Providers & Services — 1.9%
Community Health Systems, Inc. (a)	986,800	37,291,172
HCA, Inc.	367,100	20,803,557
Health Management Associates, Inc. Class A	1,314,900	34,424,082
Triad Hospitals, Inc. (a)	675,900	36,931,176
UnitedHealth Group, Inc.	707,400	36,883,836
		166,333,823

Pharmaceuticals — 9.9%
Abbott Laboratories	2,812,100	137,821,021
Barr Pharmaceuticals, Inc. (a)	994,672	48,480,313
Eli Lilly & Co.	784,700	43,715,637
Johnson & Johnson	4,708,820	306,073,300
MGI Pharma, Inc. (a)	929,400	20,223,744
Pfizer, Inc.	5,084,395	140,227,614
Roche Holding AG (participation certificate)	224,239	28,378,704
Schering-Plough Corp.	5,043,400	96,127,204
Wyeth	978,500	43,543,250
		864,590,787

TOTAL HEALTH CARE		1,597,347,919

INDUSTRIALS — 11.9%
Aerospace & Defense — 3.0%
EADS NV	954,400	30,433,385
General Dynamics Corp.	307,400	33,672,596
Goodrich Corp.	534,480	21,892,301
Lockheed Martin Corp.	733,220	47,563,981
Precision Castparts Corp.	432,674	33,705,305
Rolls-Royce Group PLC	1,966,800	10,122,447
The Boeing Co.	1,233,700	81,424,200
		258,814,215

Air Freight & Logistics — 1.2%
FedEx Corp.	577,500	46,783,275
United Parcel Service, Inc. Class B	363,700	25,153,492
UTI Worldwide, Inc.	393,711	27,410,160
		99,346,927

Commercial Services & Supplies — 2.3%
Cintas Corp.	1,072,860	41,412,396
Corporate Executive Board Co.	365,700	28,645,281
Equifax, Inc.	866,600	30,946,286

See accompanying notes which are an integral part of the financial statements.

6

Common Stocks — continued

	Shares	Value (Note 1)
INDUSTRIALS — continued
Commercial Services & Supplies — continued
Herman Miller, Inc.	869,900	$26,827,716
Monster Worldwide, Inc. (a)	1,177,280	33,764,390
Robert Half International, Inc.	1,470,300	36,713,391
		198,309,460

Construction & Engineering — 0.1%
Washington Group International, Inc. (a)	209,200	10,694,304

Electrical Equipment — 0.2%
American Power Conversion Corp.	738,153	17,413,029

Industrial Conglomerates — 2.6%
General Electric Co.	5,414,140	187,599,951
Siemens AG sponsored ADR	576,300	41,868,195
		229,468,146

Machinery — 1.0%
Caterpillar, Inc.	413,700	39,429,747
Deere & Co.	406,500	26,621,685
Joy Global, Inc.	712,026	23,916,953
		89,968,385

Marine — 0.1%
Alexander & Baldwin, Inc.	232,781	10,789,399

Road & Rail — 1.2%
Burlington Northern Santa Fe Corp.	707,700	33,318,516
CSX Corp.	250,800	10,699,128
Norfolk Southern Corp.	914,700	28,319,112
Union Pacific Corp.	533,700	34,583,760
		106,920,516

Trading Companies & Distributors — 0.2%
UAP Holding Corp.	1,193,563	19,813,146

TOTAL INDUSTRIALS		1,041,537,527

INFORMATION TECHNOLOGY — 28.3%
Communications Equipment — 5.1%
Alvarion Ltd. (a)	863,500	10,033,870
Andrew Corp. (a)	2,141,900	27,330,644
Avaya, Inc. (a)	3,175,098	26,416,815
Cisco Systems, Inc. (a)	7,312,120	139,734,613
Harris Corp.	1,025,900	32,018,339
Powerwave Technologies, Inc. (a)	2,555,753	26,119,796
QUALCOMM, Inc.	4,029,100	133,000,591
Research In Motion Ltd. (a)	461,390	33,956,527
Tekelec (a)	1,110,743	18,660,482
		447,271,677

Computers & Peripherals — 4.6%
Apple Computer, Inc. (a)	1,765,934	65,004,031
Dell, Inc. (a)	4,692,160	185,387,242
EMC Corp. (a)	5,114,900	70,125,279
Network Appliance, Inc. (a)	1,311,292	37,070,225
QLogic Corp. (a)	774,100	23,896,467
UNOVA, Inc. (a)	680,300	18,116,389
		399,599,633

Electronic Equipment & Instruments — 1.4%
Amphenol Corp. Class A	688,582	27,660,339
Arrow Electronics, Inc. (a)	892,300	24,234,868
Hon Hai Precision Industries Co. Ltd.	6,438,842	33,439,290
Molex, Inc.	1,036,200	26,982,648
Symbol Technologies, Inc.	1,158,300	11,432,421
		123,749,566

Internet Software & Services — 1.9%
Digital River, Inc. (a)	879,850	27,935,238
Google, Inc. Class A (sub. vtg.)	248,100	72,978,615
Yahoo!, Inc. (a)	1,924,432	66,681,569
		167,595,422

IT Services — 0.3%
BearingPoint, Inc. (a)	4,172,521	30,584,579

Semiconductors & Semiconductor Equipment — 9.3%
Agere Systems, Inc. (a)	1,534,165	18,409,980
Altera Corp. (a)	2,166,139	42,932,875
Analog Devices, Inc.	1,334,400	49,786,464
Applied Materials, Inc.	4,061,047	65,707,740
Applied Micro Circuits Corp. (a)	2,864,400	7,332,864
ASML Holding NV (NY Shares) (a)	1,196,576	18,738,380
Atmel Corp. (a)	3,708,000	8,787,960
Fairchild Semiconductor International, Inc. (a)	1,538,200	22,688,450
Freescale Semiconductor, Inc.:
Class A	1,661,300	34,903,913
Class B	649,919	13,765,284
Integrated Circuit Systems, Inc. (a)	222,109	4,584,330
Intel Corp.	10,564,300	275,305,658
Intersil Corp. Class A	1,791,736	33,630,885
Linear Technology Corp.	239,200	8,776,248
Maxim Integrated Products, Inc.	234,600	8,964,066
Novellus Systems, Inc. (a)	804,600	19,881,666
ON Semiconductor Corp. (a)	2,154,500	9,910,700
PMC-Sierra, Inc. (a)	3,41 6,682	31,877,643
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,896,091	35,532,350
Teradyne, Inc. (a)	1,356,784	16,240,704
United Microelectronics Corp. sponsored ADR (d)	9,197,720	37,802,629
Vitesse Semiconductor Corp. (a)	3,067,300	6,410,657
Xilinx, Inc.	1,765,332	45,015,966
		816,987,412

Software — 5.7%
Citrix Systems, Inc. (a)	1,410,044	30,541,553
Cognos, Inc. (a)	232,600	7,943,180
Kronos, Inc. (a)	593,316	23,964,033
Microsoft Corp.	13,085,870	325,053,010
NAVTEQ Corp.	683,400	25,408,812
Red Hat, Inc. (a)	719,500	9,425,450

See accompanying notes which are an integral part of the financial statements.

7

Fidelity Variable Insurance Products: Growth Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY — continued
Software — continued
SAP AG sponsored ADR	726,700	$31,466,110
Take-Two Interactive Software, Inc. (a)	1,650,950	42,016,678
		495,818,826

TOTAL INFORMATION TECHNOLOGY		2,481,607,115

MATERIALS — 1.0%
Chemicals — 1.0%
Monsanto Co.	980,800	61,662,896
Syngenta AG sponsored ADR	1,336,500	27,251,235
		88,914,131

TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
Nextel Communications, Inc. Class A (a)	2,660,800	85,970,448

UTILITIES — 0.1%
Gas Utilities — 0.1%
Southern Union Co.	387,600	9,515,580

TOTAL COMMON STOCKS (Cost $7,322,151,698)		8,734,964,551

Preferred Stocks — 0.0%

Convertible Preferred Stocks — 0.0%

INFORMATION TECHNOLOGY — 0.0%
Communications Equipment — 0.0%
Chorum Technologies, Inc.
Series E (a)(e)	88,646	1

Nonconvertible Preferred Stocks — 0.0%

HEALTH CARE — 0.0%
Biotechnology — 0.0%
GeneProt, Inc. Series A (a)(e)	826,000	710,360

TOTAL PREFERRED STOCKS (Cost $5,872,855)		710,361
Fidelity Cash Central Fund, 3.21% (b)	35,338,408	35,338,408
Fidelity Securities Lending Cash Central Fund 3.23% (b)(c)	7,400,480	7,400,480

TOTAL MONEY MARKET FUNDS (Cost $42,738,888)		42,738,888

TOTAL INVESTMENT PORTFOLIO — 100.0% (Cost $7,370,763,441)		8,778,413,800

NET OTHER ASSETS — 0.0%		(3,019,301)

NET ASSETS — 100%		$8,775,394,499

Legend

(a)          Non-income producing

(b)         Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)          Includes investment made with cash collateral received from securities on loan.

(d)         Security or a portion of the security is on loan at period end.

(e)          Restricted securities — Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $710,361 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$1,528,257
Geneprot, Inc. Series A	7/7/00	$4,543,000

Income Tax Information

At December 31, 2004, the fund had a capital loss carryforward of approximately $3,653,617,452 of which $1,411,197,000, $2,197,712,598 and $44,707,854 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

8

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,256,398) (cost $7,370,763,441) — See accompanying schedule		$8,778,413,800
Foreign currency held at value (cost $9,665,941)		9,560,324
Receivable for investments sold		16,115,550
Receivable for fund shares sold		1,046,292
Dividends receivable		4,760,257
Interest receivable		101,968
Prepaid expenses		21,061
Other affiliated receivables		56,007
Other receivables		1,886,237
Total assets		8,811,961,496

Liabilities
Payable for investments purchased	$14,107,022
Payable for fund shares redeemed	8,152,577
Accrued management fee	4,262,376
Distribution fees payable	261,678
Other affiliated payables	813,433
Other payables and accrued expenses	1,569,431
Collateral on securities loaned, at value	7,400,480
Total liabilities		36,566,997

Net Assets		$8,775,394,499
Net Assets consist of:
Paid in capital		$10,552,378,204
Undistributed net investment income		12,476,688
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,197,003,772)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,407,543,379

Net Assets		$8,775,394,499
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,871,849,618 ÷ 220,253,058 shares)		$31.20
Service Class:
Net Asset Value, offering price and redemption price per share ($1,108,869,936 ÷ 35,668,377 shares)		$31.09
Service Class 2:
Net Asset Value, offering price and redemption price per share ($791,132,636 ÷ 25,634,103 shares)		$30.86
Service Class 2R:
Net Asset Value, offering price and redemption price per share ($3,542,309 ÷ 115,164 shares)		$30.76

Statement of Operations

Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$43,199,037
Interest		400,211
Security lending		241,841
Total income		43,841,089

Expenses
Management fee	$26,184,315
Transfer agent fees	3,014,195
Distribution fees	1,589,638
Accounting and security lending fees	668,905
Independent trustees’ compensation	21,398
Appreciation in deferred trustee compensation account	8,899
Custodian fees and expenses	117,367
Audit	55,230
Legal	12,132
Interest	24,699
Miscellaneous	231,407
Total expenses before reductions	31,928,185
Expense reductions	(1,999,638)	29,928,547

Net investment income (loss)		13,912,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	482,662,500
Foreign currency transactions	1,333,933
Total net realized gain (loss)		483,996,433
Change in net unrealized appreciation (depreciation) on:
Investment securities	(717,987,603)
Assets and liabilities in foreign currencies	(603,883)
Total change in net unrealized appreciation (depreciation)		(718,591,486)
Net gain (loss)		(234,595,053)
Net increase (decrease) in net assets resulting from operations		$(220,682,511)

See accompanying notes which are an Integral part of the financial statements.

9

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements — continued

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2005	December 31,
	(Unaudited)	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,912,542	$45,137,740
Net realized gain (loss)	483,996,433	704,392,254
Change in net unrealized appreciation (depreciation)	(718,591,486)	(448,655,386)
Net increase (decrease) in net assets resulting from operations	(220,682,511)	300,874,608
Distributions to shareholders from net investment income	(43,821,998)	(25,185,765)
Share transactions — net increase (decrease)	(897,043,493)	(945,720,754)
Redemption fees	3	13
Total increase (decrease) in net assets	(1,161,547,999)	(670,031,898)

Net Assets
Beginning of period	9,936,942,498	10,606,974,396
End of period (including undistributed net investment income of $12,476,688 and undistributed net investment income of $42,500,013, respectively)	$8,775,394,499	$9,936,942,498

Other Information:

Share Transactions

	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares
Sold	2,628,128	1,098,635	2,639,826	39,617
Reinvested	1,168,668	155,666	69,981	259
Redeemed	(27,098,198)	(7,188,194)	(2,713,945)	(9,251)
Net increase (decrease)	(23,301,402)	(5,933,893)	(4,138)	30,625

Dollars
Sold	$81,212,333	$34,043,200	$80,747,245	$1,210,646
Reinvested	36,754,599	4,880,141	2,179,216	8,042
Redeemed	(836,612,602)	(218,446,615)	(82,737,518)	(282,180)
Net increase (decrease)	$(718,645,670)	$(179,523,274)	$188,943	$936,508

Share Transactions

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
Shares
Sold	10,173,829	3,809,653	9,957,726	63,032
Reinvested	677,303	70,256	26,349	100
Redeemed	(44,148,491)	(7,601,708)	(4,196,333)	(23,264)
Net increase (decrease)	(33,297,359)	(3,721,799)	5,787,742	39,868

Dollars
Sold	$317,143,990	$118,147,419	$305,162,849	$1,941,136
Reinvested	22,052,984	2,279,802	849,771	3,208
Redeemed	(1,353,451,648)	(232,412,004)	(126,744,925)	(693,336)
Net increase (decrease)	$(1,014,254,674)	$(111,984,783)	$179,267,695	$1,251,008

Distributions

	Six months ended June 30, 2005
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$36,754,599	$4,880,141	$2,179,216	$8,042

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2	Service Class 2R
From net investment income	$22,052,984	$2,279,802	$849,771	$3,208

See accompanying notes which are an integral part of the financial statements.

10

Financial Highlights — Initial Class

	Six Months Ended June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003		2002		2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$32.01		$31.04		$23.44		$33.61		$43.66	$54.93
Income from Investment Operations
Net investment income (loss)E	.05		.15	F,l	.07		.07		.07	.03
Net realized and unrealized gain (loss)	(.70)		.90		7.60		(10.17)		(7.27)	(5.27)
Total from investment operations	(.65)		1.05		7.67		(10.10)		(7.20)	(5.24)
Distributions from net investment income	(.16)		(.08)		(.07)		(.07)		(.03)	(.06)
Distributions from net realized gain	—		—		—		—		(2.82)	(5.97)
Total distributions	(.16)		(.08)		(.07)		(.07)		(2.85)	(6.03)
Redemption fees added to paid in capital	—	E,H	—	E,H	—	E,H	—	E,H	—	—
Net asset value, end of period	$31.20		$32.01		$31.04		$23.44		$33.61	$43.66
Total Return B,C,D	(2.05)%		3.38%		32.85%		(30.10)%		(17.67)%	(10.96)%
Ratios to Average Net Assets G
Expenses before expense reductions	.66	%A	.68%		.67%		.67%		.68%	.65%
Expenses net of voluntary waivers, if any	.66	%A	.68%		.67%		.67%		.68%	.65%
Expenses net of all reductions	.62	%A	.65%		.64%		.61%		.65%	.64%
Net investment income (loss)	.34	%A	.47%		.28%		.25%		.19%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$6,871,850		$7,796,888		$8,594,509		$7,016,147		$11,458,659	$15,517,271
Portfolio turnover rate	88A	%	72%		61%		90%		105%	103%

A	Annualized
B	Total returns for periods less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these changes would reduce the total returns shown.
D	Total returns would have been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F	Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .22%.
G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H	Amount represents less than $.01 per share.
I

As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

Financial Highlights — Service Class

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003		2002		2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$31.88		$30.92		$23.34		$33.48		$43.51	$54.80
Income from Investment Operations
Net investment income (loss)E	.04		.11	F,I	.05		.04		.03	(.02)
Net realized and unrealized gain (loss)	(.71)		.90		7.58		(10.14)		(7.24)	(5.25)
Total from investment operations	(.67)		1.01		7.63		(10.10)		(7.21)	(5.27)
Distributions from net investment income	(.12)		(.05)		(.05)		(.04)		—	(.05)
Distributions from net realized gain	—		—		—		—		(2.82)	(5.97)
Total distributions	(.12)		(.05)		(.05)		(.04)		(2.82)	(6.02)
Redemption fees added to paid in capital	—	E,H	—	E,H	—	E,H	—	E,H	—	—
Net asset value, end of period	$31.09		$31.88		$30.92		$23.34		$33.48	$43.51
Total ReturnB,C,D	(2.10)%		3.26%		32.78%		(30.20)%		(17.74)%	(11.05)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.76	%A	.78%		.77%		.77%		.78%	.76%
Expenses net of voluntary waivers, if any	.76	%A	.78%		.77%		.77%		.78%	.76%
Expenses net of all reductions	.72	%A	.75%		.74%		.71%		.75%	.74%
	.24	%A	.37%		.18%		.15%		.09%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,108,870		$1,326,262		$1,401,298		$1,058,738		$1,655,758	$1,847,051
Portfolio turnover rate	88	%A	72%		61%		90%		105%	103%

A	Annualized
B	Total returns for periods less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these changes would reduce the total returns shown.
D	Total returns would have been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F	Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .12%.
G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H	Amount represents less than $.01 per share.
I

As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

11

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003		2002		2001	2000G
Selected Per-Share Data
Net asset value, beginning of period	$31.64		$30.72		$23.21		$33.34		$43.43	$53.40
Income from Investment Operations
Net investment income(loss)E	.01		.07	F,J	.01		—		(.02)	(.09)
Net realized and unrealized gain (loss)	(.70)		.89		7.53		(10.09)		(7.22)	(3.86)
Total from investment operations	(.69)		.96		7.54		(10.09)		(7.24)	(3.95)
Distributions from net investment income	(.09)		(.04)		(.03)		(.04)		(.03)	(.05)
Distributions from net realized gain	—		—		—		—		(2.82)	(5.97)
Total distributions	(.09)		(.04)		(.03)		(.04)		(2.85)	(6.02)
Redemption fees added to paid in capital	—	E,I	—	E,I	—	E,I	—	E,I	—	—
Net asset value, end of period	$30.86		$31.64		$30.72		$23.21		$33.34	$43.43
Total ReturnB,C,D	(2.20)%		3.12%		32.54%		(30.30)%		(17.87)%	(8.88)%
Ratios to Average Net AssetsH
Expenses before expense reductions	.92%		.93	%A	.92%		.93%		.93%	.91	%A
Expenses net of voluntary waivers, if any	.92	%A	.93%		.92%		.93%		.93%	.91	%A
Expenses net of all reductions	87	%A	.90%		.89%		.87%		.90%	.90	%A
Net investment income (loss)	.09	%A	.22	%J	.02%		(.01)%		(.06)%	(.19	)%A
Supplemental Data
Net assets end of period (000 omitted)	$791,133		$811,126		$609,798		$238,543		$191,475	$57,095
Portfolio turnover rate	88	%A	72%		61%		90%		105%	103%

A	Annualized
B	Total returns for periods less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these changes would reduce the total returns shown.
D	Total returns would have been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F

Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.03)%.

G	For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.
H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expenses offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I	Amount represents less than $.01 per share.
J

As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

Financial Highlights — Service Class 2

	Six months ended
	June 30, 2005		Years ended December 31,
	(Unaudited)		2004		2003	2002G
Selected Per-Share Data
Net asset value beginning of period	$31 54		$30 65		$23 20	$31 05
Income from Investment Operations
Net investment income (loss)E	.01		.07	F,J	.01	(.01)
Net realized and unrealized gain (loss)	(.69)		.88		7 51	(7.84)
Total from investment operations	(.68)		.95		7.52	(7.85)
Distributions from net investment income	(.10)		(.06)		(.07)	—
Redemption fees added to paid in capitalE,I	—		—		—	—
Net asset value, end of period	$30.76		$31.54		$30.65	$23.20
Total ReturnB,C,D	(2.17)%		3.10%		32.54%	(25.28)%
Ratios to Average Net AssetsH
Expenses before expense reductions	91	%A	.93%		.92%	.96	%A
Expenses net of voluntary waivers, if any	91	%A	.93%		.92%	.96	%A
Expenses net of all reductions	87	%A	.90%		.90%	.90	%A
Net investment income (loss)	.09%		.22	%J	.02%	(.03	)%A
Supplemental Data
Net assets, end of period (000 omitted)	$3542		$2,667		$1,369	$210
Portfolio turnover rate	88	%A	72%		61%	90%

A	Annualized
B	Total returns for periods less than one year are not annualized.
C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these changes would reduce the total returns shown.
D	Total returns would have been lower had certain expenses not been reduced during the periods shown.
E	Calculated based on average shares outstanding during the period.
F

Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.03)%.

G	For the period April 24, 2002 (commencement of sale of shares) to December 31, 2002.
H

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expenses offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I	Amount represents less than $.01 per share.
J

As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004 have been reduced by $.01 per share and .02%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

12

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Growth Portfolio (the fund) is a fund of Variable Insurance Products Fund, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. Theses shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

13

Notes to Financial Statements (Unaudited) — continued

1. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders — continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,716,443,582
Unrealized depreciation	(328,225,990)
Net unrealized appreciation (depreciation)	$1,388,217,592
Cost for federal income tax purposes	$7,390,196,208

Trading (Redemption) Fees. Service Class 2 R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or nongovernment securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,991,845,820 and $4,889,469,577, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service average net assets and .25% of Service Class 2’s average net assets.

14

4. Fees and Other Transactions with Affiliates — continued

Distribution and Service Plan — continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$600,192
Service Class 2	985,765
Service Class 2 R	3,681
$1,589,638

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$2,349,623
Service Class	396,969
Service Class 2	266,615
Service Class 2 R	988
$3,014,195

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $373,445 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $203,849 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
	Average Daily	Weighted Average	(included in	Interest
Borrower or Lender	Loan Balance	Interest Rate	interest income)	Expense
Borrower	$11,520,643	2.76%	—	$24,699

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

15

Notes to Financial Statements (Unaudited) — continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,999,638 for the period.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 11% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 42% of the total outstanding shares of the fund.

16

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

Semiannual Report
June 30, 2005

Contents

Shareholder Expense Example	3	An example of shareholder expenses.

Investment Changes	4	A summary of major shifts in the fund’s investments over the past six months.

Investments	5	A complete list of the fund’s investments with their market values.

Financial Statements	18	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	22	Notes to the financial statements.

To view a fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www. advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

2

Fidelity Variable Insurance Products: Mid Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2005
	January 1, 2005	June 30, 2005	to June 30, 2005
Initial Class
Actual	$1,000.00	$1,030.40	$3.47
HypotheticalA	$1,000.00	$1,021.37	$3.46
Service Class
Actual	$1,000.00	$1,029.80	$3.98
HypotheticalA	$1,000.00	$1,020.88	$3.96
Service Class 2
Actual	$1,000.00	$1,029.00	$4.73
HypotheticalA	$1,000.00	$1,020.13	$4.71

A	5% return per year before expenses
*

Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized
Expense Ratio
Initial Class	.69%
Service Class	.79%
Service Class 2.94%

3

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Invitrogen Corp.	3.0	2.4
Assurant, Inc.	1.7	0.9
NVIDIA Corp.	1.7	0.5
Newmont Mining Corp.	1.6	2.5
QIAGEN NV	1.3	1.3
Nil Holdings, Inc.	1.3	0.4
CONSOL Energy, Inc.	1.1	0.8
Valero Energy Corp.	1.1	0.8
Caremark Rx, Inc.	1.1	1.1
Freeport-McMoRan Copper & Gold, Inc. Class B	1.1	1.2
	15.0

Top Five Market Sectors as of June 30, 2005

	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	17.3	15.9
Energy	15.5	13.5
Information Technology	14.0	9.1
Consumer Discretionary	13.2	11.0
Industrials	10.6	11.2

Asset Allocation (% of funds’s net assets)

AS of June 30, 2005*	As of December 31, 2004**

4

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 95.9%

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY— 13.1%
Auto Components — 1 .7%
Amerigon, Inc. (a)	100	$350
Bharat Forge Ltd.	41	1,368
BorgWarner, Inc.	177,300	9,515,691
China Yuchai International Ltd.	100	1,214
Continental AG	100	7,211
ElringKlinger AG	100	7,260
Gentex Corp.	672,400	12,237,680
IMPCO ‘Technologies, Inc. (a)(e)	1,806,793	8,690,674
Jinheng Automotive Safety Technology Holdings Ltd.	2,000	275
Johnson Controls, Inc.	200	11,266
LKQ Corp. (a)(e)	1,088,816	29,561,354
New Focus Auto Tech Holdings Ltd.	4,556,000	592,145
Nokian Tyres Ltd.	967,000	17,623,439
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	346	1,729
Xinyi Glass Holdings Co. Ltd.	2,000	560
		78,252,216
Automobiles — 0.4%
Bajaj Auto Ltd.	330,926	10,531,782
Denway Motors Ltd.	4,000	1,428
Geely Automobile Holdings Ltd.	51,785,200	3,331,952
Hero Honda Motors Ltd.	94	1,259
Hyundai Motor Co.	11,500	639,198
Hyundai Motor Co. GDR (f)	100	2,830
Mahindra & Mahindra Ltd.	84,748	1,087,250
Maruti Udyog Ltd.	299,168	3,197,433
Renault SA	100	8,822
Thor Industries, Inc.	200	6,286
		18,808,240
Distributors — 0.1%
Educational Development Corp.	100	1,050
Eicher Motors Ltd.	342,065	2,391,504
Li & Fung Ltd.	2,000	4,156
		2,396,710
Diversified Consumer Services — 0.8%
Alderwoods Group, Inc. (a)	100	1,437
Apollo Group, Inc. Class A (a)	311	24,326
Benesse Corp.	100	3,210
Bright Horizons Family Solutions, Inc. (a)	797,719	32,483,118
Career Education Corp. (a)	100	3,661
Concorde Career Colleges, Inc. (a)	100	1,365
Education Management Corp. (a)	100	3,373
ITT Educational Services, Inc. (a)	100	5,342
Matthews International Corp. Class A	100	3,896
Princeton Review, Inc. (a)	394,978	2,302,722
Service Corp. International (SCI)	100	802
		34,833,252
Hotels, Restaurants & Leisure - 2.1%
Accor SA	100	4,692
AFC Enterprises, Inc.	100	1,318
Applebee’s International Inc.	150	3,974
BJ’s Restaurants, Inc. (a)	100	2,034
Buffalo Wild Wings, Inc. (a)	206,800	6,452,160
Fox & Hound Restaurant Group (a)	100	1,195
Indian Hotels Co. Ltd.	100	1,443
Jack in the Box Inc. (a)	100	3,792
Jurys Doyle Hotel Group PLC (Ireland)	100	1,878
Krispy Kreme Doughnuts, Inc. (a)	100	696
Kuoni Reisen Holding AG Class B (Reg.) (a)	100	40,612
Minor International PCL (For Reg.)	100	9
Outback Steakhouse, Inc.	499,000	22,574,760
P.F. Chang’s China Bistro, Inc. (a)	100	5,898
Red Robin Gourmet Burgers, Inc. (a)	100,200	6,210,396
Royal Caribbean Cruises Ltd.	402,300	19,455,228
Sonic Corp. (a)	1,349,325	41,194,892
St. Marc Co. Ltd.	100	4,220
TAJ GVK Hotels & Resorts Ltd.	96,113	958,256
Urbium PLC	3,250	47,458
		96,964,911
Household Durables — 0.5%
Alba PLC	26	174
Chitaly Holdings Ltd.	808,000	722,635
Fedders Corp.	100	220
Garmin Ltd.	51	2,180
George Wirnpey PLC	100	787
Hovnanian Enterprises, Inc. Class A (a)	200	13,040
LG Electronics, Inc.	167,270	10,639,315
Makita Corp. sponsored ADR	100	1,953
Rational AG	39,471	4,251,159
Sekisui House Ltd.	877,000	8,864,497
Skyworth Digital Holdings Ltd.	2,052	306
Steinhoff International Holdings Ltd.	100	232
Tempur-Pedic International, Inc. (a)	100	2,218
Toll Brothers, Inc. (a)	100	10,155
William Lyon Homes, Inc. (a)	100	9,701
		24,518,572
Internet & Catalog Retail — 0.2%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,408
Alloy, Inc. (a)	49,600	254,944
Audible, Inc. (a)	100	1,737
GSI Commerce, Inc. (a)	100	1,675
Provide Commerce, Inc. (a)	65,200	1,407,668
Rakuten, Inc. (d)	8,110	6,500,870
		8,168,302
Leisure Equipment & Products — 0.8%
Arctic Cat, Inc.	100	2,053
Asia Optical Co., Inc.	28,718	199,009
Beneteau SA	44,100	3,423,533
Jumbo SA (a)	643,790	6,637,783
Mega Bloks Inc. (a)	100	1,959
Oakley, Inc.	693,700	11,813,711

See accompanying notes which are an integral part of the financial statements.

5

Fidelity Variable Insurance Products: Mid Cap Portfolio
Investments (Unaudited) — continued

Common Stock — Continued

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — continued
Leisure Equipment & Products — continued
Polaris Industries, Inc.	200	$10,800
RC2 Corp. (a)	15,100	567,307
SCP Pool Corp.	225	7,895
Sega Sammy Holdings, Inc.	133,300	8,173,121
SHIMANO, Inc.	100	2,840
Trigano SA	71,200	6,199,405
		37,039,416
Media — 1.2%
Astral Media, Inc. Class A (non-vtg.)	365,800	9,419,678
Astro All Asia Networks PLC (a)	100	143
Central European Media Enterprises Ltd. Class A (a)	100	4,838
Chum Ltd. Class B (non-vtg.)	200	4,775
Clear Media Ltd. (a)	243,000	211,073
Cumulus Media, Inc. Class A (a)	100	1,178
E.W. Scripps Co. Class A	100	4,880
Getty Images, Inc. (a)	5,900	438,134
Grupo Televisa SA de CV sponsored ADR	100	6,209
Harris Interactive, Inc. (a)	1,749,767	8,521,365
IMAX Corp. (a)(d)	100	992
Impresa SGPS (a)	100	634
Insignia Systems, Inc. (a)	100	100
JC Decaux SA (a)	269,100	6,822,396
Modern Times Group AB (MTG) (B Shares) (a)	100	3,068
News Corp. Class A	204	3,301
Omnicom Group, Inc.	134,400	10,733,184
Saga Communications, Inc. Class A (a)	100	1,400
Salem Communications Corp. Class A (a)	131,900	2,616,896
SBS Broadcasting SA (a)	100	4,713
Scholastic Corp. (a)	100	3,855
Sogecable SA (a)	100	3,557
Spanish Broadcasting System, Inc. Class A (a)	100	999
Trader Classified Media NV:
(A Shares)	100	1,617
Class A (NY Shares)	76,800	1,228,800
Univision Communications, Inc. Class A (a)	402,800	11,097,140
Zee Telefilms Ltd.	1,500,455	5,365,054
		56,499,979
Multiline Retail — 0.1%
Dollar General Corp.	100	2,036
Dollar Tree Stores, Inc. (a)	100	2,400
Don Quijote Co. Ltd. (d)	67,700	3,687,011
Lifestyle International Holdings Ltd.	500	824
Lojas Renner SA (a)	100	1,585
Pantaloon Retail India Ltd.	70,800	2,243,696
PT Mitra Adiperkasa Tbk	2,633,000	299,526
Ryohin Keikaku Co. Ltd.	100	4,941
		6,242,019
Specialty Retail — 4.2%
Abercrombie & Fitch Co. Class A	4,900	$336,630
AC Moore Arts & Crafts, Inc. (a)	904,800	28,600,728
Advance Auto Parts, Inc. (a)	84,200	5,435,110
Best Buy Co., Inc.	420,900	28,852,695
Blacks Leisure Group PLC	100	800
CarMax, Inc. (a)	533,900	14,228,435
Charming Shoppes, Inc. (a)	100	933
Chico’s FAS, Inc. (a)	200	6,856
Dixons Group PLC	4,992,700	14,044,310
Dixons Group PLC sponsored ADR	100	855
Edgars Consolidated Stores Ltd.	128,700	5,611,514
Ellerine Holdings Ltd.	100	782
Esprit Holdings Ltd.	500	3,619
Fantastic Holdings Ltd.	100	272
French Connection Group PLC	100	478
GameStop Corp.:
Class A (a)	49,000	1,602,790
Class B (a)	477,400	14,274,260
GOME Electrical Appliances Holdings Ltd.	6,291,000	5,423,974
Guitar Center, Inc. (a)	126,100	7,360,457
Hot Topic, Inc. (a)	409,083	7,821,667
JB Hi-Fi Ltd.	100	271
JD Group Ltd.	100	965
KOMERI Co. Ltd.	672,100	18,119,823
Lithia Motors, Inc. Class A (sub. vtg.)	100	2,885
Michaels Stores, Inc.	200	8,274
Nitori Co. Ltd.	226,100	16,207,520
O’Reilly Automotive, Inc. (a)	200	5,962
Pacific Sunwear of California, Inc. (a)	100	2,299
Peacock Group PLC	1,271,844	5,810,845
PETs MART, Inc.	415,900	12,622,565
RONA, Inc. (a)	100	2,014
Ross Stores, Inc.	43,900	1,269,149
Sa Sa International Holdings Ltd.	2,000	978
Select Comfort Corp. (a)	100	2,143
Sharper Image Corp. (a)	100	1,273
Shimamura Co. Ltd.	100	8,440
Shopper’s Stop Ltd.	100	829
TBC Corp. New (a)	100	2,713
Tiffany & Co., Inc.	57,100	1,870,596
Tractor Supply Co. (a)	100	4,910
Urban Outfitters, Inc. (a)	400	22,676
Williams-Sonoma, Inc. (a)	100	3,957
		189,578,252
Textiles, Apparel & Luxury Goods — 1.0%
Cherokee, Inc.	100	3,462
Columbia Sportswear Co. (a)	304,190	15,023,944
Compagnie Financiere Richemont unit	100	3,363
Folli Follie SA	80	2,345
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	200	5,270

See accompanying notes which are an integral part of the financial statements.

6

Common Stocks — continued

	Shares	Value (Note 1)
CONSUMER DISCRETIONARY — continued
Textiles, Apparel & Luxury Goods — continued
K-Swiss, Inc. Class A	200	$6,468
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100	3,112
NIKE, Inc. Class B	100	8,660
Polo Ralph Lauren Corp. Class A	100	4,311
Ports Design Ltd.	161,500	117,421
Quiksilver, Inc. (a)	1,117,968	17,865,129
Ted Baker PLC	1,176,408	10,549,390
The Swatch Group AG (Bearer)	100	14,044
Timberland Co. Class A (a)	200	7,744
Weyco Group, Inc.	200	3,941
Wolverine World Wide, Inc.	150	3,602
		43,622,206

TOTAL CONSUMER DISCRETIONARY		596,924,075

CONSUMER STAPLES — 5.5%
Beverages — 0.1%
Boston Beer Co., Inc. Class A (a)	100	2,244
Brick Brewing Co. Ltd. (a)	100	177
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	3,090
sponsored ADR	20	509
Fomento Economico Mexicano SA de CV sponsored ADR	100	5,957
Grupo Modelo SA de CV Series C	253,800	797,778
Hansen Natural Corp. (a)	100	8,472
Jones Soda Co. (a)	310,459	1,862,754
MGP Ingredients, Inc.	200	1,660
Pernod-Ricard	100	15,974
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,075
Yantai Changyu Pioneer Wine Co. (B Shares)	100	147
		2,699,837
Food & Staples Retailing — 0.7%
Central European Distribution Corp. (a).	150	5,600
Heng Tai Consumables Group Ltd.	5,958,000	1,134,711
Massmart Holdings Ltd.	847,869	5,708,135
Metro AG	206,400	10,243,271
Plant Co. Ltd.	127,000	1,600,884
Pyaterochka Holding NV GDR (a)	100	1,440
Shinsegae Co. Ltd.	3,490	1,103,171
Sugi Pharmacy Co. Ltd. (d)	221,800	6,639,701
Tesco PLC	100	571
Wal-Mart de Mexico SA de CV sponsored ADR	101	4,101
Whole Foods Market, Inc.	50,200	5,938,660
		32,380,245
Food Products — 3.2%
Archer-Daniels-Midland Co.	100	2,138
Barry Callebaut AG	85	21,554
Britannia Industries Ltd.	100	2,085
Bunge Ltd.	431,300	27,344,420
Chaoda Modern Agriculture (Holdings) Ltd.	5,243,700	2,074,942
COFCO International Ltd.	2,000	959
Corn Products International, Inc.	362,500	8,613,000
Fresh Del Monte Produce, Inc.	100	2,692
Glanbia PLC	784,887	2,659,527
Green Mountain Coffee Roasters, Inc. (a)	81,568	2,767,602
Groupe Danone	204,400	17,982,684
Groupe Danone sponsored ADR	577,200	10,101,000
Heritage Foods (INDIA) Ltd.	100	206
Hershey Co.	336,000	20,865,600
Hokuto Corp.	100	1,979
Hormel Foods Corp.	100	2,933
IAWS Group PLC (Ireland)	25,450	356,029
Lindt & Spruengli AG	400	6,131,159
Lindt & Spruengli AG (participation certificate)	2,770	4,134,522
McCormick &Co., Inc. (non-vtg.)	487,600	15,934,768
Peet’s Coffee & Tea, Inc. (a)	100	3,304
People’s Food Holdings Ltd.	11,773,165	6,075,661
Poore Brothers, Inc. (a)	820,600	3,668,082
PT Indofood Sukses Makmur Tbk	58,698,500	6,617,287
Smithfield Foods, Inc. (a)	69,700	1,900,719
Wimm-Bill-Dann Foods OJSC sponsored ADR (a)	76,800	1,261,824
Wm. Wrigley Jr. Co.	132,000	9,086,880
		147,613,556
Household Products — 0.0%
Central Garden & Pet Co. Class A (a)	100	4,912
Godrej Consumer Products Ltd.	216,376	1,618,030
Hindustan Lever Ltd.	104,300	393,569
Kao Corp.	1,000	23,579
Reckitt Benckiser PLC	300	8,842
		2,048,932
Personal Products — 1.5%
AmorePacific Corp.	100	26,486
Avon Products, Inc.	1,104,100	41,790,185
Beauty China Holdings Ltd.	5,090,353	2,928,874
Body Shop International PLC	100	410
Dabur India Ltd.	95	287
Estee Lauder Companies, Inc. Class A	100	3,913
Hengan International Group Co. Ltd.	16,706,600	11,609,270
Kose Corp.	100	3,453
Marico Ltd.	100	575
Natura Cosmeticos SA	232,000	7,394,379
Ojsc Concern Kalina sponsored ADR	42,500	1,217,625
Shiseido Co. Ltd. sponsored ADR	321,700	4,021,250
USANA Health Sciences, Inc. (a)	200	8,460
		69,005,167

See accompanying notes which are an integral part of the financial statements.

7

Fidelity Variable Insurance Products: Mid Cap Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
CONSUMER STAPLES — continued
Tobacco — 0.0%
ITC Ltd.	100	$3,823

TOTAL CONSUMER STAPLES		253,751,560

ENERGY — 15.5%
Energy Equipment & Services — 9.5%
BJ Services Co.	110	5,773
Cal Dive International, Inc. (a)	467,400	24,477,738
Carbo Ceramics, Inc.	100	7,896
Compagnie Generale de Geophysique SA (a)	100	8,471
Cooper Cameron Corp. (a)	394,200	24,460,110
Core Laboratories NV (a)	573,900	15,391,998
FMC Technologies, Inc. (a)	385,000	12,308,450
Global Industries Ltd. (a)	2,716,889	23,093,557
GlobalSantaFe Corp.	728,150	29,708,520
Gulf Island Fabrication, Inc.	211,200	4,198,656
Halliburton Co.	223,100	10,668,642
Helmerich & Payne, Inc.	226,000	10,603,920
Hydril Co. (a)	100	5,435
Input/Output, Inc. (a)	100	628
Nabors Industries Ltd. (a)	483,200	29,291,584
National Oilwell Varco, Inc. (a)	768,362	36,527,929
Noble Corp.	489,600	30,115,296
NS Group, Inc. (a)	100	3,251
Oceaneering International, Inc. (a)	388,286	15,007,254
Parker Drilling Co. (a)	3,741,500	26,227,915
Pason Systems, Inc.	1,512,600	26,296,425
Patterson-UTI Energy, Inc.	298,700	8,312,821
Pioneer Drilling Co. (a)	100	1,526
Precision Drilling Corp. (a)	442,800	17,452,507
Pride International, Inc. (a)	484,100	12,441,370
Rowan Companies, Inc.	670,800	19,929,468
SEACOR Holdings, Inc. (a)	100	6,430
Smith International, Inc.	251,090	15,994,433
Superior Energy Services, Inc. (a)	490,000	8,722,000
Transocean, Inc. (a)	489,100	26,396,727
Unit Corp. (a)	100	4,401
Veritas DGC, Inc. (a)	100	2,774
Weatherford International Ltd. (a)	116,800	6,772,064
		434,445,969
Oil, Gas & Consumable Fuels — 6.0%
Arch Coal, Inc.	189,100	10,300,277
Cameco Corp.	100	4,461
Canadian Natural Resources Ltd.	100	3,624
Carrizo Oil & Gas, Inc. (a)	50	853
China Petroleum & Chemical Corp. sponsored ADR	100	3,902
Comstock Resources, Inc. (a)	510,400	12,908,016
CONSOL Energy, Inc.	943,800	50,568,804
Forest Oil Corp. (a)	208,200	8,744,400
Golar LNG Ltd. (Nasdaq) (a)	21,393	256,716
Harvest Natural Resources, Inc. (a)	100	1,093
JKX Oil & Gas	91	249
Massey Energy Co.	450,594	16,996,406
Newfield Exploration Co. (a)	286,400	11,424,496
Niko Resources Ltd.	100	4,709
Nippon Mining Holdings, Inc.	1,000	5,672
Nippon Oil Corp.	1,088,000	7,387,079
OPTI Canada, Inc. (a)	100	2,183
Peabody Energy Corp.	466,800	24,292,272
PetroChina Co. Ltd. sponsored ADR	100	7,345
PetroKazakhstan, Inc. Class A	100	3,654
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	100	4,604
sponsored ADR	100	5,213
Plains Exploration & Production Co. (a)	100	3,553
Premcor, Inc.	218,500	16,208,330
Southwestern Energy Co. (a)	950,300	44,645,094
Surgutneftegaz JSC sponsored ADR	100	3,737
Talisman Energy, Inc.	100	3,746
Tesoro Petroleum Corp.	201,800	9,387,736
TransCanada Corp.	100	2,631
TransMontaigne, Inc. (a)	763,300	8,014,650
Valero Energy Corp.	636,300	50,337,693
Whiting Petroleum Corp. New (a)	1,600	58,096
World Fuel Services Corp.	46,600	1,090,906
XTO Energy, Inc.	166	5,642
		272,687,842

TOTAL ENERGY		707,133,811

FINANCIALS — 10.0%
Capital Markets — 0.2%
BlackRock, Inc. Class A	100	8,045
Deutsche Bank AG (NY Shares)	100	7,790
Eaton Vance Corp. (non-vtg.)	200	4,782
Federated Investors, Inc. Class B (non-vtg.)	100	3,001
International Assets Holding Corp. (a)	100	615
Legg Mason, Inc.	100	10,411
Matsui Securities Co. Ltd. (d)	417,600	4,488,339
Mitsubishi Securities Co. Ltd. (d)	391,700	3,471,810
Nuveen Investments, Inc. Class A	100	3,762
optionsXpress Holdings, Inc.	100	1,520
T. Rowe Price Group, Inc.	200	12,520
		8,012,595
Commercial Banks — 3.5%
Allahabad Bank	71,000	132,528
Banco Itau Holding Financeira SA:
(PN)	900	167,449
sponsored ADR (non-vtg.)	47,100	4,356,750
Banco Pastor SA (Reg.)	370,100	14,779,925
Bank Austria Creditanstalt AG	313,675	32,736,169

See accompanying notes which are an integral part of the financial statements.

8

Common Stocks — continued

	Shares	Value (Note 1)
FINANCIALS — continued
Commercial Banks — continued
Bank of Baroda	1,267,372	$5,853,087
Bank of Fukuoka Ltd. (d)	2,519,000	14,922,528
Bank of India	6,484,456	15,437,405
Bank of Yokohama Ltd.	2,431,000	14,050,503
BOK Financial Corp.	103	4,750
Boston Private Financial Holdings, Inc.	120,400	3,034,080
Canara Bank	782,185	3,805,224
Capitalia Spa	79	442
Cathay General Bancorp	20	674
Center Financial Corp., California	44,000	1,092,520
Colonial Bancgroup, Inc.	234,100	5,164,246
Commerce Bancorp, Inc., New Jersey	190,200	5,764,962
Corp. Bank	108,302	904,655
CVB Financial Corp.	137	2,696
DnB NOR ASA	100	1,044
East West Bancorp, Inc.	200	6,718
Fulton Financial Corp.	14	248
HDFC Bank Ltd. sponsored ADR	96,000	4,464,960
Hiroshima Bank Ltd.	1,570,900	7,167,174
Hokuhoku Financial Group, Inc.	100	307
ICICI Bank Ltd. sponsored ADR	62,100	1,356,885
Juroku Bank Ltd.	485,400	2,630,408
Lakeland Financial Corp.	100	4,068
M&T Bank Corp.	100	10,516
Oriental Bank of Commerce	19,400	111,603
OTP Bank Rt.	100	3,391
PrivateBancorp, Inc.	23,800	842,044
PT Bank Central Asia Tbk	500	184
Punjab National Bank	42,100	393,837
Sberbank RF GDR	200	13,202
State Bancorp, Inc., New York	5	113
State Bank of India	648,383	11,356,359
Sumitomo Trust & Banking Co. Ltd.	1,000	6,086
TCF Financial Corp.	200	5,176
Texas Regional Bancshares, Inc. Class A	150	4,572
The Keiyo Bank Ltd.	536,000	2,740,291
UCBH Holdings, Inc.	100	1,624
UnionBanCal Corp.	100	6,692
Uti Bank Ltd.	100	568
Valley National Bancorp	110	2,572
Westcorp	100	5,242
Wintrust Financial Corp.	105,302	5,512,560
		158,859,037
Consumer Finance — 0.1%
Advanta Corp. Class B	100	2,816
American Express Co.	100	5,323
EZCORP, Inc. Class A (a)	174,535	1,871,015
First Cash Financial Services, Inc. (a)	150	3,206
First Marblehead Corp. (a)	100	3,506
		1,885,866
Diversified Financial Services — 0.4%
Alliance Capital Management Holding LP	100	4,674
eSpeed, Inc. Class A (a)	100	891
Kotak Mahindra Bank Ltd.	637,865	5,763,893
Moody’s Corp.	108,200	4,864,672
Power Financial Corp.	100	2,667
Principal Financial Group, Inc.	100	4,190
TSX Group, Inc.	291,800	8,695,411
		19,336,398
Insurance — 4.5%
ACE Ltd.	100	4,485
Admiral Group PLC	100	667
AFLAC, Inc.	1 ,065,200	46,101,856
American International Group, Inc.	160,400	9,319,240
Assurant Inc. (d)	2,193,700	79,192,570
Brown & Brown, Inc.	38,000	1,707,720
Erie Indemnity Co. Class A	100	5,425
Genworth Financial, Inc. Class A (non-vtg.)	100	3023
Hilb Rogal & Hobbs Co.	200	6,880
Horace Mann Educators Corp.	100	1,882
Mercury General Corp.	35,100	1,913,652
Ohio Casualty Corp.	122,800	2,969,304
Old Republic International Corp.	150	3,794
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,779,500	9,296,583
Progressive Corp.	90,200	8,912,662
Reinsurance Group of America, Inc.	231,900	10,785,669
Scottish Re Group Ltd.	8,100	196,344
StanCorp Financial Group, Inc.	100	7,658
Triad Guaranty, Inc. (a)	100	5,039
UNIPOL Assicurazioni Spa	100	382
Universal American Financial Corp. (a)	40,049	905,908
UnumProvident Corp.	100	1,832
USI Holdings Corp. (a)	168,300	2,167,704
W. R. Berkley Corp.	927,863	33,106,134
Zenith National Insurance Corp.	300	20,358
		206,636,771
Real Estate — 0.9%
CBL & Associates Properties, Inc.	34,600	1,490,222
Corporate Office Properties Trust (SBI)	100	2,945
Equity Lifestyle Properties, Inc.	100	3,976
Equity Office Properties Trust	423,600	14,021,160
Equity Residential (SBI)	100	3,682
General Growth Properties, Inc.	100	4,109
Pan Pacific Retail Properties, Inc.	114,400	7,593,872
Plum Creek Timber Co. Inc.	141,300	5,129,190
Shun Tak Holdings Ltd.	2,000	1,905
United Dominion Realty Trust, Inc. (SBI)	516,600	1 2,424,230
Weingarten Realty Investors (SBI).	100	3,922
		40,679,213
Thrifts & Mortgage Finance — 0.4%
Doral Financial Coro	162,000	2,679,480

See accompanying notes which are an integral part of the financial statements.

9

Fidelity Variable Insurance Products: Mid Cap Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
FINANCIALS — continued
Thrifts & Mortgage Finance — continued
Golden West Financial Corp., Delaware	79,940	$5,146,537
Housing Development Finance Corp. Ltd.	138,204	2,831,950
MGIC Investment Corp.	100	6,522
NetBank, Inc.	943,664	8,794,948
Radian Group, Inc.	100	4,722
W Holding Co., Inc.	34	347
Washington Federal, Inc.	121	2,846
		19,467,352

TOTAL FINANCIALS		454,877,232

HEALTH CARE — 17.3%
Biotechnology — 6.0%
Affymetrix, Inc. (a)	219,600	11,843,028
Albany Molecular Research, Inc. (a)	1,244,402	17,421,628
Alexion Pharmaceuticals, Inc. (a)	100	2,304
Alnylam Pharmaceuticals, Inc.	100	730
Applera Corp. — Celera Genomics Group (a)	100	1,097
Bachem Holding AG (B Shares)	100	5,497
Celgene Corp. (a)	200	8,154
Charles River Laboratories International, Inc. (a)	341,004	16,453,443
Ciphergen Biosystems, Inc. (a)	100	191
CSL Ltd.	83	2,132
CytRx Corp. (a)	100	91
deCODE genetics, Inc. (a)	100	939
Dendreon Corp. (a)	100	523
Digene Corp. (a)	100	2,768
Exact Sciences Corp. (a)	100	228
Exelixis, Inc. (a)	100	743
Genentech, Inc. (a)	25,500	2,047,140
Harvard Bioscience, Inc. (a)(e)	3,023,047	9,492,368
ImmunoGen, Inc. (a)	139,700	808,863
Invitrogen Corp. (a)	1,620,530	134,973,938
Lexicon Genetics, Inc. (a)	100	494
Luminex Corp. (a)	100	984
Martek Biosciences (a)(d)	142,300	5,400,285
Myriad Genetics, Inc. (a)	100	1,565
Neogen Corp. (a)	49,663	710,184
ONYX Pharmaceuticals, Inc. (a)	100	2,388
Orthologic Corp. (a)	100,600	389,322
QIAGEN NV (a)	5,068,000	58,484,720
Renovis, Inc. (a)	100	1,527
Sangamo Biosciences, Inc. (a)	100	357
Seattle Genetics, Inc. (a)	100	536
Serologicals Corp. (a)	100	2,125
Sirna Therapeutics, Inc. (a)	100	175
Stratagene Corp. (a)(e)	1,446,347	12,568,755
Strategic Diagnostics, Inc. (a)(e)	1,059,600	3,634,428
Tanox, Inc. (a)	100	1,172
Telik, Inc. (a)	100	1,626
		274,266,448
Health Care Equipment & Supplies — 2.8%
Advanced Medical Optics, Inc. (a)	100	3,975
Advanced Neuromodulation Systems, Inc. (a)	100	3,968
Arthrocare Corp. (a)	100	3,494
Beckman Coulter, Inc.	707,700	44,988,489
Bio-Rad Laboratories, Inc. Class A (a)	84,700	5,015,087
BioLase Technology, Inc.	107,400	678,768
Biophan Technologies, Inc. (a)	100	261
Bruker BioSciences Corp. (a)	24,463	97,607
Cardiodynamics International Corp. (a)	100	160
Clarient, Inc. (a)	100	173
Cyberonics, Inc. (a)	200	8,678
Cytyc Corp. (a)	100	2,206
Diagnostic Products Corp.	100	4,733
Edwards Lifesciences Corp. (a)	100	4,302
Endocare, Inc. (a)	144,600	578,400
Epix Pharmaceuticals, Inc. (a)	178,600	1,580,610
Essilor International SA	100	6,837
Gen-Probe, Inc. (a)	22,800	826,044
Hospira, Inc. (a)	100	3,900
IDEXX Laboratories, Inc. (a)	94,300	5,877,719
Illumina, Inc. (a)	100	1,207
INAMED Corp. (a)	150	10,046
Intuitive Surgical, Inc. (a)	100	4,664
Kinetic Concepts, Inc. (a)	37,100	2,226,000
Meridian Bioscience, Inc.	433,750	8,219,563
Merit Medical Systems, Inc. (a)	133	2,055
Millipore Corp. (a)	583,600	33,107,628
Molecular Devices Corp. (a)	80	1,730
Nektar Therapeutics (a)	100	1,684
Osteotech, Inc. (a)	100	368
PolyMedica Corp.	200	7,132
Possis Medical, Inc. (a)	100	1,013
Sonic Innovations, Inc. (a)	100	479
SonoSight, Inc. (a)	200	6,208
Stereotaxis, Inc.	100	803
Synovis Life Technologies, Inc. (a)	100	798
Synthes, Inc.	69,000	7,574,845
Thermo Electron Corp. (a)	265,200	7,125,924
Thoratec Corp. (a)	100	1,534
Ventana Medical Systems, Inc. (a)	100	4,023
Waters Corp. (a)	253,320	9,415,904
Wilson Greatbatch Technologies, Inc. (a)	800	19,120
Young Innovations, Inc.	100	3,733
Zimmer Holdings, Inc. (a)	100	7,617
Zoll Medical Corp. (a)	100	2,545
		127,432,034
Health Care Providers & Services — 7.0%
Advisory Board Co. (a)	100	4,874

See accompanying notes which are an integral part of the financial statements.

10

Common Stocks — continued

	Shares	Value (Note 1)
HEALTH CARE — continued
Health Care Providers & Services — continued
Aetna, Inc.	428,100	$35,455,242
Allscripts Healthcare Solutions, Inc. (a)	504,700	8,383,067
American Dental Partners, Inc. (a)	100	2,441
AMERIGROUP Corp. (a)	200	8,040
Andrx Corp. (a)	100	2,031
Apollo Hospital Enterprise Ltd.	100	811
Caremark Rx, Inc. (a)	1,103,106	49,110,279
Centene Corp. (a)	100	3,358
Cerner Corp. (a)	110,017	7,477,855
Community Health Systems, Inc. (a)	144,900	5,475,771
Covance, Inc. (a)	906,200	40,661,194
Coventry Health Care, Inc. (a)	50	3,538
Diagnosticos da America SA	16,600	226,170
Dynacq Healthcare, Inc. (a)(d)	100	527
Eclipsys Corp. (a)	542,900	7,638,603
Evotec OAI AG (a)	100	355
Gambro AB (A Shares)	100	1,339
Health Management Associates, Inc. Class A	100	2,618
Health Net, Inc. (a)	100	3,816
HealthExtras, Inc. (a)	228,200	4,579,974
Humana, Inc. (a)	403,300	16,027,142
ICON PLC sponsored ADR (a)	174,026	6,038,702
IDX Systems Corp. (a)	100	3,014
IMS Health, Inc.	1,272,900	31,529,733
iSoft Group PLC	35	263
Lifeline Systems, Inc. (a)	124,900	4,011,788
Merge Technologies, Inc. (a)	100	1,875
Molina Healthcare, Inc. (a)	57	2,523
National Research Corp.	100	1,601
NDCHealth Corp.	100	1,797
Odyssey Healthcare, Inc. (a)	200	2,884
Omnicare, Inc.	239,950	10,181,079
Pediatrix Medical Group, Inc. (a)	100	7,354
Pharmaceutical Product Development, Inc. (a)	648,800	30,402,768
ProxyMed, Inc. (a)	498,677	3,909,628
Quest Diagnostics, Inc.	400	21,308
Ramsay Health Care Ltd.	100	675
Renal Care Group, Inc. (a)	50	2,305
ResCare, Inc. (a)	915,103	12,408,797
Sunrise Senior Living, Inc. (a)(d)	314,400	16,971,312
Triad Hospitals, Inc. (a)	98,000	5,354,720
TriZetto Group, Inc. (a)	211,200	2,958,912
VCA Antech, Inc. (a)	108,400	2,628,700
VistaCare, Inc. Class A (a)	303,300	5,601,951
WebMD Corp. (a)	1,317,100	13,526,617
WellPoint, Inc. (a)	400	27,856
		320,667,207
Pharmaceuticals — 1.5%
Able Laboratories, Inc. (a)	100	348
Allergan, Inc.	100	8,524
American Pharmaceutical Partners, Inc. (a)	150	6,188
Aventis Pharma Ltd.	100	3,019
Bentley Pharmaceuticals, Inc (a)	224,500	2,458,275
Boiron SA	55	1,538
Caraco Pharmaceutical Laboratories Ltd. (a)	100	858
Cipla Ltd.	50,500	364,332
Connetics. Corp. (a)	300,200	5,295,528
Dr. Reddy’s Laboratories Ltd. sponsored ADR	110,300	1,866,276
Endo Pharmaceuticals Holdings, Inc. (a)	200	5,256
GlaxoSmithkline Pharmaceuticals Ltd.	100	1,851
KV Pharmaceutical Co. Class A (a)	150	2,513
Merck KGaA	328,421	26,179,285
Pfizer Ltd.	100	1,832
Ranbaxy Laboratories Ltd. sponsored GDR	290,449	7,188,613
Roche Holding AG:
(participation certificate)	144,249	18,255,520
sponsored ADR	62,700	3,955,743
Schering-Plough Corp.	100	1,906
Sepracor, Inc. (a)	100	6,001
SuperGen, Inc. (a)	100	494
Valeant Pharmaceuticals International	100	1,763
		65,605,663

TOTAL HEALTH CARE		787,971,352

INDUSTRIALS —10.6%
Aerospace & Defense — 0.8%
Ceradyne, Inc. (a)	225	5,416
DRS Technologies, Inc.	141,200	7,240,736
EDO Corp.	100	2,991
Embraer — Empresa Brasileira de Aeronautica SA sponsored ADR	100	3,307
Esterline Technologies Corp. (a)	245,400	9,835,632
General Dynamics Corp.	100	10,954
L-3 Communications Holdings, Inc.	222,800	17,062,024
Mercury Computer Systems, Inc. (a)	100	2,737
Rockwell Collins, Inc.	100	4,768
		34,168,565
Air Freight & Logistics — 0.5%
Business Post Group PLC	200	2,286
C. H. Robinson Worldwide, Inc.	118,350	6,887,970
Dynamex, Inc. (a)	80	1,363
Expeditors International of Washington, Inc.	100	4,981
Forward Air Corp.	150	4,241
Hub Group, Inc. Class A (a)	627,340	15,714,867
		22,615,708

See accompanying notes which are an integral part of the financial statements.

11

Fidelity Variable Insurance Products: Mid Cap Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
INDUSTRIALS — continued
Airlines — 0.2%
ACE Aviation Holdings, Inc. Class A (a)	262,000	$8,521,629
Ryanair Holdings PLC sponsored ADR (a)	100	4,484
Southwest Airlines Co.	100	1,393
		8,527,506
Building Products — 0.0%
American Woodmark Corp.	200	6,002
Quixote Corp.	80,870	1,585,861
Simpson Manufacturing Co. Ltd.	100	3,055
Trex Co. Inc. (a)	100	2,570
USG Corp. (a)	100	4,250
Wienerberger Baustoffindust AG	100	4,643
		1,606,381
Commercial Services & Supplies — 1.0%
American Ecology Corp.	100	1,790
Bennett Environmental, Inc. (a)	167,100	508,719
ChoicePoint, Inc. (a)	259,800	10,404,990
Corporate Executive Board Co.	100	7,833
CoStar Group, Inc. (a)	100	4,360
Dun & Bradstreet Corp. (a)	100	6,165
Fullcast Co. Ltd.	5,746	14,558,640
Gevity HR, Inc.	100	2,003
GFK AG	20	790
Intertek Group PLC	100	1,258
ITE Group PLC	100	188
Labor Ready, Inc. (a)	100	2,331
PICO Holdings, Inc. (a)	100	2,976
Randstad Holdings NV	86,700	2,996,515
Ritchie Brothers Auctioneers, Inc.	200	7,710
Robert Half International, Inc.	100	2,497
Rollins, Inc.	100	2,004
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,091	8,306,578
Stericycle, Inc. (a)	213,400	10,738,288
Tele Atlas NV (a)	100	1,519
West Corp. (a)	100	3,840
		47,560,994
Construction & Engineering — 1.8%
Arcadis NV	9,700	228,900
Arcadis NV (NY Shares)	200	4,688
Chicago Bridge & Iron Co. NV (NY Shares)	605,600	13,844,016
Dycom Industries, Inc. (a)	140,600	2,785,286
EMCOR Group, Inc. (a)	100	4,890
Fluor Corp.	100	5,759
Foster Wheeler Ltd. (a)	409,231	8,045,481
Jacobs Engineering Group, Inc. (a)	423,400	23,820,484
Larsen & Toubro Ltd.	100	2,604
Orascom Construction Industries SAE GDR	100	5,700
Shaw, Group, Inc. (a)	1,283,700	27,612,387
SNC-Lavalin Group, Inc.	100	5,599
United Group Ltd.	665,600	4,887,039
		81,252,833
Electrical Equipment — 1.5%
AstroPower, Inc. (a)	100	0
Baldor Electric Co.	130,600	3,176,192
Bharat Heavy Electricals Ltd.	100	1,996
C&D Technologies, Inc.	490,700	4,509,533
Crompton Greaves Ltd.	144,396	1,461,563
Fujikura Ltd.	1,000	4,887
II-VI, Inc. (a)	200	3,678
Johnson Electric Holdings Ltd. sponsored ADR	100	925
Power-One, Inc. (a)	100	631
Rockwell Automation, Inc.	878,500	42,791,735
Roper Industries, Inc.	224,700	16,036,839
SolarWorld AG	200	17,547
		68,005,526
Industrial Conglomerates — 0.6%
Keppel Corp. Ltd. sponsored ADR	200	2,990
Max India Ltd. (a)	142,982	1,754,099
Teleflex, Inc.	436,100	25,891,257
		27,648,346
Machinery — 3.8%
AGCO Corp. (a)	1,801,100	34,437,032
Bucher Holding AG	500	30,430
CNH Global NV	100	1,889
Deutz AG (a)	100	500
Donaldson Co., Inc.	200	6,066
Dover Corp.	222,500	8,094,550
Flowserve Corp. (a)	1,435,800	43,447,308
Gardner Denver, Inc. (a)	191,200	6,707,296
Gehl Co. (a)	100	3,894
Harsco Corp.	472,200	25,758,510
Heidelberger Druckmaschinen AG	178,400	5,224,556
Hyundai Heavy Industries Co. Ltd.	100	5,027
Illinois Tool Works, Inc.	100	7,968
ITT Industries, Inc.	100	9,763
Koyo Seiko Co. Ltd.	1,000	13,390
Krones AG	2,900	350,944
MAN AG	100	4,154
Middleby Corp.	100	5,286
PACCAR, Inc.	150	10,200
Pentair, Inc.	100	4,281
Railpower Technologies Corp. (a)	100	441
Tata Motors Ltd.	452,400	4,427,224
Tata Motors Ltd. sponsored ADR	17,100	165,528
Terex Corp. (a)	262,200	10,330,680
Toshiba Machine Co. Ltd.	1,000	5,663
Trinity Industries, Inc.	100	3,203
Wabash National Corp.	100	2,423
Wabtec Corp.	198,700	4,268,076

See accompanying notes which are an integral part of the financial statements.

12

Common Stocks — continued

	Shares	Value (Note 1)
INDUSTRIALS — continued
Machinery — continued
Watts Water Technologies, inc. Class A	653,800	$21,895,762
Zenon Environmental, Inc. (a)	363,400	7,332,067
		172,554,111
Marine — 0.1%
Alexander & Baldwin Inc.	131,445	6,092,476
Hanjin Shipping Co, Ltd.	80	2,007
Odfjell ASA (B Shares)	100	1,668
		6,096,151
Road & Rail — 0.2%
Burlington Northern Santa Fe Corp.	100	4,708
CNF, Inc.	100	4,490
Guangshen Railway Co. Ltd. sponsored ADR	100	1,810
Heartland Express, Inc.	150	2,915
Knight Transportation, Inc.	150	3,650
Landstor System, Inc. (a)	276,300	8,322,156
Old Dominion Freight Lines, Inc. (a)	150	4,025
		8,343,754
Trading Companies & Distributors — 0.1%
Bunzl PLC	78	728
Fastenal Co.	200	12,252
MSC Industrial Direct Co., Inc. Class A	126,200	4,259,250
NuCo2, Inc. (a)	100	2,567
Richelieu Hardware Ltd.	100	1,837
STB Leasing Co. Ltd.	100	1,664
		4,278,298
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Group unit	100	317
Sea Containers Ltd. Class B	7,900	125,136
		125,453

TOTAL INDUSTRIALS		482,783,626

INFORMATION TECHNOLOGY — 14.0%
Communications Equipment — 1.6%
Arris Group Inc. (a)	100	871
AudioCodes Ltd. (a)	100	995
Avaya, Inc. (a)	100	832
Black Box Corp.	100	3,540
C-COR, Inc. (a)	1,514,200	10,372,270
Comtech Telecommunications Corp. (a)	150	4,895
Foxconn International Holdings Ltd.	1,000	746
Ixia (a)	100	1,944
Juniper Networks, Inc. (a)	200	5,036
NETGEAR, Inc. (a)(d)	853,300	15,871,380
Option NV (a)	90	3,107
Plantronics, Inc.	679,700	24,713,892
Polycom, Inc. (a)	200	2,982
Redback Networks, Inc. (a)	100	638
Research In Motion Ltd. (a)	100	7,360
SafeNet, Inc. (a)	78	2,657
TANDBERG ASA	2,190,100	23,461,886
		74,455,031
Computers & Peripherals — 1.4%
Apple Computer, Inc. (a)	1,162,200	42,780,582
Compal Electronics, Inc.	1,072	1,064
Foxconn Technology Co. Ltd.	1,000	3,773
Gemplus International SA sponsored ADR (a)	100	439
Hutchinson Technology, Inc. (a)	200	7,702
iCAD, Inc. (a)	750,800	3,356,076
Intergraph Corp. (a)	100	3,446
M-Systems Flash Disk Pioneers Ltd. (a)	900	17,253
Moser-Baer India Ltd.	200	961
Network Appliance, Inc. (a)	100	2,827
Oberthur Card Systems	100	843
Overland Storage, Inc. (a)	100	954
Psion PLC	100	118
SanDisk Corp. (a)	731,948	17,369,126
Stratasys, Inc. (a)	150	4,902
Synoptics, Inc. (a)	100	2,136
		63,552,202
Electronic Equipment & Instruments — 3.7%
Amphenol Corp. Class A	100	4,017
Applied Films Corp. (a)	100	2,560
BEI Technologies, Inc.	100	2,668
Brightpoint, Inc. (a)	150	3,329
CDW Corp.	646,691	36,919,589
CellStar Corp. (a)	100	61
Cogent, Inc.	200	5,710
Cognex Corp.	100	2,619
Dionex Corp. (a)	100	4,361
Elec & Eltek International Co. Ltd.	1,629,000	4,137,660
Excel Technology, Inc. (a)	100	2,430
FLIR Systems, Inc. (a)	90	2,686
Hon Hai Precision Industries Co. Ltd.	8,835,800	45,887,580
I. D. Systems Inc. (a)	100	1,581
Iteris, Inc. (a)	100	264
Itron, Inc. (a)	100	4,468
KEMET Corp. (a)	802,100	5,053,230
Keyence Corp.	14,300	3,205,428
Measurement Specialties, Inc. (a)	112,000	2,599,520
Metrologic Instruments, Inc. (a)	200	2,508
Mettler-Toledo International, Inc. (a)	207,500	9,665,350
Molex, Inc.	100	2,604
MTS Systems Corp.	100	3,358
National Instruments Corp.	100	2,120
Renishaw PLC	100	1,320
Robotic Vision Systems, Inc. (a)	100	3
ScanSource, Inc. (a)	100	4,294
Symbol Technologies, Inc.	4,164,943	41,107,987
Trimble Navigation Ltd. (a)	100	3,897

See accompanying notes which are an integral part of the financial statements.

13

Fidelity Variable Insurance Products: Mid Cap Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY — continued
Electronic Equipment & Instruments — continued
Universal Display Corp. (a)	100	$1,028
Vishay Intertechnology, Inc. (a)	1,499,800	17,802,626
Xyratex Ltd.	18,700	290,037
Yageo Corp. sponsored GDR (a)	100	190
		166,727,083
Internet Software & Services — 1.1%
Akamai Technologies, Inc. (a)	100	1,313
aQuantive, Inc. (a)	184,011	3,260,675
Bankrate, Inc. (a)	100	2,014
Blue Coat Systems, Inc. (a)	100	2,988
Digital River, Inc. (a)	2	64
DoubleClick, Inc. (a)	100	839
eCollege.com (a)(d)	112,000	1,332,800
Homestore, Inc. (a)	100	203
Iliad Group SA	100	3,741
iMergent, Inc. (a)	100	1,060
InfoSpace, Inc. (a)	100	3,293
iVillage, Inc. (a)	100	598
Jupitermedia Corp. (a)	100	1,713
LookSmart Ltd. (a)	100	74
MIVA, Inc. (a)	100	464
Neoforma, Inc. (a)	100	675
Net2Phone, Inc. (a)	100	181
Open Text Corp. (a)	100	1,414
RealNetworks, Inc. (a)	3,753,204	18,653,424
Sina Corp. (a)	100	2,790
Sohu.com, Inc. (a)	39,000	854,880
SonicWALL, Inc. (a)	100	539
Tencent Holdings Ltd.	1,000	759
ValueClick, Inc. (a)	815,144	10,050,726
VeriSign, Inc. (a)	267,864	7,703,769
WebEx Communications, Inc. (a)	100	2,641
Websense, Inc. (a)	100	4,805
Yahoo! Japan Corp.	3,300	6,932,961
		48,821,403
IT Services — 1.6%
Affiliated Computer Services, Inc. Class A (a)	158,116	8,079,728
Alliance Data Systems Corp. (a)	100	4,056
Anteon International Corp. (a)	379,800	17,326,476
Ciber, Inc. (a)	100	798
Computershare Ltd.	100	446
DST Systems, Inc. (a)	600	28,080
Global Payments, Inc.	100	6,780
iGate Corp. (a)	100	358
Infocrossing, Inc. (a)	100	1,247
Infosys Technologies Ltd. sponsored ADR	200	15,494
infoUSA, Inc.	100	1,170
Lionbridge Technologies, Inc. (a)	925,700	6,276,246
ManTech International Corp. Class A (a)	188,332	5,845,825
Maximus, Inc.	328,200	11,582,178
Net One Systems Co. Ltd.	78	201,145
ObicCo. Ltd.	60,500	10,271,990
Satyam Computer Services Ltd.	100	1,173
SI International, Inc. (a)	276,400	8,280,944
StarTek Inc.	100	1,642
SunGard Data Systems, Inc. (a)	200	7,034
Syntel, Inc.	100	1,603
TALX Corp.	150	4,337
The BISYS Group, Inc. (a)	100	1,494
TietoEnator Oyj	100	3,050
TlS, Inc.	157,500	5,382,309
Total System Services, Inc.	100	2,410
Tyler Technologies, Inc. (a)	100	756
		73,328,769
Office Electronics — 0.1%
Neopost SA	31,900	2,808,425
Zebra Technologies Corp. Class A (a)	75	3,284
		2,811,709
Semiconductors & Semiconductor Equipment — 2.8%
Agere Systems Inc. (a)	10	120
Analog Devices, Inc.	324,100	12,092,171
ARM Holdings PLC sponsored ADR	100	614
ASM Pocifie Technology Ltd.	500	2,342
ASML Holding NV (NY Shares)(a)	100	1,566
Cabot Microelectronics Corp. (a)(d)	88,300	2,559,817
Credence Systems Corp. (a)	915,300	8,283,465
Freescale Semiconductor, Inc. Class A	100	2,101
Hi/fn, Inc. (a)	8	48
International Rectifier Corp. (a)	100	4,772
IXYS Corp. (a)	366,586	5,198,189
KLA-Tencor Corp.	100	4,370
Linear Technology Corp.	100	3,669
LSI Logic Corp. (a)	2,205,200	18,722,148
Marvell Technology Group Ltd. (a)	200	7,608
National Semiconductor Corp.	200	4,406
NVIDIA Corp. (a)	2,831,300	75,652,336
Omnivision Technologies, Inc. (a)	400	5,436
Pixelworks Inc. (a)	100	858
PLX Technology Inc. (a)	100	1,016
Silicon Image, Inc. (a)	100	1,026
Skyworks Solutions, Inc. (a)	334,000	2,461,580
Tessera Technologies Inc. (a)	100	3,341
Varian Semiconductor Equipment Associates, Inc. (a)	138,500	5,124,500
Zoran Corp. (a)	100	1,329
		130,138,828
Software — 1.7%
Activision, Inc. (a)	541,454	8,944,820
Adobe Systems, Inc.	150,600	4,310,172
Alfiris Inc. (a)	100	1,468
Autodesk, Inc.	100	3,437
Bottomline Technologies, Inc. (a)	11	165

See accompanying notes which are an integral part of the financial statements.

14

Common Stocks — continued

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY — continued
Software — continued
Cadence Design Systems, Inc. (a)	100	$1,366
CCC Information Services Group, Inc. (a)	100	2,395
Citrix Systems, Inc. (a)	100	2,166
DATATRAK International, Inc. (a)	100	1,720
Electronic Arts, Inc. (a)	92,200	5,219,442
FactSet Research Systems, Inc.	150	5,376
FalconStor Software, Inc. (a)	100	653
FileNET Corp. (a)	100	2,514
Hitachi Software Engineering Co. Ltd.	100	1,700
Hyperion Solutions Corp. (a)	100	4,024
Informatica Corp. (a)	100	839
Intuit, Inc. (a)	72,300	3,261,453
JAMDAT Mobile, Inc.	200	5,536
Kronos, Inc. (a)	100	4,039
Macromedia, Inc. (a)	100	3,822
Macrovision Corp. (a)	287,844	6,488,004
Manhattan Associates, Inc. (a)	100	1,921
MRO Software, Inc. (a)	100	1,461
Napster, Inc. (a)	100	420
NAVTEQ Corp.	143,500	5,335,330
NDS Group PLC sponsored ADR (a)	100	3,332
Open Solutions, Inc. (a)	454,609	9,233,109
Plato Learning, Inc. (a)	100	738
Quality Systems, Inc.	200	9,476
Renaissance Learning, inc.	432,800	8,785,840
RSA Security, Inc. (a)(d)	848,800	9,744,224
Salesforce.com, Inc.	36,100	739,328
ScanSoft, Inc. (a)	100	378
Subex Systems Ltd.	100	1,123
Symantec Corp. (a)	100	2,174
Synopsys, Inc. (a)	466,700	7,779,889
Tata Elxsi Ltd.	100	430
Temenos Group AG (a)	100	627
THQ, Inc. (a)	314,900	9,217,123
TIBCO Software, Inc. (a)	100	654
Ultimate Software Group, Inc. (a)	100	1,640
		79,124,328

TOTAL INFORMATION TECHNOLOGY		638,959,353

MATERIALS — 7.4%
Chemicals — 2.3%
Airgas, Inc.	595,800	14,698,386
American Vanguard Corp.	300	6,273
Asian Paints India Ltd.	413,849	3,912,408
Balchem Corp.	150	4,508
Crompton Corp.	929,100	13,146,765
Ecolab, Inc. (d)	415,300	13,439,108
Filtrona PLC (a)	50	218
Jubilant Organosys Ltd.	100	2,161
K&S AG	59,500	3,296,340
Lonza Group AG	10	554
Monsanto Co.	272,800	17,150,936
Mosaic Co. (a)	100	1,556
Nitto Denko Corp.	181,200	10,391,164
Novozymes AS Series B	100	4,954
Olin Corp.	320,600	5,847,744
Potash Corp. of Saskatchewan	100	9,545
Praxair, Inc.	73,400	3,420,440
Quaker Chemical Corp.	100	1,745
Recticel SA	100	938
RPM International, Inc.	100	1,826
Sasa Dupont Sabanci Polyester Sanayi AS	1	1
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	688
sponsored ADR	200	6,900
SyngentaAG sponsored ADR	100	2,039
Tokuyama Corp.	1,289,000	9,181,822
Tosoh Corp.	2,805,500	11,661,652
United Phosphorous Ltd.	91	1,700
Zoltek Companies, Inc. (a)	100	1,123
		106,193,494
Construction Materials — 0.2%
Cemex SA de CV sponsored ADR	108	4,581
Florida Rock Industries, Inc.	99,450	7,294,658
Grasim Industries Ltd.	3,300	80,794
Headwaters, Inc, (a)	100	3,438
Vulcan Materials Co	100	6,499
		7,389,970
Containers & Packaging — 0.1%
Essel Propack Ltd.	270,100	1,980,319
Sealed Air Corp (a)	100	4,979
Silgan Holdings, Inc.	34	1,912
		1,987,210
Metals & Mining — 4.5%
Agnico-Eagle Mines Ltd.	1,143,930	14,313,130
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	36,426
Aleris International, Inc. (a)	100	2,255
Barrick Gold Corp.	100	2,498
BHP Billiton Ltd. sponsored ADR	100	2,730
BlueScope Steel Ltd.	100	627
Century Aluminum Co. (a)	100	2,040
Compgnia de Minas Buenaventura SA sponsored ADR	452,000	10,391,480
Dofasco, Inc.	100	3,151
Falconbridge Ltd.	100	3,045
FNX Mining Co., Inc. (a)	100	926
Fording Canadian Coal Trust (d)	38,900	3,561,706
Freeport-McMoRan Copper & Gold, Inc. Class B	1,285,900	48,144,096
Glamis Gold Ltd. (a)	100	1,712
Goldcorp, Inc.	146,800	2,335,237

See accompanying notes which are an integral part of the financial statements.

15

Fidelity Variable Insurance Products: Mid Cap Portfolio
Investments (Unaudited) — continued

Common Stocks — continued

	Shares	Value (Note 1)
MATERIALS — continued
Metals & Mining — continued
Golden Star Resources Ltd. (a)	250,000	$775,384
Harmony Gold Mining Co. Ltd.	1,049,100	8,980,296
High River Gold Mines Ltd. (a)	1,989,600	2,192,263
Inco Ltd.	100	3,767
Inmet Mining Corp. (a)	100	1,294
Ivanhoe Mines Ltd. (a)	100	777
Kinross Gold Corp. (a)	4,007,466	24,531,501
Mechel Steel Group OAO sponsored ADR	100	2,540
Meridian Gold, Inc. (a)	100	1,796
Mittal Steel Co. NV Class A (NY Shares) (a)	3,044	72,253
Newmont Mining Corp.	1,921,680	75,003,170
Nippon Steel Corp.	3,096,700	7,203,901
Noranda, Inc.	100	1,716
Northern Orion Resources, Inc. (a)	100	246
Nucor Corp.	100	4,562
Phelps Dodge Corp.	100	9,250
POSCO sponsored ADR	100	4,397
Steel Dynamics, Inc.	9	236
Sumitomo Metal Mining Co. Ltd.	1,000	6,862
Tata Iron & Steel Co. Ltd.	100	781
Teck Cominco Ltd. Class B (sub. vtg.)	279,600	9,434,104
Xstrata PLC	100	1,930
		207,034,085
Paper & Forest Products — 0.3%
Cathay Forest Products Corp. (a)	40,100	18,001
International Forest Products (Interfor) Class A (a)	9,100	49,243
Lee & Man Paper Manufacturing Ltd. (a)	9,688,000	8,228,130
MAXXAM, Inc. (a)	100	2,317
Pope Resources, Inc. LP	100	3,555
Sino-Forest Corp. (a)	2,546,500	5,736,484
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	250	3,025
Weyerhaeuser Co.	100	6,365
		14,047,120

TOTAL MATERIALS		336,651,879

TELECOMMUNICATION SERVICES — 1.8%
Diversified Telecommunication Services — 0.3%
Covad Communications Group, Inc. (a)	61	85
Golden Telecom, Inc.	100	3,068
Hungarian Telephone & Cable Corp. (a)	100	1,720
Philippine Long Distance Telephone Co.	100	2,894
Philippine Long Distance Telephone Co. sponsored ADR	429,000	12,462,450
PT Indosat Tbk sponsored ADR	100	2,856
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	2,085
		12,475,158
Wireless Telecommunication Services — 1.5%
America Movil SA de CV Series L sponsored ADR	129,900	7,743,339
Bharti Televentures Ltd. (a)	433,000	2,512,446
Nextel Communications, Inc. Class A (a)	100	3,231
Nextel Partners, Inc. Class A (a)	100	2,517
Nll Holdings, Inc. (a)	908,308	58,077,214
Telemig Celular Participacoes SA sponsored ADR	100	3,265
		68,342,012

TOTAL TELECOMMUNICATION SERVICES		80,817,170

UTILITIES — 0.7%
Electric Utilities — 0.0%
FPL Group, Inc.	200	8,412
Korea Electric Power Corp. sponsored ADR	100	1,567
PPL Corp	100	5,938
PTC India Ltd.	100	98
		16,015
Gas Utilities — 0.2%
SEMCO Energy Inc. (a)(e)	1,613,700	9,666,063
Southern Union Co.	100	2,455
		9,668,518
Independent Power Producers & Energy Traders — 0.5%
AES Corp. (a)	1,330,100	21,787,038
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	100	6,082

TOTAL UTILITIES		31,477,653

TOTAL COMMON STOCKS
(Cost $3,504,815,132)		4,371,347,711

Nonconvertible Preferred Stocks — 0.1%

CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
Porsche AG (non-vtg.)	7,689	5,784,263
Household Durables — 0.0%
Fedders Corp. Series A, 8.60%	5	103

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,473,247)		5,784,366

See accompanying notes which are an integral part of the financial statements.

16

Money Market Funds — 5.0%

	Shares	Value (Note 1)
Fidelity Cash Central Fund, Cash 3.21% (b)	171,372,012	$171,372,012
Fidelity Securities Lending cash Central Fund, 3.23% (b)(c)	53,747,264	53,747,264

TOTAL MONEY MARKET FUNDS
(Cost $225,119,276)		225,119,276

Cash Equivalents — 0.3%

	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05) (Cost $14,286,000)	$14,287,154	14,286,000

TOTAL INVESTMENT PORTFOLIO — 101.3%
(Cost $3,749,693,655)		4,616,537,353

NET OTHER ASSETS — (1.3)%		(58,116,060)
NET ASSETS — 100%		$4,558,421,293

Legend

(a)	Non-income producing

(b)

Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Security or a portion of the security is on loan at period end.

(e)	Affiliated company

(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,830 or 0.0% of net assets.

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	75.1%
Japan	5.0%
Canada	3.1%
India	2.2%
Netherlands	2.0%
Cayman Islands	1.8%
Germany	1.2%
France	1.1%
Taiwan	1.0%
Others (individually less than 1%)	7.5%
100.0%

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
	beginning of				end of
Affiliate	period	Purchases	Sales Proceeds	Dividend Income	period
Harvard Bioscience, Inc.	$13,996,708	$—	$—	$—	$9,492,368
IMPCO Technologies, Inc.	11,373,320	7,701,234	5,209,047	—	8,690,674
LKQ Corp.	6,328,814	20,897,779	1,084,757	—	29,561,354
SEMCO Energy, Inc.	—	9,501,356	—	—	9,666,063
Stratagene Corp.	6,584,400	6,490,770	1,060,177	—	12,568,755
Strategic Diagnostics, Inc.	$2,773,050	$867,957	$—	$—	$3,634,428
Total	$41,056,292	$45,459,096	$7,353,981	$—	$73,613,642

See accompanying notes which are an integral part of the financial statements.

17

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $51,378,741 and repurchase agreements of $14,286,000) (cost $3,749,693,655) — See accompanying schedule		$4,616,537,353
Foreign currency held at value (cost $9,794,217)		10,275,124
Receivable for investments sold		27,472,618
Receivable for fund shares sold		8,611,553
Dividends receivable		3,592,244
Interest receivable		708,618
Prepaid expenses		6,792
Other receivables		1,166,030
Total assets		4,668,370,332

Liabilities
Payable to custodian bank	$2,892,220
Payable for investments purchased	47,792,311
Payable for fund shares redeemed	1,195,947
Accrued management fee	2,137,128
Distribution fees payable	612,945
Other affiliated payables	344,310
Other payables and accrued expenses	1,226,914
Collateral on securities loaned, at value	53,747,264
Total liabilities		109,949,039

Net Assets		$4,558,421,293
Net Assets consist of:
Paid in capital		$3,288,328,455
Undistributed net investment income		5,438,666
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		398,085,626
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		866,568,546
Net Assets		$4,558,421,293

Initial Class:
Net Asset Value, offering price and redemption price per share ($1,036,997,866 ÷ 33,913,294 shares)		$30.58

Service Class:
Net Asset Value, offering price and redemption price per share ($852,833,648 ÷ 28,004,184 shares)		$30.45

Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,668,589,779 ÷ 88,276,643 shares)		$30.23

Statement of Operations

Six months ended June 30, 2005 (Unaudited)
Investment Income
Dividends		$17,632,445
Interest		4,077,989
Security lending		701,731
Total income		22,412,165

Expenses
Management fee	$12,109,926
Transfer agent fees	1,423,306
Distribution fees	3,409,243
Accounting and security lending fees	566,344
Independent trustees’ compensation	9,365
Custodian fees and expenses	381,683
Registration fees	8,689
Audit	37,448
Legal	2,582
Miscellaneous	92,076
Total expenses before reductions	18,040,662
Expense reductions	(1,161,183)	16,879,479

Net investment income (loss)		5,532,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities (net of foreign taxes of $46,138) (Including realized gain (loss) of $(2,074,886) from affiliated issuers)	404,488,302
Foreign currency transactions	(154,025)
Total net realized gain (loss)		404,334,277
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred foreign taxes of $531,311)	(282,488,813)
Assets and liabilities in foreign currencies	(36,812)
Total change in net unrealized appreciation (depreciation)		(282,525,625)
Net gain (loss)		121,808,652
Net increase (decrease) in net assets resulting from operations		$127,341,338

See accompanying notes which are an integral part of the financial statements.

18

Statement of Changes in Net Assets

	Six months ended	Year ended
	June 30, 2005	December 31,
	(Unaudited)	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,532,686	$(3,642,695)
Net realized gain (loss)	404,334,277	195,434,513
Change in net unrealized appreciation (depreciation)	(282,525,625)	536,253,385
Net increase (decrease) in net assets resulting (from operations	127,341,338	728,045,203
Distributions to shareholders from net realized gain	(69,737,263)	—
Share transactions — net increase (decrease)	500,574,919	835,964,194
Total increase (decrease) in net assets	558,178,994	1,564,009,397

Net Assets
Beginning of period	4,000,242,299	2,436,232,902
End of period (including undistributed net investment income of $5,438,666 and undistributed net investment income of $68,191, respectively)	$4,558,421,293	$4,000,242,299

Other Information:

	Six months ended June 30, 2005 (Unaudited)
Share Transactions	Initial Class	Service Class	Service Class 2
Shares
Sold	2,835,151	1,469,133	15,808,037
Reinvested	562,378	461,807	1,305,290
Redeemed	(1,941,242)	(1,173,433)	(2,511,779)
Net increase (decrease)	1,456,287	757,507	14,601,548

Dollars
Sold	$84,910,166	$43,764,625	$468,070,585
Reinvested	16,950,069	13,863,435	38,923,759
Redeemed	(57,493,242)	(34,874,083)	(73,540,395)
Net increase (decrease)	$44,366,993	$22,753,977	$433,453,949

	Year ended December 31, 2004
Share Transactions	Initial Class	Service Class	Service Class 2
Shares
Sold	7,712,308	4,751,291	29,867,543
Reinvested	—	—	—
Redeemed	(3,341,075)	(1,581,671)	(5,307,215)
Net increase (decrease)	4,371,233	3,169,620	24,560,328

Dollars
Sold	$203,215,754	$122,478,823	$766,867,153
Reinvested	—	—	—
Redeemed	(83,674,683)	(40,224,756)	(132,698,097)
Net increase (decrease)	$119,541,071	$82,254,067	$634,169,056

	Six months ended June 30, 2005 (Unaudited)
Distributions	Initial Class	Service Class	Service Class 2
From net realized gain	$16,950,069	$13,863,435	$38,923,759

See accompanying notes which are an integral part of the financial statements.

19

Financial Highlights — Initial Class

	Six months ended June 30, 2005 (Unaudited)		Years ended December 31,
			2004	2003H		2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$30.18		$24.16	$17.51		$19.60	$20.26	$15.25
Income from Investment Operations
Net investment income (loss)E	.06		.01	—	G	.09	.20	.19
Net realized and unrealized gain (loss)	.85		6.01	6.73		(2.00)	(.86)	4.95
Total from investment operations	.91		6.02	6.73		(1.91)	(.66)	5.14
Distributions from net investment income	—		—	(.08)		(.18)	—	(.08)
Distributions from net realized gain	(.51)		—	—		—	—	—
Distributions in excess of net realized gain	—		—	—		—	—	(.05)
Total distributions	(.51)		—	(.08)		(.18)	—	(.13)
Net asset value, end of period	$30.58		$30.18	$24.16		$17.51	$19.60	$20.26
Total ReturnB,C,D	3.04%		24.92%	38.64%		(9.82)%	(3.26)%	33.78%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69	%A	.71%	.70%		.70%	.69%	.74%
Expenses net of voluntary waivers, if any	.69	%A	.71%	.70%		.70%	.69%	.74%
Expenses net of all reductions	.64	%A	.68%	.68%		.63%	.62%	.69%
Net investment income (loss)	.42	%A	.03%	—%		.51%	1.06%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,036,998		$979,533	$678,480		$499,557	$574,934	$589,026
Portfolio turnover rate	108	%A	55%	51%		135%	144%	245%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reduction from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G	Amount represents less than $.01 per share.

H

As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.04)% or (0.00%). The reclassification had no impact on total net assets or total return of the class.

Financial Highlights — Service Class

	Six months ended June 30, 2005 (Unaudited)		Years ended December 31,
			2004	2003G	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$30.07		$24.10	$17.46	$19.54	$20.22	$15.24
Income from Investment Operations
Net investment income (loss)E	.05		(.02)	(.02)	.08	.18	.17
Net realized and unrealized gain (loss)	.84		5.99	6.72	(2.00)	(.86)	4.93
Total from investment operations	.89		5.97	6.70	(1.92)	(.68)	5.10
Distributions from net investment income	—		—	(.06)	(.16)	—	(.07)
Distributions from net realized gain	(.51)		—	—	—	—	—
Distributions in excess of net realized gain	—		—	—	—	—	(.05)
Total distributions	(.51)		—	(.06)	(.16)	—	(.12)
Net asset value, end of period	$30.45		$30.07	$24.10	$17.46	$19.54	$20.22
Total ReturnB,C,D	2.98%		24.77%	38.52%	(9.90)%	(3.36)%	33.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.79	%A	.81%	.80%	.80%	.79%	.84%
Expenses net of voluntary waivers, if any	.79	%A	.81%	.80%	.80%	.79%	.84%
Expenses net of all reductions	.74	%A	.78%	.78%	.73%	.72%	.79%
Net investment income (loss)	.32	%A	(.07)%	(.10)%	.41%	.96%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$852,834		$819,412	$580,179	$378,264	$366,665	$282,941
Portfolio turnover rate	108	%A	55%	51%	135%	144%	245%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reduction from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G

As the result of a correction made in the classification of distributions received on securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.14)% or (0.10%). The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

20

Financial Highlights — Service class 2

	Six months ended June 30, 2005 (Unaudited)		Years ended December 31,
			2004	2003H	2002	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$29.88		$23.98	$17.39	$19.49	$20.20	$14.82
Income from Investment Operations
Net investment income (loss)E	.03		(.06)	(.05)	.05	.15	.14
Net realized and unrealized gain (loss)	.83		5.96	6.69	(1.99)	(.86)	5.35
Total from investment operations	.86		5.90	6.64	(1.94)	(.71)	5.49
Distributions from net investment income	—		—	(.05)	(.16)	—	(.06)
Distributions from net realized gain	(.51)		—	—	—	—	—
Distributions in excess of net realized gain	—		—	—	—	—	(.05)
Total distributions	(.51)		—	(.05)	(.16)	—	(.11)
Net asset value, end of period	$30.23		$29.88	$23.98	$17.39	$19.49	$20.20
Total Return B,C,D	2.90%		24.60%	38.31%	(10.02)%	(3.51)%	37.12%
Ratios to Average Net AssetsG
Expenses before expense reductions	.94	%A	.96%	.95%	.95%	.94%	.99	%A
Expenses net of voluntary waivers, if any	.94	%A	.96%	.95%	.95%	.94%	.99	%A
Expenses net of all reductions	.89	%A	.93%	.93%	.88%	.88%	.94	%A
Net investment income (loss)	.17	%A	(.22)%	(.25)%	.25%	.81%	.76	%A
Supplemental Data
Net assets, end of period (000 omitted)	$2,668,590		$2,201,298	$1,177,574	$520,933	$210,356	$73,039
Portfolio turnover rate	108	%A	55%	51%	135%	144%	245%

A	Annualized

B	Total returns for periods of less than one year are not annualized.

C	Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

D	Total returns would have been lower had certain expenses not been reduced during the periods shown.

E	Calculated based on average shares outstanding during the period.

F	For the period January 12, 2000 (commencement of operations) to December 31, 2000.

G

Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H

As the result of a correction made in the classification or distributions received an securities representing realized gains for the year ended December 31, 2003, amounts previously reported have been reclassified. The impact of this correction was a decrease in net investment loss of $0.01 per share and a corresponding decrease in net realized and unrealized gain (loss). The ratio of net investment loss to average net assets decreased from (0.29)% or (0.25%). The reclassification had no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

21

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Mid Cap Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund III, (the trust) (referred to in this report as Fidelity Variable Insurance Products: Mid Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

22

1. Significant Accounting Policies — continued

Income Tax Information and Distributions to Shareholders — continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$953,436,138
Unrealized depreciation	(93,832,232)
Net unrealized appreciation (depreciation)	$859,603,906
Cost for federal income tax purposes	$3,756,933,447

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $2,516,870,395 and $2,130,910,693, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class’ average net assets and .25% of Service Class 2’s average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$413,133
Service Class 2	2,996,110
$3,409,243

23

Notes to Financial Statements (Unaudited) — continued

4. Fees and Other Transactions with Affiliates — continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$337,939
Service Class	275,726
Service Class 2	809,641
$1,423,306

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,065,808 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $173,437 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,157,476 for the period. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $3,707.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 18% of the total outstanding shares of the fund and two otherwise unaffiliated shareholders were the owners of record of 41% of the total outstanding shares of the fund.

24

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Investment Manager and Distributor

ING Life Insurance and Annuity Company

151 Farmington Avenue

Hartford, Connecticut 06156

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UFID (0605-081905)

Semi-Annual Report

June 30, 2005

Class I, S and ADV

ING Partners, Inc.

•	ING Solution Income Portfolio
•	ING Solution 2015 Portfolio
•	ING Solution 2025 Portfolio
•	ING Solution 2035 Portfolio
•	ING Solution 2045 Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Registrant’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov.

Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Dear Shareholder:

We are in the midst of an exciting time here at ING Funds. We began the year by introducing a new ING global fund that gave investors an opportunity to invest in global companies with a history of attractive dividend yields.

The new fund was a bold and innovative opportunity and it captured the attention of investors. When the fund’s initial offering period closed, it proved to be one of the five largest unleveraged closed-end funds in history.

The success of the new fund offering illustrates what ING Funds is really all about: fresh thinking in financial services. The fund’s offering success also confirmed something else that we have long believed; namely, that investors are excited about opportunities beyond our shores.

As globalization grows, investment opportunities grow as well. In 1970, only about one-third of equity market capitalization was located abroad; by 2004, that number had jumped to 50 percent(1). It is often said that the world is becoming ever more complicated. This is undoubtedly true in the world of investments where the range of asset classes and investment techniques has never been wider. To take advantage of the opportunities that are now available, it is essential to seek investment partners who have the required breadth and depth of experience — on a global basis.

Our goal at ING Funds is to deliver innovative investment products that help you, the investor, to achieve your financial dreams. We have also long been committed to uncovering opportunities worldwide.

We will continue to bring you opportunities — wherever they occur. With access to more than 700 ING investment management professionals who are located around the world and who, in our consideration, deliver exceptional insight into markets in Europe, the Americas and the Asia-Pacific region, we believe we are in a unique position to help you take advantage of the opportunities that the world has to offer.

On behalf of everyone here at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy President ING Funds July 27, 2005

(1) Morgan Stanley Capital International

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

1

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

Global stocks posted mixed results in the first half of 2005 with the U.S. market finally succumbing to inflation and interest rate fears while many international stocks advanced. As a whole, global equities lost 0.7%, according to the Morgan Stanley Capital International (“MSCI”) World Index(1) in dollars, including net reinvested dividends, dragged down by a resurgent dollar, boosted by strong Gross Domestic Product (“GDP”) growth, and rising short-term interest rates. The euro was further buffeted by the defeat of a proposal for a European constitution, followed by acrimonious stalemate on a European budget. For the six months, the U.S. dollar rose 11.9% against the euro, 7.1% against the pound and 8.1% against the oil price sensitive yen.

Trends in investment grade U.S. fixed income securities had been dominated since the middle of 2004 by the flattening of the Treasury yield curve as ten-year yields fell even as the Federal Open Market Committee (“FOMC”) raised short-term interest rates five times in 2004 and then twice more in February and March of 2005. The trend had been temporarily broken in the last few weeks of the first quarter as risk appetites soured, but not for long. From April 1, evidence of slowing activity and firming inflation mounted. May saw the curve-flattening trend sustained by the eighth FOMC rate rise. Then Dallas Federal Reserve President Fisher said that the FOMC, after eight rate increases, was in the “eighth inning” of the tightening cycle, sending the ten-year Treasury yield plunging through 4%, squeezing the spread over the 90-day Bill on June 27th to 0.87%, a new low since April of 2001. But on the last day of the quarter the FOMC raised the Federal Funds rate for the ninth time, to 3.25%, and made it perfectly clear that extra innings were about to be played. For the six months, the yield on U.S. 10-year Treasury Notes fell by 0.27% to 3.95%, while the yield on 13-week Treasury Bills rose 0.88% to 3.06%. The return on the broader Lehman Brothers Aggregate Bond Index(2) was 2.5%, and the recovery of investors’ risk appetites helped the Lehman Brothers High Yield Bond Index(3) add 1.1%.

The U.S. equities market in the form of the Standard & Poor’s (“S&P”) 500 Index(4), lost 0.8% in the first half of 2005 including dividends. At this point the market was trading at a price-to-earnings level of about 15.75 times earnings for the current fiscal year. An early retreat was relieved by encouraging elections in Iraq, an upsurge in merger and acquisition activity and generally better than expected company earnings. A solid employment report on March 4 propelled the S&P 500 Index to its best close of the quarter the next day. But the sell off was swift amid concerns about inflation and a slowing economy. Investors keenly watched the swirling crosscurrents in the fixed income markets. Falling bond yields make stocks relatively more attractive and have encouraged mortgage refinancing on a massive scale. The funds raised have tended not to stay long in the wallets of American consumers, keeping expansion strong. However, inexorably rising short-term rates dampen demand and profit margins. Little wonder then that Mr. Fisher’s remarks encouraged the market to make a run in June from the previous March 7 high. Although, it was tripped up by the other major influence on stocks in recent quarters: the surging price of oil, which is potentially inflationary through costs and deflationary since it acts like a tax. The price of a barrel of oil for July delivery reached a new record on June 17, stopping the stock market rally in its tracks. June ended on a down note when the FOMC indicated that the tightening game was far from over.

Japan equities fell 5.8%, based on the MSCI Japan Index(5) plus net dividends in dollars, but rose 1.8% in local currency. By month end the broad market was trading at about 15.5 times current fiscal year earnings. The period saw the familiar raft of macro-economic disappointments, but from May the news improved. GDP growth was estimated at 4.9% after three weak quarters. Profits are growing in Japan, by 15.8% in the first quarter, and the banks’ bad loan crisis appears to be over.

European ex UK markets jumped 11.3% in local currencies during the first six months of 2005, repeatedly reaching three-year high levels, but fell 1.1% in dollars, according to the MSCI Europe ex UK Index(6) including net dividends. Markets were trading on average at about 13.5 times earnings for the current fiscal year. Such bullish performance belied bearish economic conditions with high unemployment and barely growing economies. This and the political setbacks referred to above served only to depress the euro. Stock markets cheered the weaker currency, while corporate profits held up and merger and acquisition activity revived, allowing stocks to rise in the face of record low bond yields.

The UK market gained 8.1% in sterling, based on the MSCI UK Index(7) including net dividends, making new four-year highs, but only 0.9% in dollars. It was then

2

MARKET PERSPECTIVE:      SIX MONTHS ENDED JUNE 30, 2005

trading at just under 13 times current fiscal year earnings. The UK economy as a whole has been healthy, with 3.2% growth in 2004 and low unemployment. However, over-stretched consumers and soaring real estate prices held growth at bay. Five interest rate increases through August 2004 eventually took their toll. By the end of June, house prices were falling, manufacturing was in decline and GDP growth slowed. The next move in interest rates, in our opinion, clearly is a decrease and it was this expectation, plus a weaker pound that boosted a fairly inexpensive stock market.

(1) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(4) The Standard & Poor’s 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI Europe ex UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 29, 2005, inception of the Portfolios, to June 30, 2005.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
ING Solution Income Portfolio	Account	Account	Annualized	During the
	Value	Value	Expense	Period Ended
	April 29, 2005	June 30, 2005	Ratio*	June 30, 2005**
Actual Fund Return
Class ADV	$1,000.00	$1,017.00	0.62%	$1.08
Class I	$1,000.00	$1,019.00	0.12%	$0.21
Class S	$1,000.00	$1,018.00	0.37%	$0.64
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.56	0.62%	$1.07
Class I	$1,000.00	$1,008.42	0.12%	$0.21
Class S	$1,000.00	$1,007.99	0.37%	$0.64

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During the
	Value	Value	Expense	Six Months Ended
	January 1, 2005	June 30, 2005	Ratio*	June 30, 2005***
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	$1,000.00	$1,024.20	0.12%	$0.60
Class S	$1,000.00	$1,022.96	0.37%	$1.86

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).
***

Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to hypothetically reflect the six months ended June 30, 2005).

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Solution 2015 Portfolio	Beginning Account Value April 29, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2005**
Actual Fund Return
Class ADV	$1,000.00	$1,029.90	0.62%	$1.09
Class I	$1,000.00	$1,031.90	0.12%	$0.21
Class S	$1,000.00	$1,030.90	0.37%	$0.65
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.56	0.62%	$1.07
Class I	$1,000.00	$1,008.42	0.12%	$0.21
Class S	$1,000.00	$1,007.99	0.37%	$0.64

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Six Months Ended June 30, 2005***
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	$1,000.00	$1,024.20	0.12%	$0.60
Class S	$1,000.00	$1,022.96	0.37%	$1.86

ING Solution 2025 Portfolio	Beginning Account Value April 29, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2005**
Actual Fund Return
Class ADV	$1,000.00	$1,036.80	0.62%	$1.09
Class I	$1,000.00	$1,038.80	0.12%	$0.21
Class S	$1,000.00	$1,037.80	0.37%	$0.65
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.56	0.62%	$1.07
Class I	$1,000.00	$1,008.42	0.12%	$0.21
Class S	$1,000.00	$1,007.99	0.37%	$0.64

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Six Months Ended June 30, 2005***
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	$1,000.00	$1,024.20	0.12%	$0.60
Class S	$1,000.00	$1,022.96	0.37%	$1.86

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).
***

Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to hypothetically reflect the six months ended June 30, 2005).

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING Solution 2035 Portfolio	Beginning Account Value April 29, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2005**
Actual Fund Return
Class ADV	$1,000.00	$1,038.70	0.62%	$1.09
Class I	$1,000.00	$1,039.70	0.12%	$0.21
Class S	$1,000.00	$1,039.70	0.37%	$0.65
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.56	0.62%	$1.07
Class I	$1,000.00	$1,008.42	0.12%	$0.21
Class S	$1,000.00	$1,007.99	0.37%	$0.64

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Six Months Ended June 30, 2005***
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	$1,000.00	$1,024.20	0.12%	$0.60
Class S	$1,000.00	$1,022.96	0.37%	$1.86

ING Solution 2045 Portfolio	Beginning Account Value April 29, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2005**
Actual Fund Return
Class ADV	$1,000.00	$1,047.60	0.62%	$1.10
Class I	$1,000.00	$1,049.60	0.12%	$0.21
Class S	$1,000.00	$1,048.60	0.37%	$0.66
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,007.56	0.62%	$1.07
Class I	$1,000.00	$1,008.42	0.12%	$0.21
Class S	$1,000.00	$1,007.99	0.37%	$0.64

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Annualized Expense Ratio*	Expenses Paid During the Six Months Ended June 30, 2005***
Hypothetical (5% return before expenses)
Class ADV	$1,000.00	$1,021.72	0.62%	$3.11
Class I	$1,000.00	$1,024.20	0.12%	$0.60
Class S	$1,000.00	$1,022.96	0.37%	$1.86

*	Expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 63/365 (to reflect the period since inception).
***

Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to hypothetically reflect the six months ended June 30, 2005).

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	Income	2015	2025	2035	2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investments in underlying funds*	$230,915	$367,495	$160,648	$8,366	$48,115
Receivables:
Investment securities sold	7	11	—	—	2
Fund shares sold	—	—	—	3,997	—
Dividends and interest	33	79	32	—	—
Total assets	230,955	367,585	160,680	12,363	48,117
LIABILITIES:
Payable for investment securities purchased	—	—	95	3,997	—
Payable to affiliates	28	88	36	2	13
Total liabilities	28	88	131	3,999	13
NET ASSETS	$230,927	$367,497	$160,549	$8,364	$48,104
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$230,682	$365,619	$159,719	$8,231	$47,843
Undistributed net investment income (accumulated net investment loss)	7	5	1	(2)	(13)
Accumulated net realized loss on investments	(6)	(9)	(16)	(21)	(23)
Net unrealized appreciation on investments	244	1,882	845	156	297
NET ASSETS	$230,927	$367,497	$160,549	$8,364	$48,104
* Cost of investments in underlying funds	$230,671	$365,613	$159,803	$8,210	$47,818
Class I:
Net assets	$1,029	$1,042	$1,048	$1,050	$1,060
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	101	100	100	100
Net asset value and redemption price per share	$10.21	$10.36	$10.44	$10.47	$10.58
Class S:
Net assets	$228,871	$365,415	$158,454	$6,265	$45,986
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	22,428	35,310	15,188	598	4,351
Net asset value and redemption price per share	$10.20	$10.35	$10.43	$10.47	$10.57
Class ADV:
Net assets	$1,027	$1,040	$1,047	$1,049	$1,058
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001	$0.001
Shares outstanding	101	101	100	100	100
Net asset value and redemption price per share	$10.19	$10.34	$10.42	$10.46	$10.56

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2005 (UNAUDITED)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	Income	2015	2025	2035	2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	April 29, 2005(1)	April 29, 2005(1)	April 29, 2005(1)	April 29, 2005(1)	April 29, 2005(1)
	to June 30, 2005	to June 30, 2005	to June 30, 2005	to June 30, 2005	to June 30, 2005

INVESTMENT INCOME:
Dividends, from underlying funds	$35	$93	$37	$—	$—
Total investment income	35	93	37	—	—
EXPENSES:
Investment management fees	8	24	10	1	3
Distribution and service fees:
Class S	17	58	23	—	8
Class ADV	2	1	1	1	1
Administrative service fees	1	5	2	—	1
Total expenses	28	88	36	2	13
Net investment income (loss)	7	5	1	(2)	(13)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(6)	(9)	(16)	(21)	(23)
Net change in unrealized appreciation or depreciation on investments	244	1,882	845	156	297
Net realized and unrealized gain on investments	238	1,873	829	135	274
Increase in net assets resulting from operations	$245	$1,878	$830	$133	$261

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	Income	2015	2025	2035	2045
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	April 29, 2005(1)	April 29, 2005(1)	April 29, 2005(1)	April 29, 2005(1)	April 29, 2005(1)
	to June 30, 2005	to June 30, 2005	to June 30, 2005	to June 30, 2005	to June 30, 2005

FROM OPERATIONS:
Net investment income (loss)	$7	$5	$1	$(2)	$(13)
Net realized loss on investments	(6)	(9)	(16)	(21)	(23)
Net change in unrealized appreciation or depreciation on investments	244	1,882	845	156	297
Net increase in net assets resulting from operations	245	1,878	830	133	261
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	230,836	365,768	159,752	8,232	47,854
Cost of shares redeemed	(154)	(149)	(33)	(1)	(11)
Net increase in net assets resulting from capital share transactions	230,682	365,619	159,719	8,231	47,843
Net increase in net assets	230,927	367,497	160,549	8,364	48,104
NET ASSETS:
Beginning of period	—	—	—	—	—
End of period	$230,927	$367,497	$160,549	$8,364	$48,104
Undistributed net investment income (accumulated net investment loss) at end of period	$7	$5	$1	$(2)	$(13)

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

9

ING SOLUTION INCOME PORTFOLIO	FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I	Class S		Class ADV
	April 29,	April 29,		April 29,
	2005(1) to	2005(1) to		2005(1) to
	June 30,	June 30,		June 30,
	2005	2005		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.02	10.02		10.02
Income (loss) from investment operations:
Net investment income (loss)	$0.01	0.00	*	(0.00	)*
Net realized and unrealized gain on investments	$0.18	0.18		0.17
Total from investment operations	$0.19	0.18		0.17
Net asset value, end of period	$10.21	10.20		10.19
Total Return(2)%	1.90	1.80		1.70

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1	229		1
Ratios to average net assets:
Expenses(3)(4)%	0.12	0.37		0.62
Net investment income (loss)(3)%	0.44	0.10		(0.26)
Portfolio turnover rate	% 0	0		0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds.

* Amount is less than $0.01 or $(0.01) per share.

See Accompanying Notes to Financial Statements

10

ING SOLUTION INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

ING SOLUTION 2015 PORTFOLIO

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I		Class S		Class ADV
	April 29,		April 29,		April 29,
	2005(1) to		2005(1) to		2005(1) to
	June 30,		June 30,		June 30,
	2005		2005		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.04		10.04		10.04
Income (loss) from investment operations:
Net investment income (loss)	$0.00	*	0.00	*	(0.00	)*
Net realized and unrealized gain on investments	$0.32		0.31		0.30
Total from investment operations	$0.32		0.31		0.30
Net asset value, end of period	$10.36		10.35		10.34
Total Return(2)%	3.19		3.09		2.99

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		365		1
Ratios to average net assets:
Expenses(3)(4)%	0.12		0.37		0.62
Net investment income (loss)(3)%	0.24		0.02		(0.18)
Portfolio turnover rate	% 0		0		0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds.

* Amount is less than $0.01 or $(0.01) per share.

See Accompanying Notes to Financial Statements

11

ING SOLUTION 2025 PORTFOLIO	FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I		Class S		Class ADV
	April 29,		April 29,		April 29,
	2005(1) to		2005(1) to		2005(1) to
	June 30,		June 30,		June 30,
	2005		2005		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.05		10.05		10.05
Income (loss) from investment operations:
Net investment income (loss)	$0.00	*	0.00	*	(0.00	)*
Net realized and unrealized gain on investments	$0.39		0.38		0.37
Total from investment operations	$0.39		0.38		0.37
Net asset value, end of period	$10.44		10.43		10.42
Total Return(2)%	3.88		3.78		3.68

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		158		1
Ratios to average net assets:
Net expenses(3)(4)%	0.12		0.37		0.62
Net investment income (loss)(3)%	0.24		0.01		(0.22)
Portfolio turnover rate	% 0		0		0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds.

* Amount is less than $0.01 or $(0.01) per share.

See Accompanying Notes to Financial Statements

12

ING SOLUTION 2035 PORTFOLIO	FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I		Class S		Class ADV
	April 29,		April 29,		April 29,
	2005(1) to		2005(1) to		2005(1) to
	June 30,		June 30,		June 30,
	2005		2005		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.07		10.07		10.07
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.00	)*	(0.01)
Net realized and unrealized gain on investments	$0.40		0.40		0.40
Total from investment operations	$0.40		0.40		0.39
Net asset value, end of period	$10.47		10.47		10.46
Total Return(2)%	3.97		3.97		3.87

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		6		1
Ratios to average net assets:
Net expenses(3)(4)%	0.12		0.37		0.62
Net investment loss(3)%	(0.12)		(0.37)		(0.62)
Portfolio turnover rate	% 0		0		0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds.

* Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

13

ING SOLUTION 2045 PORTFOLIO	FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each period.

	Class I		Class S		Class ADV
	April 29,		April 29,		April 29,
	2005(1) to		2005(1) to		2005(1) to
	June 30,		June 30,		June 30,
	2005		2005		2005

Per Share Operating Performance:
Net asset value, beginning of period	$10.08		10.08		10.08
Income (loss) from investment operations:
Net investment loss	$(0.00	)*	(0.00	)*	(0.01)
Net realized and unrealized gain on investments	$0.50		0.49		0.49
Total from investment operations	$0.50		0.49		0.48
Net asset value, end of period	$10.58		10.57		10.56
Total Return(2)%	4.96		4.86		4.76

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$1		46		1
Ratios to average net assets:
Net expenses(3)(4)%	0.12		0.37		0.62
Net investment loss(3)%	(0.12)		(0.37)		(0.62)
Portfolio turnover rate	% 0		0		0

(1) Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total returns for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) Expense ratios do not include expenses of Underlying Funds.

* Amount is less than $0.01 per share.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. ING Life Insurance and Annuity Company (“ILIAC” or the “Investment Adviser”) created ING Partners, Inc. (the “Fund”) to serve as an investment option underlying variable insurance products offered by ILIAC and its insurance company affiliates. The Fund is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Fund to offer separate series (“Portfolios”), each of which has its own investment objective, policies and restrictions. The Fund currently consists of thirty-one Portfolios. The five included in this report are: ING Solution Income Portfolio (“Solution Income”), ING Solution 2015 Portfolio (“Solution 2015”), ING Solution 2025 Portfolio (“Solution 2025”), ING Solution 2035 Portfolio (“Solution 2035”) and ING Solution 2045 Portfolio (“Solution 2045”) (each a “Portfolio” and collectively, the “Portfolios”). The investment objectives of the Portfolios are as follows: Income Solution — a combination of total return and stability of principal consistent with an asset allocation targeted to retirement; and Solution 2015, 2025, 2035 and 2045 Portfolios — until the day prior to the Target Dates, the Portfolios will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015, 2025, 2035 and 2045, respectively. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. When Solution 2015, 2025, 2035 and 2045 Portfolios reach their respective Target Date, they may be combined with the Income Portfolio, without a vote of shareholders, if approved by the Board of Directors.

Shares of the Fund are currently being offered only to participating insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies issued by the participating insurance companies.

The Portfolios offer the following three classes: Initial Class (“Class I”), Service Class (“Class S”) and Adviser Class (“Class ADV”). The classes differ principally in applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees.

Each Portfolio seeks to achieve its investment objective by investing in other ING Funds (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A.           Security Valuation. The valuation of each Portfolio’s investments in its underlying funds is based on the net asset values of the underlying funds each business day.

B.             Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

C.             Distributions to Shareholders. The Portfolios record distributions to their shareholders on ex-dividend date. For the Portfolios, net investment income, if any, will be declared and paid annually. Each Portfolio distributes dividends and capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

D.            Federal Income Taxes. It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required.

The Board of Trustees intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

E.              Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

F.              Repurchase Agreements. Certain of the Underlying Funds may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. An Underlying Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT ADVISOR AND ADMINISTRATIVE SERVICE FEES

The Portfolios entered into an Investment Management Agreement with the Investment Adviser. For its services, each Portfolio pays the Investment Adviser a monthly fee in arrears equal to 0.10% of the Portfolio’s average daily net assets during the month.

ING Investment Management Co. (the “Consultant”) is a consultant to the Investment Adviser. Both the Investment Adviser and the Consultant are indirect, wholly-owned subsidiaries of ING Groep, N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors. The Consultant will provide tactical allocation recommendations to the Investment Adviser. The Investment Adviser has set up an Investment Committee made up of a team of professionals to consider, review and implement the recommendations of the Consultant, and will retain discretion over implementation of the Consultant’s recommendations. The Consultant will provide ongoing recommendations to the Investment Committee of the Investment Adviser quarterly or as warranted by market conditions.

Under an Administrative Services Agreement between ING Fund Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, IFS provides all administrative services necessary for the Portfolios’ operations and is responsible for the supervision of the Portfolios’ other service providers. IFS also assumes all ordinary recurring direct costs of the Portfolios, such as custodian fees, director’s fees, transfer agency fees and accounting fees. As compensation for these services, IFS receives a monthly fee from each portfolio at an annual rate of 0.02% based on the average daily net assets of each Portfolio.

NOTE 4 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2005, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Income	$230,740	$56
Solution 2015	365,782	148
Solution 2025	159,758	33
Solution 2035	4,235	—
Solution 2045	47,853	10

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV of the Portfolios has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby ING Financial Advisers, LLC (the “Distributor”), an indirect, wholly-owned subsidiary of ING Groep, is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares (“Distribution Fees”). The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Rule 12b-1 Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. The Fund has also adopted a Shareholder Services Plan (“Service Plan”) for the Class S and ADV shares of each Portfolio. The Service Plan allows the Fund’s distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class S and ADV shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S and ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Each Portfolio has adopted a Retirement Policy covering all Independent Directors of the Portfolio who will have served as an Independent Directors for at least five years at the time of retirement. Benefits under this policy are based on an annual rate as defined in the policy agreement.

NOTE 7 — OTHER ACCRUED EXPENSES

At June 30, 2005, the Portfolios had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 5 and 6):

	Accrued		Accrued
	Investment	Accrued	Shareholder
	Management	Administrative	Service and
	Fees	Service Fees	Distribution	Total
Solution Income	$8	$1	$19	$28
Solution 2015	24	5	59	88
Solution 2025	10	2	24	36
Solution 2035	1	—	1	2
Solution 2045	2	1	10	13

NOTE 8 — EXPENSE LIMITATIONS

For the following Portfolios, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

Portfolio	Class I(1)	Class S(1)	Class ADV(1)
Solution Income	0.12%	0.37%	0.62%
Solution 2015	0.12%	0.37%	0.62%
Solution 2025	0.12%	0.37%	0.62%
Solution 2035	0.12%	0.37%	0.62%
Solution 2045	0.12%	0.37%	0.62%

(1)          The operating expense limits apply only at the Portfolio level and do not limit the fees payable by the underlying investment companies in which the Portfolios invest.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Portfolio.

Outstanding reimbursement balances due to the Portfolios, if any, under their respective expense limitation agreements are reflected in Reimbursement Due from Manager on the accompanying Statements of Assets and Liabilities.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless the Investment Adviser provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Class I	Class S	Class ADV
	Shares	Shares	Shares
	April 29,	April 29,	April 29,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005
Solution Income (Number of Shares)
Shares sold	101	22,434	101
Shares redeemed	—	(6)	—
Net increase in shares outstanding	101	22,428	101

Solution Income ($)
Shares sold	$1,011	$228,813	$1,011
Shares redeemed	—	(153)	—
Net increase	$1,011	$228,660	$1,011

(1)        Commencement of operations.

	Class I	Class S	Class ADV
	Shares	Shares	Shares
	April 29,	April 29,	April 29,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005
Solution 2015 (Number of Shares)
Shares sold	101	35,324	101
Shares redeemed	—	(14)	—
Net increase in shares outstanding	101	35,310	101

Solution 2015 ($)
Shares sold	$1,014	$363,740	$1,014
Shares redeemed	—	(149)
Net increase	$1,014	$363,591	$1,014

	Class I	Class S	Class ADV
	Shares	Shares	Shares
	April 29,	April 29,	April 29,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005
Solution 2025 (Number of Shares)
Shares sold	100	15,191	100
Shares redeemed	—	(3)	—
Net increase in shares outstanding	100	15,188	100

Solution 2025 ($)
Shares sold	$1,015	$157,722	$1,015
Shares redeemed	—	(33)	—
Net increase	$1,015	$157,689	$1,015

	Class I	Class S	Class ADV
	Shares	Shares	Shares
	April 29,	April 29,	April 29,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005
Solution 2035 (Number of Shares)
Shares sold	100	599	100
Shares redeemed	—	(1)	—
Net increase in shares outstanding	100	598	100

Solution 2035 ($)
Shares sold	$1,017	$6,198	$1,017
Shares redeemed	—	(1)	—
Net increase	$1,017	$6,197	$1,017

	Class I	Class S	Class ADV
	Shares	Shares	Shares
	April 29,	April 29,	April 29,
	2005(1) to	2005(1) to	2005(1) to
	June 30,	June 30,	June 30,
	2005	2005	2005

Solution 2045 (Number of Shares)
Shares sold	100	4,352	100
Shares redeemed	—	(1)	—
Net increase in shares outstanding	100	4,351	100

Solution 2045 ($)
Shares sold	$1,018	$45,818	$1,018
Shares redeemed	—	(11)	—
Net increase	$1,018	$45,807	$1,018

(1)   Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of available earnings and profits, current and accumulated, for tax purposes are reported as distributions of paid-in capital.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

There were no dividends or distributions to shareholders of the Portfolios during the period ended June 30, 2005.

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

ING Investments, LLC (“Investments”), the adviser to the ING Funds, has reported to the Boards of Directors/ Trustees (the “Board”) of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

•                  ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC (“IFD”) has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements.

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2005 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on September 9, 2004. These Forms 8-K can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds. Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance.

Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

20

ING SOLUTION PORTFOLIOS

PORTFOLIO ASSET ALLOCATION

AS OF JUNE 30, 2005 (UNAUDITED)

The following table illustrates the asset allocation of the Underlying Portfolios as of June 30, 2005 (as a percent of net assets).

	Solution	Solution	Solution	Solution	Solution
Underlying Affiliated Portfolios	Income	2015	2025	2035	2045

ING American Century Large Company Value Portfolio, Class I	—	5.0%	6.0%	8.0%	9.0%
ING Baron Small Cap Growth Portfolio, Class I	—	—	6.1%	5.1%	5.1%
ING JPMorgan Fleming International Portfolio, Class I	3.0%	4.0%	7.9%	6.9%	7.9%
ING Limited Bond Portfolio, Class I	25.0%	—	—	—	—
ING Marisco Growth Portfolio, Class I	—	3.0%	5.0%	6.0%	6.9%
ING Oppenheimer Strategic Income Portfolio, Class I	10.0%	10.0%	—	—	—
ING PIMCO High Yield Bond Portfolio, Class I	5.0%	5.0%	5.0%	—	—
ING PIMCO Total Return Portfolio, Class I	10.0%	10.0%	—	—	—
ING Salomon Brothers Aggressive Growth Portfolio, Class I	—	3.0%	5.0%	6.0%	7.1%
ING T. Rowe Price Growth Equity Portfolio, Class I	—	6.0%	9.0%	12.1%	13.0%
ING UBS U.S. Large Cap Equity Portfolio, Class I	7.0%	5.0%	—	—	—
ING Van Kampen Comstock Portfolio, Class I	—	—	5.9%	7.9%	8.9%
ING VP Index Plus LargeCap Portfolio, Class I	9.8%	9.9%	9.9%	10.0%	9.9%
ING VP Index Plus MidCap Portfolio, Class I	—	—	—	4.1%	5.0%
ING VP Index Plus SmallCap Portfolio, Class I	—	—	—	3.1%	5.1%
ING VP Intermediate Bond Portfolio, Class I	30.2%	30.0%	30.0%	19.8%	10.0%
ING VP International Value Portfolio, Class I	—	4.0%	5.0%	5.9%	7.0%
ING VP Real Estate Portfolio, Class I	—	5.1%	5.1%	5.1%	5.1%
Other Assets and Liabilities	—	—	(0.1)%	—	—
	100.0%	100.0%	100.0%	100.0%	100.0%

Portfolio holdings are subject to change daily.

21

as of June 30, 2005 (Unaudited)

ING SOLUTION INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2005 (UNAUDITED)

Shares			Value
INVESTMENT COMPANIES: 100.0%
571	ING JPMorgan Fleming International Portfolio, Class I		$6,840
5,154	ING Limited Bond Portfolio, Class I		57,777
2,282	ING Oppenheimer Strategic Income Portfolio, Class I		23,141
1,120	ING PIMCO High Yield Bond Portfolio, Class I		11,593
2,054	ING PIMCO Total Return Portfolio, Class I		23,194
1,842	ING UBS U.S. Large Cap Equity Portfolio, Class I		16,078
1,532	ING VP Index Plus LargeCap Portfolio, Class I		22,664
5,154	ING VP Intermediate Bond Portfolio, Class I		69,628
			230,915

	Total Investments in Securities (Cost $230,671)	100.00%	$230,915
	Other Assets and Liabilities-Net	—	12
	Net Assets	100.00%	$230,927

*	Cost for federal income tax purposes is $230,678. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$783
Gross Unrealized Depreciation	(546)
Net Unrealized Appreciation	$237

See Accompanying Notes to Financial Statements

22

ING SOLUTION 2015 PORTFOLIO

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2005 (UNAUDITED)

Shares			Value
INVESTMENT COMPANIES: 100.0%
1,316	ING American Century Large Company Value Portfolio, Class I		$18,255
1,215	ING JPMorgan Fleming International Portfolio, Class I		14,566
748	ING Marisco Growth Portfolio, Class I		11,002
3,620	ING Oppenheimer Strategic Income Portfolio, Class I		36,710
1,790	ING PIMCO High Yield Bond Portfolio, Class I		18,523
3,257	ING PIMCO Total Return Portfolio, Class I		36,776
283	ING Salomon Brothers Aggressive Growth Portfolio, Class I		11,035
447	ING T. Rowe Price Growth Equity Portfolio, Class I		21,960
2,115	ING UBS U.S. Large Cap Equity Portfolio, Class I		18,465
2,463	ING VP Index Plus LargeCap Portfolio, Class I		36,428
8,171	ING VP Intermediate Bond Portfolio, Class I		110,394
1,291	ING VP International Value Portfolio, Class I		14,629
1,317	ING VP Real Estate Portfolio, Class I		18,752
			367,495

	Total Investments in Securities (Cost $365,613)	100.00%	$367,495
	Other Assets and Liabilities-Net	—	2
	Net Assets	100.00%	$367,497

*	Cost for federal income tax purposes is $365,627. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,081
Gross Unrealized Depreciation	(213)
Net Unrealized Appreciation	$1,868

See Accompanying Notes to Financial Statements

23

ING SOLUTION 2025 PORTFOLIO

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2005 (UNAUDITED)

Shares			Value
INVESTMENT COMPANIES: 100.1%
691	ING American Century Large Company Value Portfolio, Class I		$9,580
627	ING Baron Small Cap Growth Portfolio, Class I		9,819
1,066	ING JPMorgan Fleming International Portfolio, Class I		12,779
546	ING Marisco Growth Portfolio, Class I		8,028
781	ING PIMCO High Yield Bond Portfolio, Class I		8,080
206	ING Salomon Brothers Aggressive Growth Portfolio, Class I		8,048
293	ING T. Rowe Price Growth Equity Portfolio, Class I		14,398
784	ING Van Kampen Comstock Portfolio, Class I		9,539
1,078	ING VP Index Plus LargeCap Portfolio, Class I		15,941
3,567	ING VP Intermediate Bond Portfolio, Class I		48,189
708	ING VP International Value Portfolio, Class I		8,023
578	ING VP Real Estate Portfolio, Class I		8,224
			160,648

	Total Investments in Securities (Cost $159,803)	100.1%	$160,648
	Other Assets and Liabilities-Net	(0.1)	(99)
	Net Assets	100.0%	$160,549

*	Cost for federal income tax purposes is $159,820. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$920
Gross Unrealized Depreciation	(92)
Net Unrealized Appreciation	$828

See Accompanying Notes to Financial Statements

24

ING SOLUTION 2035 PORTFOLIO

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2005 (UNAUDITED)

Shares			Value
INVESTMENT COMPANIES: 191.6%
48	ING American Century Large Company Value Portfolio, Class I		$665
27	ING Baron Small Cap Growth Portfolio, Class I		427
48	ING JPMorgan Fleming International Portfolio, Class I		577
34	ING Marisco Growth Portfolio, Class I		506
13	ING Salomon Brothers Aggressive Growth Portfolio, Class I		505
21	ING T. Rowe Price Growth Equity Portfolio, Class I		1,010
54	ING Van Kampen Comstock Portfolio, Class I		662
57	ING VP Index Plus LargeCap Portfolio, Class I		836
18	ING VP Index Plus MidCap Portfolio, Class I		341
15	ING VP Index Plus SmallCap Portfolio, Class I		257
123	ING VP Intermediate Bond Portfolio, Class I		1,658
44	ING VP International Value Portfolio, Class I		495
30	ING VP Real Estate Portfolio, Class I		427
			8,366

	Total Investments in Securities (Cost $8,210)	100.0%	$8,366
	Other Assets and Liabilities-Net	—	(2)
	Net Assets	100.0%	$8,364

*	Cost for federal income tax purposes is $8,231. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$135
Gross Unrealized Depreciation	—
Net Unrealized Appreciation	$135

See Accompanying Notes to Financial Statements

25

ING SOLUTION 2045 PORTFOLIO

PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2005 (UNAUDITED)

Shares			Value
INVESTMENT COMPANIES: 100.0%
311	ING American Century Large Company Value Portfolio, Class I		$4,316
157	ING Baron Small Cap Growth Portfolio, Class I		2,454
318	ING JPMorgan Fleming International Portfolio, Class I		3,815
227	ING Marisco Growth Portfolio, Class I		3,343
87	ING Salomon Brothers Aggressive Growth Portfolio, Class I		3,398
127	ING T. Rowe Price Growth Equity Portfolio, Class I		6,231
352	ING Van Kampen Comstock Portfolio, Class I		4,285
323	ING VP Index Plus LargeCap Portfolio, Class I		4,781
129	ING VP Index Plus MidCap Portfolio, Class I		2,428
147	ING VP Index Plus SmallCap Portfolio, Class I		2,446
355	ING VP Intermediate Bond Portfolio, Class I		4,802
296	ING VP International Value Portfolio, Class I		3,357
173	ING VP Real Estate Portfolio, Class I		2,459
			48,115

	Total Investments in Securities (Cost $47,818)	100.00%	$48,115
	Other Assets and Liabilities-Net	—	(11)
	Net Assets	100.00%	$48,104

*	Cost for federal income tax purposes is $47,842. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$304
Gross Unrealized Depreciation	(31)
Net Unrealized Appreciation	$273

See Accompanying Notes to Financial Statements

26

Investment Adviser and Administrator

ING Life Insurance and Annuity Company

151 Farmington Avenue

Hartford, Connecticut 06156

Distributor

ING Financial Advisers, LLC

151 Farmington Avenue

Hartford, Connecticut 06156

1-800-262-3862

Transfer Agent

DST Systems, Inc.

P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-USOL	(0605-081505)

ITEM 2.                             CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.                             AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.                             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.                             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.                             SCHEDULE OF INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board.  The Committee currently consists of all Independent Trustees of the Board (6 individuals).  The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met.  Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.                       CONTROLS AND PROCEDURES.

(a)                                  Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)                                 There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                       EXHIBITS.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/	James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 25, 2005

By	/s/	Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 25, 2005